As filed with the Securities and Exchange Commission on April 27, 2007
                                               1933 Act File No: 333-109762
                                               1940 Act File No: 811-10463

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                    [  ]

Post-Effective Amendment No. 8                                 [X ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 14                                               [X ]

                        (Check appropriate box or boxes.)

                            JNLNY Separate Account IV
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

               Jackson National Life Insurance Company of New York
--------------------------------------------------------------------------------
                               (Name of Depositor)

                2900 Westchester Avenue, Purchase, New York 10577
--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

                                 (888) 367-5651
--------------------------------------------------------------------------------
              Depositor's Telephone Number, including Area Code:

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

                     (Name and Address of Agent for Service)

                                With a Copy to:

                            Anthony L. Dowling, Esq.
                    Jackson National Life Insurance Company
                                1 Corporate Way
                               Lansing, MI 48951


It is proposed that this filing will become effective (check appropriate box):

         immediately upon filing pursuant to paragraph (b).
----
 X       on April 30, 2007, pursuant to paragraph (b).
----
         60 days after filing pursuant to paragraph (a)(1).
----
         on (date) pursuant to paragraph (a)(1) of Rule 485.
----


If appropriate, check the following box:

         This  post-effective  amendment  designates a new effective  date for a
----     previously filed post-effective amendment.

Title of Securities Being Registered: Variable Portion of Flexible Premium Variable Universal Life Insurance Policies

                             PERSPECTIVE INVESTORSM

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                    ISSUED BY
             JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)
                             IN CONNECTION WITH ITS
                            JNLNY SEPARATE ACCOUNT IV
                             2900 Westchester Avenue
                                    Suite 305
                            Purchase, New York 10577


                         JACKSON OF NYSM SERVICE CENTER

                                 P.O. BOX 30900
                             LANSING, MI 48909-8400
                                 1-800-599-5651


                       JACKSON OF NYSM IMG SERVICE CENTER

                                 P.O. BOX 30901
                          LANSING, MICHIGAN 48909-8401
                                 1-888-464-7779


Jackson National Life Insurance Company of New York (the "Company" or "Jackson of NYSM") is offering the flexible premium variable life insurance policies described in this prospectus. The policies provide insurance coverage on the life of one Insured. Please read this prospectus carefully before investing and keep it for future reference.

The policies currently offer 50 allocation options, including 49 variable investment options, each of which is an Investment Division of JNLNY Separate Account IV and our Fixed Account. Each Investment Division invests exclusively in shares of one of the portfolios of JNL(R) Series Trust or JNL Variable Fund LLC.


We do not guarantee a minimum Policy Value on amounts allocated to the Investment Divisions and, therefore, the policies do not have a guaranteed minimum Policy Value. The portion of your Policy Value in the Separate Account will vary depending on the investment performance of the portfolios underlying the Investment Divisions to which you allocate your premium. You bear the entire investment risk on amounts allocated to the Investment Divisions. The investment policies and risks of each portfolio are described in the accompanying prospectuses for the JNL Series Trust and the JNL Variable Fund LLC and its portfolios. The Policy Value will also reflect premiums paid, amounts withdrawn, and cost of insurance and other charges.

FLEXIBLE  PREMIUM  VARIABLE LIFE INSURANCE  POLICIES  INVOLVE  RISKS,  INCLUDING
POSSIBLE LOSS OF PRINCIPAL. THEY ARE NOT DEPOSITS OF ANY BANK OR INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY.

IT MAY NOT BE ADVANTAGEOUS FOR YOU TO PURCHASE VARIABLE LIFE INSURANCE TO REPLACE YOUR EXISTING INSURANCE COVERAGE OR TO PURCHASE ADDITIONAL VARIABLE LIFE INSURANCE IF YOU ALREADY OWN A VARIABLE LIFE INSURANCE POLICY.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. JACKSON OF NY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS BASED IN THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


--------------------------------------------------------------------------------
Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit
                      o Not insured by any federal agency
--------------------------------------------------------------------------------



                  THE DATE OF THIS PROSPECTUS IS APRIL 30, 2007

                                TABLE OF CONTENTS


SUMMARY......................................................................................................1
 Description of the Policy and Policy Benefits............................................................. 1
 Risks of the Policy....................................................................................... 4
 The Portfolios and Associated Risks....................................................................... 6

FEE TABLE....................................................................................................7
 Transaction Fees.......................................................................................... 7
 Periodic Charges.......................................................................................... 8
 Optional Rider/Benefit Charges............................................................................ 9
 Charges Assessed Against the Portfolios................................................................... 10
 Individual Portfolio Company Annual Expenses.............................................................. 11


PURCHASING A POLICY AND ALLOCATING PREMIUM...................................................................13
 Applying for a Policy..................................................................................... 13
 Premiums.................................................................................................. 14
 Planned Premium........................................................................................... 14
 Premium Limits............................................................................................ 15
 Guaranteed Minimum Death Benefit.......................................................................... 15
 Modified Endowment Contracts.............................................................................. 16
 Allocation of Premium..................................................................................... 16
 Policy Value.............................................................................................. 17
 Accumulation Unit Value................................................................................... 17
 Transfer of Policy Value.................................................................................. 17
 Restrictions on Transfers................................................................................. 17
 Transfers Authorized by Telephone or the Internet......................................................... 18
 Dollar Cost Averaging..................................................................................... 19
 Rebalancing............................................................................................... 19


THE SEPARATE ACCOUNT.........................................................................................20
 The Portfolios............................................................................................ 20
 Voting Privileges......................................................................................... 26
 Additions, Deletions, and Substitutions of Securities..................................................... 27

THE FIXED ACCOUNT............................................................................................27


POLICY BENEFITS AND RIGHTS...................................................................................28
 Death Benefit............................................................................................. 28
 Death Benefit Options..................................................................................... 28
 Changes in Death Benefit Option........................................................................... 29
 Changes in Specified Death Benefit........................................................................ 29
 Optional Insurance Benefits............................................................................... 30
 Policy Loans.............................................................................................. 32
 Surrenders................................................................................................ 33
 Partial Surrenders........................................................................................ 34
 Status of Policy at Attained Age 100...................................................................... 35
 Termination and Grace Period.............................................................................. 36
 Reinstatement............................................................................................. 36
 Right to Examine the Policy............................................................................... 36
 Postponement of Payment................................................................................... 36

CHARGES AND DEDUCTIONS.......................................................................................37
 Premium Charges........................................................................................... 37
 Mortality and Expense Risk Charge......................................................................... 37
 Monthly Deduction......................................................................................... 37
 Cost of Insurance Charge.................................................................................. 38
 Monthly Policy Fee........................................................................................ 39
 Monthly Administrative Charge............................................................................. 39
 Surrender Charge.......................................................................................... 39
 Transfer Charge........................................................................................... 40
 Illustration Charge....................................................................................... 40
 Re-Underwriting Charge.................................................................................... 41
 Rider Charges............................................................................................. 41
 Additional Policy Charges................................................................................. 41
 Portfolio Expenses........................................................................................ 41

GENERAL POLICY PROVISIONS....................................................................................41
 Statements to Owners...................................................................................... 41
 Limit on Right to Contest................................................................................. 41
 Suicide................................................................................................... 41
 Misstatement as to Age and Sex............................................................................ 42
 Beneficiary............................................................................................... 42
 Assignment................................................................................................ 42
 Creditors' Claims......................................................................................... 42
 Dividends................................................................................................. 42
 Notice and Elections...................................................................................... 42
 Modification.............................................................................................. 42
 Reduced Paid-Up Insurance................................................................................. 42
 Exchange to a General Account Product..................................................................... 42

FEDERAL TAX CONSIDERATIONS...................................................................................43
 Taxation of Jackson of NY and the Separate Account........................................................ 43
 Jackson of NY Taxation.................................................................................... 43
 Tax Status of the Policy.................................................................................. 44
 Diversification Requirements.............................................................................. 44
 Owner Control............................................................................................. 44
 Tax Treatment of Life Insurance Death Benefit Proceeds.................................................... 45
 Tax Deferral During Accumulation Period................................................................... 45
 Distributions............................................................................................. 45
 Policies Which are MECs................................................................................... 45
 Policies Which are not MECs............................................................................... 46
 Treatment Beyond Attained Age 94.......................................................................... 46
 Actions to Ensure Compliance with the Tax Law............................................................. 46
 Federal Income Tax Withholding............................................................................ 47
 Tax Advice................................................................................................ 47

DESCRIPTION OF JACKSON OF NY AND THE SEPARATE ACCOUNT........................................................47
 Jackson National Life Insurance Company of New York....................................................... 47
 The Separate Account...................................................................................... 47
 Safekeeping of the Separate Account's Assets.............................................................. 47
 State Regulation of Jackson of NY......................................................................... 47


DISTRIBUTION OF POLICIES.....................................................................................47


LEGAL PROCEEDINGS............................................................................................49

FINANCIAL STATEMENTS.........................................................................................50

PRIVACY POLICY...............................................................................................50

GLOSSARY OF TERMS............................................................................................52

APPENDIX A...................................................................................................55

APPENDIX B...................................................................................................57

APPENDIX C...................................................................................................60

WHERE YOU CAN FIND MORE INFORMATION..........................................................................62


Capitalized terms used in this prospectus are defined where first used or in the Glossary of Terms beginning on page 52 of this prospectus.


                                     SUMMARY

                  DESCRIPTION OF THE POLICY AND POLICY BENEFITS

         1.   WHAT IS A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY?

     Your policy is designed to be flexible to meet your specific life insurance needs. Your policy has a Death Benefit, Policy Value and other features of life insurance providing fixed benefits. Your policy is a "flexible premium" policy because you have a great amount of flexibility in determining when and how much premium you want to pay. Your policy is a "variable" policy because the Policy Value varies according to the investment performance of the Investment Divisions to which you have allocated your premiums. The policy provides you with an opportunity to take advantage of any increase in your Policy Value but you also bear the risk of any decrease.

         2. WHAT ARE THE PREMIUMS FOR THIS POLICY?

     You have considerable flexibility as to the timing and amount of your premiums. You must pay an initial premium to place the policy in force. Thereafter, you may pay additional premiums when and in such amounts as you choose, subject to certain restrictions. However, your policy may lapse and terminate without value if you do not pay sufficient premiums to keep the policy in force. The minimum initial premium generally is equal to 3 times the monthly Minimum Premium specified in your policy. The monthly Minimum Premium is based on your policy's Specified Death Benefit and the Insured's age, sex and underwriting risk classification. See "Purchasing a Policy and Allocating Premium" on page 13 for further details concerning the Minimum Premium.

     Premiums may be paid at any time. You may pay any level of premium, subject to certain limits. However, during the first three years, paying the monthly Minimum Premium may help keep your policy in force. See "Can my Policy Lapse?" on page 4. In addition, to take advantage of the Guaranteed Minimum Death Benefit feature, you must pay at least the cumulative Required Monthly Premium Amount due. This premium amount is shown on the policy data page when the rider is elected. It varies by age, sex and underwriting risk class. We may require evidence of insurability.

     We will not accept any premium that would increase our Net Amount at Risk under your policy, unless you provide us with evidence of insurability satisfactory to us. In addition, we will not accept any premium that would cause your policy to lose its status as a life insurance contract under the Internal Revenue Code of 1986, as amended (the "Code"), unless you also request an increase in the Specified Death Benefit that we approve. We also will not accept any premium that would cause your policy to be deemed a "modified endowment contract" under the Code, without your written consent or acknowledgement.

         3.   WHAT IS THE GUARANTEED MINIMUM DEATH BENEFIT FEATURE?

     Under this option, we agree to keep the policy (excluding any other riders) in force for the life of the Insured, regardless of the investment performance of the Investment Divisions, as long as your total premiums paid less Debt is greater than or equal to the cumulative Required Monthly Premium Amount. However, this rider will terminate if you take a partial surrender. You may select this optional rider when you apply for a policy. This rider is available only with Death Benefit Option A. For more information about this benefit, see "Guaranteed Minimum Death Benefit" on page 15.

         4.   HOW IS MY POLICY VALUE DETERMINED?


     Your Policy Value is the sum of the values of your interests in the Investment Divisions of the Separate Account, plus the values in the Fixed
Account and Loan Account. Your Policy Value depends on the investment performance of the Investment Divisions and the amount of interest we credit to the Fixed Account and Loan Account, as well as the Net Premiums paid, partial surrenders, and charges assessed. We have summarized the charges imposed under the policy in "Fee Table" and described them in more detail in "Charges and Deductions" on page 37. We do not guarantee a minimum Policy Value on amounts allocated to the Separate Account. For more information about your Policy Value, see "Policy Value" on page 17.


         5. WHAT ARE THE INVESTMENT CHOICES FOR THIS POLICY?


     The policy currently offers 49 investment options, each of which is an Investment Division. Each Investment Division invests in a single portfolio of a mutual fund. See "The Portfolios" on page 20 for a listing of the available Investment Divisions. We also offer a Fixed Account option. See "The Fixed Account" on page 27 for more information. You may transfer amounts among your investment choices, subject to certain restrictions. See "Risks of the Policy" on page 4 and "Transfer of Policy Value" on page 17.


         6.   HOW ARE MY PREMIUMS ALLOCATED?

     Before your premiums are allocated to the Policy Value, we deduct a Sales Charge, a Premium Tax Charge, and a Federal (DAC) Tax Charge (collectively "Premium Charges"). For more detail, see the Fee Table on page 7 and "Charges and Deductions" on page 37. The amount remaining after the deduction of the Premium Charges is called the Net Premium.

     When you apply for the policy, you specify in your application how to allocate your Net Premiums. You may change your allocation instructions at any time by writing to us at the address on the first page of this prospectus.

     We will generally allocate your initial Net Premiums to the Fixed Account on the Commencement Date. Following the Commencement Date, amounts designated for the Fixed Account will remain in the Fixed Account until otherwise instructed by you, while amounts designated for the Investment Divisions will be reallocated in accordance with your then current allocation instructions on the Allocation Date. The Allocation Date is generally the first business day on or after the fifth day following the Right to Examine Period for your policy. Thus, for example, if the Right to Examine Period is 10 days, the Allocation Date is generally 15 days after the Commencement Date. See "Right to Examine the Policy" on page 36 for more information about the Right to Examine Period. For amounts allocated to the Fixed Account prior to the Allocation Date, we may credit a different interest rate on amounts designated for the Fixed Account than on amounts designated for the Investment Divisions. We do not credit any interest or earnings on premiums we receive before the Commencement Date.

     After the Allocation Date, we generally allocate your Net Premiums to the Investment Divisions and the Fixed Account as of the date we receive your premiums at our Service Center. However, we reserve the right to delay the allocation of any Net Premium that requires underwriting. We allocate any subsequent Net Premium to the allocation options most recently elected by you and on file with us. See "Allocation of Premium" on page 16 for more information about how your premiums are allocated.

         7. MAY I TRANSFER POLICY VALUE AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You may transfer Policy Value among Investment Divisions and to the Fixed Account at any time, subject to certain restrictions. To make a transfer, you may write to us or call us at the phone number shown on the front page. Only one transfer from the Fixed Account during any Policy Year is permitted, and the amount you may transfer is limited.

     In  addition,   you  may  use  our  automatic  dollar  cost  averaging  and rebalancing programs. For additional information, please see "Dollar Cost Averaging" and "Rebalancing" on page 19.

     Each transfer in excess of 15 in a Policy Year will incur a charge of $25. Allocation Date transfers and transfers due to dollar cost averaging or rebalancing programs will not incur a $25 charge or count toward the 15 transfers per Policy Year.

         8.   WHAT ARE THE DEATH BENEFIT OPTIONS?

     We will pay the Death Benefit Proceeds to the beneficiary upon the death of the Insured. The policy provides for three Death Benefit options. Under Option A, the Death Benefit is equal to the greater of the Specified Death Benefit (or Target Death Benefit if the Optional Additional Death Benefit Coverage is elected) and the Minimum Death Benefit. Under Option B, the Death Benefit equals the greater of the Specified Death Benefit (or Target Death Benefit) plus the Policy Value, and the Minimum Death Benefit. Under Option C, the Death Benefit equals the greater of the Specified Death Benefit (or Target Death Benefit) plus the greater of the sum of the premiums minus total partial surrenders and zero, and the Minimum Death Benefit.

     You must choose one of the Death Benefit options when you apply for a policy. You may change your policy's Death Benefit option while the Insured is alive, subject to our approval and certain restrictions. We reserve the right to limit or refuse changes to the Death Benefit options. For additional information, please see "Death Benefit Options" on page 28.

         9.   HOW IS THE DEATH BENEFIT PAID?

     If the Insured dies while the policy is in force, we pay the Death Benefit Proceeds to your beneficiary. The Death Benefit Proceeds equal the Death Benefit (based on the Death Benefit Option then in effect), plus any additional rider benefits payable upon the Insured's death, less any amounts you owe us (including any outstanding Debt and unpaid policy charges). We determine the amount of the Death Benefit Proceeds as of the end of the Valuation Period during which we receive due proof of death. We usually pay the Death Benefit Proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied. Until due proof of death is received, any amount in the Separate Account will be subject to investment risk. For additional information, please see "Death Benefit" on page 28.

         10. CAN I INCREASE OR DECREASE MY POLICY'S SPECIFIED DEATH BENEFIT?


     Yes, you have considerable flexibility to increase or decrease your policy's Specified Death Benefit. You may request an increase after the first Policy Year and/or a decrease after the third Policy Year by writing to us. You are permitted only one change per Policy Year. Your requested increase or decrease must be at least $10,000. If you request an increase, you must provide evidence of insurability satisfactory to us. An increase in the Specified Death Benefit increases the charges deducted from your Policy Value and the surrender charge. You may not decrease the Specified Death Benefit of your policy below the minimum Specified Death Benefit shown in your policy. The minimum is $100,000 for all policies. We reserve the right to limit or refuse changes in the Specified Death Benefit. Some examples of the bases on which a requested change could be refused are: (i) the results of underwriting on a request for an increase indicate that the insured is no longer insurable, (ii) the change would cause the policy to violate Section 7702 of the Code, (iii) the policy owner is currently on claim for the Waiver of Monthly Deductions rider, (iv) a decrease would reduce the Specified Death Benefit below the $100,000 minimum, or (v) increases are not contractually allowed in the first year and decreases are not contractually allowed in the first 3 years. For more detail, see "Changes in Specified Death Benefit" on page 29. In addition, modifying your policy's Specified Death Benefit might have tax ramifications. For additional information, please see "Federal Tax Considerations" on page 43.


         11. DO I HAVE ACCESS TO THE VALUE OF MY POLICY?

     Yes. You may surrender your policy at any time for the Cash Surrender Value. If you request a full surrender between the expiration of the Right to Examine Period and the Allocation Date, we will refund the premium less any partial surrenders or policy loans.


     We currently permit you to take up to twelve partial surrenders per Policy Year, after the first Policy Year. The total partial surrender amount deducted from your Policy Value will consist of the amount payable to you, a flat fee of $25 and any applicable surrender charge and taxes. The total partial surrender amount must be at least $500. Other restrictions may apply. For more information, see "What are the Limitations on Partial Surrender?" on page 4 and "Partial Surrenders" on page 34. A full or partial surrender may have tax consequences. For more information, see "Federal Tax Considerations" beginning on page 43.


         12.   MAY I TAKE OUT A POLICY LOAN?

     Yes, you may borrow money from us using the policy as the only security for your loan, subject to limitations. To secure a loan's repayment, we require that a corresponding amount of Policy Value be transferred to the Loan Account. Day 1 Loans are also available. For more information, see "Policy Loans" on page 32. Policy loans may have tax consequences if your policy is deemed to be a "modified endowment contract" for federal income tax purposes. For more information, see "Modified Endowment Contracts" on page 16.

         13.   CAN I CANCEL MY POLICY?

     You may cancel your policy by returning it to us within ten days after you receive it. In addition, if your policy was purchased as a replacement of an existing life insurance policy or annuity contract, you may return it to us within sixty days after you receive it. If you return your policy during the Right to Examine Period, the policy terminates and we will refund your premium, less any partial surrender and any policy loans. For more information, see "Right to Examine the Policy," on page 36.

                               RISKS OF THE POLICY

         1.   IS MY POLICY VALUE GUARANTEED?

     Your Policy Value is not guaranteed. However, the payment of the Death Benefit may be guaranteed under the Guaranteed Minimum Death Benefit feature.
The value of your policy fluctuates with the performance of the allocation options you choose. Your allocation options may not perform to your expectations. Your Policy Values in the Investment Divisions may rise or fall depending on the performance of the portfolios in which the Investment Divisions invest and the charges under your policy. For more detail, please see "The Portfolios and Associated Risks" on page 6 and "The Separate Account" on page
20. In addition, a guarantee with respect to interest rate applies only to the Fixed Account allocation option.

         2.   IS THIS POLICY SUITABLE FOR SHORT-TERM SAVINGS?

     The policy is designed for long-term financial planning. Although the surrender charge decreases over time, while it is in effect it may be a substantial portion of or even exceed your Policy's Value. Accordingly, you should not purchase the policy if you may need to access the Policy Value within a short time. Because the policy is designed to provide benefits on a long-term basis, before purchasing a policy for a specialized purpose, you should consider whether the long-term nature of the policy is consistent with the purpose for which it is being considered.

         3.   CAN MY POLICY LAPSE?


     Your policy could lapse and terminate without value if your policy's Cash Surrender Value becomes too low to support the policy's monthly charges, unless:
(a) during the first three Policy Years, you have paid the cumulative Minimum Premiums and your policy's Net Policy Value is greater than zero; or (b) the Guaranteed Minimum Death Benefit feature is in effect. If your Policy Value is too low to keep your policy in force you will have at least a 61-day Grace Period to pay additional amounts to prevent your policy from terminating. We will notify you in writing. See "Termination and Grace Period" on page 36. If you have any outstanding Debt when your policy lapses, you may have taxable income as a result. See "Federal Tax Considerations" on page 43. Poor investment performance may cause your policy to lapse. Policy loans or partial surrenders also increase the risk that your policy may lapse because they have the effect of reducing your policy's Cash Surrender Value.


         4.   ARE THERE RISKS INVOLVED WITH SPECIALIZED USES OF THE POLICY?


     Because the policy provides for an accumulation of Policy Values as well as a Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the policy in part for such purposes may involve certain risks. For example, if the investment performance of the Investment Divisions is poorer than expected or if sufficient premiums are not paid, the policy may lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the policy. Partial surrenders and policy loans may significantly affect current and future Policy Values, Cash Surrender Values or Death Benefit Proceeds. The policy is designed to provide benefits on a long-term basis. Before purchasing a policy for a specialized purpose, you should consider whether the long-term nature of the policy is consistent with the purpose for which it is being considered. In addition, using a policy for a specialized purpose may have tax consequences. See "Federal Tax Considerations" on page 43.


         5.   WHAT ARE THE LIMITATIONS ON PARTIAL SURRENDER?


     You may not take a partial surrender in the first Policy Year. After the first Policy Year, you may take no more than twelve partial surrenders per Policy Year. We reserve the right to increase or decrease the number of partial surrenders you may take in a Policy Year. The minimum total partial surrender amount is $500, including a $25 partial surrender fee and any applicable surrender charge or taxes. The surrender charge on a partial surrender is approximately proportional to the resulting decrease in the Policy Value. A partial surrender will reduce your Cash Surrender Value and may reduce your Specified Death Benefit. A partial surrender also will terminate the Guaranteed Minimum Death Benefit feature, if you have chosen that optional rider. We will not permit a partial surrender that would reduce the Cash Surrender Value to an amount less than or equal to the amount needed for the next three Monthly Deductions or if it would reduce the Specified Death Benefit below the minimum Specified Death Benefit shown in your policy. If your partial surrender request would reduce your Cash Surrender Value below that limit, we will either reject the request or allow you to surrender your policy, thereby ending your coverage. Please note that partial surrenders reduce your policy's Death Benefit. See "Partial Surrenders" on page 34. In addition, partial surrenders may have tax consequences. See "Federal Tax Considerations" on page 43.


         6.   WHAT ARE THE LIMITATIONS ON TRANSFER?

     Each transfer in excess of 15 in a Policy Year will incur a transfer charge of $25, excluding Allocation Date transfers and transfers due to dollar cost averaging or rebalancing programs. We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. We reserve the right to further limit transfers in any Policy Year, or to refuse any transfer request for an Owner or certain Owners. For example, we reserve the right to limit excessive trading and transfers that would disadvantage Owners or have a detrimental effect on Accumulation Unit Values or the share price of any portfolio. See "Transfer of Policy Value" on page 17.

         7. WHAT ARE THE LIMITATIONS OR CHARGES ON SURRENDER OF THE POLICY?


     You may surrender your policy at any time. We deduct a surrender charge from the surrender proceeds. The surrender charge is calculated as described in "Surrender Charge" on page 39. While the amount of the surrender charge decreases over time, it may be a substantial portion or even exceed your Policy Value. We also deduct any outstanding Debt. In addition, the surrender of your policy may have tax consequences. See "Federal Tax Considerations" on page 43.


         8. WHAT ARE THE RISKS OF TAKING A POLICY LOAN?

     Taking a loan from your policy may increase the risk that your policy will lapse. The loan will have a permanent effect on your Policy Value and will reduce the Death Benefit Proceeds. In addition, if your policy is a modified endowment contract for federal income tax purposes, taking a policy loan may have tax consequences. See "Policies Which are MECs" on page 45.

         9. WHAT ARE THE TAX CONSEQUENCES OF BUYING THIS POLICY?

     Your policy is structured to meet the definition of a life insurance contract under the Code. We may need to limit the amount of premiums you pay under the policy to ensure that your policy continues to meet that definition.

     Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in the Policy Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial surrenders only if those amounts, when added to all previous distributions, exceed the total premiums paid. Amounts received upon surrender or partial surrender in excess of premiums paid are treated as ordinary income.


     Special rules govern the tax treatment of life insurance policies that meet the federal definition of a "modified endowment contract." Depending on the amount and timing of your premiums, your policy may meet that definition. Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Partial surrenders and policy loans, however, are treated differently. Amounts withdrawn and policy loans are treated first as income, to the extent of any gain, and then as a return of premium. The income portion of the distribution is includable in your taxable income. In addition, an additional 10% federal penalty tax is generally imposed on the taxable portion of amounts received before age 59 1/2. We will not accept any premium that would cause your policy not to qualify as a life insurance contract under the Code. For more information on the tax treatment of the policy, see "Federal Tax Considerations" on page 43.


                       THE PORTFOLIOS AND ASSOCIATED RISKS

         1.   WHAT IS A PORTFOLIO?

     Each of the Investment Divisions invests in shares of one of the portfolios. Each portfolio is a separate investment series of an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Each portfolio holds its assets separate from the assets of the other portfolios, and each portfolio has its own distinct investment objective and policies, which are described in the accompanying prospectuses for the portfolios. Each portfolio operates as a separate investment fund, and the income, gains and losses of one portfolio generally have no effect on the investment performance of any other. The portfolios in which the Investment Divisions currently invest are set forth in this prospectus. Some of the Investment Divisions described in this prospectus may not be available under your policy. For more information about the portfolios, please see "The Portfolios" on page 20.

         2. WHAT ARE THE RISKS OF THE PORTFOLIOS?

     We do not promise that the portfolios will meet their investment objectives. Amounts you have allocated to the Investment Divisions may grow in value, decline in value or grow less than you expect, depending on the investment performance of the portfolios in which those Investment Divisions invest. You bear the investment risk that those portfolios possibly will not meet their investment objectives. A description of each portfolio's investment policies and a comprehensive statement of each portfolio's risks may be found in its prospectus. For additional information, please see "The Portfolios" on page 20.

         3. HOW CAN I LEARN MORE ABOUT THE PORTFOLIOS?

     You should read the portfolios' current prospectuses for detailed information concerning their investment objectives and strategies, and their investment risks before allocating amounts to the Investment Divisions. If you do not have a prospectus for a portfolio, please contact us at our Service Center at the number listed on the first page of this prospectus and we will send you a copy.

                                    FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                                TRANSACTION FEES

CHARGE                                   WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED (1)
---------------------------------------- -------------------------------------- --------------------------------------------

Sales Charge                             When premium is allocated              6% of each premium in all years (2)

Premium Tax Charge                       When premium is allocated              Maximum: N/A (3)
                                                                                Current: 2% of each premium

Federal (DAC) Tax Charge                 When premium is allocated              1.5% of each premium

Surrender Charge (per $1,000 of          When you surrender your policy or
Specified Death Benefit) (4)             take a partial surrender, during the
                                         first nine Policy Years or nine
                                         years after an increase in the
                                         Specified Death Benefit

Minimum and Maximum Initial Surrender                                           Minimum: $ 2.49 per $1,000
Charge                                                                          Maximum: $50.00 per $1,000 (5)

    Initial Surrender Charge for a                                              $15.88 per $1,000
    45-year-old Male Preferred
    Nonsmoker

Transfer Charge                          Each transfer in excess of 15 in any   $25 per transfer
                                         Policy Year

Illustration Charge (6)                  Each in-force illustration in excess   $25 per illustration
                                         of one in any Policy Year

Re-Underwriting Fee (7)                  If a transaction under your policy     $25
                                         requires underwriting approval after
                                         the Commencement Date

Partial Surrender Fee                    When you make a partial surrender      $25 per partial surrender

Expedited Delivery Charge (8)            When you request expedited delivery    Current:  $15 for wire transfers
                                         of surrender, partial surrender or               $10 for overnight delivery
                                         loan proceeds                                    $22.50 for Saturday delivery

(1) The table shows the maximum guaranteed charges, except as otherwise indicated. See "Charges and Deductions" on page 37 for more information about these charges and our current charges.

(2) This is the maximum guaranteed Sales Charge. For information regarding our current charges, see "Premium Charges" on page 37.

(3) The current charge is based on the state premium tax in New York. We reserve the right to increase or decrease this charge due to any change in state or local tax law or premium taxes we expect to pay. See "State and Local Premium Tax Charge" on page 37.

(4) This charge applies to all surrenders and partial surrenders. The initial amount of the surrender charge generally equals the Specified Death Benefit of your policy multiplied by the applicable rate per thousand dollars of Specified Death Benefit divided by 1000. The applicable rate depends on the Insured's age, sex and underwriting risk classification. The surrender charge declines over a nine-year period, in accordance with a table shown in your policy. For example, the table below shows the nine-year surrender charge schedule for a 45-year-old Male Preferred Nonsmoker.

                  POLICY YEAR        SURRENDER CHARGE PER $1,000
                       1                        $15.88
                       2                        $14.12
                       3                        $12.35
                       4                        $10.59
                       5                        $ 8.82
                       6                        $ 7.06
                       7                        $ 5.29
                       8                        $ 3.53
                       9                        $ 1.76
                      10+                        $ 0

     An additional surrender charge usually applies if you increase your Specified Death Benefit. The surrender charge on partial surrenders generally is proportionate to the reduction in Policy Value resulting from partial surrender. For more information, see "Surrender Charge" on page 39 below.

     The surrender charge shown in the table above may not be representative of the charge you would pay. For more information about the surrender charge that would apply to your policy, please contact us at the address or telephone number shown on the first page of this prospectus, or contact your sales representative.

(5) This is the maximum guaranteed Initial Surrender Charge. For information regarding our current charges see "Surrender Charge" on page 39.

(6) This charge is not deducted from your Policy Value, but must be paid separately by you with each request for an in-force illustration in excess of one per Policy Year.

(7) For example, you will be subject to this charge if you request an increase in the Specified Death Benefit, which would require you to provide us with satisfactory evidence of insurability. See "Changes in Specified Death Benefit" on page 29.

(8) This charge reflects the expenses we expect to incur for providing expedited delivery of surrender, partial surrender or loan proceeds. We may increase this charge upon prior notice to you to reflect any increase in the expenses we expect to incur for providing this service.

THE SECOND TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE PORTFOLIO FEES AND EXPENSES.

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                                PERIODIC CHARGES

CHARGE                                          WHEN CHARGE IS DEDUCTED         AMOUNT DEDUCTED (9)
---------------------------------------- -------------------------------------- --------------------------------------

Cost of Insurance Charge (per $1,000                    Monthly
Net Amount at Risk) (10)

    Minimum and Maximum COI Charge:
                                                                                Minimum: 0.06 per $1,000
                                                                                Maximum: 83.33 per $1,000

    COI Charge for a 45- year-old Male                                          0.38 per $1,000
    Preferred Nonsmoker

Policy Fee                                              Monthly                 $15 per month for Policy
                                                                                Years 1-3
                                                                                $7.50 per month thereafter

Administrative Charge                                   Monthly                  $0.07 per month per $1,000 of
                                                                                 Specified Death Benefit for Policy
                                                                                 Years 1-10

                                                                                $0.01 per month per $1,000 of
                                                                                Specified Death Benefit thereafter

Mortality and Expense Risk Charge (11)                   Daily                  1.00% (on an annual basis) in all
                                                                                years

Policy Loan Interest Rate (12)                         Annually                 4%
                                                    (accrues daily)

Tax Charge (13)                                          Daily                  Currently:  None


(9) The table shows the maximum guaranteed charges, except as otherwise indicated. See "Charges and Deductions" on page 37 for more information about these charges and our current charges.

(10) The cost of insurance varies based on individual characteristics such as the sex, underwriting risk classification and age of the Insured and length of time the policy has been in force. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rates that the guaranteed rates shown in your policy. Our current cost of insurance charges also varies depending on the Specified Death Benefit of the Policy. We calculate a separate cost of insurance charge for any increase in the Specified Death Benefit based on the Insured's circumstances at the time of the increase (including age and underwriting risk classification). For more information about the calculation of the cost of insurance charges, see "Cost of Insurance Charge" on page 38.

     See "Cost of Insurance Charge" on page 38 for a description of how the Net Amount at Risk is determined.

     The cost of insurance charge shown in the table above may not be representative of the charge you would pay. For more information about the cost of insurance charge that would apply to your policy, please contact us at the address or telephone number shown on the first page of this prospectus or contact your sales representative.

(11) This is the maximum guaranteed Mortality and Expense Risk Charge. For information regarding our current charges, see "Mortality and Expense Risk Charge" on page 37.

(12) A loan against your policy accrues interest daily at an annual simple interest rate of 4% during your first through tenth Policy Years and 3% thereafter. To secure a loan's repayment, we require that a corresponding amount of Policy Value be transferred to the Loan Account. On the Loan Account balance, we will credit interest that compounds daily at an annual effective interest rate of 3%. (At the same time, however, you forgo the performance of the Investment Divisions and the amount of interest we credit to the Fixed Account while your loan remains outstanding.)

(13) We currently do not deduct a separate charge against the Separate Account for income taxes. In the future, however, we may impose such a charge if, in our sole discretion, we determine that we will incur a tax from the operation of the Separate Account.

CURRENTLY, WE ARE OFFERING THE FOLLOWING OPTIONAL RIDERS. THE CHARGES FOR THE RIDER YOU SELECT ARE DEDUCTED MONTHLY FROM YOUR POLICY VALUE AS PART OF THE MONTHLY DEDUCTION. YOU MAY NOT BE ELIGIBLE FOR ALL OPTIONAL RIDERS SHOWN BELOW. THE BENEFITS PROVIDED UNDER EACH RIDER ARE SUMMARIZED IN "OPTIONAL INSURANCE BENEFITS" BEGINNING ON PAGE 30.

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                         OPTIONAL RIDER/BENEFIT CHARGES

OPTIONAL BENEFIT                                WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED (14)
---------------------------------------- -------------------------------------- --------------------------------------

Terminal Illness Benefit Rider (15)                       N/A                                    N/A

Optional Additional Death Benefit
Coverage (16)                                           Monthly

   Minimum and Maximum Cost of                                                  Minimum: 0.06 per $1,000
   Insurance Charge (per $1,000 of                                              Maximum: 83.33 per $1,000
   Optional Death Benefit Coverage)
   (17)


   Cost of Insurance Charge for a                                               0.38 per $1,000
   45-year-old Male Preferred
   Nonsmoker (2) (17)

   Monthly Administrative Charge                        Monthly                 $0.07 per $1,000 of the excess of
                                                                                the Target Death Benefit over the
                                                                                Specified Death Benefit for years
                                                                                1-10;

                                                                                $0.01 per $1,000 of the excess of
                                                                                the Target Death Benefit over the
                                                                                Specified Death Benefit thereafter

Waiver of Monthly Deductions                            Monthly                 Minimum: $3.00 per $100 of Monthly
                                                                                Deduction
                                                                                Maximum:  $36.00 per $100 of Monthly
                                                                                Deduction

Waiver of Specified Premium                             Monthly                 Minimum: $0.03 per $1 of Specified
                                                                                Premium
                                                                                Maximum:  $0.11 per $1 of Specified
                                                                                Premium

Guaranteed Minimum Death Benefit                        Monthly                 $.005 per $1,000 of the Specified
                                                                                Death Benefit

Other Insured Term Insurance Rider

   Minimum and Maximum Cost of
   Insurance Charge (per $1,000 of                      Monthly                 Minimum: 0.06 per $1,000
   Rider Coverage) (17)                                                         Maximum: 83.33 per $1,000

   Cost of Insurance Charge for a                                               0.38 per $1,000
   45-year-old Male Preferred
   Nonsmoker (17)


   Monthly Administrative Charge                        Monthly                 $0.07 per $1,000 of
                                                                                Death Benefit (charged only in year 1)

Child Insurance Rider                                   Monthly                 $2.08 per $5,000 of coverage  ($25
                                                                                on an annual basis)

(14) The table shows the maximum guaranteed charges, except as otherwise indicated. See "Charges and Deductions" on page 37 for more information about these charges and our current charges.

(15) There is no additional cost for this rider, which is added automatically to your Policy.

(16) The death benefit coverage under this rider equals the Total Death Benefit minus the Base Death Benefit, but not less than zero.

(17) The cost of insurance varies based on individual characteristics such as the sex, underwriting risk classification and age of the Insured and length of time the policy has been in force. We determine the current cost of insurance rates, but we guarantee that we will never charge you higher cost of insurance rates than the guaranteed rates shown in your policy. Our current cost of insurance charges also varies depending on the rider death benefit.

THE FOLLOWING TABLE DESCRIBES PORTFOLIO FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY ANY OF THE PORTFOLIOS. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH PORTFOLIO.

                                CHARGES ASSESSED
                             AGAINST THE PORTFOLIOS

                                                                                   MINIMUM            MAXIMUM


Total Annual Portfolio Operating Expenses (18)                                      0.39%              1.18%
(expenses that are deducted from portfolio assets, including management and administrative fees, 12b-1 service fees and other expenses)



(18) The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2006, for the portfolios in which the Separate Account invests.


The portfolios' expenses are assessed at the portfolio level and are not direct charges against the Investment Division or the Policy Value. These expenses are taken into account in computing each portfolio's per share net asset value, which in turn is used to compute the corresponding Investment Division's Policy Value.

Each Investment Division purchases shares of the corresponding portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the policy and they may vary from year to year. Each Investment Division invests in Class B shares of the underlying portfolio. For each Investment Division, the fees and expenses of the underlying portfolio shown in this prospectus reflect the fees and expenses of the class of shares in which the Investment Division invests.


THE FIGURES IN THE FOLLOWING TABLE SHOW EXPENSE RATIOS FOR THE INDIVIDUAL PORTFOLIOS FOR THE YEAR ENDED DECEMBER 31, 2006, EXCEPT WHERE OTHERWISE NOTED.

          INDIVIDUAL PORTFOLIO COMPANY ANNUAL EXPENSES                                                    ACQUIRED
            (as a percentage of average net assets)                                                       FUND FEES    TOTAL ANNUAL
                                                              MANAGEMENT AND    SERVICE        OTHER    AND EXPENSES     PORTFOLIO
                           FUND NAME                           ADMIN FEE A    (12B-1) FEE   EXPENSES B        C          EXPENSES

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/AIM Large Cap Growth                                          0.80%           0.00%        0.00%        0.01%          0.81%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/AIM Real Estate                                               0.82%           0.00%        0.00%        0.01%          0.83%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/AIM Small Cap Growth                                          0.95%           0.00%        0.01%        0.00%          0.96%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Eagle Core Equity                                             0.73%           0.00%        0.00%        0.01%          0.74%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Eagle SmallCap Equity                                         0.83%           0.00%        0.01%        0.01%          0.85%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/FI Balanced                                                   0.75%           0.00%        0.02%        0.00%          0.77%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/FI Mid-Cap Equity                                             0.80%           0.00%        0.01%        0.01%          0.82%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Franklin Templeton Income                                     0.90%           0.00%        0.00%        0.00%          0.90%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Franklin Templeton Small Cap Value                            0.95%           0.00%        0.00%        0.03%          0.98%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Goldman Sachs Core Plus Bond                                  0.70%           0.00%        0.00%        0.00%          0.70%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Goldman Sachs Mid Cap Value                                   0.84%           0.00%        0.01%        0.01%          0.86%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Goldman Sachs Short Duration Bond                             0.54%           0.00%        0.00%        0.00%          0.54%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/JPMorgan International Equity                                 0.83%           0.00%        0.00%        0.00%          0.83%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/JPMorgan International Value                                  0.83%           0.00%        0.00%        0.01%          0.84%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/JPMorgan U.S. Government & Quality Bond                       0.58%           0.00%        0.01%        0.00%          0.59%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Lazard Emerging Markets                                       1.15%           0.00%        0.01%        0.02%          1.18%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Lazard Mid Cap Value                                          0.82%           0.00%        0.01%        0.01%          0.84%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Lazard Small Cap Value                                        0.85%           0.00%        0.01%        0.01%          0.87%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Mellon Capital Management S&P 500 Index                       0.39%           0.00%        0.01%        0.01%          0.41%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Mellon Capital Management S&P 400 MidCap Index                0.39%           0.00%        0.02%        0.01%          0.42%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Mellon Capital Management Small Cap Index                     0.39%           0.00%        0.01%        0.01%          0.41%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Mellon Capital Management International Index                 0.45%           0.00%        0.02%        0.01%          0.48%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Mellon Capital Management Bond Index                          0.40%           0.00%        0.01%        0.00%          0.41%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index        0.59%           0.00%        0.01%        0.01%          0.61%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Oppenheimer Global Growth                                     0.85%           0.00%        0.01%        0.00%          0.86%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/PIMCO Total Return Bond                                       0.60%           0.00%        0.00%        0.00%          0.60%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/PPM America High Yield Bond                                   0.57%           0.00%        0.00%        0.00%          0.57%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/PPM America Value Equity                                      0.65%           0.00%        0.00%        0.00%          0.65%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Putnam Equity                                                 0.77%           0.00%        0.01%        0.00%          0.78%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Putnam Midcap Growth                                          0.85%           0.00%        0.01%        0.00%          0.86%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Select Balanced                                               0.58%           0.00%        0.01%        0.01%          0.60%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Select Global Growth                                          0.89%           0.00%        0.01%        0.00%          0.90%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Select Large Cap Growth                                       0.79%           0.00%        0.01%        0.00%          0.80%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Select Money Market                                           0.38%           0.00%        0.01%        0.00%          0.39%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Select Value                                                  0.64%           0.00%        0.00%        0.01%          0.65%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/T. Rowe Price Established Growth                              0.70%           0.00%        0.00%        0.00%          0.70%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/T. Rowe Price Mid-Cap Growth                                  0.81%           0.00%        0.00%        0.00%          0.81%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/T. Rowe Price Value                                           0.75%           0.00%        0.01%        0.00%          0.76%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Mellon Capital Management 25                                  0.44%           0.00%        0.01%        0.00%          0.45%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Mellon Capital Management Select Small-Cap                    0.44%           0.00%        0.01%        0.00%          0.45%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Mellon Capital Management JNL 5                               0.43%           0.00%        0.01%        0.00%          0.44%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Mellon Capital Management VIP                                 0.45%           0.00%        0.04%        0.00%          0.49%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Mellon Capital Management JNL Optimized 5                     0.51%           0.00%        0.04%        0.01%          0.56%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Mellon Capital Management Communications Sector               0.52%           0.00%        0.03%        0.00%          0.55%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Mellon Capital Management Consumer Brands Sector              0.52%           0.00%        0.03%        0.00%          0.55%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Mellon Capital Management Financial Sector                    0.52%           0.00%        0.03%        0.00%          0.55%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Mellon Capital Management Healthcare Sector                   0.50%           0.00%        0.03%        0.00%          0.53%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Mellon Capital Management Oil & Gas Sector                    0.45%           0.00%        0.04%        0.00%          0.49%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------
------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------

JNL/Mellon Capital Management Technology Sector                   0.52%           0.00%        0.03%        0.00%          0.55%

------------------------------------------------------------- --------------- ------------ ------------ -------------- -------------



A Certain Funds pay Jackson National Asset Management, LLC(R), the Administrator, an administrative fee for certain services provided to the Fund by the Administrator. The JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Select Global Growth Fund, all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, and the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund pay an administrative fee of 0.15%; and the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Total Annual Portfolio Expenses columns in this table reflect the inclusion of any applicable administrative fee.


B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.


C ACQUIRED FUND FEES AND EXPENSES. The expenses shown represent the Funds' pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

     S&P NAME. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400 Index," "Standard & Poor's MidCap 400" and "S&P MidCap 400 Index " are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson
     National Life Insurance  Company(R)  ("Jackson").  The  JNL/Mellon  Capital
     Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management JNL 5 Fund and the JNL/Mellon Capital Management VIP Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such fund, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

     "Dow Jones," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM," "DJIASM," "DowSM" and "Dow 10SM " are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes  by  Jackson.  Dow Jones has no  relationship  to the  annuity and
     Jackson,  other  than the  licensing  of the Dow Jones  Industrial  Average
     (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon  Capital  Management  Healthcare Sector Fund, and the JNL/Mellon
     Capital Management Technology Sector Fund. Please see Appendix C for additional information. The JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

     The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

     THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND
     EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     "The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND."

     Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson. The JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line
     Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson is not affiliated with any Value Line Company.



                   PURCHASING A POLICY AND ALLOCATING PREMIUM

APPLYING FOR A POLICY. You may apply to purchase a policy by submitting a written application to us through an authorized sales representative. We will not issue a policy to insure people who are older than age 90. The minimum Specified Death Benefit is $100,000. Before we issue a policy, we require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any reason.

In general, we will issue your policy when we have determined that your application meets our underwriting requirements. We apply our customary underwriting standards to the proposed Insured. If on the Issue Date there are outstanding requirements that prevent us from placing your policy in force, coverage under your policy will not commence until all requirements are met. An example of an outstanding requirement is an amendment to your policy that requires your signature. We commence coverage of the Insured under the policy on the Policy Date, which generally is the later of (i) the Issue Date, (ii) the date on which we receive your first premium or (iii) the date that all requirements have been met or a date mutually agreed upon by us and the Owner. We will permit you to backdate the Policy Date of your policy up to six months before the Issue Date to save age. Backdating to save age can be advantageous, by reducing the charges under your policy although it also will reduce the units initially allocated to the investment options. You should consult your sales representative for more information as to whether backdating to save age would be appropriate for you. The Policy Date determines Monthly Deduction days, Policy Months and Policy Years. If your Monthly Anniversary date is not a business day, the Monthly Deduction will occur on the next business day with an effective date equal to the Monthly Anniversary date.

If you pay a premium with your application, and your requested Specified Death Benefit is less than $500,000, we provide the Insured with temporary conditional insurance only if you meet all of the terms of a conditional receipt. The temporary conditional insurance provides coverage during the underwriting of your application, but only if all conditions within the Temporary Insurance Agreement are met and first Minimum Premium is submitted. Some of the conditions include the following: all answers in materials submitted must be true, complete and accurate and you must never have been treated for, diagnosed with, or tested positive for a number of conditions. This temporary conditional coverage is limited to $500,000 or the Specified Death Benefit applied for, whichever is less.

If we approve your application, we begin to deduct policy charges as of the Policy Date. If we reject your application, we will not issue you a policy. We will return any premium you have paid, adding interest if, as, and at the rate, required in your state. We will not subtract any policy charges from the amount we refund to you.

PREMIUMS. To place your policy in force, you generally must pay an initial premium at least equal to three monthly Minimum Premium payments. As described in "Planned Premium" below, we send a notice prior to the planned premium date if you tell us that you plan to pay quarterly, semi-annually or annually. You may also pay premiums, including your initial premium through EFT (Electronic Fund Transfers).


You may pay additional premium at any time, and in any amount, as long as your premium would not cause your policy to lose its life insurance status under the Code, as explained in "Federal Tax Considerations" beginning on page 43. Premiums must be sent to us at the address on the first page. Unless you request otherwise in writing, while your policy has an outstanding loan, we treat all payments received as new premium, except those received after interest is billed and before the Policy Anniversary. We may require satisfactory evidence of insurability before accepting any premiums that would increase the Net Amount at Risk.


Paying the Minimum Premium during the first three Policy Years can help keep your policy in force. During the first three Policy Years, if your total premium payments (less partial surrenders) exceeds the monthly Minimum Premium amount times the number of months since the Policy Date, we will not take the surrender charge into consideration in determining whether your Policy Value is sufficient to keep your Policy in force. Instead, your Policy will not enter the Grace Period provided that the Net Policy Value is greater than zero. After the first three years or if your total premiums (less partial surrenders) do not at least equal the necessary Minimum Premiums, the Cash Surrender Value (which is reduced by the then current surrender charge) is used for lapse testing. The Minimum Premium is shown on the policy data page of your Policy and varies by age, sex, underwriting classification, Specified Death Benefit, and optional benefits you have selected. We may change the monthly Minimum Premium amount to reflect changes you make to your policy. If so, the new monthly Minimum Payment amount begins to apply when the change becomes effective.

We reserve the right to refuse any premium payment less than $25 or limit the amount of premium payments.

Premium received 15 days or less in advance of the Policy Anniversary will be considered premium for the next Policy Year for purposes of calculating Sales Charges. There is currently no Sales Charge on premiums in excess of the Target Premium for a given Policy Year. See "Premium Charges" on page 37. As a result, the Sales Charge on a premium that is received 15 day or less in advance of the Policy Anniversary will be higher than if it otherwise would have been treated as premium in excess of the Target Premium. In addition, subject to your consent, if that premium in whole or part would exceed Guideline Premium or the Modified Endowment Contract, we will temporarily hold the entire premium and apply it to your Policy on the next Policy Anniversary. We will monitor your premium payments and other policy transactions and notify you if a payment or other transaction might cause your policy to become a MEC. We will not invest any Premium or portion of a Premium that would cause your policy to become a MEC. If we receive such a premium, we will notify you and if you elect to have your policy become a MEC contract, we will apply the premium on the business day we receive your election. Otherwise we will return the premium to you. The premium will be placed in a non-interest bearing account until we apply it to your Policy. If we hold the premium for this reason, it will be deemed paid into your Policy on the next Policy Anniversary for all calculations under the Policy.

PLANNED PREMIUM. In your policy application, you will be asked to establish a schedule of "planned premium" payments by specifying the amount and frequency of such payments. You are not required to pay any planned premium. We will send you reminder notices prior to each planned payment date (except for those payments made in accordance with an EFT payment plan), which may be quarterly, semi-annually or annually, as specified by you. We reserve the right to stop sending such notices if no planned premiums are paid within any two Policy Years. You may change the amount or frequency of your planned premiums at any time by writing to us, subject to our consent.

Payment of planned premiums does not guarantee that your policy will remain in force, even if you pay all planned premiums as scheduled. If the value of your policy is not sufficient to keep your Policy in force, you may need to change your planned payment schedule or make additional payments in order to keep your Policy in force.

Paying planned premiums generally provides greater benefits than paying a lower amount of premium. In addition, you may use the planned premium to help remind you to pay at least the Minimum Premium during the first three Policy Years. Paying planned premiums also can help to keep your policy in force if your planned premium payments are at least as great as the Required Monthly Premium Amount necessary to keep the GMDB benefit in force. See "Guaranteed Minimum Death Benefit" on page 15.


PREMIUM LIMITS. Before we accept any premium that would require an increase in the Net Amount at Risk under your policy, you first must provide us with evidence of insurability. Also, the Code imposes limits on the amount of premium that can be contributed under a life insurance contract ("Guideline Premium limits"). If you exceed this limit, your policy would lose its favorable federal income tax treatment under the Code's definition of life insurance. Accordingly, we will not accept any premium that would cause your policy to exceed this limit, unless you increase the Specified Death Benefit (and/or Target Death Benefit) of your policy appropriately. To obtain this increase, you must submit a Written Request and satisfactory evidence of insurability meeting our then current underwriting standards. Otherwise we will accept only the portion of your premium that does not exceed the maximum permitted amount and we will refund the excess. In addition, we will not accept any additional premium from you until we can do so without exceeding the limit set by the Code. See "Federal Tax Considerations" on page 43 for more information. For premium received 15 days or less in advance of the Policy Anniversary, if we have your consent to hold the premium until the next Policy Anniversary, the premium limits will be applied when the premium is applied to your policy on the Policy Anniversary. See "Premiums" on page 14 for more information.


Paying too much premium also could cause your policy to be treated as a "modified endowment contract" for federal income tax purposes. See "Modified Endowment Contracts" at page 16 for more information.

GUARANTEED MINIMUM DEATH BENEFIT. The Guaranteed Minimum Death Benefit ("GMDB") feature can enable you to keep your policy's Specified Death Benefit in force for the life of the Insured regardless of changes in the Policy Value. You may choose this optional feature when you apply for your policy. We charge an additional charge for the Rider, as described in the Fee Table on page 7 of this prospectus.

Under this feature, we guarantee that your policy will remain in force, regardless of declines in Policy Value, if you meet the premium requirement under the rider. The premium requirement is met if, on each Monthly Anniversary,
(a) the total premiums paid less Debt exceed (b) the sum of the Required Monthly Premium Amounts for the period from the Policy Date to the relevant Monthly Anniversary or the Insured's Attained Age 100, if earlier. For policies with Day 1 Loans, "total premiums" include the actual premium received plus the amount of the loan.


If you fail the premium requirement, we will send you a notice giving you an opportunity to correct the deficiency by paying more premium. At the end of that period, if you have not paid the required additional premium, then the GMDB benefit will end. Once ended, this benefit cannot be reinstated, and the policy will stay in force only as long as the Policy Value is sufficient to keep the policy in force. The GMDB does not prevent the policy from entering the Grace Period, but an active GMDB will extend the Specified Death Benefit coverage for the life of the Insured even if the policy would otherwise lapse at the expiration of the Grace Period. For more information about the circumstances in which the policy might lapse, see "Termination and Grace Period" on page 36.


The GMDB does not cover riders, including the Optional Additional Death Benefit Coverage. If the Net Policy Value is insufficient to pay charges as they come due, only the GMDB and base policy coverage amount is guaranteed to stay in force.

If the Net Policy Value is insufficient to pay the base coverage and the GMDB rider charges as they come due, these charges are waived. Deduction of charges will resume once there is sufficient Net Policy Value.

If you take any partial surrenders, this rider will terminate. Only Death Benefit Option A is available with this rider. Changes to the policy's Death Benefit option are not allowed while this rider is in force.

MODIFIED ENDOWMENT CONTRACTS. In certain circumstances your policy might be deemed a "modified endowment contract," which is a category of life insurance contract defined in the Code. If your policy were to become a modified endowment contract, distributions and loans from the policy would result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in "Policies Which Are MECs" on page
45. Your policy could be deemed a modified endowment contract if, among other things, you pay too much premium or the Death Benefit is reduced. We monitor the status of your policy and advise you if you need to take action to prevent your policy from being deemed a modified endowment contract. If you pay a premium that would result in this classification, we notify you and allow you to request a refund of the excess premium, or other action, to avoid having your policy being deemed a modified endowment contract. If, however, you do choose to have your policy deemed a modified endowment contract, we do not refund the premium. We will require acknowledgment that the policy will be deemed a modified endowment contract.

Your policy also is deemed a modified endowment contract if you replace a modified endowment contract issued by another insurer with a policy. Payment of additional premium in connection with a replacement also could cause your policy to be deemed a modified endowment contract. For more information, please consult your tax adviser.

ALLOCATION OF PREMIUM. Your Net Premiums are generally allocated to the Investment Divisions and the Fixed Account in the proportions that you have selected. We deduct the Premium Charges from your premium before we allocate the Net Premium.

You must specify your allocation percentages in your application. Percentages must be in whole numbers and the total allocation must equal 100%. The minimum allocation percentage per allocation option is 1%. We allocate any additional premiums according to those percentages until you give us new allocation instructions. You may add or delete Investment Divisions and/or the Fixed Account from your allocation instructions.

We will generally allocate your initial Net Premiums to the Fixed Account on the Commencement Date. The Commencement Date is the date we place your policy in force after we have received: underwriting approval, any requirements outstanding after the Issue Date, and premium in an amount equal to or exceeding the minimum initial requirement. If outstanding requirements prevent us from placing your policy in force, the Commencement Date is postponed and your Net Premiums are not allocated until you satisfy those requirements. We do not credit any interest or earnings on premiums we receive before the Commencement Date.

Following the Commencement Date, amounts designated for the Fixed Account will remain in the Fixed Account until otherwise instructed by you, while amounts designated for the Investment Divisions will be reallocated in accordance with your then current allocation instructions on the Allocation Date. Any additional Net Premium we receive before the Allocation Date will also be allocated to the Fixed Account until the Allocation Date. The Allocation Date is generally the first business day on or after the fifth day following the Right to Examine Period for your policy. In most states, the Right to Examine Period is 10 days, but may be longer in some states. See "Right to Examine the Policy" on page 36 for more information about the Right to Return Period. Thus, for example, if the Right to Return Period is 10 days, the Allocation Date is generally 15 days after the Commencement DATE. On the Allocation Date, we will transfer any amounts designated for the Investment Divisions (plus any interest credited thereto while held in the Fixed Account) to the applicable Investment Divisions. For amounts allocated to the Fixed Account prior to the Allocation Date, we may credit a different interest rate on amounts designated for the Fixed Account than on amounts designated for the Investment Divisions, but the rate will not be lower than 3%. Any transfers on the Allocation Date will not count against the annual limit under your policy.

After the Allocation Date, we generally allocate your additional Net Premium to the Investment Divisions and the Fixed Account as of the date your premium is received at our Service Center. If an additional premium would result in an increase in the Death Benefit and thus requires underwriting, we may delay allocation until we have completed underwriting. At that time, we will follow the allocation instructions in our file unless you send us new allocation instructions with your payment.

POLICY VALUE. Your Policy Value is the sum of the value of your interests in the Separate Account, the Fixed Account, and the Loan Account. Your Policy Value may increase or decrease daily to reflect the performance of the Investment
Divisions you have chosen, the addition of interest credited to the Fixed Account and the Loan Account, the addition of Net Premium, and the subtraction of partial surrenders and charges assessed. There is no minimum guaranteed Policy Value.

Valuations for initial premiums and premiums requiring underwriting are made on the date your Net Premium is allocated to the Investment Divisions and the Fixed Account, as described in "Allocation of Premiums" above. We make all other valuations in connection with the policy on the day the premium or your transaction request is received at our Service Center, if that day is a Valuation Day. Otherwise, we make that determination on the next succeeding day that is a Valuation Day.

ACCUMULATION UNIT VALUE. We measure your Policy Value in the Separate Account by determining the value of the Accumulation Units that we credit to your policy. When you invest in an Investment Division, we credit your policy with Accumulation Units in that Investment Division. The number of Accumulation Units we credit equals the amount invested in the Investment Division divided by the value of the Investment Division's Accumulation Units on the Valuation Day that the allocation is made. The number of Accumulation Units we credit increases when premium is allocated to the Investment Division and amounts are transferred to the Investment Division, and loan repayments are transferred from the Loan Account to the Investment Divisions. The number decreases when certain charges are deducted from the Investment Division (for example, the cost of insurance charge, policy fee, administrative charge, partial surrender fee, and surrender charge), a loan is taken from the Investment Division, a transfer is made to another allocation option, or a partial surrender is made. However, these adjustments do not affect the value of an Accumulation Unit.

The value of an Accumulation Unit for each Investment Division varies to reflect the investment experience of the corresponding portfolio and the deduction of certain charges and expenses. We set the value of an Accumulation Unit at $10 when each Investment Division is established. Thereafter, on each Valuation Day, we determine the value of an Accumulation Unit for each of the Investment Divisions as follows:

     (1)  Determine the total value of assets in the Investment Division;

     (2) Subtract from that amount the applicable mortality and expense risk charge and the tax charge (if any); and

     (3)  Divide the result by the number of outstanding Accumulation Units.

You should refer to the prospectuses for the portfolios for a description of how the assets of each portfolio are valued since that determination directly affects the investment experience of the corresponding Investment Division and, therefore, your Policy Value.

TRANSFER OF POLICY VALUE. You may request a transfer of Policy Value among the Investment Divisions and the Fixed Account in writing or by telephone after the Allocation Date. You may transfer all or a portion of your value from one Investment Division to another Investment Division or to the Fixed Account. You may make one transfer from the Fixed Account to any Investment Division each Policy Year. This amount transferred from the Fixed Account may not exceed the greater of $1,000 (or the Fixed Account value, if less), the amount transferred out of the Fixed Account in the prior year, or 25% of your value in the Fixed Account. However, transfers under our rebalancing program are not subject to these limits. See "Rebalancing" on page 19.

As a general rule, we only make transfers on Valuation Days. If we receive your request in Good Order before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) on a Valuation Day, we generally make the transfer that day. Otherwise, we make the transfer on the next day that is a Valuation Day. We process transfers at the price next computed after we receive your transfer request.

RESTRICTIONS ON TRANSFERS. The policy is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying portfolio and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying portfolio. Neither the policies nor the underlying portfolios are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the policy. To protect Owners and the underlying portfolios, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Policy Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

     o    limiting the number of transfers over a period of time;

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

     o    limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the policy for disruptive activity based on frequency, pattern and size. We will more closely monitor policies with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial surrender to access the Policy Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the policy on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact the Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the policy. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every policy engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TRANSFERS AUTHORIZED BY TELEPHONE OR THE INTERNET. You can request certain transactions by telephone or at www.jnlny.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnlny.com. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Service Center number listed on the first page.

When authorizing a transfer, you must complete your transfer request by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.

You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instructions from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective on the next Monthly Anniversary upon receipt of the request in good order. Some optional benefits may require underwriting and will be effective on the next Monthly Anniversary following underwriting approval.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designate by the Owner ceases, and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

DOLLAR COST AVERAGING. Under our dollar cost averaging program, you may authorize periodic transfers of a fixed dollar amount between or among the Investment Divisions and the Fixed Account. The minimum transfer amount of the dollar cost averaging program is $100, and transfers may occur monthly, quarterly, semi-annually, or annually. The minimum initial balance of your allocation option from which transfers will be made is $5,000. Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both.

The theory of dollar cost averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as dollar cost averaging, periodic transfers from an Investment Division with more volatile performance experience is unlikely to produce the desired effects of dollar cost averaging as would transfers from a less volatile Investment Division.

Your request to participate in this program will be effective when we receive your completed request form at our Service Center. Call or write us for a copy of the request form and additional information concerning the program. We may change, terminate, limit, or suspend dollar cost averaging at any time.

REBALANCING. Rebalancing allows you to readjust the percentage of your Policy Value allocated to each Investment Division to maintain a pre-set level of investment in various market segments. Over time, the variations in each Investment Division's investment results will shift the balance of your Policy Value allocations. Under the rebalancing program, we automatically transfer your Policy Value, back to the percentages you specify in accordance with procedures and requirements that we establish. Restrictions on transfers from the Fixed Account will not apply to Rebalancing. Dollar cost averaging and rebalancing are mutually exclusive, you cannot select both.

You may request rebalancing when you apply for your policy or by submitting a completed Written Request to us at our Service Center. Please call or write us for a copy of the request form and additional information concerning rebalancing.

Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Policy Value allocated to the better performing segments. Other investment programs, such as the dollar cost averaging program, may not work in concert with rebalancing. Therefore, you should monitor your use of these programs, as well as other transfers or partial surrenders, while rebalancing is being used. We may change, terminate, limit, or suspend rebalancing at any time.

                              THE SEPARATE ACCOUNT

THE PORTFOLIOS. The Separate Account is divided into Investment Divisions. Each Investment Division invests in shares of one of the portfolios. Each portfolio is a separate investment series of JNL Series Trust or JNL Variable Fund LLC, each an open-end management investment company registered under the 1940 Act. We briefly describe the portfolios below. You should read the current prospectuses for the portfolios for more detailed and complete information concerning the portfolios, their investment objectives and strategies, and the investment risks associated with the portfolios. If you do not have a prospectus for a portfolio, contact us and we will send you a copy.

Each portfolio holds its assets separate from the assets of the other portfolios and each portfolio has its own distinct investment objective and policies. Each portfolio operates as a separate investment fund and the income, gains, and losses of one portfolio generally have no effect on the investment performance of any other portfolio.

HIGHLIGHTED ARE THE PORTFOLIOS THAT ARE NEWLY AVAILABLE, RECENTLY UNDERWENT NAME CHANGES, OR WERE SUBJECT TO A MERGER, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THE PORTFOLIOS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE PORTFOLIOS ARE ATTACHED TO THIS PROSPECTUS.

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                                JNL SERIES TRUST
--------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

     Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

--------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc. and INVESCO Institutional (N.A.), Inc. (sub-sub-adviser))

     Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies.

--------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

     Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

--------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)


     Seeks long-term growth through capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) equity securities consisting primarily of common stocks of large U.S. companies.

--------------------------------------------------------------------------------

JNL/EAGLE SMALLCAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

     Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

--------------------------------------------------------------------------------

JNL/FI BALANCED FUND (FORMERLY, JNL/FMR BALANCED FUND)
     Jackson National Asset Management, LLC (and Pyramis Global Advisors, LLC)


     Seeks income and capital growth, consistent with reasonable risk by investing 60% of its assets in stocks and other securities and the remainder in bonds and other debt securities.

--------------------------------------------------------------------------------

JNL/FI MID-CAP EQUITY FUND (FORMERLY, JNL/FMR MID-CAP EQUITY FUND)
     Jackson National Asset Management, LLC (and Pyramis Global Advisors, LLC)


     Seeks long-term growth of capital by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of companies with medium market capitalizations.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND
     Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

     Seeks  to  maximize   income  while   maintaining   prospects  for  capital
     appreciation by investing in a diversified portfolio of debt and equity securities.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Franklin Advisory Services,
     LLC)

     Seeks long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small-capitalization companies.

--------------------------------------------------------------------------------

JNL/GOLDMAN SACHS CORE PLUS BOND FUND (FORMERLY, JNL/WESTERN ASSET STRATEGIC
     BOND FUND) Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

     Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

--------------------------------------------------------------------------------

JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

     Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of investing.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

     Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

--------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

     Seeks long-term total growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Fund invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation.

--------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

     Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

--------------------------------------------------------------------------------

JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (FORMERLY, JNL/WESTERN ASSET U.S. GOVERNMENT & QUALITY BOND FUND)
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

     Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government.

--------------------------------------------------------------------------------

JNL/LAZARD EMERGING MARKETS FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

     Seeks long-term capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

--------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)


     Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.


--------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)


     Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued.


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks to match the performance of the S&P 400(R) Index to provide long-term
     capital   growth   by   investing   in   equity    securities   of   medium
     capitalization-weighted domestic corporations.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies..

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks to match the performance of the Lehman Brothers Aggregate Bond Index to provide a moderate rate of income by investing in domestic fixed-income investments.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

--------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

     Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

--------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

     Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.

--------------------------------------------------------------------------------

JNL/PPM AMERICA HIGH YIELD BOND FUND (FORMERLY, JNL/WESTERN ASSET HIGH YIELD
     BOND FUND) Jackson National Asset Management, LLC (and PPM America, Inc.)

     Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments such as options, futures contracts or swap agreements, including credit default swaps, and may also invest in securities of foreign insurers.

--------------------------------------------------------------------------------

JNL/PPM AMERICA VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

     Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

--------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

     Seeks long-term capital growth by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. However, the Fund may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation.

--------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

     Seeks capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) mainly in common stocks of U.S. mid-capitalization companies of a similar size to those in the Russell MidCap(R) Growth Index, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.

--------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

     Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

     Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of foreign and domestic issuers.

--------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

     Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of large companies selected for their growth potential.

--------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

     Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

--------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

     Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the fund seeks to invest in stocks that are undervalued relative to other stocks.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)


     Seeks long-term growth of capital and increasing dividend income by investing primarily in a portfolio of common stocks of well-established growth companies.


--------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

     Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

     Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the sub-adviser regards as undervalued.

--------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through capital appreciation.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

     Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------

The investment objectives and policies of certain of the portfolios are similar to the investment objectives and policies of other mutual funds that the portfolio's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the portfolios may be higher or lower than the investment results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar portfolios will be comparable even though the portfolios have the same investment sub-advisers. The portfolios described are available only through variable annuity and variable life Contracts issued by Jackson of NY. Shares of the portfolios may also be sold directly to qualified retirement plans. They are NOT offered or made available to the general public directly.

A portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.

You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional portfolios and Investment Divisions may be available in the future.

We automatically reinvest all dividends and capital gains distributions from a portfolio in shares of that portfolio at net asset value. The income and realized and unrealized gains or losses on the assets of each Investment
Division are separate and are credited to or charged against the particular Investment Division without regard to income, gains or losses from any other
Investment Division or from any other part of our business. We use the Net Premium you allocate to an Investment Division to purchase shares in the corresponding portfolio and redeem shares in the portfolios to meet policy obligations. The portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Certain portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same portfolio. Although neither we nor any of the portfolios currently foresee any such disadvantages either to variable life insurance or variable annuity contract owners, each portfolio's board of directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a board of directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Owners will not bear the related expenses.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the portfolios held by the Investment Divisions to which you have allocated your Policy Value. Under current interpretations, however, you are entitled to give us instructions on how to vote those shares with respect to certain matters. We notify you when your instructions are needed and will provide proxy materials or other information to assist you in understanding the issues. We determine the number of votes for which you may give voting instructions as of the record date set by the relevant portfolio for the shareholder meeting at which the vote will occur.

As a general rule, you are the person entitled to give voting instructions. However, if you assign your policy, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants. If you send us written voting instructions, we follow your instructions in voting the portfolio shares attributable to your policy. If you do not send us written instructions, we vote the shares attributable to your policy in the same proportion as we vote the shares for which we have received instructions from other Owners. We vote shares that we hold in the same proportion as we vote the shares for which we have received instructions from Owners.

We may, when required by state insurance regulatory authorities, disregard Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the portfolios or to approve or disapprove an investment advisory contract for one or more of the portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Owners to the investment objectives or the investment adviser of the portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the portfolio or would result in the purchase of securities for the portfolio that vary from the general quality and nature of investments and investment techniques utilized by the portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the portfolio shares without obtaining instructions from our Owners and we may choose to do so.

ADDITIONS, DELETIONS, AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the portfolios are no longer available for investment by the Separate Account or if, in our judgment, further investment in the shares of a portfolio is no longer preferred, we may add or substitute shares of another portfolio or mutual fund for portfolio shares already purchased or to be purchased in the future. Any substitution will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Investment Divisions:

     (a)  to operate the Separate Account in any form permitted by law;

     (b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

     (c) to transfer assets from one Investment Division to another, or from any Investment Division to our general account;

     (d)  to add,  combine,  or  remove  Investment  Divisions  in the  Separate
          Account;

     (e) to change the way in which we assess charges, as long as the charges do not exceed the maximum guaranteed charges under the policies; and

     (f) to assess a charge for taxes attributable to the operations of the Separate Account or for other taxes.

If we take any of these actions, we will comply with the then applicable legal requirements.

                                THE FIXED ACCOUNT

If you select the Fixed Account, your money will be placed with Jackson of NY's other assets. The Fixed Account is not registered with the SEC and the SEC does not review the information we provide to you about the Fixed Account. Your policy contains a more complete description of the Fixed Account.

THE PORTION OF THE POLICY RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS IN THE FIXED ACCOUNT ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE STATEMENTS ABOUT THE FIXED ACCOUNT IN THIS PROSPECTUS MAY BE SUBJECT TO GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING ACCURACY AND COMPLETENESS.

You may allocate part or all of your premium to the Fixed Account. Under this option, we guarantee the amount allocated (deductions may lower the amount we guarantee) to the Fixed Account and a minimum rate of interest of 3% that will be credited to the amount in the Fixed Account. From time to time and at our sole discretion, we may set a higher current interest rate applicable to premium and transfers allocated to the Fixed Account during a Policy Year. We may declare different rates for amounts that are allocated to the Fixed Account at different times. The rate will be re-set on the Policy Anniversary. All monies in the Fixed Account will be re-set to the same rate on the Policy Anniversary. We determine interest rates in accordance with a variety of factors.

Amounts allocated to the Fixed Account are part of the general account of Jackson of NY. We invest the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We may delay payment of partial surrenders from the Fixed Account for up to 6 months from the date we receive your written partial surrender request. We pay interest on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

                           POLICY BENEFITS AND RIGHTS

DEATH BENEFIT. While your policy is in force, we will pay the Death Benefit Proceeds upon the death of the Insured. We will pay the Death Benefit Proceeds to the named beneficiary(ies) or, if none survives, to the contingent beneficiary(ies). We will pay the Death Benefit Proceeds in a lump sum.

The Death Benefit Proceeds payable to the beneficiary equal the applicable Death Benefit, less any Debt and less any due and unpaid charges. The amount of Death Benefit is based on the Death Benefit Option you have selected, any increases or decreases in the Specified Death Benefit (or Target Death Benefit), and in some instances your Policy Value. The Death Benefit Proceeds may be increased, if you have added a rider that provides an additional benefit. Please see "Optional Insurance Benefits" beginning on page 30.

The Death Benefit Proceeds will include any amount which may be payable under the Guaranteed Minimum Death Benefit (if included in your policy), as of the end of the Valuation Period during which we receive due proof of death from the beneficiary of record (if there are multiple beneficiaries, we will calculate the Death Benefit Proceeds when we receive due proof of death from the first beneficiary). We usually pay the Death Benefit Proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.

DEATH BENEFIT OPTIONS. You may choose one of three Death Benefit options. Under each option, if you have added the Optional Additional Death Benefit Coverage to your policy, the Target Death Benefit rather than the Specified Death Benefit is used in calculating the Death Benefit:

     OPTION A: the Death Benefit is the greater of: (a) the Specified Death Benefit (or Target Death Benefit) of the policy; or (b) the Minimum Death Benefit. Option A is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Policy Value. As your Policy Value increases, the Net Amount at Risk under your policy generally decreases, unless your Policy Value is sufficiently large to require that the Death Benefit be determined using the Minimum Death Benefit.

     OPTION B: the Death Benefit is the greater of (a) the Specified Death Benefit (or Target Death Benefit) plus the Policy Value or (b) the Minimum Death Benefit. Under Option B, the amount of the Death Benefit generally increases to reflect increases in the Policy Value. Under this option your policy generally involves a constant Net Amount at Risk.

     OPTION C: the Death Benefit is the greater of: (a) the Specified Death Benefit (or Target Death Benefit) plus the greater of (i) the sum of all premiums paid minus all prior partial surrenders (including any applicable charges) or (ii) zero, or (b) the Minimum Death Benefit. Under this Option, your Death Benefit generally varies as you pay premiums and take partial surrenders.

The Minimum Death Benefit used in the Death Benefit formulas under the policy equals the Policy Value multiplied by the applicable corridor percentage. We have set forth the applicable corridor percentages in the policy. The corridor percentages are based upon the age of the Insured. The applicable corridor percentage decreases from 250% at age 40 or less to 100% at age 95 or above. While your policy is in force, we guarantee that the Death Benefit will not be less than the greater of the current Specified Death Benefit (or Target Death Benefit) or the Minimum Death Benefit.

Since the cost of insurance charge is based upon the Net Amount at Risk, it generally is less under a policy with an Option A Death Benefit than one with an Option B Death Benefit. As a result, if the Sub-Accounts you select experience favorable investment results, your Policy Value tends to increase faster under Option A than under Option B, but the Death Benefit under Option B increases or decreases directly with changes in the Policy Value. Thus, you may prefer Option A if you are more interested in the possibility of increasing your Policy Value based upon favorable investment experience, while you may prefer Option B if you are seeking to increase Death Benefits. Option C may be preferable if you want a Death Benefit that would include a return of premium paid (less partial surrenders).

EXAMPLE OF APPLICABLE CORRIDOR PERCENTAGE. The corridor percentages used in calculating the Minimum Death Benefit are set so as to seek to ensure that the policies qualify as life insurance for federal income tax purposes. Accordingly, the policy provides that under all Death Benefit options, the Death Benefit will at least equal the Minimum Death Benefit. For example, under an Option A policy, an increase in the Policy Value due to favorable investment experience may increase the Death Benefit above the Specified Death Benefit (or Target Death Benefit), and a decrease in Policy Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Specified Death Benefit (or Target Death Benefit)).

                                                   A                      B

       Specified Death Benefit                  $200,000              $200,000

       Death Benefit Option                        A                      A

       Insured's Age                               50                    50

       Policy Value                             $115,000               $95,000

       Applicable Corridor Percentage             185%                  185%

       Death Benefit                            $212,750              $200,000

In Example A, the Death Benefit equals $212,750, i.e., the greater of $200,000 (the Specified Death Benefit) and $212,750 (the Policy Value of $115, 000, multiplied by the corridor percentage of 185%). This amount, less any Debt and unpaid charges, constitutes the Death Benefit Proceeds that we would pay to the beneficiary.

In Example B, the Death Benefit is $200,000, i.e., the greater of $200,000 (the Specified Death Benefit) and $175,750 (the Policy Value of $95,000 multiplied by the corridor percentage of 185%).

CHANGES IN DEATH BENEFIT OPTION. Subject to our consent, after the first Policy Year, you may change the Death Benefit Option once each Policy Year by writing to us at the address given on the first page of this prospectus. If you ask to change from Option A to Option B, we reduce the Specified Death Benefit (and Target Death Benefit, if Optional Additional Death Benefit Coverage is elected) of your Policy by the amount of the Policy Value. If you ask to change from Option B to Option A, we increase the Specified Death Benefit (and Target Death Benefit) of your policy by the amount of the Policy Value. If you ask to change from Option C to Option A, we increase the Specified Death Benefit (and Target Death Benefit) by the greater of the sum of all your premiums paid, less all prior partial surrenders or zero. You may not change from Option C to Option B or from Option A or B to Option C. The change takes effect on the first Monthly Anniversary following our approval at least one business day after we approve your Written Request. If less than one business day remains before the Monthly Anniversary, the change will be effective on the second following Monthly Anniversary. We may require evidence of insurability satisfactory to us for a change from Option A to Option B. We do not currently require you to prove insurability for other changes in Death Benefit Option.

You may not change the Death Benefit Option under your policy if afterward the Specified Death Benefit remaining in force would be less than the minimum Specified Death Benefit. The Guaranteed Minimum Death Benefit rider is available only with Death Benefit Option A.

CHANGES IN SPECIFIED DEATH BENEFIT. You may request an increase in Specified Death Benefit after the first Policy Year, and a decrease in the Specified Death Benefit after the third Policy Year. You may change the Specified Death Benefit one time per Policy Year. You may request the change by writing to us at the address shown on the first page of this prospectus. You should be aware that a change in the Specified Death Benefit changes the Net Amount at Risk and, therefore, changes the cost of insurance charges on your policy. In addition, approved increases will be subject to an additional Surrender Charge (based on the amount of the increase, the Insured's Attained Age and underwriting risk classification). The change will take effect on the first Monthly Anniversary after we approve the request. If less than one business day remains before the Monthly Anniversary, the change will be effective on the second following
Monthly Anniversary. We do not permit a Specified Death Benefit change if the policy is in the Grace Period.

When the Specified Death Benefit of a policy is increased after issue, a new segment of coverage is created to which cost of insurance rates that differ from the original coverage cost of insurance rates are applied. This is done to reflect the additional underwriting and a higher attained age. If you request a decrease in Specified Death Benefit, we first apply it to coverage provided by the most recent segment of Specified Death Benefit then to the next most recent segment successively and finally to the coverage under the original application. The minimum decrease amount is $10,000. We do not permit a decrease in the Specified Death Benefit of your policy if afterward the Specified Death Benefit remaining in force would be less than the minimum Specified Death Benefit or cause your policy to lose its status as a contract of life insurance under the Code. If your policy has the Optional Additional Death Benefit Coverage, any approved decrease will apply first to the Target Death Benefit, and then to the Specified Death Benefit. The existence of these segments necessitates that any decrease be applied in reverse order to the segments. For more information, see "Death Benefit Options" beginning on page 28.

To apply for an increase in the Specified Death Benefit, you must submit to us a supplemental application, accompanied by satisfactory evidence that the Insured is insurable. The increased coverage amount may be in a different rate class from your base coverage. We do not permit any increase in Specified Death Benefit after the Insured's 90th birthday. The minimum amount of a Specified Death Benefit increase is $10,000.


You should be aware that an increase in the Specified Death Benefit of your policy affects the cost of insurance charges applicable to your policy. As noted above, we deduct a larger amount of cost insurance charges, because an increase in the Specified Death Benefit also increases the Net Amount at Risk under your policy. We will not approve a request for a Specified Death Benefit increase if the Cash Surrender Value is too small to pay the Monthly Deduction through the end of the Policy Year. As described in "Surrender Charge" on page 39, if you increase the Specified Death Benefit under the policy a new surrender charge will apply. Modifying the policy's Specified Death Benefit may have tax ramifications. For additional information, please see "Federal Tax Considerations" on page 43.


OPTIONAL INSURANCE BENEFITS. You may ask to add one or more riders to your policy to provide additional optional insurance benefits. We may require evidence of insurability before we issue a rider to you. If we impose any charge for a rider, we will deduct the charge as part of the Monthly Deduction. For more information concerning what optional riders are offered and their operation and costs, please ask your sales representative or contact us at our Service Center. At our sole discretion we may offer riders or stop offering any rider at any time.

We currently offer the following riders for this policy. We add the Terminal Illness Benefit Rider automatically and at no cost to you. The Guaranteed Minimum Death Benefit Rider is available only at policy issue.

TERMINAL ILLNESS BENEFIT RIDER - The rider provides an accelerated payment of life insurance proceeds if the Insured is terminally ill, as defined in the rider. You may request an accelerated benefit of between 25% of the Death Benefit (or $50,000, if less) and 100% of the Death Benefit (or $250,000, if less). The amount of the benefit is calculated as the amount requested less the following: a discount for 12 months' interest as specified in the rider, a pro rata portion of any outstanding Debt, an administrative expense charge fee as determined by the Company (not to exceed $100), and any unpaid policy charges. The Death Benefit will be reduced by the dollar amount requested. All other values under the policy will be reduced proportionately. Any amount payable during the contestability period, due to suicide, will be reduced by any previously paid accelerated benefit.

This rider terminates upon payment of any benefit under the rider. There is no expiry date for the base Insured. The expiry date for the rider Insured is at the expiry of the Other Insured Term Insurance Rider.

ADDITIONAL DEATH BENEFIT COVERAGE -You may increase your total life insurance coverage by adding this option to your policy. This option may be added after the Issue Date and will be effective on the Monthly Anniversary following approval. This option enables you to adjust your total coverage under the policy to meet your anticipated needs. When you apply for this option, you select a Target Death Benefit, which is your desired amount of total insurance coverage. The Target Death Benefit may be for the life of the rider or it may be scheduled to change at the beginning of specified Policy Years. The Target Death Benefit may equal the Specified Death Benefit. All changes reflected in the schedule of Target Death Benefits must occur on a Policy Anniversary. The Target Death Benefit cannot be scheduled to be reduced in the first seven Policy Years. The Target Death Benefit can be changed and will be effective the Monthly Anniversary following our approval. The Specified Death Benefit must be at least 20% of the Target Death Benefit. The death benefit coverage under this option equals the Total Death Benefit minus the Base Death Benefit under the base policy (i.e., determined without considering the option), but not less than zero. The rider does not provide a fixed amount of term coverage. Rather, the additional death benefit coverage adjusts automatically to changes in the base policy Death Benefit so that the sum of the additional death benefit coverage and the base policy coverage will equal the Total Death Benefit so long as the coverage is in effect. Your Total Death Benefit will depend on which Death Benefit Option you have selected.

     o Under Death Benefit Option A, your Total Death Benefit is the greater of (a) the Target Death Benefit or (b) the Minimum Death Benefit.

     o Under Death Benefit Option B, your Total Death Benefit is the greater of (a) the Target Death Benefit plus the Policy Value or (b) the Minimum Death Benefit.

     o Under Death Benefit Option C, your Total Death Benefit is the greater of (a) the Target Death Benefit plus the greater of (i) total premiums less total partial surrenders (including any applicable charge) or
          (ii) zero or (b) the Minimum Death Benefit.

If your Policy Value increases sufficiently to require that the Base Death Benefit equal the Total Death Benefit, then the benefit under the rider would be zero. However, the rider would remain in effect until you remove it from your policy. Thereafter, if your Policy Value later dropped such that the Base Death Benefit were lower than the Total Death Benefit, your rider would resume providing a benefit.

You may increase your coverage under this rider in accordance with our rules for increasing the Specified Death Benefit of the policy and the rules above. See "Changes in Specified Death Benefit" on page 29. However, we will treat a request to increase the death benefit as a request to increase both the Specified Death Benefit and the Target Death Benefit, unless you specifically request otherwise.

You may decrease your coverage under this option in accordance with our rules for decreasing the Specified Death Benefit of the policy. See "Changes in Specified Death Benefit" at page 29. Approved reductions will apply first to the rider coverage, then to previously approved increases in the Specified Death Benefit, and then to the original Specified Death Benefit. We may refuse to effect scheduled increases in Target Death Benefit if you cancel a scheduled change or ask for an unscheduled decrease in your Target Death Benefit. Partial surrenders, changes from Death Benefit Option A to Option B, and decreases in your death benefit coverage may reduce the amount of your Target Death Benefit in the same manner as those transactions would reduce your policy's Specified Death Benefit. See "Partial Surrenders" on page 34 and "Changes in Death Benefit Option" on page 29.

We deduct a separate monthly cost of insurance charge for coverage under this option. The cost of insurance charge will equal the benefit under the option times the applicable cost of insurance rate as of the applicable Monthly Anniversary. The cost of insurance rate will be determined by us from time to time, based on the Insured's age at issue of the option, sex and underwriting risk class, and the number of years since the option was issued. This option expires at the Insured's Attained Age 100.


We will deduct a monthly administrative charge on the excess of the Target Death Benefit over the Specified Death Benefit which will be the same as the monthly administrative charge under the base policy (this is deducted even if the rider benefit is reduced to zero). The total charges you may pay under a policy with this option may be more or less than you would pay if all of the coverage were provided under the base policy alone. We do not charge a sales charge or surrender charge under this option. If you increase the Target Death Benefit after the option is issued, we may require satisfactory evidence of insurability, and we will determine the applicable underwriting risk class and cost of insurance charge separately for the additional coverage. The guaranteed cost of insurance on the option will be higher then the guaranteed cost of insurance for the base policy. The current cost of insurance will be the same if the option is added at issue. However, the cost of insurance will be higher if the option is added after the policy is issued. This option has no surrender value and does not contribute to the Policy Value. The only benefit payable under this option is the additional death benefit. Benefits under this option are not covered by the Guaranteed Minimum Death Benefit Rider ("GMDB"). Accordingly, if the GMDB is in force and the Net Policy Value is insufficient to pay charges as they come due and you do not pay sufficient additional premium (see "Termination and Grace Period" on page 36), this option will terminate; thereafter, if your policy has a GMDB Rider in effect, only the coverage provided by the base policy will remain in force.


Commissions payable to sales representatives on the sale of policies with an Additional Death Benefit Coverage are calculated based on the total premium payments made for the base policy and the option. The commissions will vary depending on the ratio of the death benefit for the base policy and the rider. The same amount of premium will result in the highest commission when there is no option, with the commission declining as the portion of the death benefit coverage allocated to the option increases.

WAIVER OF MONTHLY DEDUCTIONS RIDER. In the event of the Insured's total disability commencing before the Policy Anniversary after the Insured reaches Attained Age 60, we will waive the Monthly Deduction for the policy and any rider then in effect during the continuance of the disability. Eligible issue ages for this rider are 18-55. You may not select both this rider and the Waiver of Specified Premium Rider. Policy changes that would result in a larger Monthly Deduction may be restricted during a period of disability. These changes could include the addition of an additional Other Insured Term Insurance Rider or benefits requiring evidence of insurability. The policy may lapse if Debt is greater than the Policy Value less the surrender charge.

WAIVER OF SPECIFIED PREMIUM RIDER. In the event of the Insured's total disability commencing before the Policy Anniversary corresponding to the Insured's Attained Age 60, we will pay a specified monthly premium into the policy during the continuance of the disability. Eligible issue ages for this rider are 18-55. You may not select both this rider and the Waiver of Monthly Deduction Rider. Payment of the specified premium may not be sufficient to keep the policy in force during the period of disability.

GUARANTEED MINIMUM DEATH BENEFIT RIDER. See "Guaranteed Minimum Death Benefit" on page 15.

OTHER INSURED TERM INSURANCE RIDER. This rider provides term insurance coverage on an additional person up to the Rider Insured's Attained Age 80, subject to the terms of the rider. If the Rider Insured is not related to the Insured on the policy and the policy is not a MEC, the charges deducted for this rider may be treated as distributions for tax purposes and accordingly reduce the cost basis of the policy. For MEC contracts, the charges for the Rider Insureds who are not related to the Insured may be treated as taxable distributions for tax purposes, to the extent there is a gain in the contract. You should consult a qualified tax adviser for more information. At any time before or on the Rider Insured's 65th birthday, this rider may be converted to other permanent insurance we then offer for conversion (except term insurance). You may not be permitted to reduce or remove the rider if it would cause the policy to fail the definition of life insurance. Accordingly, you should consult your tax counsel before removing or reducing the rider.

CHILD INSURANCE RIDER. This rider provides for term insurance on the Insured's children. We provide coverage until the earlier of the 22nd birthday of each child (issue ages: 14 days to 18th birthday) or the end of the premium paying period for the rider. The rider expires at the Insured's Attained Age 65. Up to 5 units may be purchased. Each unit provides $5,000 of term coverage on each Insured child. If the Insured dies while the rider is in effect, we convert the coverage on each child to paid-up term insurance that remains in force until the child reaches age 22. If the Insured commits suicide or when the insurance on the life of each child expires, the rider may be converted without evidence of insurability, to any available life policy (other than term insurance) provided the rider is in force and no premium is in default. We must receive a written application for the new policy and payment of the first premium no later than 30 days after the rider's date of expiry.

POLICY LOANS. While the policy is in force, and not in the Grace Period, and after the Allocation Date, you may borrow money from us using the policy as the only security for your loan, subject to some limitations. Loans have priority over the claims of any assignee or any other person. Any outstanding policy loans and loan interest reduce the amount you may request. In addition, if you have named an irrevocable beneficiary, you must also obtain his or her written consent before we make a policy loan to you. You may borrow up to the maximum loan amount, which except for Day 1 Loans, is the Cash Surrender Value in effect as of the end of the Valuation Period in which we grant your request minus the Monthly Deductions to your next Policy Anniversary, or the next following Policy Anniversary if the loan is within 30 days of a Policy Anniversary. For Day 1 Loans, the maximum loan amount is up to 90% of your premium payment, and this depends on the anticipated Monthly Deductions to which your policy will be subject to keep it in force. The minimum loan amount is $500.

We ordinarily disburse your loan to you within seven days after we receive your loan request at our Service Center. We may, however, postpone payment in the circumstances described below in "Postponement of Payment."

When we make a policy loan to you, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. We make these transfers pro rata from the Investment Divisions and the Fixed Account, unless you instruct us otherwise in writing. We credit interest to the Loan Account at 3% annually.

Interest on policy loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a policy loan when due, the unpaid interest becomes part of the policy loan and accrues interest at the same rate. In addition, on each Policy Anniversary, the value of the Loan Account is set equal to the Debt. Accordingly, we transfer to the Loan Account an amount of Policy Value equal to the amount by which the Debt exceeds the value of the Loan Account. Similarly, if the value in the Loan Account exceeds Debt, we transfer the excess from the Loan Account to the Investment Divisions and the Fixed Account proportionally based on your selections.

Day 1 Loans, if available, may only be taken in conjunction with a 1035 transfer (or 1035 exchange) of a policy with an existing loan for this policy. Loans accrue interest daily at an annual simple interest rate of 4% during your first through tenth Policy Years, and 3% thereafter. In contrast, amounts allocated to the Loan Account as collateral for such loans accrue compounded interest daily at an annual effective interest rate of 3%.

While the policy is in force, you may repay all or part of a policy loan without any penalty. To repay a loan in full, the loan repayment must equal the Debt. If you intend a payment to be a loan repayment rather than additional premium, you must clearly identify the payment as such or we treat it as additional premium. We apply all loan repayments first to the loan principal, and then to the accrued loan interest. We first apply all loan repayments to any standard loans you may have taken. When we receive a loan repayment, we transfer an equal amount from the Loan Account to the Investment Divisions and Fixed Account according to the most recent premium allocation instructions on file, unless you instruct us otherwise. We reserve the right to require loan repayments to be credited to the Fixed Account to the extent that was the source of the loan being repaid. We may refuse any loan repayment less than $25. An overpayment of a loan may be treated as either as additional premium or it will be refunded at our election unless you specify in writing with your payment that any overpayment should be refunded.

If the total outstanding Debt exceeds the Policy Value less the surrender charge of your policy, we notify you and any assignee in writing. To keep the policy in force, we require you to pay a premium sufficient to keep the policy in force for at least three more months. If you do not pay us sufficient premium within the Grace Period, your policy lapses and terminates without value. As explained below in the section entitled "Reinstatement," you may subsequently reinstate the policy by either repayment or reimbursement of any Debt that was outstanding at the end of the Grace Period, however the loan cannot be reinstated. If your policy lapses while a policy loan is outstanding, you may owe taxes or suffer other adverse tax consequences.

A policy loan, whether or not repaid, will have a permanent effect on your Policy Value because the investment results of each Investment Division and the interest paid on the Fixed Account will apply only to the amounts remaining in those accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Policy Value will not increase as rapidly as it would if you had not taken a policy loan. If the Investment Divisions and/or Fixed Account earn less than that rate, then your Policy Value will be greater than it would have been if you had not taken a policy loan. The combination of an increasing loan balance, deduction for contract charges and fees, and unfavorable investment performance may cause the policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the policy. Also, if you do not repay a policy loan, your Debt reduces the Death Benefit and Cash Surrender Value otherwise payable.

In addition, you may realize taxable income when you take a policy loan. If your policy is treated as a modified endowment contract for federal tax purposes, policy loans are treated as partial surrenders for tax purposes, and the amount of the loan equal to any increase in your Policy Value may be treated as taxable income to you. In addition, you may also incur an additional 10% percent penalty tax. This penalty tax will not apply to any amounts: (1) paid on or after the date you reach age 59 1/2, (2) paid to your beneficiary after you die or (3) paid if you become totally disabled (as that term is defined in the Code).

You should also be aware that interest on policy loans is generally not deductible. Before you take a policy loan, you should consult your tax adviser and carefully consider the potential impact of a policy loan on your rights and benefits under the policy.

SURRENDERS. While your policy is in force, you may surrender your policy. Your policy terminates on the day we receive your Written Request in good order. You must submit your policy or a lost policy affidavit to our Service Center with your written surrender request.

Upon surrender, we pay you the Cash Surrender Value determined as of the day we receive your Written Request. The Cash Surrender Value equals the Policy Value, minus the surrender charge minus any Debt. The surrender charge is described in "Surrender Charge" below. Generally, we pay you the Cash Surrender Value of your policy within seven days of our receipt of your Written Request. You may not reinstate the policy once it is surrendered. We have set forth the tax consequences of surrendering the policy in "Federal Tax Considerations" below.

Surrendering your policy and applying the proceeds to a payment option may result in your being deemed to receive taxable income. Accordingly, before following this course of action you should consult a qualified tax adviser.

PARTIAL SURRENDERS. While your policy is in force after the first Policy Year, you may withdraw a portion of your Cash Surrender Value by sending a Written Request to our Service Center.

Your Written Request for a partial surrender will be effective on the day we receive it at our Service Center, or, if not a Valuation Day, the next day that is a Valuation Day. We pay you the amount requested and we deduct that amount plus any applicable surrender charge and a $25 partial surrender fee from your Policy Value. The minimum partial surrender amount is $500. We will not permit a partial surrender to reduce the Cash Surrender Value to an amount less than or equal to the equivalent of the next three Monthly Deductions. If your partial surrender would exceed that limit, we will notify you and give you the option of withdrawing your request or surrendering your policy. Unless you request otherwise, we take the partial surrender from the Investment Divisions and the Fixed Account in proportion to each one's respective value at the time. The amount withdrawn from the Fixed Account may not exceed the total amount withdrawn times the ratio of the Fixed Account Value to the value in the Investment Divisions and Fixed Account immediately before the partial surrender.

A partial surrender may reduce the Specified Death Benefit (and the Target Death Benefit, if your policy has a Optional Additional Death Benefit Coverage) under your policy as well as the Policy Value. The effect on the Death Benefit will depend on the Death Benefit Option then in effect.

For policies with Death Benefit Option A:

If your policy does not have a Optional Additional Death Benefit Coverage:

If the Minimum Death Benefit is less than or equal to the Specified Death Benefit, we will reduce the Specified Death Benefit by the partial surrender amount. Otherwise if your Death Benefit equals the Minimum Death Benefit, we will reduce the Specified Death Benefit by the amount by which the partial surrender amount exceeds the difference between the Minimum Death Benefit and the Specified Death Benefit immediately before the partial surrender.

EXAMPLE: The following example illustrates the effect of a partial surrender on a policy having the indicated values, where the Base Death Benefit equals the Minimum Death Benefit. The example assumes a corridor percentage of 250% and a total partial surrender amount of $20,000.

                                           Before the Partial Surrender        After the Partial Surrender
         Policy Value                      $84,000                             $64,000
         Specified Death Benefit (A)       $200,000                            $190,000
         Minimum Death Benefit (B)         $210,000 ($84,000 x 250%)           $160,000 ($64,000 x 250%)
         Base Death Benefit                $210,000 (greater of A and B)       $190,000 (greater of A and B)

As shown above, the Policy Value is reduced by $20,000, the total amount of the partial surrender, while the Specified Death Benefit is reduced by $10,000, the amount by which the total partial surrender amount exceeded the difference between the Minimum Death Benefit ($210,000) and the Specified Death Benefit ($200,000) immediately before the partial surrender.

If your policy has an Optional Additional Death Benefit Coverage:

If the Minimum Death Benefit is less than or equal to the Specified Death Benefit, we will reduce the Specified Death Benefit and the Target Death Benefit by the partial surrender amount. If the Minimum Death Benefit is greater than the Specified Death Benefit but less than or equal to the Target Death Benefit, we will reduce the Specified Death Benefit by the amount (if any) by which the partial surrender amount exceeds the difference between the Minimum Death Benefit and the Specified Death Benefit immediately before the partial surrender, and we will reduce the Target Death Benefit by the partial surrender amount. If the Minimum Death Benefit is greater than the Specified Death Benefit and the Target Death Benefit, we will reduce the Specified Death Benefit by the amount (if any) by which the partial surrender amount exceeds the difference between the Minimum Death Benefit and the Specified Death Benefit immediately before the partial surrender, and we will reduce the Target Death Benefit by the amount (if any) by which the partial surrender amount exceeds the difference between the Minimum Death Benefit and the Target Death Benefit immediately before the partial surrender. See Appendix A for examples of how your insurance coverage would change under Death Benefit Option A as the result of a partial surrender.

For policies with Death Benefit Option B:

A partial surrender generally does not affect the Specified Death Benefit (Target Death Benefit). However, the Death Benefit Proceeds typically are reduced dollar-for-dollar.

For policies with Death Benefit Option C:

If the partial surrender amount is less than the total premiums paid minus the total of all prior partial surrenders (including related charges), the Specified Death Benefit and the Target Death Benefit (if any) will not be reduced. Otherwise, the Specified Death Benefit is reduced by the amount that the partial surrender amount exceeds the greater of: (1) total premiums paid minus the sum of all partial surrender amounts (including related charges), (2) the Minimum Death Benefit less the Specified Death Benefit or (3) zero, and the Target Death Benefit (if any) is reduced by the amount that the partial surrender amount exceeds the greater of (1) total premium minus the sum of all partial surrender amounts (including related charges), (2) the Minimum Death Benefit less the Target Death Benefit or (3) zero.

Partial surrenders are not permitted if the Death Benefit reduction would reduce the Specified Death Benefit below the minimum Specified Death Benefit ($100,000) or cause the policy to lose its status as life insurance under the Code. If the Optional Additional Death Benefit Coverage is elected, the death benefit will be re-calculated upon partial surrender.

A partial surrender may give rise to taxable income. Also, we will notify you if a partial surrender would cause your policy to be treated as a modified endowment contract for tax purposes, so that you can decide whether to pursue the partial surrender or modify or withdraw it to avoid modified endowment contract status. We recommend that you consult your tax adviser before making a partial surrender. The tax consequences of making a partial surrender are discussed in "Federal Tax Considerations."

STATUS OF POLICY AT ATTAINED AGE 100. If your Cash Surrender Value is greater than zero at the Insured's Attained Age 100, your policy will remain in force subject to the following changes:

     (1) We will transfer all of your Policy Value to the Fixed Account, and the Investment Divisions no longer will be available under your policy;

     (2)  We will stop charging the Monthly Deduction;

     (3) The death benefit option will change to Option A, and no further changes in death benefit option will be permitted. If your policy has an in force Optional Additional Death Benefit Coverage, the Specified Death Benefit under the policy will be changed to equal the Target Death Benefit and coverage under the rider will terminate;

     (4)  No additional premiums will be accepted;

     (5)  Dollar cost averaging and rebalancing, if applicable, terminate;

     (6)  Riders will terminate as provided in the Rider form; and

     (7) Partial surrenders and policy loans (loan interest will continue to accrue) will continue to be allowed.

If you have outstanding Debt, loan repayments may be necessary to maintain a positive Cash Surrender Value since loan interest will continue to accrue.

TERMINATION AND GRACE PERIOD. Your policy will terminate and life insurance coverage will end when one of the following events first occurs:

     (a)  you surrender your policy;

     (b)  the Grace Period ends and your policy lapses; or

     (c)  the Insured dies.

Your policy will enter the Grace Period if your Cash Surrender Value on any Monthly Anniversary is $0 or less, unless the Guaranteed Minimum Death Benefit Rider is in effect or the Minimum Premium criteria is satisfied (see below). We will send you and any assignee notice of the amount necessary to keep your policy in force. That amount generally is equal to the next three Monthly Deductions and the applicable Premium Charges or a greater amount if needed to have the Cash Surrender Value positive three months later. If you do not pay that amount by the end of the Grace Period, your policy will lapse without value and coverage will end.

Minimum Premium criteria: If within the first three Policy Years the actual Premium received minus any partial surrender amounts (less related charges) is greater than the sum of the monthly Minimum Premiums between the Policy Date and the Monthly Anniversary, the Policy will not enter the Grace Period if the Net Policy Value is greater than zero.

The policy will continue in effect through the Grace Period. If the Insured dies during the Grace Period, we will pay a Death Benefit in accordance with your instructions. However, we will reduce the proceeds by any overdue charges.

If the Insured is within two months of age 100 when the Policy goes into the Grace Period, the Owner will be required to pay an amount at least equal to the unpaid Monthly Deductions to keep the Policy in force to age 100 plus the applicable sales and tax charges. The cost of insurance charges in the Monthly Deduction calculation will be based on the most recently paid cost of insurance charge as of the day the Grace Period begins. All allocations are transferred to the Fixed Account.

REINSTATEMENT. If your policy lapses, you may apply for reinstatement of the policy within five years of the date of lapse by sending a Written Request to our Service Center. We will require satisfactory evidence of the insurability of the Insured at the same underwriting risk classification as at the time of issuance of the policy. The reinstatement amount (or charge) must be sufficient to cover all past due Monthly Deductions assessed during the Grace Period, plus the next three Monthly Deductions and the applicable sales and tax charges. Policy loans will not be restored on reinstatement.

The Policy Value on the reinstatement date will equal the Policy Value at the time of lapse, minus any Debt, plus any additional Net Premium that is not considered payment of past due charges. The Policy Value will be allocated to the Investment Divisions and Fixed Account according to your most recent allocation instructions. The Death Benefit of the reinstated policy cannot exceed the Death Benefit at the time of lapse. The surrender charge in effect upon reinstatement will be the surrender charge that existed on the date of lapse. The Sales Charge, Policy Fee, Cost of Insurance charge, Administrative charge and Mortality & Expense Risk charge will be reinstated at the duration in effect when the policy lapsed. The Cost of Insurance charge will be reinstated at the duration in effect on the reinstatement date.

RIGHT TO EXAMINE THE POLICY. You may cancel your policy for any reason by returning it to us within ten days after you receive it. In addition, if your policy was purchased as a replacement of an existing life insurance policy or annuity contract, you may return it to us within sixty days after you receive it. If you return your policy, the policy terminates and we will pay you an amount equal to your total premium paid, less any partial surrender and any policy loans. We will pay the refund within seven days of receiving your request and the policy. No surrender charge is imposed upon return of a policy within the Right to Examine Period.

POSTPONEMENT OF PAYMENT. We may defer for up to fifteen days the payment of any amount attributable to premium paid by check to allow the check a reasonable time to clear. We ordinarily pay any amount attributable to your Policy Value allocated to the Separate Account within seven days, except that we may suspend or postpone any transfers or payments to or from the Investment Divisions if any of the following events occur:

     (1) The New York Stock Exchange is closed (other than customary weekend and holiday closings).

     (2)  Trading on the New York Stock Exchange is restricted.

     (3) An emergency exists, as determined by the Securities and Exchange Commission, so that it is not reasonably practicable to dispose of the Separate Account's investments or to determine the value of its assets.

     (4) The Securities and Exchange Commission by order so permits for your protection.

In addition, we may delay payment from the Fixed Account for up to six months. We will pay interest on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

                             CHARGES AND DEDUCTIONS

We assess charges and deductions under the policies from your premium and against your value in the Investment Divisions and the Policy Value generally. Additional charges and expenses are paid out of the portfolios' assets, as described in the prospectuses of the portfolios.

PREMIUM CHARGES. Before we allocate a premium to the Policy Value, we subtract the Premium Charges. The three Premium Charges are: the sales charge, the premium tax charge, and the federal (DAC) tax charge. Premium received as the result of a Section 1035 exchange is subject to the Premium Charges. In the case of a 1035 exchange of a policy with an existing policy loan for this policy; the cash portion of the transfer will be subject to all Premium Charges and the loan amount will be subject to only the premium tax charge and federal tax charge.

SALES CHARGE. The sales charge may never exceed 6% of all premium paid. This charge is intended to help us pay for actual sales expenses, which include sales representatives' sales commissions and other sales and distribution expenses. The current sales charge is 6% for years 1-5 and 4% for years 6+ (up to the Target Premium) and 2% for issue ages 70 and older in years 1-3 on excess. Premium received 15 days or less in advance of the Policy Anniversary will be considered premium for the next Policy Year for purposes of calculating Sales Charges. This will result in the payment of a higher Sales Charge if the premium would otherwise have been in excess of the Target Premium for the Policy Year in which it was received. See "Premiums" on page 14 for more information.

STATE AND LOCAL PREMIUM TAX CHARGE. The current premium tax charge is 2% of each premium in all years. It is intended to help us pay state premium taxes. The premium tax charge represents the premium taxes we expect to pay. We reserve the right to increase or decrease this charge due to any change in state or local tax law or premium taxes we expect to pay.

FEDERAL (DAC) TAX CHARGE. The federal (DAC) tax charge is 1.5% of each premium in all years. It is intended to help us pay the cost of certain Federal taxes and other expenses related to the receipt of premiums.

MORTALITY AND EXPENSE RISK CHARGE. On each Valuation Day, we deduct from the Investment Divisions the mortality and expense risk charge. This charge is reflected in the value of Accumulation Units of each Investment Division.

The mortality and expense risk charge compensates Jackson of NY for the mortality and expense risks it assumes in connection with the policies. The mortality risk includes the risk that the cost of insurance charge will be insufficient to meet the claims and risks under the Minimum Death Benefit. We also assume a risk that on the Monthly Anniversary preceding the death of an Insured the Death Benefit will exceed the amount on which the cost of insurance charges were based. The expense risk is the risk that actual expenses incurred in issuing and administering the policies will exceed those expected to be incurred. The mortality and expense risk charge will never exceed 1.00% on an annual basis. The current mortality & expense risk charge is 0.90% annually in years 1-10, 0.25% annually in years 11-20 and 0% in years 21+.

MONTHLY DEDUCTION. As of the Policy Commencement and each Monthly Anniversary, we deduct from your Policy Value a Monthly Deduction to cover certain charges and expenses in connection with the policy. If the Monthly Anniversary falls on a day other than a Valuation Day, the Monthly Deduction will be determined using the Accumulation Unit Values determined on the next Valuation Day. If the Policy Date is prior to the Commencement Date any amounts due from the Policy Date to the Commencement Date, in addition to the regular Monthly Deductions, will be taken on the next Monthly Anniversary.

The Monthly Deduction is the sum of the following items:

     (1)  the cost of insurance charge for your policy;

     (2)  the monthly policy fee;

     (3)  the monthly administrative charge; and

     (4)  the cost of additional benefits provided by rider, if any.

You may specify the Investment Divisions and the Fixed Account from which you wish us to deduct the Monthly Deduction. If you do not, we will deduct the Monthly Deduction from the Investment Divisions and Fixed Account in proportion to their value on the Monthly Anniversary.

COST OF INSURANCE CHARGE. The cost of insurance charge is effective as of the Policy Date and deducted as of the Commencement Date and each Monthly Anniversary thereafter by reduction of value of the Fixed Account(s) and canceling Accumulation Units when deducted from an Investment Division. If the Policy date is prior to the Commencement Date the charges would occur on the next Monthly Anniversary. The cost of insurance charge is intended to pay for the cost of providing life insurance coverage for the Insured. We guarantee that this charge will not exceed the maximum cost of insurance charge determined on the basis of the rates shown in the table of guaranteed maximum monthly cost of insurance rates in your policy. The cost of insurance charge is calculated based on the Net Amount at Risk. The Net Amount at Risk for the death benefit options is as follows:

Option A - The greater of: (1) the Specified Death Benefit discounted by one month at the guaranteed minimum interest rate, minus the Policy Value or (2) the Minimum Death Benefit discounted by one month at the guaranteed minimum rate of interest, minus Policy Value.

Option B - The greater of: (1) the Specified Death Benefit discounted by one month at the guaranteed minimum interest rate or (2) the Minimum Death Benefit discounted by one month at the guaranteed minimum interest rate minus the Policy Value.

Option C - The greater of: (1) the Specified Death Benefit discounted by one month at the guaranteed minimum interest rate, plus the greater of the sum of all Premium paid minus all prior total partial surrender amounts or zero, minus the Policy Value or (2) the Minimum Death Benefit discounted by one month at the guaranteed minimum interest rate, minus the Policy Value.

The guaranteed cost of insurance charges vary based on your policy's Specified Death Benefit, Attained Age, and substandard rating. Thus, the rates differ from year to year. The cost of insurance charge covers our anticipated costs for standard and substandard ratings. The current rate is determined by us, but it will never exceed the guaranteed rates shown in your policy.

The Policy Value may vary month to month, based on the performance of the Investment Divisions you have selected, the addition of interests credited to your Fixed Account and Loan Account (if any), the deduction of charges, and any other policy transactions. Under policies with an Option A or Option C death benefit, increases in Policy Value generally decrease the Net Amount at Risk; conversely, decreases in the Policy Value increase the Net Amount at Risk. Since the cost of insurance charge is based on the Net Amount at Risk, your cost of insurance charges probably will be correspondingly different each month. Under policies with an Option B death benefit, however the Net Amount of Risk does not vary with changes in the Policy Value. Accordingly, under Option B a change in Policy Value generally does not affect your monthly cost of insurance charge. Under any Death Benefit Option, however, if your death benefit equals Minimum Death Benefit, changes in Policy Value will affect the Net Amount at Risk, because your death benefit will equal the Policy Value times a specified percentage. In that circumstance, increases in Policy Value increase the Net Amount at Risk and, accordingly, your monthly cost of insurance charge.

We determine the cost of insurance charge separately for the initial Specified Death Benefit and each subsequent increase. The cost of insurance charge for an increase reflects circumstances, such as the Insured's age and health status, at the time of the increase.

We charge a lower current cost of insurance rate for policies with a Specified Death Benefit or Target Death Benefit of $1,000,000 or above. If an increase (or decrease) in the Specified Death Benefit or Target Death Benefit causes a crossover from one band to the next, the monthly cost of insurance charge immediately following the increase will reflect the lower (or higher) cost of insurance rate.

MONTHLY POLICY FEE. We start deducting this fee as of the Commencement Date. If the Policy Date is prior to the Commencement Date any amounts due from the Policy Date to the Commencement Date, in addition to the regular Monthly Deduction, will be taken on the next Monthly Anniversary. We will deduct the charges for those months that have elapsed from the Policy Date to the
Commencement Date. Each month we deduct a monthly policy fee. It is $15 per month for the first three Policy Years and $7.50 per month thereafter. The monthly policy fee compensates Jackson of NY for expenses of policy administration, including those associated with preparing the policies and confirmations, maintenance of Owner records, and the cost of other services necessary to service Owners, as well as those administrative expenses listed above attributable to both the policies and the Separate Account.

MONTHLY ADMINISTRATIVE CHARGE. We start deducting this fee as of the Commencement Date unless the Policy Date is prior to the Commencement Date whereby the charges would occur on the next Monthly Anniversary. We will deduct the charges for those months that have elapsed from the Policy Date to the Commencement Date. The monthly administrative charge is $0.07 per month per $1,000 of Specified Death Benefit up to $2 million in Policy Years 1-10 and $0.01 per month per $1,000 (up to $2 million) thereafter. The administrative charge compensates us for our administrative expenses in connection with the issue and maintenance of the policies and initial preparation and maintenance of the Separate Account. We perform or delegate all such administrative functions, which include preparation of annual reports and statements, maintenance of Investment Division and Separate Account records, and filing fees. In addition, certain expenses such as administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, and costs associated with accounting, valuation, regulatory and reporting requirements are attributable to both the policies and maintenance of the Separate Account.

SURRENDER CHARGE. If you surrender your policy or take a partial surrender, we may subtract a surrender charge from the proceeds. The surrender charge on a total surrender equals the amount shown in the surrender charge table in your policy, plus any additional surrender charge due to increases in the Specified Death Benefit of your policy. The amount of the surrender charge decreases over time.

INITIAL SURRENDER CHARGE. When we issue your policy, we determine the initial surrender charge. To determine the initial surrender charge, we multiply the Specified Death Benefit of your policy by a rate per thousand dollars of Specified Death Benefit. The applicable rate depends on the Insured's age at issue, sex and rate class. For example, if the Insured is age 45 when your policy is issued, the applicable rates per thousand are as follows:

          ----------------------------- ----------------------
          ----------------------------
          Male, Preferred, Nonsmoker           $15.88
          ----------------------------- ----------------------
          ----------------------------- ----------------------
          Female, Preferred Nonsmoker          $12.73
          ----------------------------- ----------------------

Accordingly, if the Insured were a male standard class age 45 and the policy's Specified Death Benefit were $100,000, the surrender charge initially would be $1,588. The rates for each category are greater or lesser according to the age of the Insured when your policy is issued.

The surrender charge decreases each year over a period of 9 years from issue. If you surrender your policy after 9 Policy Years have elapsed, we do not charge a surrender charge (unless you have increased the Specified Death Benefit of your policy, as explained above.) The following table shows the 9-year surrender charge schedule for a male standard class age 45:

                POLICY YEAR        SURRENDER CHARGE PER $1,000

                     1                        $15.88
                     2                        $14.12
                     3                        $12.35
                     4                        $10.59
                     5                        $ 8.82
                     6                        $ 7.06
                     7                        $ 5.29
                     8                        $ 3.53
                     9                        $ 1.76
                    10+                       $ 0.00

Thus, in the example given above, if the policy were surrendered during the 7th Policy Year, the surrender charge would equal $529. The surrender charge decreases over the nine-year period by varying rates depending upon the issue age, sex and underwriting classification of the Insured.

SURRENDER CHARGE ON CHANGES IN SPECIFIED DEATH BENEFIT. If you increase the Specified Death Benefit of your policy, we will impose an additional surrender charge. We determine the initial amount of the additional surrender charge using the same formula and rates used in determining the initial surrender charge, except that we use the Insured's age and rating class at the time of the increase, rather than at the time your policy was issued. Surrender charges will not be assessed to reduction in Specified Death Benefit.

The surrender charge on an increase also decreases over a 9-year period, starting from the effective date of the increase. If you surrender your policy or make a partial surrender, we separately calculate the surrender charge applicable to the Specified Death Benefit amount and each increase and add those amounts to determine the total surrender charge. If you decrease the Specified Death Benefit the applicable surrender charge remains the same. We include in your policy a table showing the surrender charge rates for each duration applicable to the policy. For additional information concerning the rates applicable to you, please consult your sales representative.

SURRENDER CHARGE ON PARTIAL SURRENDERS. If you take a partial surrender, we will deduct a portion of the then current surrender charge and the partial surrender fee from your partial surrender proceeds. The formula used to calculate the surrender charge on a partial surrender is as follows:

             PW - $25  x ASC
             --------
             PV - $25

         Where:

                PW   =  the total amount withdrawn, prior to any deductions;
                PV   =  the Policy Value prior to the partial surrender;
                $25  =  the partial surrender fee; and
                ASC  =  the then current surrender charge on a total surrender, minus all surrender charges imposed on prior partial surrenders

                                      * * *

The sales charge (in part) and the surrender charge are imposed to cover our actual sales expenses, which include sales representatives' sales commissions and other sales and distribution expenses. We expect to recover total sales expenses of the policies over the life of the policies. However, the sales charge and surrender charge paid with respect to a particular policy may be higher or lower than the distribution expenses we incurred in connection with that policy. To the extent distribution costs are not recovered by these charges, we may make up any shortfall from the assets of our general account, which includes funds derived from the mortality and expense charge on the Separate Account assets and the other charges imposed under the policies.

TRANSFER CHARGE. You may make 15 transfers free of charge in any Policy Year. The Allocation Date transfer and transfers under our dollar cost averaging and rebalancing programs are free and are not counted toward the 15 free transfers per year and are not subject to the transfer charge. We will deduct a charge of $25 per transfer in excess of 15 from the transferred amount before allocating it to the allocation option(s) you have requested.

ILLUSTRATION CHARGE. At your request, we will provide you with one personalized illustration free of charge each Policy Year. We may charge a fee of up to $25 (to be paid in cash) for any additional illustration you may request.

RE-UNDERWRITING CHARGE. If your policy requires underwriting approval after the Commencement Date, we will deduct a charge of $25.

RIDER CHARGES. If your policy includes one or more riders, a charge applicable to each rider you purchased is made from your Policy Value each month. The charge is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. The rider charges are summarized in the Fee Table on page 7. For a description of the optional riders see "Optional Insurance Benefits" beginning on page 30.

ADDITIONAL POLICY CHARGES. We do not currently assess a charge for federal, state, or other taxes that may be attributable to the operations of the Separate Account, but we reserve the right to do so in the future.

PORTFOLIO EXPENSES. You indirectly bear the charges and expenses of the portfolios whose shares are held by the Investment Divisions to which you allocate your Policy Value. The Separate Account purchases shares of the portfolios at net asset value. Each portfolio's net asset value reflects management fees and other operating expenses already deducted from the portfolio's assets. For a summary of historical expenses of the portfolios, see the table called "Portfolio Expenses" above. For more information concerning the management fees and other charges against the portfolios, see the prospectuses and the statements of additional information for the portfolios, which are available upon request.

We may receive compensation from the investment advisers or administrators of the portfolios. Such compensation will be consistent with the services we provide or the cost savings resulting from the arrangement and, therefore, may differ from portfolio to portfolio.

                            GENERAL POLICY PROVISIONS

STATEMENTS TO OWNERS. Each year following your Policy Anniversary, we will send you a report showing information concerning your policy transactions in the past year and the current status of your policy. The report will include information such as the Policy Value as of the end of the current and the prior year, the current Death Benefit, Cash Surrender Value, Debt, partial surrenders, Earnings, premium paid, and deductions made since the last annual report. We will also include any information required by state law or regulation.

We will mail you confirmations or other appropriate notices of policy transactions. In addition, we will send you the financial statements of the portfolios and other reports as specified in the 1940 Act. Please give us 30 days written notice of any address change. Please read your statements and confirmations carefully, verify their accuracy, and contact us within 30 days with any question you may have.

We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically. Please contact us at our Service Center for more information.

LIMIT ON RIGHT TO CONTEST. We may not contest the insurance coverage under the policy after the policy has been in force during the lifetime of the Insured(s) for two years from the Issue Date, except for nonpayment of any required premium. A policy may be contested only with respect to material misrepresentations made in the application for such reinstatement or request for policy modifications. In the case of an increase in coverage under the policy, only the amount of the increase may be contested with respect to material misrepresentations made in the related application.

In issuing a policy, we rely on your application. Your statements in that application, in the absence of fraud, are considered representations and not warranties. We will not use any statement made in connection with the application to void the policy or to deny a claim unless that statement is contained in the written application.

SUICIDE. If an Insured commits suicide within two years of the Issue Date, we will return to you an amount equal to the premiums paid less total partial surrenders and any Debt. Any increase in coverage will also have a two-year suicide period relating specifically to the increase in coverage. If an Insured commits suicide within two years of the effective date of any increase in coverage, we will return to you an amount equal to the portion of the Monthly Deduction associated with such increase.

MISSTATEMENT AS TO AGE AND SEX. If the age or sex of an Insured is incorrectly stated in the application and the error is discovered before a claim is made, the benefits under the policy will be those that the premium paid would have purchased at the correct age and sex. If the claim is in process when the error is discovered, the death benefit will be adjusted to be that which the most recent cost of insurance deduction would have purchased for the correct age and sex.

BENEFICIARY. You name the beneficiary(ies) in the application. You may change the beneficiary by submitting a written request to the Service Center, unless an irrevocable beneficiary was previously named. We will provide a form to be signed and filed with us. Your request for a change in beneficiary will take effect when we record the change. Until we record the change in beneficiary, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files or taking any other related action before that time.

If you name more than one primary beneficiary, we will divide the Death Benefit equally among your beneficiaries unless you instruct otherwise. The interest of any beneficiary who dies before the Insured(s) ends at his or her death. If no primary beneficiary survives the Insured(s), we will divide the Death Benefit equally among any surviving named contingent beneficiary(ies), unless you instruct otherwise. If no beneficiary is living, we will pay the Death Benefit to the Owner or the Owner's estate.

ASSIGNMENT. You may assign your policy while it is in force. You must notify us of an assignment in writing. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the beneficiary may be affected by an assignment. An assignment may result in taxable income and a 10% penalty tax. You should consult your tax adviser before assigning your policy.

CREDITORS' CLAIMS. To the extent permitted by law, no benefits payable under this policy will be subject to the claims of your creditors or the creditors of your beneficiary.

DIVIDENDS. We will not pay any dividend under the policy, nor do the policies share in the surplus or revenue of Jackson of NY.

NOTICE AND ELECTIONS. To be effective, all notices and elections under the policy must be in writing, signed by you, and received by us at our Service Center. Certain exceptions may apply. Unless otherwise provided in the policy, all notices, requests and elections will be effective when received at our Service Center complete with all necessary information.

MODIFICATION. We reserve the right to modify the policy without written notice or your consent in the circumstances described in this prospectus or as necessary to conform to applicable law or regulation or any ruling issued by a governmental agency. The provisions of the policy will be construed so as to comply with the requirements of Section 7702 of the Code that defines life insurance. We also reserve the right to change our administrative procedures consistent with the policy.

REDUCED PAID-UP INSURANCE. If you do not wish to pay any further premium payments, you may elect to purchase Reduced Paid-Up Insurance. Under this option, the death benefit is determined by applying the Policy Value as a net single premium at the Insured's Attained Age, gender and risk classification. The Reduced Paid-Up Insurance will have a policy value based on the Guaranteed Interest Rate on the Fixed Account, guaranteed monthly cost of insurance deductions based on the death benefit under this option and the guaranteed cost of insurance rates. The monthly policy fee and monthly administrative fee will not be deducted. For more information, speak to your sales representative or contact us at the address or telephone number on the first page of this prospectus.

EXCHANGE TO A GENERAL ACCOUNT PRODUCT. During the first 18 months of your policy, or at any time there is a material change in the investment policy of the Separate Account and you object to such change, you have the option to convert without evidence of insurability to a substantially comparable general account product. In the case of material change in the investment policy of the Separate Account, the conversion must be requested within 60 days of the effective date of the change or the receipt of the notice of the options available, whichever is later. The new policy will be issued at the initial Specified Death Benefit, will have the same Issue Date and Issue Age as the original policy, and will be issued at the risk class of the new policy that is most comparable to that of the Insured under the original policy. Any incidental benefits that are included in the original policy will be included in the new policy, if available under that policy. An equitable premium or policy value adjustment will be made, taking into account the premiums and policy values of the original policy and the new policy. The suicide and contestability periods of the new policy will run from the issue date of the original policy. For more information, speak to your sales representative or contact us at the address or telephone number on the first page of this prospectus.

                           FEDERAL TAX CONSIDERATIONS

The following discussion is based upon our understanding of current federal income tax law applicable to life insurance policies in general and is NOT intended as tax advice. You should consult competent tax counsel for more complete information.

There is the risk that the tax advantages associated with the policy may be reduced or eliminated by changes in the federal tax laws. We cannot predict the probability that any changes in those laws will be made. Also, we do not guarantee the tax status of the policy. You bear the complete risk that the policy may not be treated as a "life insurance contract" under federal income tax laws. We also have not considered any applicable state or other federal tax laws. You should seek tax advice concerning the effect on your personal tax liability of the transactions permitted under the policy, as well as any other questions you may have concerning the tax status of the policy, the applicability of state or other tax laws or the possibility of changes in the tax law.

The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans will vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of the policy in any such arrangement is contemplated, you should consult a qualified tax adviser for advice on the tax attributes and consequences of the particular arrangement.

TAXATION OF JACKSON OF NY AND THE SEPARATE ACCOUNT. Jackson of NY is taxed as a life insurance company under Part I of Subchapter L of the Code. The operations of the Separate Account are taxed as part of the operations of Jackson of NY. Investment income and realized capital gains are not taxed to the extent that they are applied under the policy. Accordingly, we do not anticipate that Jackson of NY will incur any federal income tax liability attributable to the operation of the Separate Account (as opposed to the federal tax related to the receipt of premium under the policy). Therefore, we are not making any charge or provision for federal income taxes attributable to the operation of the Separate Account. However, if the tax treatment of the Separate Account is changed, we may charge the Separate Account for its share of the resulting federal income tax.

In several states we may incur state and local taxes (in additional to premium taxes) on the operations of the Separate Account. At present, these taxes are not significant and we currently are not making any charge or provision for them against the Separate Account. If these taxes should be increased, we may make a charge or provision for them against the Investment Divisions. If we do so, the value of Accumulation Units and, therefore, the investment results of the Investment Divisions will be reduced.


JACKSON OF NY TAXATION. We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)


In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii), while we impose a so-called "Federal (DAC) tax charge" under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

TAX STATUS OF THE POLICY. The policy is structured to satisfy the definition of a life insurance contract under Section 7702 of the Code, which generally provides for the taxation of life insurance policies and places limitations on the relationship of the Policy Value to the insurance amount at risk. As a result, the Death Benefit ordinarily will be fully excluded from the gross income of the beneficiary.

Depending upon the circumstances, a surrender, partial surrender, change in the Death Benefit Option, change in the Specified Death Benefit, lapse with a policy loan outstanding, or an assignment of the policy may have tax consequences. In particular, under specified conditions, a distribution under the policy during the first 15 years from date of issue that reduces future benefits under the policy will be taxed to you as ordinary income to the extent of any investment earnings in the policy.

In the absence of final regulations or other pertinent interpretations of the Code, some uncertainty exists as to how a substandard risk policy can meet the statutory definition of life insurance. If a policy were deemed not to be life insurance for tax purposes, it would not provide most of the tax advantages usually provided by life insurance. We reserve the right to amend the policy to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service ("IRS").

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code requires the investments held under the policy to be "adequately diversified" in accordance with Treasury regulations in order for the policy to be treated as a life insurance contract for federal income tax purposes. We intend that each Investment Division and each portfolio underlying an Investment Division will comply with the diversification requirements prescribed by Section 1.817-5 of the Treasury regulations, which prescribe how assets may be invested. If the investments held under the policy were not "adequately diversified," you would lose the tax deferral advantages of the policy and would be subject to current federal income taxes on all Earnings allocable to the policy.

OWNER CONTROL.  In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance policies and held that the types of actual and potential control that the policy owners could exercise over the investment assets held by the insurance company under these variable policies was not sufficient to cause the policy owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the policy, like the policies described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the policy owner and Jackson of NY regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


The policy will differ from the policies described in the Revenue Ruling in two respects. The first difference is that the policy in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas our policy offers 49 Investment Divisions and 1 Fixed Account. The second difference is that the owner of a policy in the Revenue Ruling could only make one transfer per 30-day period without a fee, whereas a policy owner will be permitted to make up to 15 transfers in any one year without a charge.


The Revenue Ruling states that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the policy and the policies described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the policy without an additional charge should prevent the holding in the Revenue Ruling from applying to the owner of a policy. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the policy to the extent required to maintain favorable tax treatment.

The remainder of this discussion assumes that the policy will be treated as a life insurance contract for federal income tax purposes and that Jackson of NY will be considered the owner, for federal income tax purposes, of the separate account assets.

TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the Death Benefit payable under your policy is excludable from gross income under the Code. Certain transfers of the Policy, however, may result in a portion of the Death Benefit being taxable.

If the Death Benefit is not received in a lump sum and is, instead, applied under one of the payment options, payments will include both amounts attributable to the Death Benefit, which will be excludable from the beneficiary's gross income, and amounts attributable to interest (occurring after the Insured's death), which will be includable in the beneficiary's gross income.

TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, any increase in your Policy Value is generally not taxable to you unless you receive or are deemed to receive amounts from the Policy before the Insured dies. See the following section entitled "Distributions" for a discussion of the taxability of such payments.

DISTRIBUTIONS. If you make a full withdrawal under your policy or charges for the Other Insured Term Insurance Rider (on rider Insureds who are not related to the base Insured) are deducted, the amount withdrawn will be includable in your income to the extent the amount received exceeds the "investment in the contract." The "investment in the contract" generally is the total premium and other consideration paid for the Policy, less the aggregate amount previously received under the Policy to the extent such amounts received were excludable from gross income.

Whether partial surrenders (or other amounts deemed to be distributed) from the Policy constitute income depends, in part, upon whether the Policy is considered a "modified endowment contract" ("MEC") for federal income tax purposes.

POLICIES WHICH ARE MECS

CHARACTERIZATION OF A POLICY AS A MEC.

Section 7702A of the Code treats any life insurance contract that fails to satisfy a "seven-pay" test as a modified endowment contract. A Policy will fail to satisfy the seven-pay test if the cumulative premiums paid under the Policy at any time during the first seven Policy years, or within seven years after a material change in the Policy, exceed the sum of the net level premiums that would have been paid had the Policy provided for paid-up future benefits after the payment of seven level premiums.

We will monitor your premium payments and other Policy transactions and notify you if a payment or other transaction might cause your Policy to become a MEC. We will not invest any Premium or portion of a Premium that would cause your Policy to become a MEC. If we receive such a premium, we will notify you and if you elect to have your policy become a MEC contract, we will apply the premium on the business day we receive your election. Otherwise we will return the premium to you.

Further, if a transaction occurs which decreases the Death Benefit of your policy during the first seven years, we will retest your policy, as of the date of its purchase, based on the lower Death Benefit to determine compliance with the seven-pay test. Also, if a decrease in the Death Benefit occurs within seven years of a "material change," we will retest your policy for compliance as of the date of the "material change." Failure to comply in either case would result in the policy's classification as a MEC.

The rules relating to whether a policy will be treated as a MEC are complex. Therefore, you should consult with a qualified tax adviser to determine whether a particular transaction will cause your policy to be treated as a MEC.

TAX TREATMENT OF PARTIAL SURRENDERS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If your policy is a MEC, partial surrenders from your policy will be treated first as withdrawals of income and then as a recovery of premium. Thus, you may realize taxable income upon a withdrawal if the Policy Value exceeds the investment in the policy. You may also realize taxable income when you take a policy loan, because any loan (including unpaid loan interest) under the policy will be treated as a withdrawal for tax purposes. Charges for riders may be treated as withdrawal under these provisions. In addition, if you assign or pledge any portion of the value of your Policy (or agree to assign or pledge any portion), the assigned or pledged portion of your Policy Value will be treated as a withdrawal for tax purposes. Before assigning, pledging, or requesting a loan under a policy that is a MEC, you should consult a qualified tax adviser.

PENALTY TAX. Generally, withdrawals (or the amount of any deemed withdrawals) from a MEC are subject to a penalty tax equal to 10% of the portion of the withdrawal that is includable in income, unless the withdrawals are made: (1) after you reach age 59 1/2, (2) because you have become disabled (as defined in the Code), or (3) as substantially equal periodic payments over your life or life expectancy or the joint lives or life expectancies of you and your beneficiary, as defined in the Code. These exceptions will not apply, however, if the Owner of the policy is a corporation, partnership, trust or other entity.

AGGREGATION OF POLICIES. All life insurance Policies that are MECs and that are purchased by the same person from us or any of our affiliates within the same calendar year will be aggregated and treated as one life insurance policy for purposes of determining the amount of a withdrawal (including a deemed withdrawal) that is includable in taxable income and subject to the 10% penalty tax.

POLICIES WHICH ARE NOT MECS

TAX TREATMENT OF WITHDRAWALS GENERALLY. If your policy is not a MEC, the amount of any withdrawal from the policy will be treated first as a non-taxable recovery of premium and then as gross income from the policy. Thus, only the portion of a withdrawal that exceeds the investment in the policy immediately before the withdrawal will be includable in gross income.

CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY YEARS. As indicated above, the Code limits the amount of premium that may be made and the Policy Values that can accumulate relative to the Death Benefit. Where cash distributions are required under the Code in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the Code, during this period), some or all of such amounts may be includable in taxable income.

TAX TREATMENT OF LOANS. If your policy is not a MEC, a loan received under the policy generally will be treated as indebtedness for tax purposes, rather than a withdrawal of Policy Value. As a result, you will not realize taxable income on any part of the loan as long as the policy remains in force. If you make a full surrender under your policy or if it lapses, any outstanding loan balance will be treated as an amount received by you as part of the Surrender Value. Accordingly, you may be subject to taxation on the loan amount at that time. Generally, you may not deduct interest paid on loans under the policy.

Finally, if your policy is not a MEC, distributions (including distributions upon surrender) and policy loans are not subject to the 10% additional penalty tax.

TREATMENT BEYOND ATTAINED AGE 94. As described above, if the Cash Surrender Value is greater than zero at the Insured's Attained Age 100, no additional premiums will be accepted and no additional monthly charges will be incurred. Neither the Code nor any regulations or other guidance under the Code prescribe how a policy can qualify as a life insurance contract for federal tax purposes after an Insured attains age 95, and there is a risk that you could be viewed as constructively receiving the Cash Surrender Value (including any Indebtedness) in the year in which the Insured attains age 95. In that event, you would realize taxable income at that time in an amount equal to the Policy Value less the investment in the contract (generally premiums reduced by amounts previously received under the contract that were excludable from income), even if the Death Benefit Proceeds are not distributed at that time. You should consult a qualified tax professional as an Insured approaches Attained Age 95.

ACTIONS TO ENSURE COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium we intend to permit for the Policies will comply with the Code definition of life insurance. We will monitor the amount of your premium, and, if your total premiums during a Policy Year exceed those permitted by the Code, we will refund the excess premium within 60 days of the end of the Policy Year and will pay interest and other earnings (which will be includable in taxable income) as required by law on the amount refunded. In addition, the operation of certain provisions in the policy may increase the Death Benefit (which may result in larger charges under a policy) or require other action deemed necessary to ensure the compliance of the policy with the federal tax definition of life insurance.

FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the federal government a part of the taxable portion of withdrawals made under a policy, unless the Owner notifies us in writing at or before the time of the withdrawal that he or she chooses not to have withholding. As Owner, you will be responsible for the payment of any taxes and early distribution penalty taxes that may be due on the amounts received or deemed received under the policy, whether or not you choose withholding. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

TAX ADVICE. This summary is not a complete discussion of the tax treatment of the policy. You should seek tax advice from an attorney who specializes in tax issues.

              DESCRIPTION OF JACKSON OF NY AND THE SEPARATE ACCOUNT

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK. Jackson of NY is a stock life insurance company organized under the laws of the state of New York in July 1995. Its legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. Jackson of NY is admitted to conduct life insurance and annuity business in Delaware, Michigan and New York. Jackson of NY is ultimately a wholly owned subsidiary of Prudential plc in London, England.

THE SEPARATE ACCOUNT. The Separate Account was established on November 10, 1998 as a segregated asset account of Jackson of NY. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act. The Securities and Exchange Commission does not supervise the management of the Separate Account or Jackson of NY.

We own the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the policies offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Our obligations arising under the policies are general corporate obligations of Jackson of NY.

The Separate Account is divided into Investment Divisions. The assets of each Investment Division are invested in the shares of one of the portfolios. We do not guarantee the investment performance of the Separate Account, its Investment Divisions, or the portfolios. Values allocated to the Separate Account will rise and fall with the values of shares of the portfolios and are also reduced by policy charges. In the future, we may use the Separate Account to fund other variable life insurance policies. We will account separately for each type of variable life insurance policy funded by the Separate Account.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS. We hold the assets of the Separate Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the portfolios.

STATE REGULATION OF JACKSON OF NY. We are subject to the laws of New York and regulated by the New York Department of Insurance. We file quarterly and annual statements with the Department of Insurance covering our operations and financial condition for the quarter and year-end. We are examined periodically by the Department of Insurance to verify our liabilities and policy reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

                            DISTRIBUTION OF POLICIES

Jackson National Life Distributors LLC ("JNLD"), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the policies. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company, Jackson of NY's parent.

Commissions  are paid to  registered  representatives  who  sell  the  policies.
Information  on  commissions  can  be  found  in  the  Statement  of  Additional
Information. Where lower commissions are paid, we may also pay trail commissions. We may use any of our corporate assets to cover the cost of distribution, including any profit from the policy's mortality and expense risk charge and other charges.


Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct. While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales. Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training or "due diligence" meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.
Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2006 from the Distributor in relation to the sale of our variable insurance products:

        A. G. Edwards & Sons, Inc.
        American General Securities
        Centaurus Financial
        Commonwealth Financial Group, Inc.
        ING Financial Partners Inc.
        Independent Financial Marketing Group
        Investment Centers of America, Inc.
        Inter Securities Inc.
        Invest Financial Corp.
        Jefferson Pilot Securities Corp
        Linsco/Private Ledger Corp.
        Mutual Service Corporation
        National Planning Corporation
        Prime Capital Services, Inc.
        Raymond James & Associates, Inc.
        Securities America, Inc.
        SII Investments, Inc.
        Thrivent Financial for Lutherans
        Wachovia Securities, LLC
        Woodbury Financial Services Inc.

Please see Appendix B for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2006 from the Distributor in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.


Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

     o    National Planning Corporation,

     o    SII Investments, Inc.,


     o    IFC Holdings, Inc. d/b/a Invest Financial Corporation,


     o    Investment Centers of America, Inc., and

     o    Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson of NY and Jackson, its parent. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.


All of the compensation described here, and other compensation or benefits provided by Jackson of NY or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this policy over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the policy.


                                LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. There are no material legal proceedings, other than the ordinary routine litigation incidental to the business to which Jackson of NY is a party. Jackson of NY is a wholly owned subsidiary of Jackson. Jackson is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present. Jackson has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson of NY on a non-material basis, or is being vigorously defended. Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable. Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2006, for information concerning such amounts that have been accrued. At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.


                              FINANCIAL STATEMENTS

You can find the financial statements for the Separate Account and for Jackson of NY in the Statement of Additional Information. The financial statements of Jackson of NY that are included should be considered only as bearing upon Jackson of NY's ability to meet its contractual obligations under the policies. Jackson of NY's financial statements do not bear on the future investment experience of the assets held in the Separate Account.

                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;

     o Information we obtain from others in the process of verifying information you provide us; and

     o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your policy and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

                                GLOSSARY OF TERMS

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this section.

1940 ACT - Investment Company Act of 1940, as amended.

ACCUMULATION UNIT - An accounting unit of measurement that we use to calculate the value in an Investment Division.

ALLOCATION DATE - The date we allocate premium from the Fixed Account to the Investment Divisions elected on the application (or the most recent allocation instructions provided by the Owner). The Allocation Date is generally the first business day on or after the fifth day following the Right to Examine Period for your policy.

ATTAINED AGE - The Insured's age on the birthday nearest to the Policy Date plus the number of full years since the Policy Date.

BASE DEATH BENEFIT - The greater of the death benefit for the base coverage (as defined by the Specified Death Benefit and Death Benefit option) or the Minimum Death Benefit.

CASH SURRENDER VALUE - The Policy Value minus any applicable surrender charge, minus any Debt.

CODE - Internal Revenue Code of 1986, as amended.

COMMENCEMENT DATE - The date we place your policy in force after we have received: underwriting approval, any requirements outstanding after the Issue Date, and premium in an amount equal to or exceeding the minimum initial requirement.

DAY 1 LOANS - A loan that exists at the Issue Date of a policy as a result of a 1035 transfer of a policy with an existing loan.

DEATH BENEFIT - The greater of (a) the Minimum Death Benefit or (b) the death benefit amount determined by the death benefit option and the Specified Death Benefit (or the Target Death Benefit if the Optional Additional Death Benefit Coverage is elected) you have chosen. If the Optional Additional Death Benefit Coverage is not elected, the Death Benefit equals the Base Death Benefit. If the Optional Additional Death Benefit Coverage is elected, the Death Benefit equals the Total Death Benefit.

DEATH BENEFIT PROCEEDS - The amount we will pay to the beneficiary(ies) under the policy upon the death of the Insured. This amount is equal to the Death Benefit less any outstanding Debt or due and unpaid charges plus any rider benefits.

DEBT - The sum of all unpaid policy loans and accrued interest.

EARNINGS - Your Policy Value reduced by total premiums paid.

FIXED ACCOUNT - An allocation option under the policy that earns an annually declared rate of interest of not less than 3%. Assets allocated to the Fixed Account are part of our general account.

GRACE PERIOD - A 61-day period during which we will keep your policy in force even though the Policy Value is insufficient to keep your policy in force. We will notify you and give you an opportunity to pay additional premium or policy loan repayments to keep your policy in force after the Grace Period.

GUIDELINE PREMIUM - The maximum amount of premium you can contribute to your policy under the Code.

INSURED - The person whose life is insured under the policy.

INVESTMENT DIVISION - Separate and distinct divisions of the Separate Account that invest in a single underlying mutual fund. The value in the Investment Divisions will go up or down depending on the performance of the underlying mutual funds and the charges deducted from the Investment Divisions.

ISSUE DATE - The date Jackson of NY issued your policy and from which we measure contestability periods. It may be later than the Policy Date.

LOAN ACCOUNT - An account established as part of our general account for amounts transferred from the Investment Divisions and/or the Fixed Account as security for your policy loans.

MINIMUM DEATH BENEFIT - Your Policy Value multiplied by the death benefit percentage applicable to the Attained Age as shown in the policy, or if greater, the minimum amount necessary for the policy to stay qualified as life insurance for federal tax purposes.

MINIMUM PREMIUM - The minimum premium amount that must be paid during the first three Policy Years in order for the Net Policy Value (rather than the Cash Surrender Value) to be used to determine whether your Policy Value is sufficient to keep your policy in force.

MONTHLY ANNIVERSARY - The same day in each month as the Policy Date unless your Policy Date is on the 29th, 30th or 31st and there is no such date in the month, then your Monthly Anniversary is the last day of the month.

MONTHLY DEDUCTION - The amount deducted from your Policy Value on each Monthly Anniversary, consisting of the cost of insurance charge, the monthly policy fee, the monthly administrative charge, and the cost of any optional benefit. If a monthly anniversary is not a business day, we will determine your Monthly Deduction as of the next following business day with an effective date equal to the Monthly Anniversary date.

NET AMOUNT AT RISK - The net amount at risk is the amount on which cost of insurance charges are based.

NET POLICY VALUE - The Policy Value minus Debt.

NET PREMIUM - The premium less the Premium Charges.

OWNER - The person(s) having the privileges of ownership defined in the policy. The Owner(s) may or may not be the same person(s) as the Insured(s). If your policy is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.

POLICY ANNIVERSARY - An annual anniversary of the Policy Date.

POLICY DATE - The effective date of insurance coverage under your policy. It is used to determine Policy Anniversaries, Policy Years, and Monthly Anniversaries.

POLICY VALUE - The sum of your values in the Separate Account, the Fixed Account, and the Loan Account.

POLICY YEAR - Each twelve-month period beginning on the Policy Date or any Policy Anniversary.

PREMIUM  CHARGES - The sales  charge,  the premium  tax charge,  and the federal
(DAC) tax charge.

REQUIRED MONTHLY PREMIUM AMOUNT - The amount specified as such in your policy, if your policy includes the Guaranteed Minimum Death Benefit Rider. The Required Monthly Premium Amount is used in determining whether your policy meets the premium requirement of the Guaranteed Minimum Death Benefit Rider.

RIGHT TO EXAMINE PERIOD - The minimum period of time during which you can cancel your policy, generally ten days (or sixty days in the case of a replacement) from the date your received your policy.

SEPARATE ACCOUNT - JNLNY Separate Account IV, the segregated asset account of Jackson of NY that funds the policies.


SERVICE CENTER - Jackson of NY Service Center, P.O. Box 30900, Lansing, Michigan 48909-8400, 1-800-599-5651 or Jackson of NY IMG Service Center, P.O. Box 30901, Lansing, Michigan 48909-8401, 1-888-464-7779. You can send express mail to the Jackson of NY Service Center at 1 Corporate Way, Lansing, Michigan 48951 or the Jackson of NY IMG Service Center at 1 Corporate Way, Lansing, Michigan 48951.


SPECIFIED DEATH BENEFIT - The initial amount of insurance under your base policy, adjusted for any changes in accordance with the terms of your policy.

TARGET DEATH BENEFIT - The death benefit specified in the Optional Additional Death Benefit Coverage, adjusted for any changes in accordance with the terms of your policy.

TARGET PREMIUM - The premium amount used to determine the initial portion of the sales charge and sales compensation. This amount is set by the Company and varies by age, sex, Specified Death Benefit amount and underwriting classification.

TOTAL DEATH BENEFIT - The greater of the death benefit for (a) the base and Optional Additional Death Benefit Coverage (as defined by the Target Death Benefit and Death Benefit option) or (b) the Minimum Death Benefit.

WRITTEN REQUEST - A request in writing received by us at our Service Center that meets our requirements for completeness. A complete Written Request is said to be in good order.

VALUATION DAY - Each Business Day, as used in the policy, so long as the New York Stock Exchange is open for business.

VALUATION PERIOD - The period of time over which we determine the change in the value of the Investment Divisions. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each Valuation Day and ends at the close of the New York Stock Exchange on the next Valuation Day.

                                   APPENDIX A

 Effects of Partial Surrenders on the Death Benefit under Death Benefit Option A

The following examples illustrate how the Death Benefit is decreased as the result of a partial surrender under different circumstances. All examples assume a total partial surrender amount of $20,000 and a corridor percentage of 250%. See "Partial Surrenders" on page 34 for more information.

EXAMPLE 1. The following example illustrates the effect of a partial surrender on the Death Benefit for a policy having the indicated values, where neither the Base Death Benefit nor the Total Death Benefit is in the corridor.

                                     Before the Partial Surrender          After the Partial Surrender
Policy Value                         $40,000                               $20,000
Specified Death Benefit (A)          $200,000                              $180,000
Target Death Benefit (B)             $250,000                              $230,00
Minimum Death Benefit (C)            $100,000 ($40,000 x 250%)             $50,000 ($20,000 x 250%)
Base Death Benefit                   $200,000 (greater of A and C)         $180,000 (greater of A and C)
Total Death Benefit                  $250,000 (greater of B and C)         $230,000 (greater of B and C)

As shown above, both the Specified Death Benefit and the Target Death Benefit are reduced by $20,000, the total partial surrender amount. The amount of Additional Death Benefit coverage is unchanged at $50,000, the difference between the Total Death Benefit and the Base Death Benefit.

EXAMPLE 2. The following example illustrates the effect of a partial surrender on the Death Benefit for a policy having the indicated values, where the Base Death Benefit (but not the Total Death Benefit) is in the corridor, and total partial surrender amount is greater than the difference between the Minimum Death Benefit and Specified Death Benefit.

                                     Before the Partial Surrender          After the Partial Surrender
Policy Value                         $84,000                               $64,000
Specified Death Benefit (A)          $200,000                              $190,000
Target Death Benefit (B)             $250,000                              $230,000
Minimum Death Benefit (C)            $210,000 ($84,000 x 250%)             $160,000 ($64,000 x 250%)
Base Death Benefit                   $210,000 (greater of A and C)         $190,000 (greater of A and C)
Total Death Benefit                  $250,000 (greater of B and C)         $230,000 (greater of B and C)

As shown above, the Specified Death Benefit is reduced by $10,000, the amount by which the total partial surrender amount ($20,000) exceeded the difference between the Minimum Death Benefit ($210,000) and the Specified Death Benefit ($200,000) immediately before the partial surrender, while the Target Death Benefit is reduced by the total partial surrender amount. The Additional Death Benefit Coverage is unchanged as a result of the total partial surrender

EXAMPLE 3. The following example illustrates the effect of a partial surrender on the Death Benefit for a policy having the indicated values, where the Base Death Benefit (but not the Total Death Benefit) is in the corridor, and total partial surrender amount is less than the difference between the Minimum Death Benefit and Specified Death Benefit.

                                     Before the Partial Surrender          After the Partial Surrender
Policy Value                         $90,000                               $70,000
Specified Death Benefit (A)          $200,000                              $200,000
Target Death Benefit (B)             $250,000                              $230,000
Minimum Death Benefit (C)            $225,000 ($90,000 x 250%)             $175,000 ($70,000 x 250%)
Base Death Benefit                   $225,000 (greater of A and C)         $200,000 (greater of A and C)
Total Death Benefit                  $250,000 (greater of B and C)         $230,000 (greater of B and C)

As shown above, the Specified Death Benefit is unchanged, while the Target Death Benefit is reduced by $20,000, the total partial surrender amount. The Additional Death Benefit Coverage adjusts from $25,000 to $30,000 as a result of the total partial surrender.

EXAMPLE 4. The following example illustrates the effect of a partial surrender on the Death Benefit for a policy having the indicated values, where both the Base Death Benefit and the Total Death Benefit are in the corridor, and total partial surrender amount is less than the difference between the Minimum Death Benefit and Specified Death Benefit but greater than the difference between the Minimum Death Benefit and the Target Death Benefit.

                                     Before the Partial Surrender          After the Partial Surrender
Policy Value                         $104,000                              $84,000
Specified Death Benefit (A)          $200,000                              $200,000
Target Death Benefit (B)             $250,000                              $240,000
Minimum Death Benefit (C)            $260,000 ($104,000 x 250%)            $210,000 ($84,000 x 250%)
Base Death Benefit                   $260,000 (greater of A and C)         $210,000 (greater of A and C)
Total Death Benefit                  $260,000 (greater of B and C)         $240,000 (greater of B and C)

As shown above, the Specified Death Benefit is unchanged, while the Target Death Benefit is reduced by $10,000, the amount by which the total partial surrender amount exceeds the difference between the Minimum Death Benefit and the Target Death Benefit. The Additional Death Benefit Coverage adjusts from $0 to $30,000 as a result of the total partial surrender.

EXAMPLE 5. The following example illustrates the effect of a partial surrender on the Death Benefit for a policy having the indicated values, where both the Base Death Benefit and the Total Death Benefit are in the corridor, and total partial surrender amount is less than the difference between the Minimum Death Benefit and Specified Death Benefit and also less than the difference between the Minimum Death Benefit and the Target Death Benefit.

                                     Before the Partial Surrender          After the Partial Surrender
Policy Value                         $110,000                              $90,000
Specified Death Benefit (A)          $200,000                              $200,000
Target Death Benefit (B)             $250,000                              $250,000
Minimum Death Benefit (C)            $275,000 ($110,000 x 250%)            $225,000 ($90,000 x 250%)
Base Death Benefit                   $275,000 (greater of A and C)         $225,000 (greater of A and C)
Total Death Benefit                  $275,000 (greater of B and C)         $250,000 (greater of B and C)

As shown above, both the Specified Death Benefit and the Target Death Benefit are unchanged. The Additional Death Benefit Coverage adjusts from $0 to $25,000 as a result of the total partial surrender.

                                   APPENDIX B


                              BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2006 from the Distributor in relation to the sale of our variable insurance products.

1st Discount Brokerage                   Capital Investment Group
1st Global Capital Corporation           Capital Management Partners
1st Worldwide Financials Partners        Capital Strategies Financial
Advanced Planning Securities             Capwest Securities
Advest, Inc.                             Carillon Investments
AG Edwards                               Centaurus Financial
AIG Financial Advisors                   Century Securities
Allegiance Capital                       CFD Investments Inc.
American General Securities              Chevy Chase
American Investors                       Colby & White
American Portfolios Financial            Colonial Brokerage
Ameritas Investment Corporation          Commonwealth Financial Network
Anderson & Strudwick                     Compass Wealth Management
Associated Securities Corporation        Consumer Concepts Investment
B C Ziegler and Company                  Countrywide Investment Services
Baird & Company Inc.                     Crown Capital Securities
Bancwest Investment Services             CUE Financial Group Inc.
Barber Financial Group                   Cullums & Burks Securities
BB Graham & Co Inc.                      CUSO Financial
BB&T Investments Services Inc.           D A Davidson
BCG Securities                           David Noyes & Co
Bentley Lawrence Securities              Delta Equity Services
Berthel Fisher Co                        E Planning Securities
BI Investments                           Eagle Financial Group
Blue Vase                                Eltekon
Brecek & Young Advisors Inc.             Ensemble Financial Services
Brookstone Securities                    Equitas America
Brookstreet Securities Corp              Equity Leadership Securities
Bueter & Company Inc.                    Ernharth Group
BYN Investment Center                    ESI Financial
Cadaret Grant and Company                Feliciano Financial Group
Calton & Associates Inc.                 Fenwick Securities
Cambridge Investment Research            Ferris Baker Watts Inc.
Capital Analysts Inc.                    FFP Securities Inc.
Capital Directions                       Fifth Third Securities
Capital Financial Services               Financial Network Investment
Legacy Financial Services                Park Avenue Securities
Legend Equities Corp                     Peoples Securities
Leonard & Company                        PFIC Securities
Lincoln Financial Advisors (LFA)         Piper Jaffray
Lincoln Investment Planning Inc.         Planmember Securities
Linsco/Private Ledger Corporation (LPL)  Prime Capital Services Inc.
Lockheed Federal Credit Union            Princor Financial Services Corp
Madison Ave Securities                   Pro Equities Inc.
Main Street Securities                   Professional Asset Management
McDonald Investments Inc.                PSC Securities Corp
McDonald Securities                      PTS Brokerage
Medallion Investment Services            QA3 Financial Corp
MetLife Securities                       Quest Securities
Michigan Securities Inc.                 Questar Capital Corporation
Mid Atlantic Capital Corp                Raymond James (Planning Corp)
Milkie/Ferguson Investments              RBC Dain Rauscher, Inc.
MML Investor Services                    Regal Financial
Money Concepts                           Regis Securities Corp
Moors & Cabot Inc.                       Resource Horizons
Morgan Keegan                            River Stone Wealth Management
Morgan Peabody                           RL Harger & Associates
MTL Equity Products                      RNR Securities LLC
Multi-Financial Securities Corp          Roche Securities
Mutual Service Corporation (MSC)         Royal Alliance Association
National Planning Corp (NPC)             Royal Securities
National Securities Corp                 RW Baird
Networth Financial Group                 Ryan Beck & Company
New Alliance Investments                 Sammons Securities Company Inc.
Newbridge Securities Corp.               Sanders Morris Harris Inc.
Next Financial Group Inc.                Sandgrain Securities Inc.
NFP Securities                           Schlitt Investor Services
North Ridge Securities Corp              Scottsdale Capital Advisors
Northland Securities                     Securian Financial Services
Nutmeg Securities                        Securities America
O.N. Equity Sales Company                Securities Services Network
Ogilvie Security Advisors Inc.           Seelig Financial Group
Oneamerica Securities                    Sicor Securities
Oppenheimer                              Sigma Financial Corporation
Pacific West Securities Inc.             Signator Investors Inc.
Packerland Brokerage Services            SII Investments



Financial Planning Consultants          Huntleigh Securities
Financial Security Management Inc.      ICA
Financial Solution Services             ICBA
Financial West Investment Group         IMS Securities
First Allied Securities                 Independent Financial Group
First Heartland Capital Inc.            Independent Financial Marketing Group
First Independent Financial             Infinex Investments Inc.
FNB Brokerage Services                  ING Financial Partners Inc.
Forsyth Heritage                        Innovative Solutions
Founders Financial Securities           Inter Securities Inc.
Fox and Company                         Intercarolina Financial Services
FSC Securities Corporation              Intersecurities Inc.
Fusion Financial                        Intervest International
GA Repple & Company                     Invest Financial Corporation
Geneos Wealth Management Inc.           InvestaCorp
Genworth Financial                      Investment Advisors and Consultants
Gold & Associates                       Investment Architects Inc.
Great American                          Investment Management Corp
Great American Advisors                 Investors Capital Corporation
GunnAllen Financial Inc.                ISP Inventive Solution Planning
GW Sherwold Associates                  Janney Montgomery Scott LLC
GWN Securities Inc.                     Jefferson Pilot Securities Corp
H Beck Inc.                             JJB Hilliard
H&R Block Financial Advisors            John Hancock
Hantz Financial Services                John James Investments Inc.
Harbour Investments Inc.                JP Turner & Company LLC
Harger & Company                        JRL Capital Corporation
Harold Dance Investments                JW Cole Financial Inc.
Harvest Capital LLC                     KCD Financial
Hazard & Siegel LLC                     Key Investments
HBW Securities                          KMS Financial Services
Heim, Young & Associates                Koehler Financial LLC
Hilliard Lyons                          Kovack Securities Inc.
Hornor, Townsend and Kent Inc.          Labrunerie Financial
HS Dent                                 LaSalle Financial
HSBC Securities                         Lasalle St. Securities Inc.
Sorrento                                William E. Hopkins & Associates
Southeast Investment                    WM Financial Services
Southwest Securities Financial Services Woodbury Financial Services Inc.
Spectrum Capital                        Workman Securities Corp
Stanford Group Company                  World Equity Group Inc.
Stephens Inc.                           WRP Investments Inc.
Sterne Agree Financial Services         Wunderlich Securities
Stifel Nicolaus & Company               XCU Capital Corporation
Summit Brokerage Services Inc.
Sunset Financial Services Inc.
SWS Financial Services Inc.
Synergy Investment Group
Thrivent Investment Management
Time Capital
Tower Square Securities
Transamerica Financial Life
Triad Advisors
UBS
Union Banc Investment Services
United Equity Securities
United Heritage
United Investment Services
United Planners Financial
United Securities Alliance Inc.
US Allianz Securities Inc.
USA Financial Securities Corp
UVEST
Valmark Securities Inc.
Vanderbilt Securities LLC
Veritrust Financial
VSR Financial Services Inc.
Wachovia Securities
Wall Street Financial Group
Walnut Street Securities Inc.
Waterstone Financial Group
Webster Investments
Wellstone Securities
Westminster Financial
WFG Investments
Wilbanks Securities

                                   APPENDIX C

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management
     Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Consider the needs of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, or the owners of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, or the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.



--------------------------------------------------------------------------------


DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL
          MANAGEMENT   CONSUMER  BRANDS  SECTOR  FUND,  THE  JNL/MELLON  CAPITAL
          MANAGEMENT OIL & GAS SECTOR FUND, THE  JNL/MELLON  CAPITAL  MANAGEMENT
          FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL
          MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

          o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

          o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

     o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

     o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.

 -------------------------------------------------------------------------------

                       WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800 599-5651 to ask us questions, request information about the policies and the Separate Account, and obtain copies of the Statement of Information, personalized illustrations or other documents. You also can write to us at the address given on the first page of this prospectus.


We have filed a Statement of Additional Information with the Securities and Exchange Commission. The Statement of Additional Information that relates this prospectus is dated April 30, 2007. The Statement of Additional Information contains additional information about the Policy and is incorporated by reference in this Prospectus. You can obtain a free copy of the Statement of Additional Information upon request, by writing or calling us at the address or number given above.


We file reports and other information with the Securities and Exchange Commission. You may read and copy any document we file with the SEC, including the Statement of Additional Information, at the SEC's public reference room in Washington, DC. Please call the SEC at (202) 942-8090 for information on the operation of the public reference room.


Our SEC reports and other information about us are also available to the public at the SEC's website at http://www.sec.gov. Copies of this information may be obtained upon payment of a duplicating fee by writing the SEC's Public Reference Section, 100 F Street, N.E., Washington, DC 20549.



                    Investment Company Act File No. 811-09933

                       STATEMENT OF ADDITIONAL INFORMATION


                                 APRIL 30, 2007



           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

             JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)

                             IN CONNECTION WITH ITS

                            JNLNY SEPARATE ACCOUNT IV






This Statement of Additional Information is not a prospectus. This Statement of Additional Information contains additional information about the Policies described above that you may find useful. You should read it together with the Prospectus for the Policies. The date of the Prospectus to which this Statement of Additional Information relates is April 30, 2007. You may obtain a copy of the Prospectus without charge by calling us toll-free at 1-800-599-5651 or by writing to us at the following address.



               Jackson National Life Insurance Company of New York
                                 P.O. Box 30900
                             Lansing, MI 48909-8400

                                TABLE OF CONTENTS


                                                                                                              PAGE

GENERAL INFORMATION AND HISTORY                                                                                  1

SERVICES                                                                                                         2

DISTRIBUTOR                                                                                                      2

DISTRIBUTION OF THE POLICIES                                                                                     2

PERFORMANCE DATA                                                                                                 2

ILLUSTRATION OF DEATH BENEFITS, POLICY VALUES AND CASH SURRENDER VALUES                                          3

FINANCIAL STATEMENTS                                                                                             9

                         GENERAL INFORMATION AND HISTORY


Jackson National Life Insurance Company of New York ("Jackson of NYSM") is a stock life insurance company organized under the laws of the state of New York in July 1995. In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Its legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. Jackson of NY is a wholly owned subsidiary of Jackson National Life Insurance Company(R) and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

JNLNY Separate Account IV (the "Separate Account") was established in November 1998 as a segregated asset account of Jackson of NY. The Separate Account is registered as a unit investment trust under the Investment Company of 1940, as amended.

The JNL/Mellon Capital Management S&P Investment Divisions and JNL/S&P Investment Divisions ("Divisions") of the Separate Account are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index, the Standard & Poor's MidCap 400 Index, and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and S&P 400 Indexes which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE STANDARD & POOR'S MIDCAP 400 INDEX, AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE STANDARD & POOR'S MIDCAP 400 INDEX, AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE STANDARD & POOR'S MIDCAP 400 INDEX, AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Value Line Publishing, Inc.'s ("VLPI") only relationship to JNL is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.


                                    SERVICES


The financial statements of JNLNY Separate Account IV and Jackson National Life Insurance Company of New York for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 303 E. Wacker Drive, Chicago, IL 60601.

Actuarial matters included in the Prospectus and this Statement of Additional Information, including the hypothetical Policy illustrations included herein, have been approved by Angela Matthews, Actuary of Jackson of NY, and are included in reliance upon her opinion as to their reasonableness.


                                   DISTRIBUTOR


The Policies are distributed by Jackson National Life Distributors LLC ("JNLD"), a subsidiary of Jackson National Life Insurance Company. JNLD is located at 7601 Technology Way, Denver, Colorado 80237. The Policies are offered on a continuous basis. However, Jackson of NY reserves the right to discontinue offering the Policies at any time.

The aggregate amount of underwriting commissions paid to broker/dealers was $13,823 in 2004, , $127,393 in 2005 and $124,897 in 2006. JNLD did not retain any portion of the commissions.


                          DISTRIBUTION OF THE POLICIES


The Policies are sold by registered representatives of broker-dealers who are our insurance agents, either individually or through an incorporated insurance agency. Registered representatives who sell the Policies may earn approximately 90% (up to 50% sales commission plus up to 40% expense allowance) of all premiums up to the first year Target Premium, plus up to 3.00% of any additional premiums paid in excess of that amount. Registered representatives also may be eligible for trail compensation of up to 0.15% on Policies that have been in force for at least twelve months. Jackson of NY may also pay up to 5% of all premiums up to the first year Target Premium as a broker dealer concession in the first Policy Year. From time to time, we may pay or permit other promotional incentives in cash, credits, or other compensation. Jackson of NY pays all such commissions and incentives.


                                PERFORMANCE DATA

From time to time, we may advertise performance data related to the Investment Divisions of the Separate Account available under the Policy.

The performance figures are calculated using the actual historical performance of the underlying portfolios for the periods shown and represent the average annual total return for that period. The performance for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the value of that investment at the end of the period, carried to at least the nearest hundredth of a percent.

The performance returns will reflect the deduction of management fees and all other operating expenses of the portfolios and the deduction of the current mortality and expense risk charge applicable under the Policy for the first ten Policy Years. The guaranteed mortality & expense risk charge is higher and the current mortality & expense risk charge is lower after the tenth year. The returns will not reflect any premium deductions for costs of insurance, premium charges, monthly policy fees or administrative charges, surrender charges, or other policy charges. IF THE PERFORMANCE INCLUDED SUCH DEDUCTIONS, THE RETURNS SHOWN WOULD BE SIGNIFICANTLY LOWER.

No performance information is available since the Class B shares of the underlying portfolio has not commenced operations as of December 31, 2003. Performance data may be shown for the period from the commencement of Policy sales, which is when the separate account will commence operations.

                         ILLUSTRATION OF DEATH BENEFITS,
                     POLICY VALUES AND CASH SURRENDER VALUES

The following tables illustrate how values under a Policy change with the investment experience of the Portfolios. The tables illustrate how the Death Benefits, Policy Values and Cash Surrender Values of a Policy issued to an Insured of a given age and underwriting risk classification would vary over an extended period of time if the hypothetical gross investment rates of return on the assets held in the Investment Divisions of the Separate Account were a uniform annual rate of 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12%, but fluctuates over and under those averages throughout the years, the Death Benefits, Policy Values, and Cash Surrender Values may be different.

The amounts shown for the Death Benefit, Policy Value, and Cash Surrender Value as of each Policy Anniversary reflect the fact that the net investment returns on the assets held in the Investment Divisions are lower than the gross after-tax returns on the Portfolios, as a result of the expenses paid by the Portfolios and the charges deducted from the Investment Divisions. The net investment returns reflect the deduction of the Portfolio investment management fees and other Portfolio expenses at an annual effective rate of 0.70%, which is the arithmetic average of the actual and estimated fees and expenses for all of the Portfolios. The gross annual investment rates of 0%, 6% and 12% correspond to net annual investment rates of return of -1.688%, 4.252% and 10.193% respectively, on a guaranteed basis, and -1.590%, 4.357% and 10.303%, respectively, on a current basis during years one through ten, -0.948%, 5.037% and 11.022% respectively, on a current basis during years eleven through twenty, and -0.700%, 5.300% and 11.300%, respectively, on a current basis during years twenty-one and thereafter.

The tables illustrate the Death Benefits, Policy Values, and Cash Surrender Values that would result based upon the hypothetical investment rates of return if no payments other than the specified annual premium payments are made, if all premium payments are allocated to the Separate Account, and if no policy loans are taken. The tables also assume that no partial surrenders, transfers, or changes in the Specified Death Benefit or death benefit option are made.

Values are shown for Policies issued to preferred non-tobacco class Insureds. Values for Policies issued on a basis involving higher mortality risk would result in lower Death Benefits, Policy Values, and Cash Surrender Values than those illustrated. Females generally have a more favorable cost of insurance rate structure than males and non-tobacco class Insureds generally have a more favorable cost of insurance rate than tobacco class Insureds.

The amounts shown in the tables also reflect all charges deducted under the Policy based on the assumptions described herein and in the tables. These charges include a sales charge, premium tax charge, and federal (DAC) tax charge, which are deducted from each premium; a daily mortality and expense risk charge, which is deducted from the assets of the Investment Divisions; and a monthly policy fee, monthly administrative charge, and monthly cost of insurance charge, which are deducted from Policy Value. The sales charge is currently 6% of Target Premium for the first five Policy Years and 4% thereafter. The current sales charge is 6% for years 1-5 and 4% for years 6+ (up to the Target Premium). The sales charge is currently 2% of premium in excess of the Target Premium for issue ages 70 and older in years 1-3 only. The sales charge is guaranteed not to exceed 6% of all premium. The premium tax charge and federal (DAC) tax charge are 2% and 1.5% of each premium, respectively. The mortality and expense risk charge is currently equivalent to an annual effective rate of 0.90% and 0.25% for Policy Years 1-10 and 11-20, respectively, and 0.00% thereafter. This charge is guaranteed not to exceed 1.00% in all Policy Years. The monthly policy fee is $15 per month for the first three Policy Years and $7.50 per month thereafter. The monthly administrative fee is $0.07 per month per $1,000 of Specified Death Benefit for Policy Years 1-10 and $0.01 per month per $1,000 thereafter. This charge is assessed on up to $2 million of Specified Death Benefit. The monthly cost of insurance charge varies with the amount of insurance coverage and the age, sex and underwriting risk classification of the Insured. Cash Surrender Values reflect any applicable Surrender Charges.

The hypothetical values shown in the tables do not reflect any charges for federal, state or other income against the Separate Account, since we are not currently making this charge. However, if such a charge is made in the future, a higher gross annual investment rate of return than illustrated would be needed to produce the net after tax returns shown in the tables. The tables also do not reflect the deduction of the cost of any optional rider.

Upon request, we will furnish a comparable illustration based on the proposed Insured's age, sex and underwriting risk classification, Specified Death Benefit, death benefit option, proposed amount and frequency of premium payments, and any available riders requested.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
                 Flexible Premium Variable Life Insurance Policy
                     Male Preferred Non-tobacco Issue Age 45
                            $5,558.00 Annual Premium
            $350,000 Specified Death Benefit (Death Benefit Option A)
                           GUARANTEED MAXIMUM CHARGES

          ---------------------------------- --------------------------------- ---------------------------------------
          0% Hypothetical Gross Investment        6% Hypothetical Gross          12% Hypothetical Gross Investment
                       Return                       Investment Return                          Return
                    (-1.688% Net)                      (4.252% Net)                        (10.193% Net)
          ---------------------------------- --------------------------------- ---------------------------------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------


 Policy    Policy      Cash        Death      Policy      Cash        Death      Policy         Cash         Death
  Year     Value     Surrender    Benefit     Value     Surrender    Benefit      Value      Surrender      Benefit
                       Value                              Value                                Value
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   1         2,917            0     350,000     3,150            0    350,000        3,385             0      350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   2         5,671          729     350,000     6,319        1,377    350,000        6,997         2,055      350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   3         8,256        3,934     350,000     9,499        5,177    350,000       10,854         6,532      350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   4        10,760        7,053     350,000    12,779        9,073    350,000       15,073        11,367      350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   5        13,078        9,991     350,000    16,058       12,971    350,000       19,585        16,498      350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   6        15,205       12,734     350,000    19,328       16,857    350,000       24,414        21,943      350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   7        17,116       15,265     350,000    22,561       20,709    350,000       29,572        27,720      350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   8        18,791       17,556     350,000    25,736       24,501    350,000       35,075        33,839      350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   9        20,205       19,589     350,000    28,826       28,210    350,000       40,941        40,325      350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   10       21,330       21,330     350,000    31,797       31,797    350,000       47,187        47,187      350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   11       22,401       22,401     350,000    34,887       34,887    350,000       54,114        54,114      350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   12       23,142       23,142     350,000    37,824       37,824    350,000       61,523        61,523      350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   13       23,545       23,545     350,000    40,592       40,592    350,000       69,470        69,470      350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   14       23,587       23,587     350,000    43,165       43,165    350,000       78,015        78,015      350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   15       23,244       23,244     350,000    45,513       45,513    350,000       87,226        87,226      350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   16       22,473       22,473     350,000    47,586       47,586    350,000       97,168        97,168      350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   17       21,222       21,222     350,000    49,328       49,328    350,000      107,917       107,917      350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   18       19,424       19,424     350,000    50,663       50,663    350,000      119,556       119,556      350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   19       16,997       16,997     350,000    51,501       51,501    350,000      132,184       132,184      350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   20       13,858       13,858     350,000    51,747       51,747    350,000      145,927       145,927      350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   25        **         **           **        40,296       40,296    350,000      238,772       238,772      350,000
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   30        **         **           **         **         **          **          404,666       404,666      432,992
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   35        **         **           **         **         **          **          677,736       677,736      711,623
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   40        **         **           **         **         **          **        1,101,255     1,101,255    1,156,317
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   45        **         **           **         **         **          **        1,739,633     1,739,633    1,826,615
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   50        **         **           **         **         **          **        2,753,912     2,753,912    2,781,451
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------
   55        **         **           **         **         **          **        4,507,269     4,507,269    4,507,269
--------- --------- ------------ ----------- --------- ------------ ---------- ------------ ------------- ------------

Assumptions:
1. Premium shown is paid at the beginning of each Policy Year. Values would differ if Premiums were paid with a different frequency or in different amounts.
2.   No policy loans or partial surrenders have been taken.
3. Illustrated values reflect guaranteed expenses and guaranteed cost of insurance charges.
4. Policy values will vary from those illustrated if actual rates differ from those assumed.
5. The Death Benefits shown comply with Section 7702 of the Internal Revenue Code (as amended) based on the Guideline Premium Test.
6. When the Cash Surrender Value is zero, the Policy might lapse unless sufficient additional premium is paid within the Grace Period.


The hypothetical gross investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and the investment experience of the Portfolios. The Policy Value, Cash Surrender Value and Death Benefit for a Policy would be different from those shown if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years but also fluctuated above or below those averages for individual Policy Years. No representation can be made by Jackson of NY or any Portfolio that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
                 Flexible Premium Variable Life Insurance Policy
                     Male Preferred Non-tobacco Issue Age 45
                            $5,558.00 Annual Premium
            $350,000 Specified Death Benefit (Death Benefit Option A)
                                 CURRENT CHARGES

           ---------------------------------- ----------------------------------------- --------------------------------------------
           0% Hypothetical Gross Investment   6% Hypothetical Gross Investment Return     12% Hypothetical Gross Investment Return
                        Return

           ---------------------------------- ----------------------------------------- --------------------------------------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

 Policy     Policy       Cash        Death       Policy         Cash          Death        Policy      Cash Surrender      Death
  Year       Value     Surrender    Benefit      Value        Surrender      Benefit        Value          Value          Benefit
                         Value                                  Value
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
    1          3,977            0    350,000         4,245              0      350,000          4,513               0        350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
    2          7,815        2,873    350,000         8,596          3,654      350,000          9,411           4,469        350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
    3         11,534        7,211    350,000        13,080          8,757      350,000         14,756          10,433        350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
    4         15,290       11,584    350,000        17,859         14,153      350,000         20,757          17,051        350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
    5         18,994       15,907    350,000        22,857         19,770      350,000         27,390          24,303        350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
    6         22,752       20,281    350,000        28,195         25,724      350,000         34,839          32,368        350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
    7         26,428       24,577    350,000        33,747         31,895      350,000         43,042          41,191        350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
    8         30,048       28,813    350,000        39,547         38,311      350,000         52,103          50,868        350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
    9         33,613       32,997    350,000        45,607         44,991      350,000         62,113          61,497        350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   10         37,112       37,112    350,000        51,928         51,928      350,000         73,161          73,161        350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   11         41,042       41,042    350,000        59,144         59,144      350,000         86,165          86,165        350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   12         44,803       44,803    350,000        66,605         66,605      350,000        100,508         100,508        350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   13         48,381       48,381    350,000        74,313         74,313      350,000        116,342         116,342        350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   14         51,789       51,789    350,000        82,297         82,297      350,000        133,860         133,860        350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   15         55,028       55,028    350,000        90,578         90,578      350,000        153,270         153,270        350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   16         58,196       58,196    350,000        99,265         99,265      350,000        174,875         174,875        350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   17         61,224       61,224    350,000       108,321        108,321      350,000        198,893         198,893        350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   18         64,105       64,105    350,000       117,766        117,766      350,000        225,620         225,620        350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   19         66,902       66,902    350,000       127,680        127,680      350,000        255,422         255,422        350,000
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   20         69,618       69,618    350,000       138,097        138,097      350,000        288,673         288,673        352,577
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   25         81,758       81,758    350,000       200,523        200,523      350,000        524,620         524,620        608,559
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   30         88,736       88,736    350,000       282,046        282,046      350,000        925,574         925,574        990,364
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   35         85,570       85,570    350,000       391,436        391,436      411,008      1,608,449       1,608,449      1,688,872
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   40         61,953       61,953    350,000       531,887        531,887      558,482      2,759,957       2,759,957      2,897,955
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   45         **          **          **           707,809        707,809      743,199      4,681,134       4,681,134      4,915,191
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   50         **          **          **           933,741        933,741      943,078      7,927,379       7,927,379      8,006,653
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------
   55         **          **          **         1,238,177      1,238,177    1,238,177     13,574,561      13,574,561     13,574,561
---------- ---------- ------------ ---------- ------------- -------------- ------------ -------------- --------------- -------------

Assumptions:
1. Premium shown is paid at the beginning of each Policy Year. Values would differ if Premiums were paid with a different frequency or in different amounts.
2.   No policy loans or partial surrenders have been taken.
3. Illustrated values reflect current expenses and current cost of insurance charges, which are subject to change.
4. Policy values will vary from those illustrated if actual rates differ from those assumed.
5. The Death Benefits shown comply with Section 7702 of the Internal Revenue Code (as amended) based on the Guideline Premium Test.
6. When the Cash Surrender Value is zero, the Policy might lapse unless sufficient additional premium is paid within the Grace Period.
7. The gross annual investment rates of 0%, 6% and 12% correspond to net annual investment rates of return of -1.590%, 4.357% and 10.303%, respectively, during years one through ten, -0.948%, 5.037% and 11.022% respectively, during years eleven through twenty, and -0.700%, 5.300% and 11.300%, respectively, during years twenty-one and thereafter.

The hypothetical gross investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and the investment experience of the Portfolios. The Policy Value, Cash Surrender Value and Death Benefit for a Policy would be different from those shown if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years but also fluctuated above or below those averages for individual Policy Years. No representation can be made by Jackson of NY or any Portfolio that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                              FINANCIAL STATEMENTS


In the pages that follow are the financial statements of the Separate Account as of December 31, 2006 and Jackson of NY as of December 31, 2006, 2005, and 2004, and the accompanying Independent Registered Public Accounting Firm's Reports. The financial statements of Jackson National Life of NY included herein should be considered only as bearing upon the ability of Jackson National Life of NY to meet its obligations under the Policies. Jackson National Life of NY's financial statements do not bear on the investment experience of the assets held in the Separate Account.

                           JNLNY Separate Account IV


                                [GRAPHIC OMITTED]





                              Financial Statements

                                December 31, 2006


JNLNY SEPARATE ACCOUNT IV
Statements of Assets and Liabilities
DECEMBER 31, 2006


                                                  JNL/              JNL/AIM           JNL/                 JNL/
                                              AIM Large Cap       Real Estate      AIM Small Cap        Alger Growth
                                             Growth Portfolio      Portfolio       Growth Portfolio      Portfolio
                                            ------------------   -------------     ----------------   --------------
ASSETS
Investments, at value (A)                       $ 1,430               $ 5,757          $ 8,672              $ 2,458
Receivables:
   Investment securities sold                         -                    10                -                    -
   Sub-account units sold                             -                    30                -                    -
                                            ------------          ------------     ------------         ------------
TOTAL ASSETS                                      1,430                 5,797            8,672                2,458
                                            ------------          ------------     ------------         ------------

LIABILITIES
Payables:
   Investment securities purchased                    -                    30                -                    -
   Sub-account units redeemed                         -                    10                -                    -
   Insurance fees due to Jackson National
     of New York                                      -                     -                -                    -
                                            ------------          ------------     ------------         ------------
                                            ------------          ------------     ------------         ------------
 TOTAL LIABILITIES                                    -                    40                -                    -
                                            ------------          ------------     ------------         ------------
 NET ASSETS (NOTE 5)                            $ 1,430               $ 5,757          $ 8,672              $ 2,458
-------------------------------------       ============          ============     ============         ============



(A)  INVESTMENT SHARES                              106                   364              604                  134
       INVESTMENTS AT COST                      $ 1,298               $ 5,225          $ 7,866              $ 2,258



                                                                                                                        JNL/Franklin
                                                                  JNL/Eagle            JNL/FMR          JNL/FMR         Templeton
                                            JNL/Eagle Core        SmallCap            Balanced       Mid-Cap Equity       Income
                                            Equity Portfolio    Equity Portfolio      Portfolio        Portfolio        Portfolio
                                            ---------------     --------------       ------------    --------------    -------------
ASSETS
Investments, at value (A)                             $ 10            $ 6,638            $ 1,088           $ 3,573              $ -
Receivables:
   Investment securities sold                            -                  -                  -                 -                -
   Sub-account units sold                                -                  -                  -                 -                -
                                            ---------------     --------------       ------------    --------------    -------------
TOTAL ASSETS                                            10              6,638              1,088             3,573                -
                                            ---------------     --------------       ------------    --------------    -------------

LIABILITIES
Payables:
   Investment securities purchased                       -                  -                  -                 -                -
   Sub-account units redeemed                            -                  -                  -                 -                -
   Insurance fees due to Jackson National
     of New York                                         -                  -                  -                 -                -
                                            ---------------     --------------       ------------    --------------    -------------
                                            ---------------     --------------       ------------    --------------    -------------
 TOTAL LIABILITIES                                       -                  -                  -                 -                -
                                            ---------------     --------------       ------------    --------------    -------------
 NET ASSETS (NOTE 5)                                  $ 10            $ 6,638            $ 1,088           $ 3,573              $ -
-------------------------------------       ===============     ==============       ============    ==============    =============



(A)  INVESTMENT SHARES                                   1                297                 90               191                -
       INVESTMENTS AT COST                             $ 9            $ 6,265            $ 1,019           $ 3,241              $ -




                                                     JNL/Franklin
                                                     Templeton
                                                     Small Cap
                                                   Value Portfolio
                                                   ---------------
ASSETS
Investments, at value (A)                                 $ 3,264
Receivables:
   Investment securities sold                                   -
   Sub-account units sold                                       -
                                                   ---------------
TOTAL ASSETS                                                3,264
                                                   ---------------

LIABILITIES
Payables:
   Investment securities purchased                              -
   Sub-account units redeemed                                   -
   Insurance fees due to Jackson National
     of New York                                                -
                                                   ---------------
                                                   ---------------
 TOTAL LIABILITIES                                              -
                                                   ---------------
 NET ASSETS (NOTE 5)                                      $ 3,264
-------------------------------------              ===============



(A)  INVESTMENT SHARES                                        253
       INVESTMENTS AT COST                                $ 3,054



                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                                                  JNL/Goldman
                                             JNL/Goldman             Sachs            JNL/JPMorgan          JNL/JPMorgan
                                            Sachs Mid Cap       Short Duration        International        International
                                           Value Portfolio      Bond Portfolio       Equity Portfolio     Value Portfolio
                                           ----------------     ----------------     ----------------     -----------------
ASSETS
Investments, at value (A)                              $ -                  $ -              $ 5,169               $ 4,169
Receivables:
   Investment securities sold                            -                    -                    -                     -
   Sub-account units sold                                -                    -                    -                     -
                                           ----------------     ----------------     ----------------     -----------------
TOTAL ASSETS                                             -                    -                5,169                 4,169
                                           ----------------     ----------------     ----------------     -----------------

LIABILITIES
Payables:
   Investment securities purchased                       -                    -                    -                     -
   Sub-account units redeemed                            -                    -                    -                     -
   Insurance fees due to Jackson National
     of New York                                         -                    -                    -                     -
                                           ----------------     ----------------     ----------------     -----------------
                                           ----------------     ----------------     ----------------     -----------------
 TOTAL LIABILITIES                                       -                    -                    -                     -
                                           ----------------     ----------------     ----------------     -----------------
 NET ASSETS (NOTE 5)                                   $ -                  $ -              $ 5,169               $ 4,169
-----------------------------------        ================     ================     ================     =================



(A)  INVESTMENT SHARES                                   -                    -                  349                   293
       INVESTMENTS AT COST                             $ -                  $ -              $ 4,691               $ 3,825


                                             JNL/Lazard           JNL/Lazard           JNL/Lazard             JNL/MCM
                                           Emerging Markets         Mid Cap             Small Cap                25
                                              Portfolio         Value Portfolio      Value Portfolio         Portfolio
                                           ----------------     ----------------     ----------------     -----------------
ASSETS
Investments, at value (A)                            $ 367             $ 16,204             $ 21,285                   $ -
Receivables:
   Investment securities sold                           20                    -                    1                     -
   Sub-account units sold                               60                    -                    -                     -
                                           ----------------     ----------------     ----------------     -----------------
TOTAL ASSETS                                           447               16,204               21,286                     -
                                           ----------------     ----------------     ----------------     -----------------

LIABILITIES
Payables:
   Investment securities purchased                      60                    -                    -                     -
   Sub-account units redeemed                           20                    -                    -                     -
   Insurance fees due to Jackson National
     of New York                                         -                    -                    1                     -
                                           ----------------     ----------------     ----------------     -----------------
                                           ----------------     ----------------     ----------------     -----------------
 TOTAL LIABILITIES                                      80                    -                    1                     -
                                           ----------------     ----------------     ----------------     -----------------
 NET ASSETS (NOTE 5)                                 $ 367             $ 16,204             $ 21,285                   $ -
-----------------------------------        ================     ================     ================     =================



(A)  INVESTMENT SHARES                                  33                1,138                1,719                     -
       INVESTMENTS AT COST                           $ 329             $ 16,320             $ 22,958                   $ -



                                               JNL/MCM              JNL/MCM
                                             Bond Index         Communications
                                              Portfolio         Sector Portfolio
                                           ----------------     ----------------
ASSETS
Investments, at value (A)                              $ 9                 $ 58
Receivables:
   Investment securities sold                            -                    -
   Sub-account units sold                                -                    -
                                           ----------------     ----------------
TOTAL ASSETS                                             9                   58
                                           ----------------     ----------------

LIABILITIES
Payables:
   Investment securities purchased                       -                    -
   Sub-account units redeemed                            -                    -
   Insurance fees due to Jackson National
     of New York                                         -                    -
                                           ----------------     ----------------
                                           ----------------     ----------------
 TOTAL LIABILITIES                                       -                    -
                                           ----------------     ----------------
 NET ASSETS (NOTE 5)                                   $ 9                 $ 58
-----------------------------------        ================     ================



(A)  INVESTMENT SHARES                                   1                   10
       INVESTMENTS AT COST                             $ 8                 $ 54

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT IV
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                                                          JNL/MCM
                                                     JNL/MCM             Enhanced              JNL/MCM              JNL/MCM
                                                 Consumer Brands       S&P 500 Stock       Financial Sector        Healthcare
                                                 Sector Portfolio     Index Portfolio         Portfolio         Sector Portfolio
                                                 ----------------     ----------------     -----------------    -----------------
ASSETS
Investments, at value (A)                                    $ -              $ 1,415                 $ 757              $ 2,673
Receivables:
   Investment securities sold                                  -                    -                    10
   Sub-account units sold                                      -                    -                    30
                                                 ----------------     ----------------     -----------------    -----------------
TOTAL ASSETS                                                   -                1,415                   797                2,673
                                                 ----------------     ----------------     -----------------    -----------------

LIABILITIES
Payables:
   Investment securities purchased                             -                    -                    30                    -
   Sub-account units redeemed                                  -                    -                    10                    -
   Insurance fees due to Jackson National
     of New York                                               -                    -                                          -
                                                 ----------------     ----------------     -----------------    -----------------
                                                 ----------------     ----------------     -----------------    -----------------
 TOTAL LIABILITIES                                             -                    -                    40                    -
                                                 ----------------     ----------------     -----------------    -----------------
 NET ASSETS (NOTE 5)                                         $ -              $ 1,415                 $ 757              $ 2,673
---------------------------------------          ================     ================     =================    =================



(A)  INVESTMENT SHARES                                         -                  160                    48                  207
       INVESTMENTS AT COST                                   $ -              $ 1,413                 $ 676              $ 2,593




                                                       JNL/MCM              JNL/MCM              JNL/MCM              JNL/MCM
                                                    International            JNL 5            JNL Optimized       Oil & Gas Sector
                                                   Index Portfolio         Portfolio           5 Portfolio        Sector Portfolio
                                                   ----------------     ----------------     -----------------    -----------------
ASSETS
Investments, at value (A)                                  $ 8,322            $ 273,205                   $ -             $ 20,627
Receivables:
   Investment securities sold                                   10                    7                     -                   15
   Sub-account units sold                                       30                    -                     -                   45
                                                   ----------------     ----------------     -----------------    -----------------
TOTAL ASSETS                                                 8,362              273,212                     -               20,687
                                                   ----------------     ----------------     -----------------    -----------------

LIABILITIES
Payables:
   Investment securities purchased                              30                    -                     -                   45
   Sub-account units redeemed                                   10                    -                     -                   15
   Insurance fees due to Jackson National
     of New York                                                 -                    7                     -                    -
                                                   ----------------     ----------------     -----------------    -----------------
                                                   ----------------     ----------------     -----------------    -----------------
 TOTAL LIABILITIES                                              40                    7                     -                   60
                                                   ----------------     ----------------     -----------------    -----------------
 NET ASSETS (NOTE 5)                                       $ 8,322            $ 273,205                   $ -             $ 20,627
---------------------------------------            ================     ================     =================    =================



(A)  INVESTMENT SHARES                                         493               19,039                     -                  706
       INVESTMENTS AT COST                                 $ 7,441            $ 223,287                   $ -             $ 20,311



                                                         JNL/MCM              JNL/MCM
                                                     S&P 400 MidCap           S&P 500
                                                     Index Portfolio      Index Portfolio
                                                     ----------------     ----------------
ASSETS
Investments, at value (A)                                    $ 8,606             $ 29,564
Receivables:
   Investment securities sold                                      -                    1
   Sub-account units sold                                          -                    -
                                                     ----------------     ----------------
TOTAL ASSETS                                                   8,606               29,565
                                                     ----------------     ----------------

LIABILITIES
Payables:
   Investment securities purchased                                 -                    -
   Sub-account units redeemed                                      -                    -
   Insurance fees due to Jackson National
     of New York                                                   -                    1
                                                     ----------------     ----------------
                                                     ----------------     ----------------
 TOTAL LIABILITIES                                                 -                    1
                                                     ----------------     ----------------
 NET ASSETS (NOTE 5)                                         $ 8,606             $ 29,564
---------------------------------------              ================     ================



(A)  INVESTMENT SHARES                                           571                2,409
       INVESTMENTS AT COST                                   $ 8,356             $ 25,622


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT IV
Statements of Assets and Liabilities
DECEMBER 31, 2006


                                                JNL/MCM              JNL/MCM              JNL/MCM               JNL/MCM
                                            Select Small-Cap        Small Cap            Technology               VIP
                                               Portfolio         Index Portfolio      Sector Portfolio         Portfolio
                                            ----------------     -----------------    -----------------     ----------------
ASSETS
Investments, at value (A)                             $ 171                 $ 710              $ 1,412             $ 95,779
Receivables:
   Investment securities sold                             9                     -                    5                    2
   Sub-account units sold                                30                     -                   15                    -
                                            ----------------     -----------------    -----------------     ----------------
TOTAL ASSETS                                            210                   710                1,432               95,781
                                            ----------------     -----------------    -----------------     ----------------

LIABILITIES
Payables:
   Investment securities purchased                       30                     -                   15                    -
   Sub-account units redeemed                             9                     -                    5                    -
   Insurance fees due to Jackson National
     of New York                                          -                     -                    -                    2
                                                                 -----------------    -----------------     ----------------
                                            ----------------     -----------------    -----------------     ----------------
 TOTAL LIABILITIES                                       39                     -                   20                    2
                                            ----------------     -----------------    -----------------     ----------------
 NET ASSETS (NOTE 5)                                  $ 171                 $ 710              $ 1,412             $ 95,779
------------------------------------        ================     =================    =================     ================



(A)  INVESTMENT SHARES                                    7                    48                  205                7,037
       INVESTMENTS AT COST                            $ 163                 $ 699              $ 1,278             $ 85,284


                                            JNL/Oppenheimer            JNL/              JNL/PIMCO
                                             Global Growth         Oppenheimer          Total Return          JNL/Putnam
                                               Portfolio         Growth Portfolio      Bond Portfolio       Equity Portfolio
                                            ----------------     -----------------    -----------------     ----------------
ASSETS
Investments, at value (A)                          $ 34,345                 $ 624              $ 1,754                $ 727
Receivables:
   Investment securities sold                             1                     -                    -                    -
   Sub-account units sold                                 -                     -                    -                    -
                                            ----------------     -----------------    -----------------     ----------------
TOTAL ASSETS                                         34,346                   624                1,754                  727
                                            ----------------     -----------------    -----------------     ----------------

LIABILITIES
Payables:
   Investment securities purchased                        -                     -                    -                    -
   Sub-account units redeemed                             -                     -                    -                    -
   Insurance fees due to Jackson National
     of New York                                          1                     -                    -                    -
                                            ----------------     -----------------    -----------------     ----------------
                                            ----------------     -----------------    -----------------     ----------------
 TOTAL LIABILITIES                                        1                     -                    -                    -
                                            ----------------     -----------------    -----------------     ----------------
 NET ASSETS (NOTE 5)                               $ 34,345                 $ 624              $ 1,754                $ 727
------------------------------------        ================     =================    =================     ================



(A)  INVESTMENT SHARES                                2,237                    63                  144                   32
       INVESTMENTS AT COST                         $ 27,111                 $ 565              $ 1,730                $ 659


                                              JNL/Putnam            JNL/Putnam
                                                Midcap                Value
                                            Growth Portfolio     Equity Portfolio
                                            ----------------     -----------------
ASSETS
Investments, at value (A)                           $ 1,785                   $ -
Receivables:
   Investment securities sold                             -                     -
   Sub-account units sold                                 -                     -
                                            ----------------     -----------------
TOTAL ASSETS                                          1,785                     -
                                            ----------------     -----------------

LIABILITIES
Payables:
   Investment securities purchased                        -                     -
   Sub-account units redeemed                             -                     -
   Insurance fees due to Jackson National
     of New York                                          -                     -
                                            ----------------     -----------------
                                            ----------------     -----------------
 TOTAL LIABILITIES                                        -                     -
                                            ----------------     -----------------
 NET ASSETS (NOTE 5)                                $ 1,785                   $ -
------------------------------------        ================     =================



(A)  INVESTMENT SHARES                                  185                     -
       INVESTMENTS AT COST                          $ 1,710                   $ -

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT IV
Statements of Assets and Liabilities
DECEMBER 31, 2006


                                             JNL/Select       JNL/Select       JNL/Select        JNL/Select       JNL/Select
                                              Balanced        Global Growth     Large Cap       Money Market        Value
                                             Portfolio         Portfolio        Portfolio        Portfolio        Portfolio
                                            -------------     ------------     ------------     ------------     ------------
ASSETS
Investments, at value (A)                        $ 1,023          $ 2,945              $ -            $ 841             $ 55
Receivables:
   Investment securities sold                          -               10                -                -                -
   Sub-account units sold                              -               30                -                -                -
                                            -------------     ------------     ------------     ------------     ------------
TOTAL ASSETS                                       1,023            2,985                -              841               55
                                            -------------     ------------     ------------     ------------     ------------

LIABILITIES
Payables:
   Investment securities purchased                     -               30                -                -                -
   Sub-account units redeemed                          -               10                -                -                -
   Insurance fees due to Jackson National
     of New York                                       -                -                -                -                -
                                            -------------     ------------     ------------     ------------     ------------
                                            -------------     ------------     ------------     ------------     ------------
 TOTAL LIABILITIES                                     -               40                -                -                -
                                            -------------     ------------     ------------     ------------     ------------
 NET ASSETS (NOTE 5)                             $ 1,023          $ 2,945              $ -            $ 841             $ 55
-----------------------------------         =============     ============     ============     ============     ============



(A)  INVESTMENT SHARES                                59              132                -              841                3
       INVESTMENTS AT COST                         $ 975          $ 2,755              $ -            $ 841             $ 54








                                             JNL/T. Rowe       JNL/T. Rowe             JNL/          JNL/Western      JNL/Western
                                           Price Established   Price Mid-Cap       T. Rowe Price     High Yield        Strategic
                                           Growth Portfolio    Growth Portfolio    Value Portfolio    Bond Portfolio  Bond Portfolio
                                           -----------------   -----------------   -------------     ------------     ------------
ASSETS
Investments, at value (A)                      $ 26,820            $ 14,717               $ 791          $ 3,814          $ 2,831
Receivables:
   Investment securities sold                        10                   -                   -                -              102
   Sub-account units sold                            30                   -                   -                -                -
                                           -------------       -------------       -------------     ------------     ------------
TOTAL ASSETS                                     26,860              14,717                 791            3,814            2,933
                                           -------------       -------------       -------------     ------------     ------------

LIABILITIES
Payables:
   Investment securities purchased                   30                   -                   -                -                -
   Sub-account units redeemed                         9                   -                   -                -              102
   Insurance fees due to Jackson National
     of New York                                      1                   -                   -                -                -
                                           -------------       -------------       -------------     ------------     ------------
                                           -------------       -------------       -------------     ------------     ------------
 TOTAL LIABILITIES                                   40                   -                   -                -              102
                                           -------------       -------------       -------------     ------------     ------------
 NET ASSETS (NOTE 5)                           $ 26,820            $ 14,717               $ 791          $ 3,814          $ 2,831
-----------------------------------        =============       =============       =============     ============     ============



(A)  INVESTMENT SHARES                            1,217                 502                  50              433              235
       INVESTMENTS AT COST                     $ 21,604            $ 14,110               $ 728          $ 3,731          $ 2,798


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                                   JNL/Western
                                                 U.S. Government
                                                    & Quality
                                                  Bond Portfolio
                                                 ------------
ASSETS
Investments, at value (A)                            $ 2,197
Receivables:
   Investment securities sold                              -
   Sub-account units sold                                  -
                                                 ------------
TOTAL ASSETS                                           2,197
                                                 ------------

LIABILITIES
Payables:
   Investment securities purchased                         -
   Sub-account units redeemed                              -
   Insurance fees due to Jackson National
     of New York                                           -
                                                 ------------
                                                 ------------
 TOTAL LIABILITIES                                         -
                                                 ------------
 NET ASSETS (NOTE 5)                                 $ 2,197
--------------------------------------           ============



(A)  INVESTMENT SHARES                                   185
       INVESTMENTS AT COST                           $ 2,151

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT IV
Statements of Operations
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                          JNL/               JNL/AIM                JNL/                 JNL/
                                                      AIM Large Cap        Real Estate         AIM Small Cap         Alger Growth
                                                     Growth Portfolio       Portfolio         Growth Portfolio         Portfolio
                                                     ----------------    -----------------    -----------------     ----------------
INVESTMENT INCOME
   Dividends                                                     $ 1                 $ 51                  $ -                  $ 2
                                                     ----------------    -----------------    -----------------     ----------------

EXPENSES
   Insurance charges (Note 3)                                      7                   34                   58                   19
                                                     ----------------    -----------------    -----------------     ----------------
TOTAL EXPENSES                                                     7                   34                   58                   19
                                                     ----------------    -----------------    -----------------     ----------------
                                                     ----------------    -----------------    -----------------     ----------------
NET INVESTMENT INCOME (LOSS)                                      (6)                  17                  (58)                 (17)
                                                     ----------------    -----------------    -----------------     ----------------

REALIZED AND UNREALIZED GAIN Net realized gain on:
   Distributions from investment companies                         -                    9                  675                    -
   Investments                                                     -                  640                   40                   18
Net change in unrealized appreciation
    on investments                                               106                  532                  270                   64
                                                     ----------------    -----------------    -----------------     ----------------
NET REALIZED AND UNREALIZED GAIN                                 106                1,181                  985                   82
                                                     ----------------    -----------------    -----------------     ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                             $ 100              $ 1,198                $ 927                 $ 65
-----------------------------------                  ================    =================    =================     ================


                                                                            JNL/Eagle             JNL/FMR               JNL/FMR
                                                     JNL/Eagle Core          SmallCap             Balanced          Mid-Cap Equity
                                                     Equity Portfolio    Equity Portfolio        Portfolio             Portfolio
                                                     ----------------    -----------------    -----------------     ----------------
INVESTMENT INCOME
   Dividends                                                     $ -                  $ -                  $ 9                  $ -
                                                     ----------------    -----------------    -----------------     ----------------

EXPENSES
   Insurance charges (Note 3)                                      -                   38                    7                   14
                                                     ----------------    -----------------    -----------------     ----------------
TOTAL EXPENSES                                                     -                   38                    7                   14
                                                     ----------------    -----------------    -----------------     ----------------
                                                     ----------------    -----------------    -----------------     ----------------
NET INVESTMENT INCOME (LOSS)                                       -                  (38)                   2                  (14)
                                                     ----------------    -----------------    -----------------     ----------------

REALIZED AND UNREALIZED GAIN Net realized gain on:
   Distributions from investment companies                         -                  535                   17                    -
   Investments                                                     1                  112                                         1
Net change in unrealized appreciation
    on investments                                                 1                  221                   53                  332
                                                     ----------------    -----------------    -----------------     ----------------
NET REALIZED AND UNREALIZED GAIN                                   2                  868                   70                  333
                                                     ----------------    -----------------    -----------------     ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                               $ 2                $ 830                 $ 72                $ 319
-----------------------------------                  ================    =================    =================     ================


                                                      JNL/Franklin         JNL/Franklin
                                                        Templeton            Templeton
                                                         Income              Small Cap
                                                      Portfolio (a)       Value Portfolio
                                                     ----------------     -----------------
INVESTMENT INCOME
   Dividends                                                     $ -                  $ 32
                                                     ----------------     -----------------

EXPENSES
   Insurance charges (Note 3)                                      -                    13
                                                     ----------------     -----------------
TOTAL EXPENSES                                                     -                    13
                                                     ----------------     -----------------
                                                     ----------------     -----------------
NET INVESTMENT INCOME (LOSS)                                       -                    19
                                                     ----------------     -----------------

REALIZED AND UNREALIZED GAIN Net realized gain on:
   Distributions from investment companies                         -                     -
   Investments                                                     -                    64
Net change in unrealized appreciation
    on investments                                                 -                   210
                                                     ----------------     -----------------
NET REALIZED AND UNREALIZED GAIN                                   -                   274
                                                     ----------------     -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                               $ -                 $ 293
-----------------------------------                  ================     =================

(a) Commencement of operations May 1, 2006.

                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT IV
Statements of Operations
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                    JNL/Goldman
                                               JNL/Goldman             Sachs             JNL/JPMorgan         JNL/JPMorgan
                                              Sachs Mid Cap        Short Duration        International        International
                                             Value Portfolio      Bond Portfolio (a)    Equity Portfolio     Value Portfolio
                                             -----------------    -----------------     ----------------     ----------------
INVESTMENT INCOME
   Dividends                                              $ -                  $ -                 $ 12                 $ 68
                                             -----------------    -----------------     ----------------     ----------------

EXPENSES
   Insurance charges (Note 3)                               -                    -                   20                   43
                                             -----------------    -----------------     ----------------     ----------------
TOTAL EXPENSES                                              -                    -                   20                   43
                                             -----------------    -----------------     ----------------     ----------------
                                             -----------------    -----------------     ----------------     ----------------
NET INVESTMENT INCOME (LOSS)                                -                    -                   (8)                  25
                                             -----------------    -----------------     ----------------     ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -                    -                    -                   48
   Investments                                              -                    -                   84                  700
Net change in unrealized appreciation
   (depreciation) on investments                            -                    -                  423                  198
                                             -----------------    -----------------     ----------------     ----------------
NET REALIZED AND UNREALIZED GAIN                            -                    -                  507                  946
                                             -----------------    -----------------     ----------------     ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        $ -                  $ -                $ 499                $ 971
-----------------------------------          =================    =================     ================     ================




                                                JNL/Lazard           JNL/Lazard           JNL/Lazard             JNL/MCM
                                             Emerging Markets         Mid Cap              Small Cap               25
                                              Portfolio (a)       Value Portfolio       Value Portfolio       Portfolio (a)
                                             -----------------    -----------------     ----------------     ----------------
INVESTMENT INCOME
   Dividends                                              $ -                $ 395              $ 2,048                  $ -
                                             -----------------    -----------------     ----------------     ----------------

EXPENSES
   Insurance charges (Note 3)                               -                  133                  188                    -
                                             -----------------    -----------------     ----------------     ----------------
TOTAL EXPENSES                                              -                  133                  188                    -
                                             -----------------    -----------------     ----------------     ----------------
                                             -----------------    -----------------     ----------------     ----------------
NET INVESTMENT INCOME (LOSS)                                -                  262                1,860                    -
                                             -----------------    -----------------     ----------------     ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -                1,041                1,681                    -
   Investments                                              5                  (13)                 (40)                   -
Net change in unrealized appreciation
   (depreciation) on investments                           39                  660                 (789)                   -
                                             -----------------    -----------------     ----------------     ----------------
NET REALIZED AND UNREALIZED GAIN                           44                1,688                  852                    -
                                             -----------------    -----------------     ----------------     ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       $ 44              $ 1,950              $ 2,712                  $ -
-----------------------------------          =================    =================     ================     ================


                                                 JNL/MCM              JNL/MCM
                                                Bond Index         Communications
                                                Portfolio         Sector Portfolio
                                             -----------------    -----------------
INVESTMENT INCOME
   Dividends                                              $ -                  $ 1
                                             -----------------    -----------------

EXPENSES
   Insurance charges (Note 3)                               -                    -
                                             -----------------    -----------------
TOTAL EXPENSES                                              -                    -
                                             -----------------    -----------------
                                             -----------------    -----------------
NET INVESTMENT INCOME (LOSS)                                -                    1
                                             -----------------    -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -                    1
   Investments                                              -                    1
Net change in unrealized appreciation
   (depreciation) on investments                            -                    4
                                             -----------------    -----------------
NET REALIZED AND UNREALIZED GAIN                            -                    6
                                             -----------------    -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        $ -                  $ 7
-----------------------------------          =================    =================

(a) Commencement of operations May 1, 2006.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Operations
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                      JNL/MCM
                                                 JNL/MCM              Enhanced              JNL/MCM              JNL/MCM
                                             Consumer Brands       S&P 500 Stock        Financial Sector       Healthcare
                                             Sector Portfolio     Index Portfolio          Portfolio         Sector Portfolio
                                             ----------------     -----------------     ----------------     ----------------
INVESTMENT INCOME
   Dividends                                             $ -                  $ 77                  $ 9                 $ 15
                                             ----------------     -----------------     ----------------     ----------------

EXPENSES
   Insurance charges (Note 3)                              -                    12                    4                   20
                                             ----------------     -----------------     ----------------     ----------------
TOTAL EXPENSES                                             -                    12                    4                   20
                                             ----------------     -----------------     ----------------     ----------------
                                             ----------------     -----------------     ----------------     ----------------
NET INVESTMENT INCOME (LOSS)                               -                    65                    5                   (5)
                                             ----------------     -----------------     ----------------     ----------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companies                 -                    50                    4                   56
   Investments                                             -                    32                   26                   31
Net change in unrealized appreciation
    on investments                                         -                    56                   59                   61
                                             ----------------     -----------------     ----------------     ----------------
NET REALIZED AND UNREALIZED GAIN                           -                   138                   89                  148
                                             ----------------     -----------------     ----------------     ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       $ -                 $ 203                 $ 94                $ 143
-----------------------------------          ================     =================     ================     ================



                                                 JNL/MCM              JNL/MCM               JNL/MCM              JNL/MCM
                                              International            JNL 5             JNL Optimized       Oil & Gas Sector
                                             Index Portfolio         Portfolio          5 Portfolio (a)      Sector Portfolio
                                             ----------------     -----------------     ----------------     ----------------
INVESTMENT INCOME
   Dividends                                            $ 84                 $ 863                  $ -                $ 202
                                             ----------------     -----------------     ----------------     ----------------

EXPENSES
   Insurance charges (Note 3)                             47                 1,888                    -                   74
                                             ----------------     -----------------     ----------------     ----------------
TOTAL EXPENSES                                            47                 1,888                    -                   74
                                             ----------------     -----------------     ----------------     ----------------
                                             ----------------     -----------------     ----------------     ----------------
NET INVESTMENT INCOME (LOSS)                              37                (1,025)                   -                  128
                                             ----------------     -----------------     ----------------     ----------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companies                35                    35                    -                  764
   Investments                                            12                 4,059                    -                   82
Net change in unrealized appreciation
    on investments                                     1,126                34,696                    -                  552
                                             ----------------     -----------------     ----------------     ----------------
NET REALIZED AND UNREALIZED GAIN                       1,173                38,790                    -                1,398
                                             ----------------     -----------------     ----------------     ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   $ 1,210              $ 37,765                  $ -              $ 1,526
-----------------------------------          ================     =================     ================     ================


                                                 JNL/MCM              JNL/MCM
                                             S&P 400 MidCap           S&P 500
                                             Index Portfolio      Index Portfolio
                                             ----------------     -----------------
INVESTMENT INCOME
   Dividends                                            $ 74                 $ 183
                                             ----------------     -----------------

EXPENSES
   Insurance charges (Note 3)                             75                   244
                                             ----------------     -----------------
TOTAL EXPENSES                                            75                   244
                                             ----------------     -----------------
                                             ----------------     -----------------
NET INVESTMENT INCOME (LOSS)                              (1)                  (61)
                                             ----------------     -----------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companies               235                   140
   Investments                                            88                   184
Net change in unrealized appreciation
    on investments                                       179                 3,425
                                             ----------------     -----------------
NET REALIZED AND UNREALIZED GAIN                         502                 3,749
                                             ----------------     -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     $ 501               $ 3,688
-----------------------------------          ================     =================

(a) Commencement of operations May 1, 2006.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT IV
Statements of Operations
 FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                JNL/MCM              JNL/MCM              JNL/MCM               JNL/MCM
                                            Select Small-Cap        Small Cap            Technology               VIP
                                             Portfolio (a)       Index Portfolio      Sector Portfolio         Portfolio
                                            ----------------     -----------------    -----------------     ----------------
INVESTMENT INCOME
   Dividends                                            $ -                   $ 7                  $ 1                $ 427
                                            ----------------     -----------------    -----------------     ----------------

EXPENSES
   Insurance charges (Note 3)                             -                     6                    6                  521
                                            ----------------     -----------------    -----------------     ----------------
TOTAL EXPENSES                                            -                     6                    6                  521
                                            ----------------     -----------------    -----------------     ----------------
                                            ----------------     -----------------    -----------------     ----------------
NET INVESTMENT INCOME (LOSS)                              -                     1                   (5)                 (94)
                                            ----------------     -----------------    -----------------     ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                -                    34                    2                    8
   Investments                                            2                     2                    3                1,538
Net change in unrealized appreciation
   (depreciation) on investments                          8                    11                  133                9,566
                                            ----------------     -----------------    -----------------     ----------------
NET REALIZED AND UNREALIZED GAIN                         10                    47                  138               11,112
                                            ----------------     -----------------    -----------------     ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     $ 10                  $ 48                $ 133             $ 11,018
--------------------------------------      ================     =================    =================     ================




                                            JNL/Oppenheimer            JNL/              JNL/PIMCO
                                             Global Growth         Oppenheimer          Total Return          JNL/Putnam
                                               Portfolio         Growth Portfolio      Bond Portfolio       Equity Portfolio
                                            ----------------     -----------------    -----------------     ----------------
INVESTMENT INCOME
   Dividends                                          $ 115                   $ -                 $ 16                  $ 2
                                            ----------------     -----------------    -----------------     ----------------

EXPENSES
   Insurance charges (Note 3)                           276                     5                   10                    6
                                            ----------------     -----------------    -----------------     ----------------
TOTAL EXPENSES                                          276                     5                   10                    6
                                            ----------------     -----------------    -----------------     ----------------
                                            ----------------     -----------------    -----------------     ----------------
NET INVESTMENT INCOME (LOSS)                           (161)                   (5)                   6                   (4)
                                            ----------------     -----------------    -----------------     ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies            1,083                     -                    -                    -
   Investments                                          395                    72                   (1)                   1
Net change in unrealized appreciation
   (depreciation) on investments                      3,334                   (15)                  40                   68
                                            ----------------     -----------------    -----------------     ----------------
NET REALIZED AND UNREALIZED GAIN                      4,812                    57                   39                   69
                                            ----------------     -----------------    -----------------     ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  $ 4,651                  $ 52                 $ 45                 $ 65
--------------------------------------      ================     =================    =================     ================


                                              JNL/Putnam            JNL/Putnam
                                                Midcap                Value
                                            Growth Portfolio     Equity Portfolio
                                            ----------------     -----------------
INVESTMENT INCOME
   Dividends                                            $ -                   $ -
                                            ----------------     -----------------

EXPENSES
   Insurance charges (Note 3)                            13                     -
                                            ----------------     -----------------
TOTAL EXPENSES                                           13                     -
                                            ----------------     -----------------
                                            ----------------     -----------------
NET INVESTMENT INCOME (LOSS)                            (13)                    -
                                            ----------------     -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                -                     -
   Investments                                           11                     -
Net change in unrealized appreciation
   (depreciation) on investments                         39                     -
                                            ----------------     -----------------
NET REALIZED AND UNREALIZED GAIN                         50                     -
                                            ----------------     -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     $ 37                   $ -
--------------------------------------      ================     =================


(a) Commencement of operations May 1, 2006.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Operations
 FOR THE PERIOD ENDED DECEMBER 31, 2006


                                              JNL/Select          JNL/Select       JNL/Select       JNL/Select       JNL/Select
                                               Balanced          Global Growth     Large Cap        Money Market        Value
                                               Portfolio          Portfolio        Portfolio         Portfolio        Portfolio
                                            ----------------     -------------    -------------     ------------     ------------
INVESTMENT INCOME
   Dividends                                           $ 19               $ 7              $ -             $ 19              $ 1
                                            ----------------     -------------    -------------     ------------     ------------

EXPENSES
   Insurance charges (Note 3)                             6                 8                -                4                -
                                            ----------------     -------------    -------------     ------------     ------------
TOTAL EXPENSES                                            6                 8                -                4                -
                                            ----------------     -------------    -------------     ------------     ------------
                                            ----------------     -------------    -------------     ------------     ------------
NET INVESTMENT INCOME (LOSS)                             13                (1)               -               15                1
                                            ----------------     -------------    -------------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                6                 -                -                -                1
   Investments                                          (20)                3                -                -                1
Net change in unrealized appreciation
   (depreciation) on investments                        100               190                -                -                2
                                            ----------------     -------------    -------------     ------------     ------------
NET REALIZED AND UNREALIZED GAIN                         86               193                -                -                4
                                            ----------------     -------------    -------------     ------------     ------------

NET INCREASE  IN NET ASSETS
   FROM OPERATIONS                                     $ 99             $ 192              $ -             $ 15              $ 5
---------------------------------------     ================     =============    =============     ============     ============



                                              JNL/T. Rowe          JNL/T. Rowe              JNL/              JNL/Western
                                            Price Established     Price Mid-Cap        T. Rowe Price          High Yield
                                            Growth Portfolio     Growth Portfolio     Value Portfolio        Bond Portfolio
                                            ----------------     -----------------    -----------------     ----------------
INVESTMENT INCOME
   Dividends                                           $ 33                 $ 103                  $ 6                 $ 76
                                            ----------------     -----------------    -----------------     ----------------

EXPENSES
   Insurance charges (Note 3)                           222                   123                    7                   26
                                            ----------------     -----------------    -----------------     ----------------
TOTAL EXPENSES                                          222                   123                    7                   26
                                            ----------------     -----------------    -----------------     ----------------
                                            ----------------     -----------------    -----------------     ----------------
NET INVESTMENT INCOME (LOSS)                           (189)                  (20)                  (1)                  50
                                            ----------------     -----------------    -----------------     ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies              208                 1,081                   43                    -
   Investments                                          189                    79                    9                   (2)
Net change in unrealized appreciation
   (depreciation) on investments                      2,871                  (334)                  60                  250
                                            ----------------     -----------------    -----------------     ----------------
NET REALIZED AND UNREALIZED GAIN                      3,268                   826                  112                  248
                                            ----------------     -----------------    -----------------     ----------------

NET INCREASE  IN NET ASSETS
   FROM OPERATIONS                                  $ 3,079                 $ 806                $ 111                $ 298
---------------------------------------     ================     =================    =================     ================


                                              JNL/Western
                                               Strategic
                                            Bond Portfolio
                                            ----------------
INVESTMENT INCOME
   Dividends                                            $ 2
                                            ----------------

EXPENSES
   Insurance charges (Note 3)                            20
                                            ----------------
TOTAL EXPENSES                                           20
                                            ----------------
                                            ----------------
NET INVESTMENT INCOME (LOSS)                            (18)
                                            ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                -
   Investments                                           (2)
Net change in unrealized appreciation
   (depreciation) on investments                        120
                                            ----------------
NET REALIZED AND UNREALIZED GAIN                        118
                                            ----------------

NET INCREASE  IN NET ASSETS
   FROM OPERATIONS                                    $ 100
---------------------------------------     ================

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT IV
Statements of Operations
 FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                JNL/Western
                                              U.S. Government
                                                 & Quality
                                              Bond Portfolio
                                          ------------------------
INVESTMENT INCOME
   Dividends                                                  $ -
                                          ------------------------

EXPENSES
   Insurance charges (Note 3)                                  33
                                          ------------------------
TOTAL EXPENSES                                                 33
                                          ------------------------
                                          ------------------------
NET INVESTMENT (LOSS)                                         (33)
                                          ------------------------

REALIZED AND UNREALIZED GAIN Net realized gain on:
   Distributions from investment companies                      -
   Investments                                                 35
Net change in unrealized appreciation
   on investments                                              77
                                          ------------------------
NET REALIZED AND UNREALIZED GAIN                              112
                                          ------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           $ 79
--------------------------------------    ========================


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                     JNL/               JNL/AIM              JNL/                 JNL/
                                                 AIM Large Cap        Real Estate        AIM Small Cap        Alger Growth
                                                Growth Portfolio       Portfolio        Growth Portfolio       Portfolio
                                                ----------------    ----------------    ----------------     ---------------
OPERATIONS
   Net investment income (loss)                            $ (6)               $ 17               $ (58)              $ (17)
   Net realized gain on investments                                             649                 715                  18
   Net change in unrealized appreciation
      on investments                                        106                 532                 270                  64
                                                ----------------    ----------------    ----------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                          100               1,198                 927                  65
                                                ----------------    ----------------    ----------------     ---------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                                 489               2,230                  83               1,092
   Policy withdrawals                                         -              (3,888)                  -                   -
   Transfers between portfolios                             377               7,483               2,610                 741
   Policyholder charges (Note 3)                              -              (1,266)               (219)               (415)
                                                ----------------    ----------------    ----------------     ---------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                     866               4,559               2,474               1,418
                                                ----------------    ----------------    ----------------     ---------------

NET INCREASE IN NET ASSETS                                  966               5,757               3,401               1,483

NET ASSETS BEGINNING OF PERIOD                              464                   -               5,271                 975
                                                ----------------    ----------------    ----------------     ---------------

NET ASSETS END OF PERIOD                                $ 1,430             $ 5,757             $ 8,672             $ 2,458
----------------------------------------        ================    ================    ================     ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                       38                   -                 401                  47

      Units Issued                                           72               1,069                 195                  87
      Units Redeemed                                          -                (704)                (16)                (20)
                                                ----------------    ----------------    ----------------     ---------------

Units Outstanding at December 31, 2006                      110                 365                 580                 114
                                                ================    ================    ================     ===============





                                                                 JNL/Eagle             JNL/FMR             JNL/FMR
                                           JNL/Eagle Core         SmallCap            Balanced         Mid-Cap Equity
                                           Equity Portfolio    Equity Portfolio       Portfolio           Portfolio
                                           ---------------     ---------------     ----------------    ----------------
OPERATIONS
   Net investment income (loss)                       $ -               $ (38)                 $ 2               $ (14)
   Net realized gain on investments                     1                 647                   17                   1
   Net change in unrealized appreciation
      on investments                                    1                 221                   53                 332
                                           ---------------     ---------------     ----------------    ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      2                 830                   72                 319
                                           ---------------     ---------------     ----------------    ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                            17               1,580                  634                  32
   Policy withdrawals                                   -                   -                    -                   -
   Transfers between portfolios                         -               2,301                    -               3,283
   Policyholder charges (Note 3)                      (17)               (491)                   -                 (61)
                                           ---------------     ---------------     ----------------    ----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                 -               3,390                  634               3,254
                                           ---------------     ---------------     ----------------    ----------------

NET INCREASE IN NET ASSETS                              2               4,220                  706               3,573

NET ASSETS BEGINNING OF PERIOD                          8               2,418                  382                   -
                                           ---------------     ---------------     ----------------    ----------------

NET ASSETS END OF PERIOD                             $ 10             $ 6,638              $ 1,088             $ 3,573
----------------------------------------   ===============     ===============     ================    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                  1                 114                   33                   -

      Units Issued                                      1                 184                   53                 138
      Units Redeemed                                   (1)                (35)                   -                  (2)
                                           ---------------     ---------------     ----------------    ----------------

Units Outstanding at December 31, 2006                  1                 263                   86                 136
                                           ===============     ===============     ================    ================



                                            JNL/Franklin        JNL/Franklin
                                              Templeton           Templeton
                                               Income             Small Cap
                                            Portfolio (a)      Value Portfolio
                                           ----------------    ----------------
OPERATIONS
   Net investment income (loss)                        $ -                $ 19
   Net realized gain on investments                      -                  64
   Net change in unrealized appreciation
      on investments                                     -                 210
                                           ----------------    ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       -                 293
                                           ----------------    ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                              -                 528
   Policy withdrawals                                    -              (3,183)
   Transfers between portfolios                          -               6,105
   Policyholder charges (Note 3)                         -                (479)
                                           ----------------    ----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                  -               2,971
                                           ----------------    ----------------

NET INCREASE IN NET ASSETS                               -               3,264

NET ASSETS BEGINNING OF PERIOD                           -                   -
                                           ----------------    ----------------

NET ASSETS END OF PERIOD                               $ -             $ 3,264
----------------------------------------   ================    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                   -                   -

      Units Issued                                       -                 816
      Units Redeemed                                     -                (562)
                                           ----------------    ----------------

Units Outstanding at December 31, 2006                   -                 254
                                           ================    ================

(a) Commencement of operations May 1, 2006.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                 JNL/Goldman
                                             JNL/Goldman            Sachs           JNL/JPMorgan        JNL/JPMorgan
                                            Sachs Mid Cap      Short Duration       International       International
                                           Value Portfolio     Bond Portfolio (a)  Equity Portfolio    Value Portfolio
                                           ----------------    ----------------    ----------------    ----------------
OPERATIONS
   Net investment income (loss)                        $ -                 $ -                $ (8)               $ 25
   Net realized gain on investments                      -                   -                  84                 748
   Net change in unrealized appreciation
      (depreciation) on investments                      -                   -                 423                 198
                                           ----------------    ----------------    ----------------    ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       -                   -                 499                 971
                                           ----------------    ----------------    ----------------    ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                              -                   -               1,520               1,433
   Policy withdrawals                                    -                   -                   -              (6,645)
   Transfers between portfolios                          -                   -               2,758               8,071
   Policyholder charges (Note 3)                         -                   -                (390)             (2,609)
                                           ----------------    ----------------    ----------------    ----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                  -                   -               3,888                 250
                                           ----------------    ----------------    ----------------    ----------------

NET INCREASE IN NET ASSETS                               -                   -               4,387               1,221

NET ASSETS BEGINNING OF PERIOD                           -                   -                 782               2,948
                                           ----------------    ----------------    ----------------    ----------------

NET ASSETS END OF PERIOD                               $ -                 $ -             $ 5,169             $ 4,169
-------------------------------------      ================    ================    ================    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                   -                   -                  49                 227

      Units Issued                                       -                   -                 265               1,510
      Units Redeemed                                     -                   -                 (47)             (1,492)
                                           ----------------    ----------------    ----------------    ----------------

Units Outstanding at December 31, 2006                   -                   -                 267                 245
                                           ================    ================    ================    ================




                                             JNL/Lazard          JNL/Lazard          JNL/Lazard           JNL/MCM
                                           Emerging Markets       Mid Cap            Small Cap               25
                                           Portfolio (a)       Value Portfolio     Value Portfolio     Portfolio (a)
                                           ---------------     ---------------     -----------------------------------
OPERATIONS
   Net investment income (loss)                       $ -               $ 262             $ 1,860                 $ -
   Net realized gain on investments                     5               1,028               1,641                   -
   Net change in unrealized appreciation
      (depreciation) on investments                    39                 660                (789)                  -
                                           ---------------     ---------------     ---------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     44               1,950               2,712                   -
                                           ---------------     ---------------     ---------------     ---------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                           239               2,185               1,983                   -
   Policy withdrawals                                   -                 (30)                (31)                  -
   Transfers between portfolios                       162                (308)                309                   -
   Policyholder charges (Note 3)                      (78)             (1,092)             (1,273)                  -
                                           ---------------     ---------------     ---------------     ---------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                               323                 755                 988                   -
                                           ---------------     ---------------     ---------------     ---------------

NET INCREASE IN NET ASSETS                            367               2,705               3,700                   -

NET ASSETS BEGINNING OF PERIOD                          -              13,499              17,585                   -
                                           ---------------     ---------------     ---------------     ---------------

NET ASSETS END OF PERIOD                            $ 367            $ 16,204            $ 21,285                 $ -
-------------------------------------      ===============     ===============     ===============     ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                  -                 690               1,103                   -

      Units Issued                                     41                 108                 385                   -
      Units Redeemed                                   (8)                (70)               (338)                  -
                                           ---------------     ---------------     ---------------     ---------------

Units Outstanding at December 31, 2006                 33                 728               1,150                   -
                                           ===============     ===============     ===============     ===============


                                               JNL/MCM             JNL/MCM
                                             Bond Index        Communications
                                              Portfolio        Sector Portfolio
                                           ----------------    ----------------
OPERATIONS
   Net investment income (loss)                        $ -                 $ 1
   Net realized gain on investments                      -                   2
   Net change in unrealized appreciation
      (depreciation) on investments                      -                   4
                                           ----------------    ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       -                   7
                                           ----------------    ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                             18                  46
   Policy withdrawals                                    -                   -
   Transfers between portfolios                          -                  26
   Policyholder charges (Note 3)                       (16)                (21)
                                           ----------------    ----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                  2                  51
                                           ----------------    ----------------

NET INCREASE IN NET ASSETS                               2                  58

NET ASSETS BEGINNING OF PERIOD                           7                   -
                                           ----------------    ----------------

NET ASSETS END OF PERIOD                               $ 9                $ 58
-------------------------------------      ================    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                   1                   -

      Units Issued                                       1                  13
      Units Redeemed                                    (1)                 (4)
                                           ----------------    ----------------

Units Outstanding at December 31, 2006                   1                   9
                                           ================    ================


(a) Commencement of operations May 1, 2006.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                   JNL/MCM
                                               JNL/MCM             Enhanced            JNL/MCM             JNL/MCM
                                           Consumer Brands      S&P 500 Stock       Financial Sector      Healthcare
                                           Sector Portfolio     Index Portfolio       Portfolio         Sector Portfolio
                                           ----------------     ---------------     ---------------     ---------------
OPERATIONS
   Net investment income (loss)                        $ -                $ 65                 $ 5                $ (5)
   Net realized gain on investments                      -                  82                  30                  87
   Net change in unrealized appreciation
      on investments                                     -                  56                  59                  61
                                           ----------------     ---------------     ---------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       -                 203                  94                 143
                                           ----------------     ---------------     ---------------     ---------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                              -               1,267                 453               2,032
   Policy withdrawals                                    -                   -                   -                 (25)
   Transfers between portfolios                          -                (798)                 (4)               (113)
   Policyholder charges (Note 3)                         -                   -                (159)               (385)
                                           ----------------     ---------------     ---------------     ---------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                  -                 469                 290               1,509
                                           ----------------     ---------------     ---------------     ---------------

NET INCREASE IN NET ASSETS                               -                 672                 384               1,652

NET ASSETS BEGINNING OF PERIOD                           -                 743                 373               1,021
                                           ----------------     ---------------     ---------------     ---------------

NET ASSETS END OF PERIOD                               $ -             $ 1,415               $ 757             $ 2,673
--------------------------------------     ================     ===============     ===============     ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                   -                  83                  28                  85

      Units Issued                                       -                 135                  41                 209
      Units Redeemed                                     -                 (82)                (21)                (83)
                                           ----------------     ---------------     ---------------     ---------------

Units Outstanding at December 31, 2006                   -                 136                  48                 211
                                           ================     ===============     ===============     ===============




                                               JNL/MCM             JNL/MCM             JNL/MCM             JNL/MCM
                                            International           JNL 5           JNL Optimized      Oil & Gas Sector
                                           Index Portfolio        Portfolio        5 Portfolio (a)     Sector Portfolio
                                           ----------------    ----------------    ----------------    ----------------
OPERATIONS
   Net investment income (loss)                       $ 37            $ (1,025)                $ -               $ 128
   Net realized gain on investments                     47               4,094                   -                 846
   Net change in unrealized appreciation
      on investments                                 1,126              34,696                   -                 552
                                           ----------------    ----------------    ----------------    ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   1,210              37,765                   -               1,526
                                           ----------------    ----------------    ----------------    ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                            382              17,234                   -               7,867
   Policy withdrawals                                    -                   -                   -                 (38)
   Transfers between portfolios                      3,798              93,079                   -              10,138
   Policyholder charges (Note 3)                      (201)            (15,865)                  -              (2,467)
                                           ----------------    ----------------    ----------------    ----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                              3,979              94,448                   -              15,500
                                           ----------------    ----------------    ----------------    ----------------

NET INCREASE IN NET ASSETS                           5,189             132,213                   -              17,026

NET ASSETS BEGINNING OF PERIOD                       3,133             140,992                                   3,601
                                           ----------------    ----------------    ----------------    ----------------

NET ASSETS END OF PERIOD                           $ 8,322           $ 273,205                 $ -            $ 20,627
--------------------------------------     ================    ================    ================    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 200              11,744                   -                 146

      Units Issued                                     237               9,734                   -               1,514
      Units Redeemed                                   (11)             (2,181)                  -                (963)
                                           ----------------    ----------------    ----------------    ----------------

Units Outstanding at December 31, 2006                 426              19,297                   -                 697
                                           ================    ================    ================    ================



                                              JNL/MCM             JNL/MCM
                                           S&P 400 MidCap         S&P 500
                                           Index Portfolio     Index Portfolio
                                           ---------------     ---------------
OPERATIONS
   Net investment income (loss)                      $ (1)              $ (61)
   Net realized gain on investments                   323                 324
   Net change in unrealized appreciation
      on investments                                  179               3,425
                                           ---------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    501               3,688
                                           ---------------     ---------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                         3,833               2,142
   Policy withdrawals                                   -                   -
   Transfers between portfolios                       665                 259
   Policyholder charges (Note 3)                   (3,166)             (1,988)
                                           ---------------     ---------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                             1,332                 413
                                           ---------------     ---------------

NET INCREASE IN NET ASSETS                          1,833               4,101

NET ASSETS BEGINNING OF PERIOD                      6,773              25,463
                                           ---------------     ---------------

NET ASSETS END OF PERIOD                          $ 8,606            $ 29,564
--------------------------------------     ===============     ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                464               2,289

      Units Issued                                    578                 242
      Units Redeemed                                 (501)               (205)
                                           ---------------     ---------------

Units Outstanding at December 31, 2006                541               2,326


(a) Commencement of operations May 1, 2006.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 FOR THE PERIOD ENDED DECEMBER 31, 2006


                                              JNL/MCM          JNL/MCM         JNL/MCM          JNL/MCM       JNL/Oppenheimer
                                           Select Small-Cap   Small Cap       Technology          VIP          Global Growth
                                           Portfolio (a)      Index Portfolio Sector Portfolio Portfolio         Portfolio
                                           --------------     -----------     ----------------------------    ----------------
OPERATIONS
   Net investment income (loss)                      $ -             $ 1            $ (5)           $ (94)             $ (161)
   Net realized gain (loss) on investments             2              36               5            1,546               1,478
   Net change in unrealized appreciation
      (depreciation) on investments                    8              11             133            9,566               3,334
                                           --------------     -----------     -----------     ------------    ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    10              48             133           11,018               4,651
                                           --------------     -----------     -----------     ------------    ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                          120              32             529           15,945               4,337
   Policy withdrawals                                  -               -               -                -                 (31)
   Transfers between portfolios                       81             672             898           61,334                 (73)
   Policyholder charges (Note 3)                     (40)            (42)           (148)          (5,916)             (1,611)
                                           --------------     -----------     -----------     ------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                              161             662           1,279           71,363               2,622
                                           --------------     -----------     -----------     ------------    ----------------

NET INCREASE (DECREASE) IN NET ASSETS                171             710           1,412           82,381               7,273

NET ASSETS BEGINNING OF PERIOD                         -               -               -           13,398              27,072
                                           --------------     -----------     -----------     ------------    ----------------

NET ASSETS END OF PERIOD                           $ 171           $ 710         $ 1,412         $ 95,779            $ 34,345
--------------------------------------     ==============     ===========     ===========     ============    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 -               -               -            1,107               2,060

      Units Issued                                    21              47             237            8,873                 332
      Units Redeemed                                  (4)             (3)            (24)          (2,867)               (142)
                                           --------------     -----------     -----------     ------------    ----------------

Units Outstanding at December 31, 2006                17              44             213            7,113               2,250
                                           ==============     ===========     ===========     ============    ================


                                                JNL/              JNL/PIMCO                               JNL/Putnam
                                             Oppenheimer         Total Return         JNL/Putnam            Midcap
                                           Growth Portfolio     Bond Portfolio      Equity Portfolio    Growth Portfolio
                                           ----------------     ---------------     ---------------     ---------------
OPERATIONS
   Net investment income (loss)                       $ (5)                $ 6                $ (4)              $ (13)
   Net realized gain (loss) on investments              72                  (1)                  1                  11
   Net change in unrealized appreciation
      (depreciation) on investments                    (15)                 40                  68                  39
                                           ----------------     ---------------     ---------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      52                  45                  65                  37
                                           ----------------     ---------------     ---------------     ---------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                            380                 936                  32               1,028
   Policy withdrawals                                    -                 (25)                  -                   -
   Transfers between portfolios                       (432)                500                 672                 671
   Policyholder charges (Note 3)                      (165)               (136)                (42)               (510)
                                           ----------------     ---------------     ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                               (217)              1,275                 662               1,189
                                           ----------------     ---------------     ---------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                 (165)              1,320                 727               1,226

NET ASSETS BEGINNING OF PERIOD                         789                 434                   -                 559
                                           ----------------     ---------------     ---------------     ---------------

NET ASSETS END OF PERIOD                             $ 624             $ 1,754               $ 727             $ 1,785
--------------------------------------     ================     ===============     ===============     ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                  86                  30                   -                  64

      Units Issued                                      41                  96                  29                 188
      Units Redeemed                                   (62)                (11)                 (2)                (57)
                                           ----------------     ---------------     ---------------     ---------------

Units Outstanding at December 31, 2006                  65                 115                  27                 195
                                           ================     ===============     ===============     ===============



                                             JNL/Putnam
                                                Value
                                           Equity Portfolio
                                           ----------------
OPERATIONS
   Net investment income (loss)                        $ -
   Net realized gain (loss) on investments               -
   Net change in unrealized appreciation
      (depreciation) on investments                      -
                                           ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       -
                                           ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                              -
   Policy withdrawals                                    -
   Transfers between portfolios                          -
   Policyholder charges (Note 3)                         -
                                           ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                  -
                                           ----------------

NET INCREASE (DECREASE) IN NET ASSETS                    -

NET ASSETS BEGINNING OF PERIOD                           -
                                           ----------------

NET ASSETS END OF PERIOD                               $ -
--------------------------------------     ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                   -

      Units Issued                                       -
      Units Redeemed                                     -
                                           ----------------

Units Outstanding at December 31, 2006                   -
                                           ================

(a) Commencement of operations May 1, 2006.


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 FOR THE PERIOD ENDED DECEMBER 31, 2006


                                           JNL/Select      JNL/Select       JNL/Select      JNL/Select      JNL/Select
                                            Balanced       Global Growth    Large Cap       Money Market       Value
                                            Portfolio       Portfolio       Portfolio        Portfolio       Portfolio
                                           ------------    ------------     -----------     ------------    ------------
OPERATIONS
   Net investment income (loss)                   $ 13            $ (1)            $ -             $ 15             $ 1
   Net realized gain (loss) on investments         (14)              3               -                -               2
   Net change in unrealized appreciation
       (depreciation) on investments               100             190               -                -               2
                                           ------------    ------------     -----------     ------------    ------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  99             192               -               15               5
                                           ------------    ------------     -----------     ------------    ------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                        504             120               -               72              46
   Policy withdrawals                              (42)              -               -                -               -
   Transfers between portfolios                     86           2,692               -              754              25
   Policyholder charges (Note 3)                  (213)            (59)              -                -             (21)
                                           ------------    ------------     -----------     ------------    ------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                            335           2,753               -              826              50
                                           ------------    ------------     -----------     ------------    ------------

NET INCREASE IN NET ASSETS                         434           2,945               -              841              55

NET ASSETS BEGINNING OF PERIOD                     589               -               -                -               -
                                           ------------    ------------     -----------     ------------    ------------

NET ASSETS END OF PERIOD                       $ 1,023         $ 2,945             $ -            $ 841            $ 55
--------------------------------------     ============    ============     ===========     ============    ============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005              22               -               -                -               -

      Units Issued                                  90             106               -               61               4
      Units Redeemed                               (78)             (2)              -                -              (1)
                                           ------------    ------------     -----------     ------------    ------------

Units Outstanding at December 31, 2006              34             104               -               61               3
                                           ============    ============     ===========     ============    ============


                                             JNL/T. Rowe         JNL/T. Rowe             JNL/            JNL/Western
                                           Price Established    Price Mid-Cap       T. Rowe Price         High Yield
                                           Growth Portfolio     Growth Portfolio    Value Portfolio      Bond Portfolio
                                           ----------------     ---------------     ---------------     ---------------
OPERATIONS
   Net investment income (loss)                     $ (189)              $ (20)               $ (1)               $ 50
   Net realized gain (loss) on investments             397               1,160                  52                  (2)
   Net change in unrealized appreciation
       (depreciation) on investments                 2,871                (334)                 60                 250
                                           ----------------     ---------------     ---------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   3,079                 806                 111                 298
                                           ----------------     ---------------     ---------------     ---------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                          1,601               2,043                  83                 912
   Policy withdrawals                                  (43)                  -                 (29)                  -
   Transfers between portfolios                         82                 247                 672                 493
   Policyholder charges (Note 3)                    (1,138)               (778)               (145)                (78)
                                           ----------------     ---------------     ---------------     ---------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                502               1,512                 581               1,327
                                           ----------------     ---------------     ---------------     ---------------

NET INCREASE IN NET ASSETS                           3,581               2,318                 692               1,625

NET ASSETS BEGINNING OF PERIOD                      23,239              12,399                  99               2,189
                                           ----------------     ---------------     ---------------     ---------------

NET ASSETS END OF PERIOD                          $ 26,820            $ 14,717               $ 791             $ 3,814
--------------------------------------     ================     ===============     ===============     ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 800                 306                   6                 158

      Units Issued                                      57                  55                  50                  98
      Units Redeemed                                   (40)                (19)                (11)                 (5)
                                           ----------------     ---------------     ---------------     ---------------

Units Outstanding at December 31, 2006                 817                 342                  45                 251
                                           ================     ===============     ===============     ===============


                                             JNL/Western
                                              Strategic
                                           Bond Portfolio
                                           ----------------
OPERATIONS
   Net investment income (loss)                      $ (18)
   Net realized gain (loss) on investments              (2)
   Net change in unrealized appreciation
       (depreciation) on investments                   120
                                           ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     100
                                           ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                            971
   Policy withdrawals                                    -
   Transfers between portfolios                        450
   Policyholder charges (Note 3)                      (466)
                                           ----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                955
                                           ----------------

NET INCREASE IN NET ASSETS                           1,055

NET ASSETS BEGINNING OF PERIOD                       1,776
                                           ----------------

NET ASSETS END OF PERIOD                           $ 2,831
--------------------------------------     ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                  88

      Units Issued                                      69
      Units Redeemed                                   (22)
                                           ----------------

Units Outstanding at December 31, 2006                 135
                                           ================

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 FOR THE PERIOD ENDED DECEMBER 31, 2006

                                            JNL/Western
                                           U.S. Government
                                             & Quality
                                           Bond Portfolio
                                         -------------------
OPERATIONS
   Net investment (loss)                              $ (33)
   Net realized gain on investments                      35
   Net change in unrealized appreciation
       on investments                                    77
                                         -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       79
                                         -------------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                           1,256
   Policy withdrawals                                     -
   Transfers between portfolios                         806
   Policyholder charges (Note 3)                       (853)
                                         -------------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                               1,209
                                         -------------------

NET INCREASE IN NET ASSETS                            1,288

NET ASSETS BEGINNING OF PERIOD                          909
                                         -------------------

NET ASSETS END OF PERIOD                            $ 2,197
-------------------------------------    ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                   54

      Units Issued                                    1,370
      Units Redeemed                                 (1,298)
                                         -------------------

Units Outstanding at December 31, 2006                  126
                                         ===================

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                JNL/              JNL/AIM               JNL/                 JNL/
                                            AIM Large Cap       Real Estate        AIM Small Cap         Alger Growth
                                           Growth Portfolio     Portfolio (a)     Growth Portfolio         Portfolio
                                           ----------------     -------------     -----------------     ----------------
OPERATIONS
   Net investment (loss)                              $ (1)              $ -                 $ (34)                $ (4)
   Net realized gain on investments                      -                 -                    11                   11
   Net change in unrealized appreciation
      on investments                                    26                 -                   536                  136
                                           ----------------     -------------     -----------------     ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      25                 -                   513                  143
                                           ----------------     -------------     -----------------     ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                              -                 -                    34                    -
   Policy withdrawals                                    -                 -                     -                    -
   Transfers between portfolios                        439                 -                 4,851                  950
   Policyholder charges (Note 3)                         -                 -                  (127)                (118)
                                           ----------------     -------------     -----------------     ----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                439                 -                 4,758                  832
                                           ----------------     -------------     -----------------     ----------------

NET INCREASE IN NET ASSETS                             464                 -                 5,271                  975

NET ASSETS BEGINNING OF PERIOD                           -                 -                     -                    -
                                           ----------------     -------------     -----------------     ----------------

NET ASSETS END OF PERIOD                             $ 464               $ -               $ 5,271                $ 975
--------------------------------------     ================     =============     =================     ================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                   -                 -                     -                    -

      Units Issued                                      38                 -                   412                   53
      Units Redeemed                                     -                 -                   (11)                  (6)
                                           ----------------     -------------     -----------------     ----------------

Units Outstanding at December 31, 2005                  38                 -                   401                   47
                                           ================     =============     =================     ================




                                           JNL/Alliance                                 JNL/Eagle             JNL/FMR
                                          Capital Growth        JNL/Eagle Core          SmallCap              Balanced
                                          Portfolio (b)        Equity Portfolio      Equity Portfolio        Portfolio
                                         -----------------     -----------------     ----------------     -----------------
OPERATIONS
   Net investment (loss)                              $ -                   $ -                $ (13)                 $ (1)
   Net realized gain on investments                     -                     -                   53                     -
   Net change in unrealized appreciation
      on investments                                    -                     -                  152                    16
                                         -----------------     -----------------     ----------------     -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      -                     -                  192                    15
                                         -----------------     -----------------     ----------------     -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                             -                     -                  251                   369
   Policy withdrawals                                   -                     -                    -                     -
   Transfers between portfolios                         -                    17                2,250                     -
   Policyholder charges (Note 3)                        -                    (9)                (275)                   (2)
                                         -----------------     -----------------     ----------------     -----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                 -                     8                2,226                   367
                                         -----------------     -----------------     ----------------     -----------------

NET INCREASE IN NET ASSETS                              -                     8                2,418                   382

NET ASSETS BEGINNING OF PERIOD                          -                     -                    -                     -
                                         -----------------     -----------------     ----------------     -----------------

NET ASSETS END OF PERIOD                              $ -                   $ 8              $ 2,418                 $ 382
--------------------------------------   =================     =================     ================     =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                  -                     -                    -                     -

      Units Issued                                      -                     1                  128                    33
      Units Redeemed                                    -                     -                  (14)                    -
                                         -----------------     -----------------     ----------------     -----------------

Units Outstanding at December 31, 2005                  -                     1                  114                    33
                                         =================     =================     ================     =================




                                                                JNL/Franklin
                                             JNL/FMR              Templeton
                                          Mid-Cap Equity          Small Cap
                                            Portfolio          Value Portfolio (a)
                                         -----------------     ----------------
OPERATIONS
   Net investment (loss)                              $ -                  $ -
   Net realized gain on investments                     -                    -
   Net change in unrealized appreciation
      on investments                                    -                    -
                                         -----------------     ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      -                    -
                                         -----------------     ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                             -                    -
   Policy withdrawals                                   -                    -
   Transfers between portfolios                         -                    -
   Policyholder charges (Note 3)                        -                    -
                                         -----------------     ----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                 -                    -
                                         -----------------     ----------------

NET INCREASE IN NET ASSETS                              -                    -

NET ASSETS BEGINNING OF PERIOD                          -                    -
                                         -----------------     ----------------

NET ASSETS END OF PERIOD                              $ -                  $ -
--------------------------------------   =================     ================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                  -                    -

      Units Issued                                      -                    -
      Units Redeemed                                    -                    -
                                         -----------------     ----------------

Units Outstanding at December 31, 2005                  -                    -
                                         =================     ================

(a)  Commencement of operations May 2, 2005.
(b)  Period from January 1, 2005 through April 28, 2005.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                JNL/Goldman           JNL/JPMorgan         JNL/JPMorgan           JNL/Lazard
                                               Sachs Mid Cap         International         International           Mid Cap
                                              Value Portfolio (a)   Equity Portfolio      Value Portfolio      Value Portfolio
                                              -----------------     -----------------     ----------------     -----------------
OPERATIONS
   Net investment income                                   $ -                   $ 7                  $ 4               $ 1,155
   Net realized gain on investments                          -                     2                   14                   843
   Net change in unrealized appreciation
      (depreciation) on investments                          -                    55                  145                  (776)
                                              -----------------     -----------------     ----------------     -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           -                    64                  163                 1,222
                                              -----------------     -----------------     ----------------     -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                                  -                   335                   68                   975
   Policy withdrawals                                        -                     -                    -                     -
   Transfers between portfolios                              -                   513                3,037                11,998
   Policyholder charges (Note 3)                             -                  (130)                (320)                 (696)
                                              -----------------     -----------------     ----------------     -----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                      -                   718                2,785                12,277
                                              -----------------     -----------------     ----------------     -----------------

NET INCREASE IN NET ASSETS                                   -                   782                2,948                13,499

NET ASSETS BEGINNING OF PERIOD                               -                     -                    -                     -
                                              -----------------     -----------------     ----------------     -----------------

NET ASSETS END OF PERIOD                                   $ -                 $ 782              $ 2,948              $ 13,499
----------------------------------------      =================     =================     ================     =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                       -                     -                    -                     -

      Units Issued                                           -                    58                  255                   730
      Units Redeemed                                         -                    (9)                 (28)                  (40)
                                              -----------------     -----------------     ----------------     -----------------

Units Outstanding at December 31, 2005                       -                    49                  227                   690
                                              =================     =================     ================     =================



                                            JNL/Lazard             JNL/MCM              JNL/MCM               JNL/MCM
                                            Small Cap            Bond Index          Communications       Consumer Brands
                                         Value Portfolio          Portfolio         Sector Portfolio      Sector Portfolio
                                         -----------------     ----------------     -----------------     -----------------
OPERATIONS
   Net investment income                            $ 776                  $ -                   $ -                   $ -
   Net realized gain on investments                 1,194                    -                     -                     -
   Net change in unrealized appreciation
      (depreciation) on investments                  (884)                   -                     -                     -
                                         -----------------     ----------------     -----------------     -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  1,086                    -                     -                     -
                                         -----------------     ----------------     -----------------     -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                           758                    -                     -                     -
   Policy withdrawals                                   -                    -                     -                     -
   Transfers between portfolios                    16,465                   16                     -                     -
   Policyholder charges (Note 3)                     (724)                  (9)                    -                     -
                                         -----------------     ----------------     -----------------     -----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                            16,499                    7                     -                     -
                                         -----------------     ----------------     -----------------     -----------------

NET INCREASE IN NET ASSETS                         17,585                    7                     -                     -

NET ASSETS BEGINNING OF PERIOD                          -                    -                     -                     -
                                         -----------------     ----------------     -----------------     -----------------

NET ASSETS END OF PERIOD                         $ 17,585                  $ 7                   $ -                   $ -
---------------------------------------- =================     ================     =================     =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                  -                    -                     -                     -

      Units Issued                                  1,153                    2                     -                     -
      Units Redeemed                                  (50)                  (1)                    -                     -
                                         -----------------     ----------------     -----------------     -----------------

Units Outstanding at December 31, 2005              1,103                    1                     -                     -
                                         =================     ================     =================     =================


                                             JNL/MCM
                                            Enhanced              JNL/MCM
                                          S&P 500 Stock       Financial Sector
                                         Index Portfolio         Portfolio
                                         ----------------     -----------------
OPERATIONS
   Net investment income                            $ 44                   $ 5
   Net realized gain on investments                   24                     1
   Net change in unrealized appreciation
      (depreciation) on investments                  (55)                   23
                                         ----------------     -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    13                    29
                                         ----------------     -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                          739                   112
   Policy withdrawals                                  -                     -
   Transfers between portfolios                        -                   278
   Policyholder charges (Note 3)                      (9)                  (46)
                                         ----------------     -----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                              730                   344
                                         ----------------     -----------------

NET INCREASE IN NET ASSETS                           743                   373

NET ASSETS BEGINNING OF PERIOD                         -                     -
                                         ----------------     -----------------

NET ASSETS END OF PERIOD                           $ 743                 $ 373
---------------------------------------- ================     =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                 -                     -

      Units Issued                                    84                    32
      Units Redeemed                                  (1)                   (4)
                                         ----------------     -----------------

Units Outstanding at December 31, 2005                83                    28
                                         ================     =================

(a) Commencement of operations May 2, 2005.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 FOR THE PERIOD ENDED DECEMBER 31, 2005


                                               JNL/MCM           JNL/MCM          JNL/MCM             JNL/MCM
                                              Healthcare       International       JNL 5          Oil & Gas Sector
                                             Sector Portfolio  Index Portfolio   Portfolio        Sector Portfolio
                                             -------------     -------------    -------------     -----------------
OPERATIONS
   Net investment income (loss)                       $ 2              $ 65           $ (780)                 $ 53
   Net realized gain (loss) on investments              5               313            1,279                  (310)
   Net change in unrealized appreciation
      (depreciation) on investments                    20              (245)          15,221                  (237)
                                             -------------     -------------    -------------     -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     27               133           15,720                  (494)
                                             -------------     -------------    -------------     -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                           700                 -           17,144                   554
   Policy withdrawals                                   -                 -                -                     -
   Transfers between portfolios                       420             3,000          107,115                 3,942
   Policyholder charges (Note 3)                     (126)                -           (7,122)                 (401)
                                             -------------     -------------    -------------     -----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                               994             3,000          117,137                 4,095
                                             -------------     -------------    -------------     -----------------

NET INCREASE IN NET ASSETS                          1,021             3,133          132,857                 3,601

NET ASSETS BEGINNING OF PERIOD                          -                 -            8,135                     -
                                             -------------     -------------    -------------     -----------------

NET ASSETS END OF PERIOD                          $ 1,021           $ 3,133        $ 140,992               $ 3,601
----------------------------------------     =============     =============    =============     =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                  -                 -              745                     -

      Units Issued                                    100               200           12,772                   293
      Units Redeemed                                  (15)                -           (1,773)                 (147)
                                             -------------     -------------    -------------     -----------------

Units Outstanding at December 31, 2005                 85               200           11,744                   146
                                             =============     =============    =============     =================


                                                 JNL/MCM              JNL/MCM               JNL/MCM               JNL/MCM
                                             S&P 400 MidCap           S&P 500              Small Cap             Technology
                                             Index Portfolio      Index Portfolio       Index Portfolio       Sector Portfolio
                                             ----------------     -----------------     -----------------     -----------------
OPERATIONS
   Net investment income (loss)                         $ 41                 $ 139                   $ -                   $ -
   Net realized gain (loss) on investments               438                   763                     -                     -
   Net change in unrealized appreciation
      (depreciation) on investments                        6                   498                     -                     -
                                             ----------------     -----------------     -----------------     -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       485                 1,400                     -                     -
                                             ----------------     -----------------     -----------------     -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                            2,274                 3,458                     -                     -
   Policy withdrawals                                      -                     -                     -                     -
   Transfers between portfolios                        3,909                20,559                     -                     -
   Policyholder charges (Note 3)                      (1,480)               (1,506)                    -                     -
                                             ----------------     -----------------     -----------------     -----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                4,703                22,511                     -                     -
                                             ----------------     -----------------     -----------------     -----------------

NET INCREASE IN NET ASSETS                             5,188                23,911                     -                     -

NET ASSETS BEGINNING OF PERIOD                         1,585                 1,552                     -                     -
                                             ----------------     -----------------     -----------------     -----------------

NET ASSETS END OF PERIOD                             $ 6,773              $ 25,463                   $ -                   $ -
----------------------------------------     ================     =================     =================     =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                   121                   145                     -                     -

      Units Issued                                       870                 2,287                     -                     -
      Units Redeemed                                    (527)                 (143)                    -                     -
                                             ----------------     -----------------     -----------------     -----------------

Units Outstanding at December 31, 2005                   464                 2,289                     -                     -
                                             ================     =================     =================     =================


                                               JNL/MCM         JNL/Oppenheimer
                                                 VIP            Global Growth
                                              Portfolio           Portfolio
                                             -------------     -----------------
OPERATIONS
   Net investment income (loss)                     $ (24)               $ (105)
   Net realized gain (loss) on investments            233                    71
   Net change in unrealized appreciation
      (depreciation) on investments                   929                 3,899
                                             -------------     -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  1,138                 3,865
                                             -------------     -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                         8,739                   494
   Policy withdrawals                                   -                     -
   Transfers between portfolios                     4,801                23,534
   Policyholder charges (Note 3)                   (1,280)                 (821)
                                             -------------     -----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                            12,260                23,207
                                             -------------     -----------------

NET INCREASE IN NET ASSETS                         13,398                27,072

NET ASSETS BEGINNING OF PERIOD                          -                     -
                                             -------------     -----------------

NET ASSETS END OF PERIOD                         $ 13,398              $ 27,072
----------------------------------------     =============     =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                  -                     -

      Units Issued                                  1,473                 2,134
      Units Redeemed                                 (366)                  (74)
                                             -------------     -----------------

Units Outstanding at December 31, 2005              1,107                 2,060
                                             =============     =================


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                   JNL/             JNL/PIMCO                          JNL/Putnam
                                               Oppenheimer         Total Return      JNL/Putnam          Midcap
                                             Growth Portfolio      Bond Portfolio   Equity Portfolio  Growth Portfolio
                                             -----------------     -------------    -------------     -------------
OPERATIONS
   Net investment income (loss)                          $ (4)             $ 14              $ -              $ (2)
   Net realized gain on investments                         6                 3                -                16
   Net change in unrealized appreciation
      (depreciation) on investments                        74               (16)               -                37
                                             -----------------     -------------    -------------     -------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         76                 1                -                51
                                             -----------------     -------------    -------------     -------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                               335               370                -               747
   Policy withdrawals                                       -                 -                -                 -
   Transfers between portfolios                           513               115                -               157
   Policyholder charges (Note 3)                         (135)              (52)               -              (396)
                                             -----------------     -------------    -------------     -------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                   713               433                -               508
                                             -----------------     -------------    -------------     -------------

NET INCREASE IN NET ASSETS                                789               434                -               559

NET ASSETS BEGINNING OF PERIOD                              -                 -                -                 -
                                             -----------------     -------------    -------------     -------------

NET ASSETS END OF PERIOD                                $ 789             $ 434              $ -             $ 559
---------------------------------------      =================     =============    =============     =============


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                      -                 -                -                 -

      Units Issued                                        102                36                -               114
      Units Redeemed                                      (16)               (6)               -               (50)
                                             -----------------     -------------    -------------     -------------

Units Outstanding at December 31, 2005                     86                30                -                64
                                             =================     =============    =============     =============



                                              JNL/Putnam        JNL/Select       JNL/Select        JNL/Select       JNL/Select
                                                Value            Balanced        Global Growth     Large Cap        Money Market
                                             Equity Portfolio   Portfolio         Portfolio        Portfolio         Portfolio
                                             -------------     -------------     ------------     -------------     ------------
OPERATIONS
   Net investment income (loss)                       $ -              $ 21              $ -               $ -              $ -
   Net realized gain on investments                     -                57                -                 -                -
   Net change in unrealized appreciation
      (depreciation) on investments                     -               (52)               -                 -                -
                                             -------------     -------------     ------------     -------------     ------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      -                26                -                 -                -
                                             -------------     -------------     ------------     -------------     ------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                             -                 -                -                 -                -
   Policy withdrawals                                   -                 -                -                 -                -
   Transfers between portfolios                         -               660                -                 -                -
   Policyholder charges (Note 3)                        -               (97)               -                 -                -
                                             -------------     -------------     ------------     -------------     ------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                 -               563                -                 -                -
                                             -------------     -------------     ------------     -------------     ------------

NET INCREASE IN NET ASSETS                              -               589                -                 -                -

NET ASSETS BEGINNING OF PERIOD                          -                 -                -                 -                -
                                             -------------     -------------     ------------     -------------     ------------

NET ASSETS END OF PERIOD                              $ -             $ 589              $ -               $ -              $ -
---------------------------------------      =============     =============     ============     =============     ============


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                  -                 -                -                 -                -

      Units Issued                                      -                29                -                 -                -
      Units Redeemed                                    -                (7)               -                 -                -
                                             -------------     -------------     ------------     -------------     ------------

Units Outstanding at December 31, 2005                  -                22                -                 -                -
                                             =============     =============     ============     =============     ============


                                               JNL/Select
                                                 Value
                                               Portfolio
                                              -------------
OPERATIONS
   Net investment income (loss)                        $ -
   Net realized gain on investments                      -
   Net change in unrealized appreciation
      (depreciation) on investments                      -
                                              -------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       -
                                              -------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                              -
   Policy withdrawals                                    -
   Transfers between portfolios                          -
   Policyholder charges (Note 3)                         -
                                              -------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                  -
                                              -------------

NET INCREASE IN NET ASSETS                               -

NET ASSETS BEGINNING OF PERIOD                           -
                                              -------------

NET ASSETS END OF PERIOD                               $ -
---------------------------------------       =============


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                   -

      Units Issued                                       -
      Units Redeemed                                     -
                                              -------------

Units Outstanding at December 31, 2005                   -
                                              =============

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 FOR THE PERIOD ENDED DECEMBER 31, 2005



                                               JNL/T. Rowe         JNL/T. Rowe
                                            Price Established     Price Mid-Cap
                                            Growth Portfolio    Growth Portfolio
                                            ----------------     -----------------
OPERATIONS
   Net investment income (loss)                      $ (104)                $ (43)
   Net realized gain on investments                      49                   840
   Net change in unrealized appreciation
       (depreciation) on investments                  2,344                   941
                                            ----------------     -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    2,289                 1,738
                                            ----------------     -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                             370                   370
   Policy withdrawals                                     -                     -
   Transfers between portfolios                      21,321                10,631
   Policyholder charges (Note 3)                       (741)                 (340)
                                            ----------------     -----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                              20,950                10,661
                                            ----------------     -----------------

NET INCREASE IN NET ASSETS                           23,239                12,399

NET ASSETS BEGINNING OF PERIOD                            -                     -
                                            ----------------     -----------------

NET ASSETS END OF PERIOD                           $ 23,239              $ 12,399
--------------------------------------------================     =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                    -                     -

      Units Issued                                      829                   315
      Units Redeemed                                    (29)                   (9)
                                            ----------------     -----------------

Units Outstanding at December 31, 2005                  800                   306
                                            ================     =================


                                                                                                               JNL/Western
                                                JNL/               JNL/Western          JNL/Western U.S.     U.S. Government
                                              T. Rowe Price         High Yield             Strategic            & Quality
                                            Value Portfolio       Bond Portfolio        Bond Portfolio        Bond Portfolio
                                            -----------------     -----------------    -----------------     -----------------
OPERATIONS
   Net investment income (loss)                          $ 2                 $ 146                 $ 80                  $ 32
   Net realized gain on investments                        5                    21                   15                     6
   Net change in unrealized appreciation
       (depreciation) on investments                       3                  (167)                 (87)                  (31)
                                            -----------------     -----------------    -----------------     -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        10                     -                    8                     7
                                            -----------------     -----------------    -----------------     -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                                -                 1,118                1,146                    28
   Policy withdrawals                                      -                     -                    -                     -
   Transfers between portfolios                          164                 1,084                  648                   896
   Policyholder charges (Note 3)                         (75)                  (13)                 (26)                  (22)
                                            -----------------     -----------------    -----------------     -----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                   89                 2,189                1,768                   902
                                            -----------------     -----------------    -----------------     -----------------

NET INCREASE IN NET ASSETS                                99                 2,189                1,776                   909

NET ASSETS BEGINNING OF PERIOD                             -                     -                    -                     -
                                            -----------------     -----------------    -----------------     -----------------

NET ASSETS END OF PERIOD                                $ 99               $ 2,189              $ 1,776                 $ 909
--------------------------------------------=================     =================    =================     =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                     -                     -                    -                     -

      Units Issued                                        15                   159                   89                    55
      Units Redeemed                                      (9)                   (1)                  (1)                   (1)
                                            -----------------     -----------------    -----------------     -----------------

Units Outstanding at December 31, 2005                     6                   158                   88                    54
                                            =================     =================    =================     =================

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company of New York ("Jackson National") established JNLNY Separate Account IV (the "Separate Account") on November 30,
1998. The Separate Account commenced operations on March 8, 2004, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests, based on the directions of the policy holder, net premiums for individual flexible premium variable universal life contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained fifty-one
(51) Portfolios during 2006, each of which invests in the following series of mutual funds ("Funds"):

--------------------------------------------------------------------------------------------------------------------
                                                 JNL SERIES TRUST
--------------------------------------------------------------------------------------------------------------------

JNL/AIM Large Cap Growth Fund                            JNL/MCM S&P 400 MidCap Fund*
JNL/AIM Real Estate Fund                                 JNL/MCM S&P 500 Index Fund*
JNL/AIM Small Cap Growth Fund                            JNL/MCM Small Cap Index Fund*
JNL/Alger Growth Fund                                    JNL/Oppenheimer Global Growth Fund
JNL/Eagle Core Equity Fund                               JNL/Oppenheimer Growth Fund
JNL/Eagle SmallCap Equity Fund                           JNL/PIMCO Total Return Bond Fund
JNL/FMR Balanced Fund                                    JNL/Putnam Equity Fund
JNL/FMR Mid-Cap Equity Fund                              JNL/Putnam Midcap Growth Fund
JNL/Franklin Templeton Income Fund                       JNL/Putnam Value Equity Fund
JNL/Franklin Templeton Small Cap Value Fund              JNL/Select Balanced Fund
JNL/Goldman Sachs Mid Cap Value Fund                     JNL/Select Global Growth Fund
JNL/Goldman Sachs Short Duration Bond Fund               JNL/Select Large Cap Growth Fund
JNL/JPMorgan International Equity Fund                   JNL/Select Money Market Fund
JNL/JPMorgan International Value Fund                    JNL/Select Value Fund
JNL/Lazard Emerging Markets Fund                         JNL/T. Rowe Price Established Growth Fund
JNL/Lazard Mid Cap Value Fund                            JNL/T. Rowe Price Mid Cap Growth Fund
JNL/Lazard Small Cap Value Fund                          JNL/T. Rowe Price Value Fund
JNL/MCM Bond Index Fund*                                 JNL/Western High Yield Bond Fund
JNL/MCM Enhanced S&P 500 Stock Index Fund*               JNL/Western Strategic Bond Fund
JNL/MCM International Index Fund*                        JNL/Western U.S. Government & Quality Bond Fund

---------------------------------------------------------
        JNL VARIABLE FUND LLC
---------------------------------------------------------

JNL/MCM 25 Fund*
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Financial Sector Fund*
JNL/MCM Healthcare Sector Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM JNL Optimized 5 Fund*
JNL/MCM Oil & Gas Sector Fund*
JNL/MCM Select Small-Cap Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM VIP Fund*

*MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)\

NOTE 1 - ORGANIZATION (CONTINUED)

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson
National, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2006, the following Funds changed names:

-------------------------------------------------------- ----------------------------------------------- ---------------------------
PRIOR PORTFOLIO NAME                                     CURRENT PORTFOLIO NAME                          EFFECTIVE DATE
-------------------------------------------------------- ----------------------------------------------- ---------------------------
-------------------------------------------------------- ----------------------------------------------- ---------------------------
JNL/FMR Capital Growth Fund                              JNL/FMR Mid-Cap Equity Fund                     May 1, 2006
-------------------------------------------------------- ----------------------------------------------- ---------------------------
-------------------------------------------------------- ----------------------------------------------- ---------------------------
JNL/Salomon Brothers High Yield Bond Fund                JNL/Western High Yield Bond Fund                May 1, 2006
-------------------------------------------------------- ----------------------------------------------- ---------------------------
-------------------------------------------------------- ----------------------------------------------- ---------------------------
JNL/Salomon Brothers Strategic Bond Fund                 JNL/Western Strategic Bond Fund                 May 1, 2006
-------------------------------------------------------- ----------------------------------------------- ---------------------------
-------------------------------------------------------- ----------------------------------------------- ---------------------------
JNL/Salomon Brothers U.S. Government & Quality Bond Fund JNL/Western U.S. Government & Quality Bond Fund May 1, 2006
-------------------------------------------------------- ----------------------------------------------- ---------------------------


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

     The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate
     Account. Therefore, no federal income tax has been provided.

NEW ACCOUNTING PRONOUNCEMENTS

     In September 2006, the Financial Accounting Standards Board issued
     Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value
     Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is in the process of analyzing the impact of SFAS
     No. 157. The Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)\

NOTE 3 - POLICY CHARGES

Charges are deducted from the Separate Account and remitted to Jackson National, to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

ASSET-BASED CHARGES

     INSURANCE CHARGES
     Jackson National deducts a daily contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 0.90% for years
     1-10, 0% to 0.25% for years 11-20 and 0% for years greater than 21 for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. This charge is an expense of the Separate Account and is deducted daily from the net assets of the Separate
     Account. This is charged through the daily unit value calculation.

TRANSACTION CHARGES

Policy premium payments are reflected net of the following charges paid:

     SALES CHARGE
     A basic sales charge is deducted from each premium payment received. This sales charge is not to exceed 6% of each premium in all years. Total sales charges deducted from premium payments for the years ended December 31, 2006 and 2005 amounted to $4,744 and $1,869, respectively.

     PREMIUM TAX CHARGE
     A premium tax charge in the amount of 2.5% is deducted from each premium payment. Premium taxes are paid to state and local governments.

     FEDERAL TAX CHARGE
     A federal tax charge of 1.25% is deducted from each premium payment.

     Total tax charges for the years ended December 31, 2006 and 2005 amounted to $3,083 and $1,573, respectively.

In addition to deductions for premium payments, cash value charges, if any, are assessed from the actual cash value of the policy. These charges are paid by redeeming units of the Separate Account held by the individual policyholder.

     COST OF INSURANCE CHARGE
     The cost of insurance varies with the amount of insurance, the insured's age, sex, risk class, and duration of the policy.

     MONTHLY POLICY CHARGE
     A monthly policy fee is assessed at $15 per month of policy years 1-3 and $7.50 per month thereafter.

     ADMINISTRATIVE CHARGE
     An administrative charge of 8 cents per thousand of the specified death benefit (policy face value) will be assessed in the first 10 policy years.

JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


     NOTE 3 - POLICY CHARGES (CONTINUED)

     OPTIONAL RIDER CHARGES
     Types of optional riders include the following: Scheduled Term Insurance, Waiver of Monthly Deductions, Waiver of Specified Premium, Guaranteed
     Minimum Death Benefit, and Child Insurance Rider. For a full explanation of product optional riders, please refer to the products prospectus.

     The total of cash value charges for the years ended December 31, 2006 and 2005 amounted to $45,021 and $17,098, respectively.

CONTRACT CHARGES

     TRANSFER FEE CHARGE
     A transfer fee of $25 will apply to transfers made by policyholders between the portfolios in excess of 15 transfers in a contract year. Jackson
     National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values.

     RE-UNDERWRITING FEE CHARGE
     If a transaction under a policy requires underwriting approval after the commencement date, a fee of $25 is assessed.

     ILLUSTRATION CHARGE
     One personalized illustration is free of charge each policy year. A fee of $25 will be assessed for any additional illustration request during the policy year.

     SURRENDER CHARGES
     During the first nine contract years, certain contracts include a provision for a charge upon the surrender, partial surrender or increase in the specified death benefit of the contract. The amount assessed under the contract terms, if any, depends upon the specified rate associated with the particular contract. The rate is determined based on a number of factors, including the insured's age, sex, underwriting risk classification, and the contract year of surrender. The surrender charges are assessed by Jackson
     National and withheld from the proceeds of the withdrawals.

     There were no contract charges assessed for the years ended December 31, 2006 and 2005.

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 2006, purchases and proceeds from sales of investments are as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                    JNL SERIES TRUST
------------------------------------------------------------------------------------------------------------------------------------
                                                                            PROCEEDS
                                                          PURCHASES        FROM SALES
JNL/AIM Large Cap Growth Fund                                 $   867       $     7
JNL/AIM Real Estate Fund                                       14,884        10,300
JNL/AIM Small Cap Growth Fund                                   3,368           277
JNL/Alger Growth Fund                                           1,836           435
JNL/Eagle Core Equity Fund                                         17            17
JNL/Eagle SmallCap Equity Fund                                  4,751           863


                                                                           PROCEEDS
                                                           PURCHASES      FROM SALES
JNL/FMR Balanced Fund                                          $    659        $     7
JNL/FMR Mid-Cap Equity Fund                                       3,315             75
JNL/Franklin Templeton Small Cap Value Fund                       9,872          6,881
JNL/JPMorgan International Equity Fund                            4,741            961
JNL/JPMorgan International Value Fund                            22,662         22,340
JNL/Lazard Emerging Markets Fund                                    402             78


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                      JNL SERIES TRUST (CONTINUED)
                                                                         PROCEEDS
                                                          PURCHASES     FROM SALES
JNL/Lazard Mid Cap Value Fund                               $   3,621    $   1,563
JNL/Lazard Small Cap Value Fund                                10,353        5,825
JNL/MCM Bond Index Fund                                            17           16
JNL/MCM Enhanced S&P 500 Stock Index Fund                       1,394          812
JNL/MCM International Index Fund                                4,298          248
JNL/MCM S&P 400 MidCap Fund                                     9,129        7,564
JNL/MCM S&P 500 Index Fund                                      3,136        2,644
JNL/Oppenheimer Global Growth Fund                              5,785        2,242
JNL/Oppenheimer Growth Fund                                       308          602
JNL/PIMCO Total Return Bond Fund                                1,452          172
JNL/Putnam Equity Fund                                            706           48






                                                                          PROCEEDS
                                                          PURCHASES      FROM SALES
JNL/Putnam Midcap Growth Fund                                 $   1,699       $    523
JNL/Select Balanced Fund
JNL/Select Global Growth Fund                                     2,468          2,113
JNL/Select Large Cap Growth Fund                                  2,818             67
JNL/Select Money Market Fund                                        746             48
JNL/Select Value Fund                                               845              4
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid Cap Growth Fund                                73             21
JNL/T. Rowe Price Value Fund                                      1,961          1,440
JNL/Western High Yield Bond Fund                                  3,473            900
JNL/Western Strategic Bond Fund                                     804            181
JNL/Western U.S. Government & Quality Bond Fund                   1,481            104
                                                                  1,423            486
                                                                 23,043         21,868

------------------------------------------------------------------------------------------------------------------------------------
                                             JNL VARIABLE FUND LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                          PROCEEDS
                                                           PURCHASES     FROM SALES
JNL/MCM Communications Sector Fund                             $    73       $     21
JNL/MCM Financial Sector Fund                                      608            308
JNL/MCM Healthcare Sector Fund                                   2,605          1,045
JNL/MCM JNL 5 Fund                                             123,536         30,078


                                                                        PROCEEDS
                                                           PURCHASES      FROM SALES
JNL/MCM Oil & Gas Sector Fund                                 $  43,369      $  26,978
JNL/MCM Select Small-Cap Fund                                       201             40
JNL/MCM Technology Sector Fund                                    1,429            154
JNL/MCM VIP Fund                                                107,625         36,348


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended
December 31, 2006 of unit values, total returns and expense ratios for variable universal life contracts in addition to certain other portfolio data.


                                                      JNL/              JNL/AIM              JNL/                JNL/
                                                 AIM Large Cap        Real Estate        AIM Small Cap       Alger Growth
                                                 Growth Portfolio    Portfolio (A)      Growth Portfolio       Portfolio
                                                 ---------------     ---------------    ----------------    ----------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                        $ 13.043494         $ 15.773143         $ 14.932860         $ 21.679087
   Total Return*                                          7.05%              35.39%              13.71%               4.27%
  Ratio of Expenses**                                     0.90%               0.90%               0.90%               0.90%
-----------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                        $ 12.184802         $ 11.650272         $ 13.132736         $ 20.790349
   Total Return*                                          6.54%           16.50%***               7.76%              11.62%
  Ratio of Expenses**                                     0.90%               0.90%               0.90%               0.90%
-----------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                        $ 11.436990            n/a              $ 12.186918         $ 18.625788
  1 Total Return*                                         6.76%            n/a                    2.98%               1.40%
  Ratio of Expenses**                                     0.90%            n/a                    0.90%               0.90%
-----------------------------------------



                                                  JNL/Alliance                              JNL/Eagle            JNL/FMR
                                                 Capital Growth      JNL/Eagle Core         SmallCap            Balanced
                                                  Portfolio (B)      Equity Portfolio    Equity Portfolio       Portfolio
                                                 ----------------    ----------------    ----------------    ----------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                           n/a               $ 20.931730         $ 25.199445         $ 12.678096
   Total Return*                                       n/a                    11.08%              19.27%               9.98%
  Ratio of Expenses**                                  n/a                     0.90%               0.90%               0.90%
-----------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                          $ 9.487806         $ 18.843788         $ 21.127511         $ 11.527881
   Total Return*                                          -8.81%               3.43%               1.77%               9.39%
  Ratio of Expenses**                                      0.90%               0.90%               0.90%               0.90%
-----------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                         $ 10.404021         $ 18.218234         $ 20.760234         $ 10.538134
  1 Total Return*                                          4.00%               2.98%               9.44%               6.33%
  Ratio of Expenses**                                      0.90%               0.90%               0.90%               0.90%
-----------------------------------------


                                                                      JNL/Franklin
                                                    JNL/FMR            Templeton
                                                 Mid-Cap Equity          Income
                                                   Portfolio         Portfolio (C)
                                                 ---------------     ---------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                        $ 26.348364         $ 10.935098
   Total Return*                                         11.26%            9.35%***
  Ratio of Expenses**                                     0.90%               0.90%
-----------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                        $ 23.682201            n/a
   Total Return*                                          5.39%            n/a
  Ratio of Expenses**                                     0.90%            n/a
-----------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                        $ 22.470701            n/a
  1 Total Return*                                        12.72%            n/a
  Ratio of Expenses**                                     0.90%            n/a
-----------------------------------------

*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(1) Total return is calculated for the period from March 8, 2004 through December 31, 2004 unless otherwise noted.

(A)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(B)  FOR 2005, THE PERIOD IS FROM JANUARY 1, 2005 THROUGH  ACQUISITION APRIL 28,
     2005. UNIT VALUES  DISCLOSED ARE AS OF APRIL 28, 2005.

(C)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.

JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)




                                                   JNL/               JNL/AIM              JNL/                JNL/
                                               AIM Large Cap        Real Estate        AIM Small Cap       Alger Growth
                                              Growth Portfolio     Portfolio (A)      Growth Portfolio       Portfolio
                                              ----------------    ----------------    ----------------    ----------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                      $ 13.552096         $ 15.982304         $ 15.523565         $ 23.566191
   Total Return*                                        7.82%              36.50%              14.56%               5.06%
  Ratio of Expenses**                                   0.15%               0.15%               0.15%               0.15%
-----------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                      $ 12.569223         $ 11.708362         $ 13.550122         $ 22.432168
  2 Total Return*                                      10.53%              17.08%              14.83%              15.60%
  Ratio of Expenses**                                   0.15%               0.15%               0.15%               0.15%
-----------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                        n/a                 n/a                 n/a                 n/a
   Total Return*                                    n/a                 n/a                 n/a                 n/a
  Ratio of Expenses**                               n/a                 n/a                 n/a                 n/a
-----------------------------------------



                                               JNL/Alliance                             JNL/Eagle            JNL/FMR
                                              Capital Growth      JNL/Eagle Core         SmallCap            Balanced
                                              Portfolio (B)       Equity Portfolio    Equity Portfolio      Portfolio
                                              ---------------     ---------------     ---------------     ---------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                        n/a              $ 22.525223         $ 27.226608         $ 13.319904
   Total Return*                                    n/a                   12.36%              20.16%              10.81%
  Ratio of Expenses**                               n/a                    0.15%               0.15%               0.15%
-----------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                     $ 10.011351         $ 20.047677         $ 22.658174         $ 12.020425
  2 Total Return*                                     -6.27%               5.73%               8.81%              13.05%
  Ratio of Expenses**                                  0.15%               0.15%               0.15%               0.15%
-----------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                        n/a                 n/a                 n/a                 n/a
   Total Return*                                    n/a                 n/a                 n/a                 n/a
  Ratio of Expenses**                               n/a                 n/a                 n/a                 n/a
-----------------------------------------



                                                                   JNL/Franklin
                                                 JNL/FMR            Templeton
                                              Mid-Cap Equity          Income
                                                Portfolio         Portfolio (C)
                                              ---------------     ---------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                     $ 28.763107         $ 10.989601
   Total Return*                                      12.14%            9.90***%
  Ratio of Expenses**                                  0.15%               0.15%
-----------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                     $ 25.648267            n/a
  2 Total Return*                                     10.48%            n/a
  Ratio of Expenses**                                  0.15%            n/a
-----------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                        n/a                 n/a
   Total Return*                                    n/a                 n/a
  Ratio of Expenses**                               n/a                 n/a
-----------------------------------------


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

2 Total return is calculated for the period from January 7, 2005 through December 31, 2005 unless otherwise noted.

(A)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(B)  FOR 2005, THE PERIOD IS FROM JANUARY 1, 2005 THROUGH  ACQUISITION APRIL 28,
     2005. UNIT VALUES  DISCLOSED ARE AS OF APRIL 28, 2005. (C)  COMMENCEMENT OF
     OPERATIONS MAY 1, 2006.

JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                   JNL/               JNL/AIM              JNL/                JNL/
                                               AIM Large Cap        Real Estate        AIM Small Cap       Alger Growth
                                              Growth Portfolio     Portfolio (A)      Growth Portfolio       Portfolio
                                              ----------------    ----------------    ----------------    ----------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                              $ 1                 $ 6                 $ 9                 $ 2
   Units Outstanding (in thousands)                         -                   -                   1                   -
   Investment Income Ratio *                            0.00%               0.06%               0.00%               0.01%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                              $ -                 $ -                 $ 5                 $ 1
   Units Outstanding (in thousands)                         -                   -                   -                   -
   Investment Income Ratio *                            0.00%               0.00%               0.00%               0.10%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                              $ -                 n/a                 $ -                 $ -
   Units Outstanding (in thousands)                         -                 n/a                   -                   -
   Investment Income Ratio *                            0.00%                 n/a               0.00%               0.00%





                                               JNL/Alliance                             JNL/Eagle            JNL/FMR
                                              Capital Growth      JNL/Eagle Core         SmallCap            Balanced
                                              Portfolio (B)       Equity Portfolio    Equity Portfolio      Portfolio
                                              ---------------     ---------------     ---------------     ---------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                        n/a                      $ -                 $ 7                 $ 1
   Units Outstanding (in thousands)                 n/a                        -                   -                   -
   Investment Income Ratio *                        n/a                    0.00%               0.00%               0.03%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                             $ -                 $ -                 $ 2                 $ -
   Units Outstanding (in thousands)                        -                   -                   -                   -
   Investment Income Ratio *                           0.00%               0.00%               0.00%               0.00%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                             $ -                 $ -                 $ -                 $ -
   Units Outstanding (in thousands)                        -                   -                   -                   -
   Investment Income Ratio *                           0.00%               0.00%               0.00%               0.00%



                                                                   JNL/Franklin
                                                 JNL/FMR            Templeton
                                              Mid-Cap Equity          Income
                                                Portfolio         Portfolio (C)
                                              ---------------     ---------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                             $ 4                 $ -
   Units Outstanding (in thousands)                        -                   -
   Investment Income Ratio *                           0.00%          0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                             $ -            n/a
   Units Outstanding (in thousands)                        -            n/a
   Investment Income Ratio *                           0.00%            n/a

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                             $ -            n/a
   Units Outstanding (in thousands)                        -            n/a
   Investment Income Ratio *                           0.00%            n/a

*    THESE AMOUNTS REPRESENT THE DIVIDENDS,  EXCLUDING  DISTRIBUTIONS OF CAPITAL
     GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY
     AVERAGE NET ASSETS.

(A)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(B)  FOR 2005, THE PERIOD IS FROM JANUARY 1, 2005 THROUGH  ACQUISITION APRIL 28,
     2005.

(C) COMMENCEMENT OF OPERATIONS MAY 1, 2006.


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                             JNL/Franklin                            JNL/Goldman
                                              Templeton          JNL/Goldman            Sachs           JNL/JPMorgan
                                              Small Cap         Sachs Mid Cap       Short Duration      International
                                            Value Portfolio (A) Value Portfolio (A) Bond PORTFOLIO (B) Equity Portfolio
                                            ---------------     ---------------     ---------------    ----------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                   $ 12.843061         $ 13.034651         $ 10.258597         $ 19.324515
   Total Return*                                    17.03%              15.02%            2.59%***              21.92%
  Ratio of Expenses**                                0.90%               0.90%               0.90%               0.90%
---------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                   $ 10.974323         $ 11.332174            n/a              $ 15.850466
   Total Return*                                  9.74%***           13.32%***            n/a                    9.95%
  Ratio of Expenses**                                0.90%               0.90%            n/a                    0.90%
---------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                      n/a                 n/a                 n/a              $ 14.415999
  1 Total Return*                                 n/a                 n/a                 n/a                   11.01%
  Ratio of Expenses**                             n/a                 n/a                 n/a                    0.90%
---------------------------------------


                                             JNL/JPMorgan         JNL/Lazard          JNL/Lazard          JNL/Lazard
                                             International      Emerging Markets        Mid Cap            Small Cap
                                            Value Portfolio      Portfolio (B)      Value Portfolio     Value Portfolio
                                            ----------------    ----------------    ----------------    ----------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                    $ 16.997929         $ 10.934556         $ 22.251976         $ 18.515138
   Total Return*                                     31.09%            9.35%***              13.83%              16.08%
  Ratio of Expenses**                                 0.90%               0.90%               0.90%               0.90%
---------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                    $ 12.966867           n/a               $ 19.549125         $ 15.950728
   Total Return*                                     18.19%           n/a                     8.00%               3.91%
  Ratio of Expenses**                                 0.90%           n/a                     0.90%               0.90%
---------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                    $ 10.971048           n/a               $ 18.100570         $ 15.350523
  1 Total Return*                                    14.99%           n/a                    14.93%               8.56%
  Ratio of Expenses**                                 0.90%           n/a                     0.90%               0.90%
---------------------------------------


                                                JNL/MCM            JNL/MCM             JNL/MCM
                                                  25              Bond Index        Communications
                                             Portfolio (B)        Portfolio         Sector Portfolio
                                            ----------------    ---------------     ---------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                    $ 10.528746        $ 11.917170          $ 6.488068
   Total Return*                                   5.29%***              3.46%              36.27%
  Ratio of Expenses**                                 0.90%              0.90%               0.90%
---------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                      n/a              $ 11.518325          $ 4.761086
   Total Return*                                  n/a                    1.56%               0.27%
  Ratio of Expenses**                             n/a                    0.90%               0.90%
---------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                      n/a              $ 11.341466          $ 4.748186
  1 Total Return*                                 n/a                    0.33%               5.97%
  Ratio of Expenses**                             n/a                    0.90%               0.90%
---------------------------------------

*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(1) Total return is calculated for the period from March 8, 2004 through December 31, 2004 unless otherwise noted.

(A)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(B)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                             JNL/Franklin                            JNL/Goldman
                                              Templeton          JNL/Goldman            Sachs           JNL/JPMorgan
                                              Small Cap         Sachs Mid Cap       Short Duration      International
                                            Value Portfolio (A) Value Portfolio (A) Bond PORTFOLIO (B) Equity Portfolio
                                            ---------------     ---------------     ---------------    ----------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                   $ 12.987460         $ 13.197989         $ 10.309745         $ 21.077832
   Total Return*                                    17.76%              15.89%            3.10%***              22.79%
  Ratio of Expenses**                                0.15%               0.15%               0.15%               0.15%
---------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                   $ 11.029022         $ 11.388666            n/a              $ 17.165760
  2 Total Return*                                   10.29%              13.89%            n/a                   14.18%
  Ratio of Expenses**                                0.15%               0.15%            n/a                    0.15%
---------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                      n/a                 n/a                 n/a                n/a
   Total Return*                                  n/a                 n/a                 n/a                n/a
  Ratio of Expenses**                             n/a                 n/a                 n/a                n/a
---------------------------------------




                                             JNL/JPMorgan         JNL/Lazard          JNL/Lazard          JNL/Lazard
                                             International      Emerging Markets        Mid Cap            Small Cap
                                            Value Portfolio      Portfolio (B)      Value Portfolio     Value Portfolio
                                            ----------------    ----------------    ----------------    ----------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                    $ 18.113317         $ 10.996182         $ 23.777983         $ 19.782957
   Total Return*                                     32.07%            9.96%***              14.68%              16.95%
  Ratio of Expenses**                                 0.15%               0.15%               0.15%               0.15%
---------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                    $ 13.714953           n/a               $ 20.734222         $ 16.915862
  2 Total Return*                                    21.49%           n/a                    11.95%              10.61%
  Ratio of Expenses**                                 0.15%           n/a                     0.15%               0.15%
---------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                      n/a                 n/a                 n/a                 n/a
   Total Return*                                  n/a                 n/a                 n/a                 n/a
  Ratio of Expenses**                             n/a                 n/a                 n/a                 n/a
---------------------------------------


                                                JNL/MCM            JNL/MCM
                                                  25              Bond Index
                                             Portfolio (B)        Portfolio
                                            ----------------    ---------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                    $ 10.581230        $ 12.251576
   Total Return*                                   5.81%***              3.69%
  Ratio of Expenses**                                 0.15%              0.15%
---------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                      n/a              $ 11.815235
  2 Total Return*                                 n/a                    2.08%
  Ratio of Expenses**                             n/a                    0.15%
---------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                      n/a                 n/a
   Total Return*                                  n/a                 n/a
  Ratio of Expenses**                             n/a                 n/a
---------------------------------------

*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

2 Total return is calculated for the period from January 7, 2005 through December 31, 2005 unless otherwise noted.

(A)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(B)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.

JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                             JNL/Franklin                            JNL/Goldman
                                              Templeton          JNL/Goldman            Sachs           JNL/JPMorgan
                                              Small Cap         Sachs Mid Cap       Short Duration      International
                                            Value Portfolio (A) Value Portfolio (A) Bond PORTFOLIO (B) Equity Portfolio
                                            ---------------     ---------------     ---------------    ----------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                           $ 3                 $ -                 $ -                 $ 5
   Units Outstanding (in thousands)                      -                   -                   -                   -
   Investment Income Ratio *                         0.04%               0.00%          0.00%                    0.02%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                           $ -                 $ -            n/a                      $ 1
   Units Outstanding (in thousands)                      -                   -            n/a                        -
   Investment Income Ratio *                         0.00%               0.00%            n/a                    1.95%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                      n/a                 n/a                 n/a                      $ -
   Units Outstanding (in thousands)               n/a                 n/a                 n/a                        -
   Investment Income Ratio *                      n/a                 n/a                 n/a                    0.00%


                                             JNL/JPMorgan         JNL/Lazard          JNL/Lazard          JNL/Lazard
                                             International      Emerging Markets        Mid Cap            Small Cap
                                            Value Portfolio      Portfolio (B)      Value Portfolio     Value Portfolio
                                            ----------------    ----------------    ----------------    ----------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                            $ 4                 $ -                $ 16                $ 21
   Units Outstanding (in thousands)                       -                   -                   1                   1
   Investment Income Ratio *                          0.05%          0.00%                    0.21%               1.37%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                            $ 3           n/a                      $ 13                $ 18
   Units Outstanding (in thousands)                       -           n/a                         1                   1
   Investment Income Ratio *                          0.73%           n/a                    11.33%               5.29%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                            $ -           n/a                       $ -                 $ -
   Units Outstanding (in thousands)                       -           n/a                         -                   -
   Investment Income Ratio *                          0.00%           n/a                     0.00%               0.00%




                                                JNL/MCM            JNL/MCM
                                                  25              Bond Index
                                             Portfolio (B)        Portfolio
                                            ----------------    ---------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                            $ -                $ -
   Units Outstanding (in thousands)                       -                  -
   Investment Income Ratio *                     0.00%                   0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                      n/a                      $ -
   Units Outstanding (in thousands)               n/a                        -
   Investment Income Ratio *                      n/a                    0.00%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                      n/a                      $ -
   Units Outstanding (in thousands)               n/a                        -
   Investment Income Ratio *                      n/a                    0.00%


*    THESE AMOUNTS REPRESENT THE DIVIDENDS,  EXCLUDING  DISTRIBUTIONS OF CAPITAL
     GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY
     AVERAGE NET ASSETS.

(A)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(B)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                                      JNL/MCM
                                              JNL/MCM              JNL/MCM            Enhanced            JNL/MCM
                                           Communications      Consumer Brands     S&P 500 Stock       Financial Sector
                                          Sector Portfolio     Sector Portfolio    Index Portfolio       Portfolio
                                          -----------------    ----------------    ---------------     ---------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                    $ 6.488068         $ 12.399483        $ 10.373925         $ 15.755046
   Total Return*                                    36.27%              12.69%             16.03%              18.00%
  Ratio of Expenses**                                0.90%               0.90%              0.90%               0.90%
------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                    $ 4.761086         $ 11.002881         $ 8.940821         $ 13.351496
   Total Return*                                     0.27%              -3.02%              3.66%               5.67%
  Ratio of Expenses**                                0.90%               0.90%              0.90%               0.90%
------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                    $ 4.748186         $ 11.345986         $ 8.624905         $ 12.634918
  1 Total Return*                                    5.97%               6.10%              6.97%               4.95%
  Ratio of Expenses**                                0.90%               0.90%              0.90%               0.90%
------------------------------------



                                             JNL/MCM             JNL/MCM             JNL/MCM             JNL/MCM
                                            Healthcare        International           JNL 5           JNL Optimized
                                          Sector Portfolio    Index Portfolio     Portfolio (A)       5 Portfolio (B)
                                          ---------------     ---------------     ---------------     ---------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                 $ 12.670234         $ 19.503581         $ 14.157712         $ 10.781316
   Total Return*                                   5.50%              24.80%              17.92%            7.81%***
  Ratio of Expenses**                              0.90%               0.90%               0.90%               0.90%
------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                 $ 12.009391         $ 15.628400         $ 12.005779            n/a
   Total Return*                                   6.97%              12.44%               9.94%            n/a
  Ratio of Expenses**                              0.90%               0.90%               0.90%            n/a
------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                 $ 11.227250         $ 13.898818         $ 10.919888            n/a
  1 Total Return*                                 -2.18%              13.87%               9.20%            n/a
  Ratio of Expenses**                              0.90%               0.90%               0.90%            n/a
------------------------------------


                                             JNL/MCM             JNL/MCM
                                          Oil & Gas Sector    S&P 400 MidCap
                                          Sector Portfolio    Index Portfolio
                                          ---------------     ---------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                 $ 29.570472         $ 15.911912
   Total Return*                                  19.97%               8.93%
  Ratio of Expenses**                              0.90%               0.90%
------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                 $ 24.647451         $ 14.608014
   Total Return*                                  35.86%              11.14%
  Ratio of Expenses**                              0.90%               0.90%
------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                 $ 18.141313         $ 13.144033
  1 Total Return*                                 21.57%               8.69%
  Ratio of Expenses**                              0.90%               0.90%
------------------------------------

*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(1) Total return is calculated for the period from March 8, 2004 through December 31, 2004 unless otherwise noted.

(A)  INCEPTION DATE OCTOBER 1, 2004.

(B)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                                   JNL/MCM
                                            JNL/MCM             JNL/MCM            Enhanced            JNL/MCM
                                         Communications     Consumer Brands     S&P 500 Stock       Financial Sector
                                        Sector Portfolio    Sector Portfolio    Index Portfolio       Portfolio
                                        -----------------   ----------------    ---------------     ---------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                  $ 6.821600        $ 13.115267        $ 10.986554         $ 16.613994
   Total Return*                                  36.48%             13.54%             16.89%              18.87%
  Ratio of Expenses**                              0.15%              0.15%              0.15%               0.15%
------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                  $ 4.998395        $ 11.551310         $ 9.399347         $ 13.976469
  2 Total Return*                                  1.44%             -0.09%              6.68%               8.58%
  Ratio of Expenses**                              0.15%              0.15%              0.15%               0.15%
------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                   n/a                n/a                 n/a                 n/a
   Total Return*                               n/a                n/a                 n/a                 n/a
  Ratio of Expenses**                          n/a                n/a                 n/a                 n/a
------------------------------------


                                           JNL/MCM             JNL/MCM             JNL/MCM             JNL/MCM
                                          Healthcare        International           JNL 5           JNL Optimized
                                        Sector Portfolio    Index Portfolio     Portfolio (A)       5 Portfolio (B)
                                        ---------------     ---------------     ---------------     ---------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                               $ 13.385256         $ 20.251508         $ 14.396761         $ 10.835064
   Total Return*                                 6.29%              25.79%              18.81%            8.35%***
  Ratio of Expenses**                            0.15%               0.15%               0.15%               0.15%
------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                               $ 12.593012         $ 16.098853         $ 12.117530            n/a
  2 Total Return*                                9.24%              16.53%              14.66%            n/a
  Ratio of Expenses**                            0.15%               0.15%               0.15%            n/a
------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                  n/a                 n/a                 n/a                 n/a
   Total Return*                              n/a                 n/a                 n/a                 n/a
  Ratio of Expenses**                         n/a                 n/a                 n/a                 n/a
------------------------------------


                                           JNL/MCM             JNL/MCM
                                        Oil & Gas Sector    S&P 400 MidCap
                                        Sector Portfolio    Index Portfolio
                                        ---------------     ---------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                               $ 31.260906         $ 16.515244
   Total Return*                                20.89%               9.75%
  Ratio of Expenses**                            0.15%               0.15%
------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                               $ 25.859913         $ 15.048714
  2 Total Return*                               42.10%              17.00%
  Ratio of Expenses**                            0.15%               0.15%
------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                  n/a                 n/a
   Total Return*                              n/a                 n/a
  Ratio of Expenses**                         n/a                 n/a
------------------------------------


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

2 Total return is calculated for the period from January 7, 2005 through December 31, 2005 unless otherwise noted.

(A)  INCEPTION DATE OCTOBER 1, 2004.

(B)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                      JNL/MCM
                                            JNL/MCM                JNL/MCM            Enhanced            JNL/MCM
                                         Communications        Consumer Brands     S&P 500 Stock       Financial Sector
                                        Sector Portfolio       Sector Portfolio    Index Portfolio       Portfolio
                                        -----------------      ----------------    ---------------     ---------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                         $ -                   $ -                $ 1                 $ 1
   Units Outstanding (in thousands)                    -                     -                  -                   -
   Investment Income Ratio *                       0.00%                 0.00%              0.08%               0.02%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                         $ -                   $ -                $ 1                 $ -
   Units Outstanding (in thousands)                    -                     -                  -                   -
   Investment Income Ratio *                       0.00%                 0.00%             11.09%               2.75%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                         $ -                   $ -                $ -                 $ -
   Units Outstanding (in thousands)                    -                     -                  -                   -
   Investment Income Ratio *                       0.00%                 0.00%              0.00%               0.00%




                                           JNL/MCM             JNL/MCM             JNL/MCM             JNL/MCM
                                          Healthcare        International           JNL 5           JNL Optimized
                                        Sector Portfolio    Index Portfolio     Portfolio (A)       5 Portfolio (B)
                                        ---------------     ---------------     ---------------     ---------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)
   Units Outstanding (in thousands)                $ 3                 $ 8               $ 273                 $ -
   Investment Income Ratio *                         -                   -                  19                   -
                                                 0.02%               0.02%               0.02%          0.00%
PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)
   Units Outstanding (in thousands)                $ 1                 $ 3               $ 141            n/a
   Investment Income Ratio *                         -                   -                  12            n/a
                                                 1.27%               2.36%               0.04%            n/a
PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)
   Units Outstanding (in thousands)                $ -                 $ -                 $ 8            n/a
   Investment Income Ratio *                         -                   -                   1            n/a
                                                 0.00%               0.00%               0.31%            n/a


                                           JNL/MCM             JNL/MCM
                                        Oil & Gas Sector    S&P 400 MidCap
                                        Sector Portfolio    Index Portfolio
                                        ---------------     ---------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                      $ 21                 $ 9
   Units Outstanding (in thousands)                  1                   1
   Investment Income Ratio *                     0.07%               0.04%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                       $ 4                 $ 7
   Units Outstanding (in thousands)                  -                   -
   Investment Income Ratio *                     3.56%               1.68%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                                           $ 2
   Units Outstanding (in thousands)                                      -
   Investment Income Ratio *                     0.00%               0.34%

*    THESE AMOUNTS REPRESENT THE DIVIDENDS,  EXCLUDING  DISTRIBUTIONS OF CAPITAL
     GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY
     AVERAGE NET ASSETS.

(A)  INCEPTION DATE OCTOBER 1, 2004.

(B)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.

JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)




                                            JNL/MCM            JNL/MCM             JNL/MCM             JNL/MCM
                                            S&P 500         Select Small-Cap      Small Cap          Technology
                                        Index Portfolio     Portfolio (C)      Index Portfolio     Sector Portfolio
                                        -----------------   ---------------    ----------------    ----------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                 $ 12.711674        $ 9.923836         $ 16.209355          $ 6.601915
   Total Return*                                  14.26%         -0.76%***              16.50%               8.67%
  Ratio of Expenses**                              0.90%             0.90%               0.90%               0.90%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                 $ 11.125182          n/a              $ 13.913683          $ 6.075313
   Total Return*                                   3.59%          n/a                    3.45%               1.67%
  Ratio of Expenses**                              0.90%          n/a                    0.90%               0.90%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                 $ 10.739527          n/a              $ 13.449497          $ 5.975623
  1 Total Return*                                  6.06%          n/a                    9.69%               2.57%
  Ratio of Expenses**                              0.90%          n/a                    0.90%               0.90%
-------------------------------------



                                            JNL/MCM         JNL/Oppenheimer          JNL/           JNL/PPM America
                                              VIP            Global Growth        Oppenheimer         High Yield
                                         Portfolio (A)         Portfolio        Growth Portfolio    Bond Portfolio (B)
                                        ----------------    ----------------    ----------------    ----------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                $ 13.465353         $ 15.260477          $ 9.503626           n/a
   Total Return*                                 11.34%              16.16%               4.30%           n/a
  Ratio of Expenses**                             0.90%               0.90%               0.90%           n/a
-------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                $ 12.094139         $ 13.137532          $ 9.112160           n/a
   Total Return*                                  9.07%              12.96%               8.29%           n/a
  Ratio of Expenses**                             0.90%               0.90%               0.90%           n/a
-------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                $ 11.088678         $ 11.630080          $ 8.414584       $ 17.086116
  1 Total Return*                                10.89%              11.83%               1.14%             2.25%
  Ratio of Expenses**                             0.90%               0.90%               0.90%             0.90%
-------------------------------------


                                          JNL/PIMCO
                                         Total Return         JNL/Putnam
                                        Bond Portfolio      Equity Portfolio
                                        ---------------     ---------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                               $ 15.312945         $ 26.339871
   Total Return*                                 2.66%              12.81%
  Ratio of Expenses**                            0.90%               0.90%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                               $ 14.915980         $ 23.348939
   Total Return*                                 1.70%               8.04%
  Ratio of Expenses**                            0.90%               0.90%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                               $ 14.667118         $ 21.611100
  1 Total Return*                                1.54%               8.57%
  Ratio of Expenses**                            0.90%               0.90%
-------------------------------------

*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE
     REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

***  TOTAL RETURN IS CALCULATED  FROM THE EFFECTIVE  DATE THROUGH THE END OF THE
     REPORTING PERIOD.  THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT
     IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

(1) Total return is calculated for the period from March 8, 2004 through December 31, 2004 unless otherwise noted.

(A)  COMMENCEMENT OF OPERATIONS OCTOBER 1, 2004.

(B)  FOR 2004, THE PERIOD IS FROM MARCH 8, 2004 THROUGH  ACQUISITION  OCTOBER 1,
     2004. UNIT VALUES  DISCLOSED ARE AS OF OCTOBER 1, 2004.

(C)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.

JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)




                                            JNL/MCM            JNL/MCM             JNL/MCM             JNL/MCM
                                            S&P 500         Select Small-Cap      Small Cap          Technology
                                        Index Portfolio     Portfolio (C)      Index Portfolio     Sector Portfolio
                                        -----------------   ---------------    ----------------    ----------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                 $ 13.194850        $ 9.980246         $ 16.839131          $ 6.971421
   Total Return*                                  15.12%         -0.20%***              17.49%               9.30%
  Ratio of Expenses**                              0.15%             0.15%               0.15%               0.15%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                 $ 11.462028          n/a              $ 14.332697          $ 6.378130
  2 Total Return*                                  6.57%          n/a                   10.77%               6.55%
  Ratio of Expenses**                              0.15%          n/a                    0.15%               0.15%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                   n/a                n/a                n/a                 n/a
 1  Total Return*                              n/a                n/a                n/a                 n/a
  Ratio of Expenses**                          n/a                n/a                n/a                 n/a
-------------------------------------



                                            JNL/MCM         JNL/Oppenheimer          JNL/           JNL/PPM America
                                              VIP            Global Growth        Oppenheimer         High Yield
                                         Portfolio (A)         Portfolio        Growth Portfolio    Bond Portfolio (B)
                                        ----------------    ----------------    ----------------    ----------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                $ 13.693601         $ 15.922640          $ 9.912201           n/a
   Total Return*                                 12.17%              17.03%               5.04%           n/a
  Ratio of Expenses**                             0.15%               0.15%               0.15%           n/a
-------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                $ 12.207485         $ 13.605426          $ 9.436694           n/a
  2 Total Return*                                13.05%              17.76%              12.36%           n/a
  Ratio of Expenses**                             0.15%               0.15%               0.15%           n/a
-------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                  n/a                 n/a                 n/a                 n/a
 1  Total Return*                             n/a                 n/a                 n/a                 n/a
  Ratio of Expenses**                         n/a                 n/a                 n/a                 n/a
-------------------------------------


                                          JNL/PIMCO
                                         Total Return         JNL/Putnam
                                        Bond Portfolio      Equity Portfolio
                                        ---------------     ---------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                               $ 16.344770         $ 28.769233
   Total Return*                                 3.42%              13.77%
  Ratio of Expenses**                            0.15%               0.15%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                               $ 15.804809         $ 25.287237
  2 Total Return*                                2.71%              11.19%
  Ratio of Expenses**                            0.15%               0.15%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                  n/a                 n/a
 1  Total Return*                             n/a                 n/a
  Ratio of Expenses**                         n/a                 n/a
-------------------------------------


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE
     REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

***  TOTAL RETURN IS CALCULATED  FROM THE EFFECTIVE  DATE THROUGH THE END OF THE
     REPORTING PERIOD.  THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT
     IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

2 Total return is calculated for the period from January 7, 2005 through December 31, 2005 unless otherwise noted.

(A)  COMMENCEMENT OF OPERATIONS OCTOBER 1, 2004.

(B)  FOR 2004, THE PERIOD IS FROM MARCH 8, 2004 THROUGH  ACQUISITION  OCTOBER 1,
     2004. UNIT VALUES  DISCLOSED ARE AS OF OCTOBER 1, 2004.

(C)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.

JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                           JNL/MCM             JNL/MCM            JNL/MCM             JNL/MCM
                                           S&P 500         Select Small-Cap      Small Cap           Technology
                                        Index Portfolio     Portfolio (C)      Index Portfolio     Sector Portfolio
                                        ---------------    ----------------    ---------------     ---------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                      $ 30                 $ -                $ 1                 $ 1
   Units Outstanding (in thousands)                  2                   -                  -                   -
   Investment Income Ratio *                     0.03%               0.00%              0.00%               0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                      $ 25           n/a                      $ -                 $ -
   Units Outstanding (in thousands)                  2           n/a                        -                   -
   Investment Income Ratio *                     1.66%           n/a                    0.00%               0.00%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                       $ 2           n/a                      $ -                 $ -
   Units Outstanding (in thousands)                  -           n/a                        -                   -
   Investment Income Ratio *                     0.81%           n/a                    0.00%               0.00%



                                           JNL/MCM         JNL/Oppenheimer          JNL/           JNL/PPM America
                                             VIP           Global Growth        Oppenheimer          High Yield
                                        Portfolio (A)        Portfolio         Growth Portfolio    Bond Portfolio (B)
                                        ---------------    ---------------     ---------------     ---------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                      $ 96               $ 34                 $ 1            n/a
   Units Outstanding (in thousands)                  7                  2                   -            n/a
   Investment Income Ratio *                     0.05%              0.08%               0.00%            n/a

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                      $ 13               $ 27                 $ 1            n/a
   Units Outstanding (in thousands)                  1                  2                   -            n/a
   Investment Income Ratio *                     0.40%              0.23%               0.14%            n/a

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                       $ -                $ -                 $ -                 $ -
   Units Outstanding (in thousands)                  -                  -                   -                   -
   Investment Income Ratio *                     0.00%              0.00%               0.00%               0.00%


                                           JNL/PIMCO
                                         Total Return         JNL/Putnam
                                        Bond Portfolio      Equity Portfolio
                                        ----------------    ---------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                        $ 2                $ 1
   Units Outstanding (in thousands)                   -                  -
   Investment Income Ratio *                      0.01%              0.01%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                        $ -                $ -
   Units Outstanding (in thousands)                   -                  -
   Investment Income Ratio *                      6.17%              0.00%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                        $ -                $ -
   Units Outstanding (in thousands)                   -                  -
   Investment Income Ratio *                      0.00%              0.00%

*    THESE AMOUNTS REPRESENT THE DIVIDENDS,  EXCLUDING  DISTRIBUTIONS OF CAPITAL
     GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY
     AVERAGE NET ASSETS.

(A)  COMMENCEMENT OF OPERATIONS OCTOBER 1, 2004.

(B)  FOR 2004, THE PERIOD IS FROM MARCH 8, 2004 THROUGH  ACQUISITION  OCTOBER 1,
     2004.

(C)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.

JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)




                                         JNL/Putnam          JNL/Putnam          JNL/Select         JNL/Select          JNL/Select
                                           Midcap              Value              Balanced         Global Growth        Large Cap
                                       Growth Portfolio    Equity Portfolio      Portfolio           Portfolio          Portfolio
                                       ---------------     ---------------     ---------------    ----------------    --------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                               $ 9.158161         $ 24.805417         $ 29.163333         $ 28.302701        $ 30.181133
   Total Return*                                5.00%              12.20%              12.97%              12.55%              3.94%
  Ratio of Expenses**                           0.90%               0.90%               0.90%               0.90%              0.90%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                               $ 8.722094         $ 22.108566         $ 25.814461         $ 25.145745        $ 29.037144
   Total Return*                               11.30%               4.24%               4.92%               1.20%              3.92%
  Ratio of Expenses**                           0.90%               0.90%               0.90%               0.90%              0.90%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                               $ 7.836324         $ 21.210012         $ 24.604026         $ 24.846931        $ 27.940809
  1 Total Return*                              11.51%               5.09%               5.95%               6.29%              6.18%
  Ratio of Expenses**                           0.90%               0.90%               0.90%               0.90%              0.90%
-------------------------------------


                                          JNL/Select        JNL/Select        JNL/T. Rowe         JNL/T. Rowe            JNL/
                                         Money Market          Value         Price Established   Price Mid-Cap       T. Rowe Price
                                          Portfolio          Portfolio       Growth Portfolio    Growth Portfolio   Value Portfolio
                                        ---------------   ----------------   ---------------     ---------------    ----------------
HIGHEST EXPENSE RATIO
                                             17.780593
PERIOD ENDED DECEMBER 31, 2006
  Unit Value                               $ 13.860535        $ 21.601715       $ 32.826864         $ 43.031124         $ 17.217693
   Total Return*                                 3.79%             20.36%            12.98%               6.05%              19.23%
  Ratio of Expenses**                            0.90%              0.90%             0.90%               0.90%               0.90%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                               $ 13.354305        $ 17.947225       $ 29.055701         $ 40.577277         $ 14.441114
   Total Return*                                 1.99%              7.44%             5.35%              13.30%               5.82%
  Ratio of Expenses**                            0.90%              0.90%             0.90%               0.90%               0.90%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                               $ 13.093103        $ 16.704017       $ 27.580392         $ 35.814269         $ 13.646723
  1 Total Return*                                0.17%              8.92%             6.13%              12.84%               9.77%
  Ratio of Expenses**                            0.90%              0.90%             0.90%               0.90%               0.90%
-------------------------------------


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH  THE  REDEMPTION  OF  UNITS,  INCLUSION  OF THESE  EXPENSES  IN THE
     CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

**   ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT,  CONSISTING PRIMARILY
     OF MORTALITY AND EXPENSE  CHARGES,  FOR EACH PERIOD  INDICATED.  THE RATIOS
     INCLUDE  ONLY THOSE  EXPENSES  THAT  RESULT IN A DIRECT  REDUCTION  TO UNIT
     VALUES.  CHARGES  MADE  DIRECTLY TO  CONTRACT  OWNER  ACCOUNTS  THROUGH THE
     REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

***  TOTAL RETURN IS CALCULATED  FROM THE EFFECTIVE  DATE THROUGH THE END OF THE
     REPORTING PERIOD.  THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT
     IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

(1) Total return is calculated for the period from March 8, 2004 through December 31, 2004 unless otherwise noted.


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)




                                         JNL/Putnam         JNL/Putnam          JNL/Select         JNL/Select          JNL/Select
                                           Midcap             Value              Balanced         Global Growth        Large Cap
                                       Growth Portfolio   Equity Portfolio      Portfolio           Portfolio          Portfolio
                                       ---------------    ---------------     ---------------    ----------------    ---------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                               $ 9.627776        $ 27.066299         $ 31.690757         $ 30.884631        $ 32.932137
   Total Return*                                5.77%             13.04%              13.72%              13.41%              4.72%
  Ratio of Expenses**                           0.15%              0.15%               0.15%               0.15%              0.15%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                               $ 9.102631        $ 23.943879         $ 27.867979         $ 27.233313        $ 31.447766
  2 Total Return*                              16.77%              6.92%               7.07%               5.55%              7.88%
  Ratio of Expenses**                           0.15%              0.15%               0.15%               0.15%              0.15%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                 n/a                n/a                 n/a                n/a                 n/a
 1  Total Return*                            n/a                n/a                 n/a                n/a                 n/a
  Ratio of Expenses**                        n/a                n/a                 n/a                n/a                 n/a
-------------------------------------



                                         JNL/Select        JNL/Select         JNL/T. Rowe         JNL/T. Rowe            JNL/
                                        Money Market          Value          Price Established   Price Mid-Cap       T. Rowe Price
                                         Portfolio          Portfolio        Growth Portfolio    Growth Portfolio   Value Portfolio
                                       ---------------   ----------------    ---------------     ---------------    ----------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                              $ 15.123384        $ 22.227391        $ 35.827510         $ 46.953069         $ 18.039588
   Total Return*                                4.57%             20.87%             13.85%               6.84%              20.12%
  Ratio of Expenses**                           0.15%              0.15%              0.15%               0.15%               0.15%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                              $ 14.462893        $ 18.389963        $ 31.468098         $ 43.945757         $ 15.017674
  2 Total Return*                               2.73%             10.78%              8.51%              19.37%               8.88%
  Ratio of Expenses**                           0.15%              0.15%              0.15%               0.15%               0.15%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                 n/a               n/a                 n/a                 n/a                n/a
 1  Total Return*                            n/a               n/a                 n/a                 n/a                n/a
  Ratio of Expenses**                        n/a               n/a                 n/a                 n/a                n/a
-------------------------------------

*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH  THE  REDEMPTION  OF  UNITS,  INCLUSION  OF THESE  EXPENSES  IN THE
     CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

**   ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT,  CONSISTING PRIMARILY
     OF MORTALITY AND EXPENSE  CHARGES,  FOR EACH PERIOD  INDICATED.  THE RATIOS
     INCLUDE  ONLY THOSE  EXPENSES  THAT  RESULT IN A DIRECT  REDUCTION  TO UNIT
     VALUES.  CHARGES  MADE  DIRECTLY TO  CONTRACT  OWNER  ACCOUNTS  THROUGH THE
     REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

***  TOTAL RETURN IS CALCULATED  FROM THE EFFECTIVE  DATE THROUGH THE END OF THE
     REPORTING PERIOD.  THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT
     IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

2 Total return is calculated for the period from January 7, 2005 through December 31, 2005 unless otherwise noted.


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                        JNL/Putnam          JNL/Putnam          JNL/Select         JNL/Select          JNL/Select
                                          Midcap              Value              Balanced         Global Growth        Large Cap
                                      Growth Portfolio    Equity Portfolio      Portfolio           Portfolio          Portfolio
                                      ---------------     ---------------     ---------------    ----------------    ---------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                     $ 2                 $ -                 $ 1                 $ 3                $ -
   Units Outstanding (in thousands)                -                   -                   -                   -                  -
   Investment Income Ratio *                   0.00%               0.00%               0.02%               0.03%              0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                     $ 1                 $ -                 $ 1                 $ -                $ -
   Units Outstanding (in thousands)                -                   -                   -                   -                  -
   Investment Income Ratio *                   0.00%               0.00%               7.74%               0.00%              0.00%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                     $ -                 $ -                 $ -                 $ -                $ -
   Units Outstanding (in thousands)                -                   -                   -                   -                  -
   Investment Income Ratio *                   0.00%               0.00%               0.34%               0.00%              0.00%



                                        JNL/Select         JNL/Select         JNL/T. Rowe         JNL/T. Rowe            JNL/
                                       Money Market           Value          Price Established   Price Mid-Cap       T. Rowe Price
                                        Portfolio           Portfolio        Growth Portfolio    Growth Portfolio   Value Portfolio
                                      ---------------    ----------------    ---------------     ---------------    ----------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                     $ 1                 $ -               $ 27                $ 15                 $ 1
   Units Outstanding (in thousands)                -                   -                  1                   -                   -
   Investment Income Ratio *                   0.00%               0.00%              0.02%               0.05%               0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                     $ -                 $ -               $ 23                $ 12                 $ -
   Units Outstanding (in thousands)                -                   -                  1                   -                   -
   Investment Income Ratio *                   0.00%               0.00%              0.21%               0.01%               1.57%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                     $ -                 $ -                $ -                 $ -                 $ -
   Units Outstanding (in thousands)                -                   -                  -                   -                   -
   Investment Income Ratio *                   0.00%               0.00%              0.00%               0.00%               0.00%


*    THESE AMOUNTS REPRESENT THE DIVIDENDS,  EXCLUDING  DISTRIBUTIONS OF CAPITAL
     GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY
     AVERAGE NET ASSETS.

JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                                   JNL/Western
                                          JNL/Western          JNL/Western        U.S. Government
                                          High Yield            Strategic            & Quality
                                         Bond Portfolio (A)   Bond Portfolio      Bond Portfolio
                                        ----------------      ---------------     ---------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                $ 15.204687          $ 21.119395         $ 17.430947
   Total Return*                                  9.74%                4.00%               2.46%
  Ratio of Expenses**                             0.90%                0.90%               0.90%
------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                $ 13.855705          $ 20.306967         $ 17.012125
   Total Return*                                  0.97%                1.94%               2.07%
  Ratio of Expenses**                             0.90%                0.90%               0.90%
------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                $ 13.722244          $ 19.920194         $ 16.667519
  1 Total Return*                                 5.92%                4.16%               0.53%
  Ratio of Expenses**                             0.90%                0.90%               0.90%
------------------------------------

*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH  THE  REDEMPTION  OF  UNITS,  INCLUSION  OF THESE  EXPENSES  IN THE
     CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

**   ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT,  CONSISTING PRIMARILY
     OF MORTALITY AND EXPENSE  CHARGES,  FOR EACH PERIOD  INDICATED.  THE RATIOS
     INCLUDE  ONLY THOSE  EXPENSES  THAT  RESULT IN A DIRECT  REDUCTION  TO UNIT
     VALUES.  CHARGES  MADE  DIRECTLY TO  CONTRACT  OWNER  ACCOUNTS  THROUGH THE
     REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

***  TOTAL RETURN IS CALCULATED  FROM THE EFFECTIVE  DATE THROUGH THE END OF THE
     REPORTING PERIOD.  THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT
     IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

(1) Total return is calculated for the period from March 8, 2004 through December 31, 2004 unless otherwise noted.

(A)  COMMENCEMENT OF OPERATIONS OCTOBER 1, 2004.

JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                                      JNL/Western
                                          JNL/Western             JNL/Western        U.S. Government
                                          High Yield               Strategic            & Quality
                                         Bond Portfolio (A)      Bond Portfolio      Bond Portfolio
                                        --------------------     ---------------     ---------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                $ 16.245465             $ 23.046903         $ 18.938539
   Total Return*                                 10.55%                   4.78%               3.24%
  Ratio of Expenses**                             0.15%                   0.15%               0.15%
------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                $ 14.694875             $ 21.994832         $ 18.344765
  2 Total Return*                                 1.86%                   2.98%               2.64%
  Ratio of Expenses**                             0.15%                   0.15%               0.15%
------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                  n/a                      n/a                 n/a
    Total Return*                             n/a                      n/a                 n/a
  Ratio of Expenses**                         n/a                      n/a                 n/a
------------------------------------


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH  THE  REDEMPTION  OF  UNITS,  INCLUSION  OF THESE  EXPENSES  IN THE
     CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

**   ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT,  CONSISTING PRIMARILY
     OF MORTALITY AND EXPENSE  CHARGES,  FOR EACH PERIOD  INDICATED.  THE RATIOS
     INCLUDE  ONLY THOSE  EXPENSES  THAT  RESULT IN A DIRECT  REDUCTION  TO UNIT
     VALUES.  CHARGES  MADE  DIRECTLY TO  CONTRACT  OWNER  ACCOUNTS  THROUGH THE
     REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

***  TOTAL RETURN IS CALCULATED  FROM THE EFFECTIVE  DATE THROUGH THE END OF THE
     REPORTING PERIOD.  THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT
     IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

2 Total return is calculated for the period from January 7, 2005 through December 31, 2005 unless otherwise noted.

(A)  COMMENCEMENT OF OPERATIONS OCTOBER 1, 2004.


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                      JNL/Western
                                          JNL/Western             JNL/Western        U.S. Government
                                          High Yield               Strategic            & Quality
                                         Bond Portfolio (A)      Bond Portfolio      Bond Portfolio
                                        --------------------     ---------------     ---------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                        $ 4                     $ 3                 $ 2
   Units Outstanding (in thousands)                   -                       -                   -
   Investment Income Ratio *                      0.09%                   0.00%               0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                        $ 2                     $ 2                 $ 1
   Units Outstanding (in thousands)                   -                       -                   -
   Investment Income Ratio *                      9.36%                   5.82%               9.78%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                        $ -                     $ -                 $ -
   Units Outstanding (in thousands)                   -                       -                   -
   Investment Income Ratio *                      0.00%                   0.00%               0.81%


* THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY AVERAGE NET ASSETS.

(A)  COMMENCEMENT OF OPERATIONS OCTOBER 1, 2004.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors of Jackson National Life Insurance Company and Contract Owners of JNLNY Separate Account IV:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within JNLNY Separate Account IV (Separate Account) as listed in Note 1 of the financial statements as of December 31, 2006, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2006 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts within JNLNY Separate Account IV as listed in Note 1 of the financial statements as of December 31, 2006, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.



KPMG LLP



Chicago, Illinois
March 21, 2007

Jackson National Life Insurance

Company of New York



Financial Statements

December 31, 2006



JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

------------------------------------------------------------------




Report of Independent Registered Public Accounting Firm                                         1



Balance Sheets                                                                                  2



Income Statements                                                                               3



Statements of Stockholder's Equity and Comprehensive Income                                     4



Statements of Cash Flows                                                                        5



Notes to Financial Statements                                                                   6


KPMG Letterhead






             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Jackson National Life Insurance
   Company of New York:


We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York as of December 31, 2006 and 2005, and the related income statements and statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2006 in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP



Chicago, Illinois
March 13, 2007

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS



BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE INFORMATION)


                                                                                                     DECEMBER 31,
ASSETS                                                                                          2006           2005
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Investments:
Cash and short-term investments                                                                 $ 10,594       $ 23,542
Investments available for sale, at fair value:
Fixed maturities (amortized cost: 2006, $1,433,452; 2005, $1,452,456)                          1,444,190      1,477,000
Equities (cost: 2006, $261; 2005, $285)                                                              298            310
Trading securities, at fair value (cost: 2006, $1,000; 2005, $0)                                   1,060              -
Policy loans                                                                                          53             46
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total investments                                                                              1,456,195      1,500,898

Accrued investment income                                                                         18,721         19,738
Deferred acquisition costs                                                                       128,772        109,106
Deferred sales inducements                                                                        15,660         14,536
Reinsurance recoverable                                                                            1,644          1,641
Income taxes receivable from Parent                                                                1,109          2,392
Receivable from Parent                                                                               141              -
Other assets                                                                                       3,657          2,660
Separate account assets                                                                        1,224,943        799,209
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total assets                                                                                 $ 2,850,842    $ 2,450,180
                                                                                            =============  =============
                                                                                            =============  =============

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable                                          $ 21,435       $ 14,571
Deposits on investment contracts                                                               1,372,147      1,419,694
Securities lending payable                                                                         3,408         13,229
Deferred income taxes                                                                             12,082          8,992
Income taxes payable to Parent                                                                         -              -
Other liabilities                                                                                 13,234          8,257
Separate account liabilities                                                                   1,224,943        799,209
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total liabilities                                                                              2,647,249      2,263,952
                                                                                            -------------  -------------
                                                                                            -------------  -------------

STOCKHOLDER'S EQUITY
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding                                                                 2,000          2,000
Additional paid-in capital                                                                       141,000        141,000
Accumulated other comprehensive income, net of
tax of $1,698 in 2006 and $3,625 in 2005                                                           3,153          6,733
Retained earnings                                                                                 57,440         36,495
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total stockholder's equity                                                                       203,593        186,228
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total liabilities and stockholder's equity                                                   $ 2,850,842    $ 2,450,180
                                                                                            =============  =============


See accompanying notes to financial statements.


              JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS

INCOME STATEMENTS
(IN THOUSANDS)

                                                                                 YEARS ENDED DECEMBER 31,
                                                                           2006          2005           2004
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
REVENUES
Premiums, net of reinsurance                                                 $ (580)       $ (375)         $ (30)
Net investment income                                                        87,093        86,710         85,323
Net realized gains (losses) on investments                                       81          (236)         4,378
Fee income                                                                   23,556        15,982          9,687
Other income                                                                    170           120            116
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
Total revenues                                                              110,320       102,201         99,474
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------

BENEFITS AND EXPENSES
Policyholder benefits                                                         5,081         5,229          5,397
Interest credited on deposit liabilities                                     47,865        48,814         51,786
Decrease in reserves, net of reinsurance recoverables                          (147)       (1,587)          (914)
Commissions                                                                  31,722        24,932         23,903
General and administrative expenses                                           6,324         5,868          3,988
Taxes, licenses and fees                                                        762          (564)           683
Deferral of acquisition costs                                               (31,102)      (25,054)       (23,522)
Deferral of sales inducements                                                (3,994)       (4,179)        (4,680)
Amortization of deferred acquisition costs:
Attributable to operations                                                   18,384        19,180         14,896
Attributable to net realized gains (losses) on investments                       27           (81)         1,510
Amortization of deferred sales inducements:
Attributable to operations                                                    4,139         3,753          3,510
Attributable to net realized gains (losses) on investments                        5           (15)           295
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
Total benefits and expenses                                                  79,066        76,296         76,852
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
Pretax income                                                                31,254        25,905         22,622
Income tax expense                                                           10,309         9,066          7,918
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
NET INCOME                                                                 $ 20,945      $ 16,839       $ 14,704
                                                                        ============  ============  =============

See accompanying notes to financial statements.


              JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS

STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)

                                                                        YEARS ENDED DECEMBER 31,
                                                                 2006           2005         2004
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------
COMMON STOCK
Beginning and end of year                                         $ 2,000        $ 2,000      $ 2,000
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------

ADDITIONAL PAID-IN CAPITAL
Beginning and end of year                                         141,000        141,000      141,000
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning of year                                                   6,733         20,377       19,205
Net unrealized investment gains (losses), net of
       reclassification adjustment and net of tax                  (3,580)       (13,644)       1,172
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------
End of year                                                         3,153          6,733       20,377
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------

RETAINED EARNINGS
Beginning of year                                                  36,495         19,656        4,952
Net income                                                         20,945         16,839       14,704
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------
End of year                                                        57,440         36,495       19,656
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------

TOTAL STOCKHOLDER'S EQUITY                                       $203,593       $186,228     $183,033
                                                              ============  ============= ===========


                                                                              YEARS ENDED DECEMBER 31,
                                                                         2006         2005          2004
                                                                     ------------- ------------  ------------
                                                                     ------------- ------------  ------------

Net income                                                               $ 20,945     $ 16,839      $ 14,704
Net unrealized holding gains (losses) arising during
the period, net of tax of $(1,671) in 2006;
$(6,333) in 2005 and $2,318 in 2004                                        (3,105)     (11,761)        4,305
Reclassification adjustment for gains included
in net income, net of tax of $(256) in 2006;
$(1,014) in 2005 and $(1,687) in 2004                                        (475)      (1,883)       (3,133)
                                                                     ------------- ------------  ------------
                                                                     ------------- ------------  ------------

COMPREHENSIVE INCOME                                                     $ 17,365      $ 3,195      $ 15,876
                                                                     ============= ============  ============

See accompanying notes to financial statements.


              JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

                                                                                     YEARS ENDED DECEMBER 31,
                                                                                2006           2005            2004
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                      $ 20,945       $ 16,839        $ 14,704
Adjustments to reconcile net income to
net cash provided by operating activities:
Net realized (gains) losses on investments                                           (81)           236          (4,378)
Unrealized gains on trading portfolio                                                (60)             -             (84)
Interest credited on deposit liabilities                                          47,865         48,814          51,786
Amortization of premium on investments                                             2,515          3,295           3,185
Deferred income tax provision                                                      5,018          5,214             637
Other charges                                                                        233           (713)            470
Change in:
Accrued investment income                                                          1,017            774            (601)
Deferred sales inducements and acquisition costs                                 (12,561)        (6,398)         (7,991)
Trading portfolio activity, net                                                   (1,000)         1,084            (860)
Income taxes (receivable) payable to Parent                                        1,283         (4,808)          2,388
Claims payable                                                                     4,741           (991)          3,743
Other assets and liabilities, net                                                  5,251            655          (2,676)
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                         75,166         64,001          60,323
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------

CASH FLOWS FROM INVESTING ACTIVITIES: Fixed maturities and equities available for sale:
Sales                                                                            143,627         57,079          80,100
Principal repayments, maturities, calls
and redemptions                                                                  111,799        114,753         117,453
Purchases                                                                       (238,834)      (188,266)       (266,312)
Other investing activities                                                        (9,828)          (597)         (6,130)
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                                6,764        (17,031)        (74,889)
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' account balances:
Deposits                                                                         451,770        348,025         327,922
Withdrawals                                                                     (234,139)      (162,209)       (112,642)
Net transfers to separate accounts                                              (312,509)      (250,512)       (198,055)
Capital contribution                                                                   -              -               -
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                              (94,878)       (64,696)         17,225
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
INVESTMENTS                                                                      (12,948)       (17,726)          2,659

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                                23,542         41,268          38,609
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                                    $ 10,594       $ 23,542        $ 41,268
                                                                             ============   ============   =============

See accompanying notes to financial statements.



               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

--------------------------------------------------------------------------------


1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company of New York, (the "Company" or "Jackson/NY") is wholly owned by Jackson National Life Insurance Company ("Jackson" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. Jackson/NY is licensed to sell group and individual annuity products (including immediate, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other-than-temporary; 2) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; and 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits.

     CHANGES IN ACCOUNTING PRINCIPLES
     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("FAS") No. 157, "Fair Value Measurements" ("FAS 157"), which establishes a framework for measuring fair value under current accounting pronouncements that require or permit fair value measurement. FAS 157 retains the exchange price notion, but clarifies that exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the most advantageous market for that asset or liability. Fair value measurement is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk which would include the reporting entity's own credit risk. FAS 157 establishes a three-level fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value. The highest priority is given to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs in situations where there is little or no market activity for the asset or liability. In addition, FAS 157 expands the disclosure requirements for annual and interim reporting to focus on the inputs used to measure fair value, including those measurements using significant unobservable inputs, and the effects of the measurements on earnings. FAS 157 will be applied prospectively and is effective for fiscal years beginning after November 15, 2007. Retrospective application is required for certain financial instruments as a cumulative effect adjustment to the opening balance of retained earnings. Jackson/NY has not yet quantified the impact of adoption on the Company's financial statements.

     In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require additional disclosures and is effective for fiscal years beginning after December 15, 2006. Jackson /NY does not expect adoption to have a material impact on the Company's financial statements.

     In February 2006, the FASB issued Statement of Financial Accounting Standards No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"). This statement, effective for financial instruments acquired or issued after the beginning of an entity's first fiscal year after September 15, 2006, allows companies to include changes in fair value of certain hybrid financial instruments in earnings on an instrument-by-instrument basis. Further guidance issued in October 2006 provided an exemption from the provisions of FAS No. 133 for certain financial instruments that would have otherwise been required to recognize embedded derivatives arising as a result of prepayment risk in certain structured securities. As a result, adoption of FAS 155 is not expected to have a material impact on the Company's financial statements.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for deferred acquistion costs on internal replacements other than those described in FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or (c) electing a feature or coverage within a contract. Contract modifications that result in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized deferred acquisition costs, unearned revenue and deferred sales inducements must be written-off. SOP 05-1 is to be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Jackson/NY does not expect adoption to have a material impact on the Company's financial statements.

     In May 2005, the FASB issued Statement of Financial Accounting Standards No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 requires that, unless impracticable or absent explicit transition requirements specific to the newly adopted accounting principle, companies apply changes in accounting principles on a retrospective basis. FAS 154 is effective for accounting changes and corrections or errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 did not have a material impact on the Company's financial statements.

     In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-01"). EITF 03-01 provides more specific guidance on how to determine when an investment is considered impaired, whether the impairment is other than temporary, and how to measure an impairment loss. On September 30, 2004, the FASB issued FASB Staff Position EITF Issue 03-1-1, "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-01, `The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments'" delaying the effective date of paragraphs 10-20 of EITF 03-01 until the FASB has resolved certain implementation issues. On June 29, 2005, the FASB concluded that the current guidance included in EITF 03-01 was adequate and that further clarification was not necessary. Jackson/NY adopted the requirements of EITF 03-01 for the year ended December 31, 2004, with no material impact on the Company's financial statements.

     Effective January 1, 2004, Jackson/NY adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses separate account presentation, transfers of assets from the general account to the separate account, valuation of certain insurance liabilities and policy features such as guaranteed minimum death benefits and annuitization benefits and accounting for sales inducements. The adoption of SOP 03-1 did not have a material impact on the Company's financial statements.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, asset-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Asset-backed and structured securities are amortized over the estimated redemption period. All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, the amortized cost basis of fixed maturities is reduced to fair value through an impairment charge included in net realized gains (losses) on investments. In determining whether an other-than-temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values.

     Equities are carried at fair value. Equities are reduced to estimated net realizable value for declines in fair value considered to be other-than-temporary. Any impairment charges are included in net realized gains (losses) on investments.

     Trading securities, which consist of seed money that supports newly established variable funds, are carried at fair value with changes in value included in net investment income in the income statement. During 2006, 2005 and 2004, $60 thousand, nil and $84 thousand of investment income recognized relates to trading securities held at December 31, 2006, 2005 and 2004, respectively.

     Policy loans are carried at the unpaid principal balances.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs and deferred sales inducements adjustments, are excluded from net income and included as a component of other comprehensive income and stockholder's equity.

     EMBEDDED DERIVATIVES
     The Company offers a guaranteed minimum income benefit on certain of its variable annuity products. Beginning in 2003, the liability is ceded to an unaffiliated company. The structure of the reinsurance agreement creates an embedded derivative, as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative of $1.5 million, $(431) thousand and $349 thousand in 2006, 2005 and 2004, respectively, is included in decrease in reserves, net of reinsurance recoverables. The fair value of the embedded derivative of $1.5 million and $45 thousand at December 31, 2006 and 2005, respectively, is included in reserves for future policy benefits and claims payable.

     The Company offers a guaranteed minimum withdrawal benefit on certain of its variable annuity products. The structure of this guarantee creates an embedded derivative as defined by FAS 133. The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative of $2.0 million, $1.1 million and $591 thousand in 2006, 2005 and 2004, respectively, is included in decrease in reserves, net of reinsurance recoverables. The fair value of the embedded derivative of $3.6 million and $1.6 million at December 31, 2006 and 2005, respectively, is included in other assets.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $5.0 million and $11.9 million at December 31, 2006 and 2005, respectively, to reflect this adjustment.

     DEFERRED SALES INDUCEMENTS
     Bonus interest on single premium deferred annuities and contract enhancements on variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred sales inducements have been decreased by $1.0 million and $2.3 million at December 31, 2006 and 2005, respectively, to reflect this adjustment.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities. The Company files a consolidated federal income tax return with Jackson, Brooke Life and Life Insurance Company of Georgia (for the period May 19, 2005 through December 31, 2005). The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4% to 7%. Lapse and expense assumptions are based on the Parent's experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder's account value.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $1,224.9 million and $799.2 million at December 31, 2006 and 2005, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and included in fee income.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.


3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required of the fair value of financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using discounted cash flows or other valuation techniques. Such values are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent market quotes and, in many cases, could not be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating fair values for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined.

     EQUITIES AND TRADING SECURITIES:
     Fair values for common stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     SEPARATE ACCOUNT ASSETS:

     Separate account assets are carried at the fair value of the underlying securities.

     EMBEDDED DERIVATIVES:
     The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. The net settlement is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The nature of these embedded derivative cash flows can be quite varied. Therefore, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

     ANNUITY RESERVES:
     Fair value for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. The carrying value and fair value of such annuities approximated $1.35 billion and $1.31 billion, respectively, at December 31, 2006 and $1.40 billion and $1.34 billion, respectively, at December 31, 2005.

     SEPARATE ACCOUNT LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The fair value approximated $1,160.2 million and $752.4 million at December 31, 2006 and 2005, respectively.

 4.  INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, asset-backed, utility and government bonds. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2006, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2006, the carrying value of investments rated by the Company's affiliated investment advisor totaled $8.0 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.


                                                                       PERCENT OF TOTAL
                                                                       FIXED MATURITIES
                  INVESTMENT RATING                                    DECEMBER 31, 2006
                                                                  ----------------------------
                                                                  ----------------------------
                  AAA                                                        15.8%
                  AA                                                          7.0%
                  A                                                          27.5%
                  BBB                                                        44.0%
                                                                  ----------------------------
                                                                  ----------------------------
                      Investment grade                                       94.3%
                                                                  ----------------------------
                                                                  ----------------------------
                  BB                                                          5.0%
                  B and below                                                 0.7%
                                                                  ----------------------------
                                                                  ----------------------------
                         Below investment grade                               5.7%
                                                                  ----------------------------
                      Total fixed maturities                                    100.0%
                                                                  ----------------------------



     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were nil and $17.4 thousand, respectively, at December 31, 2006. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2006 were nil and $17.4 thousand, respectively, and for the 12 months preceding December 31, 2005 were nil and $18.1 thousand, respectively.




4.    INVESTMENTS (CONTINUED)

     The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities were as follows
     (in thousands):

                                         COST OR         GROSS         GROSS
                                        AMORTIZED      UNREALIZED   UNREALIZED        FAIR
December 31, 2006                          COST          GAINS        LOSSES         VALUE
                                       -------------  ------------- ------------  -------------
                                       -------------  ------------- ------------  -------------
U.S. Treasury securities                      $ 509            $ -          $ 2          $ 507
Public utilities                            126,532          3,919          376        130,075
Corporate securities                        979,901         17,470       10,975        986,396
Asset-backed securities                     326,510          3,643        2,941        327,212
                                       -------------  ------------- ------------  -------------
                                       -------------  ------------- ------------  -------------
Total fixed maturities                  $ 1,433,452       $ 25,032     $ 14,294    $ 1,444,190
                                       =============  ============= ============  =============
                                       =============  ============= ============  =============

Equities                                      $ 261           $ 37          $ -          $ 298
                                       =============  ============= ============  =============

                                             COST OR         GROSS          GROSS
                                            AMORTIZED      UNREALIZED    UNREALIZED        FAIR
December 31, 2005                              COST          GAINS         LOSSES          VALUE
                                           -------------  -------------  ------------  --------------
                                           -------------  -------------  ------------  --------------
U.S. Treasury securities                          $ 511            $ 5           $ -           $ 516
Public utilities                                138,066          6,169           240         143,995
Corporate securities                          1,084,091         29,391         9,330       1,104,152
Asset-backed securities                         229,788          1,421         2,872         228,337
                                           -------------  -------------  ------------  --------------
                                           -------------  -------------  ------------  --------------
Total fixed maturities                      $ 1,452,456       $ 36,986      $ 12,442     $ 1,477,000
                                           =============  =============  ============  ==============
                                           =============  =============  ============  ==============

Equities                                          $ 285           $ 25           $ -           $ 310
                                           =============  =============  ============  ==============


     At December 31, 2006 and 2005, available for sale securities without a readily ascertainable market value having an amortized cost of $177.2 million and $196.1 million, respectively, had an estimated fair value of $174.9 million and $195.3 million, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2006, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                                          AMORTIZED      FAIR
                                                           COST         VALUE
                                                    -------------- --------------
                                                    -------------- --------------
Due in 1 year or less                                    $ 76,322       $ 76,351
Due after 1 year through 5 years                          422,754        431,534
Due after 5 years through 10 years                        555,831        557,986
Due after 10 years through 20 years                        47,571         46,351
Due after 20 years                                          4,464          4,756
Asset-backed securities                                   326,510        327,212
                                                    -------------- --------------
                                                    -------------- --------------
Total                                                 $ 1,433,452    $ 1,444,190
                                                    ============== ==============

     U.S. Treasury securities with a carrying value of $507 thousand and $516 thousand at December 31, 2006 and 2005, respectively, were on deposit with the State of New York as required by state insurance law.



4.    INVESTMENTS (CONTINUED)

     The fair value and the amount of gross unrealized losses in accumulated other comprehensive income in stockholder's equity are as follows (in thousands):

                                                LESS THAN 12 MONTHS         12 MONTHS OR LONGER          TOTAL
                                            --------------------------  ---------------------------  --------------------------
                                            --------------------------  ---------------------------  --------------------------
                                               GROSS                       GROSS                        GROSS
                                             UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR
December 31, 2006                              LOSSES        VALUE         LOSSES         VALUE        LOSSES         VALUE
                                            -------------  -----------  -------------  ------------  ------------  ------------
                                            -------------  -----------  -------------  ------------  ------------  ------------
U.S. Treasury securities                             $ 2        $ 507            $ -           $ -           $ 2         $ 507
Public utilities                                     108       27,906            268         7,018           376        34,924
Corporate securities                               1,442      126,230          9,533       320,824        10,975       447,054
Asset-backed securities                              212       43,551          2,729       108,746         2,941       152,297
                                            -------------  -----------  -------------  ------------  ------------  ------------
                                            -------------  -----------  -------------  ------------  ------------  ------------
Subtotal - fixed maturities                        1,764      198,194         12,530       436,588        14,294       634,782
Equities                                               -            -              -             -             -             -
                                            -------------  -----------  -------------  ------------  ------------  ------------
                                            -------------  -----------  -------------  ------------  ------------  ------------
Total temporarily impaired
securities                                       $ 1,764    $ 198,194       $ 12,530     $ 436,588      $ 14,294     $ 634,782
                                            =============  ===========  =============  ============  ============  ============


                                               LESS THAN 12 MONTHS        12 MONTHS OR LONGER        TOTAL
                                            --------------------------  ------------------------  --------------------------
                                            --------------------------  ------------------------  --------------------------
                                               GROSS                       GROSS                     GROSS
                                             UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED       FAIR
December 31, 2005                              LOSSES        VALUE        LOSSES        VALUE        LOSSES        VALUE
                                            ------------- ------------  ------------  ----------  -------------  -----------
                                            ------------- ------------  ------------  ----------  -------------  -----------
Public utilities                                   $ 162     $ 10,485          $ 78     $ 1,918          $ 240     $ 12,403
Corporate securities                               7,381      353,732         1,949      40,856          9,330      394,588
Asset-backed securities                            2,341      126,062           531      20,214          2,872      146,276
                                            ------------- ------------  ------------  ----------  -------------  -----------
                                            ------------- ------------  ------------  ----------  -------------  -----------
Subtotal - fixed maturities                        9,884      490,279         2,558      62,988         12,442      553,267
Equities                                               -            -             -           -              -            -
                                            ------------- ------------  ------------  ----------  -------------  -----------
                                            ------------- ------------  ------------  ----------  -------------  -----------
Total temporarily impaired
securities                                       $ 9,884    $ 490,279       $ 2,558    $ 62,988       $ 12,442    $ 553,267
                                            ============= ============  ============  ==========  =============  ===========


     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below the amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in value and the Company's ability and intent to hold a security to recovery in value or of contractual cash flows. If it is determined that a decline in value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income in stockholder's equity. If the decline is considered to be other-than-temporary, a realized loss is recognized in the income statement.

     Generally, securities with fair values that are less than 80% of amortized cost and other securities the Company determines are underperforming, or potential problem securities, are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration which has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic outlook and micro-economic outlooks for specific industries and issuers. Assessing the duration of asset-backed securities can also involve assumptions regarding


4.    INVESTMENTS (CONTINUED)

     underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

     Among the factors considered is whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near term prospects of the issuer and the Company's ability and intent to hold the security until such a recovery may occur. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g. minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery. To the extent factors contributing to the recognition of impairment losses affected other investments, such investments were reviewed for other-than-temporary impairment and losses were recorded if appropriate.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of
     Interest Income and Impairment on Purchased and Retained Beneficial
     Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on its other than high quality structured securities, including certain asset-backed securities and collateralized debt obligations, are other-than-temporary. The Company regularly reviews future cash flow assumptions and, in accordance with EITF 99-20, if there has been an adverse change in estimated cash flows to be received on a security, an impairment is recognized in net income. For privately placed structured securities, impairment amounts are based on discounted cash flows.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other-than-temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently in accumulated other comprehensive income may be recognized in the income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other-than-temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding a security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity and realize a loss.

     Of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2006, 79.0% were investment grade, 4.0% were below investment grade and 17.0% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 29.4% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate fixed maturities in an unrealized loss position were diversified across industries. As of December 31, 2006, the industries representing the larger unrealized losses included manufacturing (12.6% of fixed maturities gross unrealized losses) and construction materials (11.9%). The Company had no material unrealized losses on individual fixed maturities or equities at December 31, 2006.




4.    INVESTMENTS (CONTINUED)

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2006 were as follows (in thousands):

Less than one year                                     $ 90
One to five years                                     2,438
Five to ten years                                     7,406
More than ten years                                   1,419
Asset-backed securities                               2,941
                                                ------------
                                                ------------
Total gross unrealized losses                      $ 14,294
                                                ============


     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2006 and 2005, the estimated fair value of loaned securities was $3.3 million and $12.9 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.
     Cash collateral received, in the amount of $3.4 million and $13.2 million at December 31, 2006 and 2005, respectively, was invested by the agent bank and included in cash and short-term investments. A securities lending payable is included in liabilities for cash collateral received. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     All investment income for 2006, 2005 and 2004 is related to earnings on short-term investments, fixed maturity securities, equities and trading securities. Investment expenses totaled $740 thousand, $579 thousand and $515 thousand in 2006, 2005 and 2004, respectively.

      Net realized  investment gains (losses) on investments were as follows
     (in thousands):

                                                YEARS ENDED DECEMBER 31,
                                           2006           2005          2004
                                        ------------  -------------  ------------
                                        ------------  -------------  ------------
Sales of fixed maturities:
Gross gains                              $      2,949  $      1,828   $    5,322
Gross losses                                 (2,873)        (1,906)       (1,594)
Sales of equities:
Gross gains                                       5              -           901
Impairment losses                                 -           (158)         (251)
                                        ------------  -------------  ------------
                                        ------------  -------------  ------------
Total                                          $ 81         $ (236)      $ 4,378
                                        ============  =============  ============

6.   REINSURANCE

     The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $500 thousand. Amounts not retained are ceded to other companies on either a yearly renewable-term or a coinsurance basis.


6.   REINSURANCE (CONTINUED)
     The effect of reinsurance on premiums was as follows (in thousands):

                                                         YEARS ENDED DECEMBER 31,
                                                  2006          2005           2004
                                               ------------  ------------  -------------
                                               ------------  ------------  -------------
Direct premiums                                      $ 723         $ 637          $ 619
Less reinsurance ceded:
Life                                                  (636)         (518)          (473)
Guaranteed annuity benefits                           (667)         (494)          (176)
                                               ------------  ------------  -------------
                                               ------------  ------------  -------------
Net premiums                                        $ (580)       $ (375)         $ (30)
                                               ============  ============  =============

     Components of the reinsurance recoverable asset were as follows (in thousands):

                                            DECEMBER 31,
                                        2006            2005
                                     ------------   -------------
                                     ------------   -------------
Ceded reserves                           $ 1,635         $ 1,406
Ceded claims liability                         -             225
Ceded other                                    9              10
                                     ------------   -------------
                                     ------------   -------------
Total                                    $ 1,644         $ 1,641
                                     ============   =============

7.   FEDERAL INCOME TAXES

     The components of the provision for federal income taxes were as follows
     (in thousands):

                                             YEARS ENDED DECEMBER 31,
                                        2006          2005          2004
                                    -------------  ------------  ------------
                                    -------------  ------------  ------------
Current tax expense                      $ 5,291       $ 3,852       $ 7,281
Deferred tax expense                       5,018         5,214           637
                                    -------------  ------------  ------------
                                    -------------  ------------  ------------

Income tax expense                      $ 10,309       $ 9,066       $ 7,918
                                    =============  ============  ============


     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2006, 2005 and 2004 as follows (in thousands):

                                                            YEARS ENDED DECEMBER 31,
                                                      2006          2005           2004
                                                  -------------  ------------  -------------
                                                  -------------  ------------  -------------
Income taxes at statutory rate                        $ 10,939       $ 9,067        $ 7,918
Dividends received deduction                              (630)            -              -
Other                                                        -            (1)             -
                                                  -------------  ------------  -------------
                                                  -------------  ------------  -------------
Provision for federal income taxes                    $ 10,309       $ 9,066        $ 7,918
                                                  =============  ============  =============
                                                  =============  ============  =============

Effective tax rate                                       33.0%         35.0%          35.0%
                                                  =============  ============  =============

     Federal income taxes of $4.0 million, $6.2 million and $4.9 million were paid to Jackson in 2006, 2005 and 2004, respectively.


7.   FEDERAL INCOME TAXES (CONTINUED)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

                                                                              DECEMBER 31,
                                                                          2006            2005
                                                                       ------------   -------------
                                                                       ------------   -------------
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items                                 $ 36,261        $ 36,208
Investments                                                                     98              95
Other, net                                                                     858             555
                                                                       ------------   -------------
                                                                       ------------   -------------
Total gross deferred tax asset                                              37,217          36,858
                                                                       ------------   -------------
                                                                       ------------   -------------

GROSS DEFERRED TAX LIABILITY
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements                           (45,507)        (37,251)
Net unrealized gains on available for sale securities                       (3,792)         (8,599)
Other, net
                                                                       ------------   -------------
                                                                       ------------   -------------
Total gross deferred tax liability                                         (49,299)        (45,850)
                                                                       ------------   -------------
                                                                       ------------   -------------

NET DEFERRED TAX LIABILITY                                              $   (12,082)   $     (8,992)
                                                                       ============   =============


     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the gross deferred tax asset.

     At December 31, 2006, the Company had no federal tax capital loss carryforwards available for future use.

8.   CONTINGENCIES

     The Company is not involved in litigation that would have a material adverse affect on the Company's financial condition or results of operations.

9.   STOCKHOLDER'S EQUITY

     The declaration of dividends which can be paid by the Company is regulated by New York Insurance law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to Jackson in 2006, 2005 or 2004.

     Statutory capital and surplus of the Company, as reported in its Annual
     Statement, was $134.6 million and $132.4 million at December 31, 2006 and 2005, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $3.4 million, $11.9 million, and $14.8 million in 2006, 2005 and 2004, respectively.

10.  LEASE OBLIGATION

     The Company is party to a cancelable operating lease agreement under which it occupies office space. Rent expense totaled $22 thousand, $23 thousand, and $22 thousand in 2006, 2005 and 2004, respectively. The future lease obligations at December 31, 2006 relating to this lease are immaterial.




11.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $517 thousand, $522 thousand and $510 thousand to PPM for investment advisory services during 2006, 2005 and 2004, respectively.

     The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $4.2 million, $3.9 million and $2.9 million in 2006, 2005 and 2004, respectively.

12.  BENEFIT PLANS

     The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its parent. To be eligible to participate in the Company's contribution, an employee must have attained the age of 21, have completed at least 1,000 hours of service in a 12-month period and passed this 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches up to 6 percent of a participant's elective contribution to the plan during the year. The Company's expense related to this plan was $100 thousand, $49 thousand and $36 thousand in 2006, 2005 and 2004, respectively.

     The Company participates in a non-qualified voluntary deferred compensation plan for certain employees, sponsored by its parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2006 and 2005, Jackson's liability for the Company's portion of such plans totaled $1,879 thousand and $1,437 thousand, respectively. Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to these plans, including a match of elective deferrals for the agents' deferred compensation plan, totaled nil, $33 thousand and nil in 2006, 2005 and 2004, respectively.


                           JNLNY Separate Account IV


                                [GRAPHIC OMITTED]





                              Financial Statements

                                December 31, 2006


JNLNY SEPARATE ACCOUNT IV
Statements of Assets and Liabilities
DECEMBER 31, 2006


                                                  JNL/              JNL/AIM           JNL/                 JNL/
                                              AIM Large Cap       Real Estate      AIM Small Cap        Alger Growth
                                             Growth Portfolio      Portfolio       Growth Portfolio      Portfolio
                                            ------------------   -------------     ----------------   --------------
ASSETS
Investments, at value (A)                       $ 1,430               $ 5,757          $ 8,672              $ 2,458
Receivables:
   Investment securities sold                         -                    10                -                    -
   Sub-account units sold                             -                    30                -                    -
                                            ------------          ------------     ------------         ------------
TOTAL ASSETS                                      1,430                 5,797            8,672                2,458
                                            ------------          ------------     ------------         ------------

LIABILITIES
Payables:
   Investment securities purchased                    -                    30                -                    -
   Sub-account units redeemed                         -                    10                -                    -
   Insurance fees due to Jackson National
     of New York                                      -                     -                -                    -
                                            ------------          ------------     ------------         ------------
                                            ------------          ------------     ------------         ------------
 TOTAL LIABILITIES                                    -                    40                -                    -
                                            ------------          ------------     ------------         ------------
 NET ASSETS (NOTE 5)                            $ 1,430               $ 5,757          $ 8,672              $ 2,458
-------------------------------------       ============          ============     ============         ============



(A)  INVESTMENT SHARES                              106                   364              604                  134
       INVESTMENTS AT COST                      $ 1,298               $ 5,225          $ 7,866              $ 2,258



                                                                                                                        JNL/Franklin
                                                                  JNL/Eagle            JNL/FMR          JNL/FMR         Templeton
                                            JNL/Eagle Core        SmallCap            Balanced       Mid-Cap Equity       Income
                                            Equity Portfolio    Equity Portfolio      Portfolio        Portfolio        Portfolio
                                            ---------------     --------------       ------------    --------------    -------------
ASSETS
Investments, at value (A)                             $ 10            $ 6,638            $ 1,088           $ 3,573              $ -
Receivables:
   Investment securities sold                            -                  -                  -                 -                -
   Sub-account units sold                                -                  -                  -                 -                -
                                            ---------------     --------------       ------------    --------------    -------------
TOTAL ASSETS                                            10              6,638              1,088             3,573                -
                                            ---------------     --------------       ------------    --------------    -------------

LIABILITIES
Payables:
   Investment securities purchased                       -                  -                  -                 -                -
   Sub-account units redeemed                            -                  -                  -                 -                -
   Insurance fees due to Jackson National
     of New York                                         -                  -                  -                 -                -
                                            ---------------     --------------       ------------    --------------    -------------
                                            ---------------     --------------       ------------    --------------    -------------
 TOTAL LIABILITIES                                       -                  -                  -                 -                -
                                            ---------------     --------------       ------------    --------------    -------------
 NET ASSETS (NOTE 5)                                  $ 10            $ 6,638            $ 1,088           $ 3,573              $ -
-------------------------------------       ===============     ==============       ============    ==============    =============



(A)  INVESTMENT SHARES                                   1                297                 90               191                -
       INVESTMENTS AT COST                             $ 9            $ 6,265            $ 1,019           $ 3,241              $ -




                                                     JNL/Franklin
                                                     Templeton
                                                     Small Cap
                                                   Value Portfolio
                                                   ---------------
ASSETS
Investments, at value (A)                                 $ 3,264
Receivables:
   Investment securities sold                                   -
   Sub-account units sold                                       -
                                                   ---------------
TOTAL ASSETS                                                3,264
                                                   ---------------

LIABILITIES
Payables:
   Investment securities purchased                              -
   Sub-account units redeemed                                   -
   Insurance fees due to Jackson National
     of New York                                                -
                                                   ---------------
                                                   ---------------
 TOTAL LIABILITIES                                              -
                                                   ---------------
 NET ASSETS (NOTE 5)                                      $ 3,264
-------------------------------------              ===============



(A)  INVESTMENT SHARES                                        253
       INVESTMENTS AT COST                                $ 3,054



                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                                                  JNL/Goldman
                                             JNL/Goldman             Sachs            JNL/JPMorgan          JNL/JPMorgan
                                            Sachs Mid Cap       Short Duration        International        International
                                           Value Portfolio      Bond Portfolio       Equity Portfolio     Value Portfolio
                                           ----------------     ----------------     ----------------     -----------------
ASSETS
Investments, at value (A)                              $ -                  $ -              $ 5,169               $ 4,169
Receivables:
   Investment securities sold                            -                    -                    -                     -
   Sub-account units sold                                -                    -                    -                     -
                                           ----------------     ----------------     ----------------     -----------------
TOTAL ASSETS                                             -                    -                5,169                 4,169
                                           ----------------     ----------------     ----------------     -----------------

LIABILITIES
Payables:
   Investment securities purchased                       -                    -                    -                     -
   Sub-account units redeemed                            -                    -                    -                     -
   Insurance fees due to Jackson National
     of New York                                         -                    -                    -                     -
                                           ----------------     ----------------     ----------------     -----------------
                                           ----------------     ----------------     ----------------     -----------------
 TOTAL LIABILITIES                                       -                    -                    -                     -
                                           ----------------     ----------------     ----------------     -----------------
 NET ASSETS (NOTE 5)                                   $ -                  $ -              $ 5,169               $ 4,169
-----------------------------------        ================     ================     ================     =================



(A)  INVESTMENT SHARES                                   -                    -                  349                   293
       INVESTMENTS AT COST                             $ -                  $ -              $ 4,691               $ 3,825


                                             JNL/Lazard           JNL/Lazard           JNL/Lazard             JNL/MCM
                                           Emerging Markets         Mid Cap             Small Cap                25
                                              Portfolio         Value Portfolio      Value Portfolio         Portfolio
                                           ----------------     ----------------     ----------------     -----------------
ASSETS
Investments, at value (A)                            $ 367             $ 16,204             $ 21,285                   $ -
Receivables:
   Investment securities sold                           20                    -                    1                     -
   Sub-account units sold                               60                    -                    -                     -
                                           ----------------     ----------------     ----------------     -----------------
TOTAL ASSETS                                           447               16,204               21,286                     -
                                           ----------------     ----------------     ----------------     -----------------

LIABILITIES
Payables:
   Investment securities purchased                      60                    -                    -                     -
   Sub-account units redeemed                           20                    -                    -                     -
   Insurance fees due to Jackson National
     of New York                                         -                    -                    1                     -
                                           ----------------     ----------------     ----------------     -----------------
                                           ----------------     ----------------     ----------------     -----------------
 TOTAL LIABILITIES                                      80                    -                    1                     -
                                           ----------------     ----------------     ----------------     -----------------
 NET ASSETS (NOTE 5)                                 $ 367             $ 16,204             $ 21,285                   $ -
-----------------------------------        ================     ================     ================     =================



(A)  INVESTMENT SHARES                                  33                1,138                1,719                     -
       INVESTMENTS AT COST                           $ 329             $ 16,320             $ 22,958                   $ -



                                               JNL/MCM              JNL/MCM
                                             Bond Index         Communications
                                              Portfolio         Sector Portfolio
                                           ----------------     ----------------
ASSETS
Investments, at value (A)                              $ 9                 $ 58
Receivables:
   Investment securities sold                            -                    -
   Sub-account units sold                                -                    -
                                           ----------------     ----------------
TOTAL ASSETS                                             9                   58
                                           ----------------     ----------------

LIABILITIES
Payables:
   Investment securities purchased                       -                    -
   Sub-account units redeemed                            -                    -
   Insurance fees due to Jackson National
     of New York                                         -                    -
                                           ----------------     ----------------
                                           ----------------     ----------------
 TOTAL LIABILITIES                                       -                    -
                                           ----------------     ----------------
 NET ASSETS (NOTE 5)                                   $ 9                 $ 58
-----------------------------------        ================     ================



(A)  INVESTMENT SHARES                                   1                   10
       INVESTMENTS AT COST                             $ 8                 $ 54

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT IV
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                                                          JNL/MCM
                                                     JNL/MCM             Enhanced              JNL/MCM              JNL/MCM
                                                 Consumer Brands       S&P 500 Stock       Financial Sector        Healthcare
                                                 Sector Portfolio     Index Portfolio         Portfolio         Sector Portfolio
                                                 ----------------     ----------------     -----------------    -----------------
ASSETS
Investments, at value (A)                                    $ -              $ 1,415                 $ 757              $ 2,673
Receivables:
   Investment securities sold                                  -                    -                    10
   Sub-account units sold                                      -                    -                    30
                                                 ----------------     ----------------     -----------------    -----------------
TOTAL ASSETS                                                   -                1,415                   797                2,673
                                                 ----------------     ----------------     -----------------    -----------------

LIABILITIES
Payables:
   Investment securities purchased                             -                    -                    30                    -
   Sub-account units redeemed                                  -                    -                    10                    -
   Insurance fees due to Jackson National
     of New York                                               -                    -                                          -
                                                 ----------------     ----------------     -----------------    -----------------
                                                 ----------------     ----------------     -----------------    -----------------
 TOTAL LIABILITIES                                             -                    -                    40                    -
                                                 ----------------     ----------------     -----------------    -----------------
 NET ASSETS (NOTE 5)                                         $ -              $ 1,415                 $ 757              $ 2,673
---------------------------------------          ================     ================     =================    =================



(A)  INVESTMENT SHARES                                         -                  160                    48                  207
       INVESTMENTS AT COST                                   $ -              $ 1,413                 $ 676              $ 2,593




                                                       JNL/MCM              JNL/MCM              JNL/MCM              JNL/MCM
                                                    International            JNL 5            JNL Optimized       Oil & Gas Sector
                                                   Index Portfolio         Portfolio           5 Portfolio        Sector Portfolio
                                                   ----------------     ----------------     -----------------    -----------------
ASSETS
Investments, at value (A)                                  $ 8,322            $ 273,205                   $ -             $ 20,627
Receivables:
   Investment securities sold                                   10                    7                     -                   15
   Sub-account units sold                                       30                    -                     -                   45
                                                   ----------------     ----------------     -----------------    -----------------
TOTAL ASSETS                                                 8,362              273,212                     -               20,687
                                                   ----------------     ----------------     -----------------    -----------------

LIABILITIES
Payables:
   Investment securities purchased                              30                    -                     -                   45
   Sub-account units redeemed                                   10                    -                     -                   15
   Insurance fees due to Jackson National
     of New York                                                 -                    7                     -                    -
                                                   ----------------     ----------------     -----------------    -----------------
                                                   ----------------     ----------------     -----------------    -----------------
 TOTAL LIABILITIES                                              40                    7                     -                   60
                                                   ----------------     ----------------     -----------------    -----------------
 NET ASSETS (NOTE 5)                                       $ 8,322            $ 273,205                   $ -             $ 20,627
---------------------------------------            ================     ================     =================    =================



(A)  INVESTMENT SHARES                                         493               19,039                     -                  706
       INVESTMENTS AT COST                                 $ 7,441            $ 223,287                   $ -             $ 20,311



                                                         JNL/MCM              JNL/MCM
                                                     S&P 400 MidCap           S&P 500
                                                     Index Portfolio      Index Portfolio
                                                     ----------------     ----------------
ASSETS
Investments, at value (A)                                    $ 8,606             $ 29,564
Receivables:
   Investment securities sold                                      -                    1
   Sub-account units sold                                          -                    -
                                                     ----------------     ----------------
TOTAL ASSETS                                                   8,606               29,565
                                                     ----------------     ----------------

LIABILITIES
Payables:
   Investment securities purchased                                 -                    -
   Sub-account units redeemed                                      -                    -
   Insurance fees due to Jackson National
     of New York                                                   -                    1
                                                     ----------------     ----------------
                                                     ----------------     ----------------
 TOTAL LIABILITIES                                                 -                    1
                                                     ----------------     ----------------
 NET ASSETS (NOTE 5)                                         $ 8,606             $ 29,564
---------------------------------------              ================     ================



(A)  INVESTMENT SHARES                                           571                2,409
       INVESTMENTS AT COST                                   $ 8,356             $ 25,622


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT IV
Statements of Assets and Liabilities
DECEMBER 31, 2006


                                                JNL/MCM              JNL/MCM              JNL/MCM               JNL/MCM
                                            Select Small-Cap        Small Cap            Technology               VIP
                                               Portfolio         Index Portfolio      Sector Portfolio         Portfolio
                                            ----------------     -----------------    -----------------     ----------------
ASSETS
Investments, at value (A)                             $ 171                 $ 710              $ 1,412             $ 95,779
Receivables:
   Investment securities sold                             9                     -                    5                    2
   Sub-account units sold                                30                     -                   15                    -
                                            ----------------     -----------------    -----------------     ----------------
TOTAL ASSETS                                            210                   710                1,432               95,781
                                            ----------------     -----------------    -----------------     ----------------

LIABILITIES
Payables:
   Investment securities purchased                       30                     -                   15                    -
   Sub-account units redeemed                             9                     -                    5                    -
   Insurance fees due to Jackson National
     of New York                                          -                     -                    -                    2
                                                                 -----------------    -----------------     ----------------
                                            ----------------     -----------------    -----------------     ----------------
 TOTAL LIABILITIES                                       39                     -                   20                    2
                                            ----------------     -----------------    -----------------     ----------------
 NET ASSETS (NOTE 5)                                  $ 171                 $ 710              $ 1,412             $ 95,779
------------------------------------        ================     =================    =================     ================



(A)  INVESTMENT SHARES                                    7                    48                  205                7,037
       INVESTMENTS AT COST                            $ 163                 $ 699              $ 1,278             $ 85,284


                                            JNL/Oppenheimer            JNL/              JNL/PIMCO
                                             Global Growth         Oppenheimer          Total Return          JNL/Putnam
                                               Portfolio         Growth Portfolio      Bond Portfolio       Equity Portfolio
                                            ----------------     -----------------    -----------------     ----------------
ASSETS
Investments, at value (A)                          $ 34,345                 $ 624              $ 1,754                $ 727
Receivables:
   Investment securities sold                             1                     -                    -                    -
   Sub-account units sold                                 -                     -                    -                    -
                                            ----------------     -----------------    -----------------     ----------------
TOTAL ASSETS                                         34,346                   624                1,754                  727
                                            ----------------     -----------------    -----------------     ----------------

LIABILITIES
Payables:
   Investment securities purchased                        -                     -                    -                    -
   Sub-account units redeemed                             -                     -                    -                    -
   Insurance fees due to Jackson National
     of New York                                          1                     -                    -                    -
                                            ----------------     -----------------    -----------------     ----------------
                                            ----------------     -----------------    -----------------     ----------------
 TOTAL LIABILITIES                                        1                     -                    -                    -
                                            ----------------     -----------------    -----------------     ----------------
 NET ASSETS (NOTE 5)                               $ 34,345                 $ 624              $ 1,754                $ 727
------------------------------------        ================     =================    =================     ================



(A)  INVESTMENT SHARES                                2,237                    63                  144                   32
       INVESTMENTS AT COST                         $ 27,111                 $ 565              $ 1,730                $ 659


                                              JNL/Putnam            JNL/Putnam
                                                Midcap                Value
                                            Growth Portfolio     Equity Portfolio
                                            ----------------     -----------------
ASSETS
Investments, at value (A)                           $ 1,785                   $ -
Receivables:
   Investment securities sold                             -                     -
   Sub-account units sold                                 -                     -
                                            ----------------     -----------------
TOTAL ASSETS                                          1,785                     -
                                            ----------------     -----------------

LIABILITIES
Payables:
   Investment securities purchased                        -                     -
   Sub-account units redeemed                             -                     -
   Insurance fees due to Jackson National
     of New York                                          -                     -
                                            ----------------     -----------------
                                            ----------------     -----------------
 TOTAL LIABILITIES                                        -                     -
                                            ----------------     -----------------
 NET ASSETS (NOTE 5)                                $ 1,785                   $ -
------------------------------------        ================     =================



(A)  INVESTMENT SHARES                                  185                     -
       INVESTMENTS AT COST                          $ 1,710                   $ -

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT IV
Statements of Assets and Liabilities
DECEMBER 31, 2006


                                             JNL/Select       JNL/Select       JNL/Select        JNL/Select       JNL/Select
                                              Balanced        Global Growth     Large Cap       Money Market        Value
                                             Portfolio         Portfolio        Portfolio        Portfolio        Portfolio
                                            -------------     ------------     ------------     ------------     ------------
ASSETS
Investments, at value (A)                        $ 1,023          $ 2,945              $ -            $ 841             $ 55
Receivables:
   Investment securities sold                          -               10                -                -                -
   Sub-account units sold                              -               30                -                -                -
                                            -------------     ------------     ------------     ------------     ------------
TOTAL ASSETS                                       1,023            2,985                -              841               55
                                            -------------     ------------     ------------     ------------     ------------

LIABILITIES
Payables:
   Investment securities purchased                     -               30                -                -                -
   Sub-account units redeemed                          -               10                -                -                -
   Insurance fees due to Jackson National
     of New York                                       -                -                -                -                -
                                            -------------     ------------     ------------     ------------     ------------
                                            -------------     ------------     ------------     ------------     ------------
 TOTAL LIABILITIES                                     -               40                -                -                -
                                            -------------     ------------     ------------     ------------     ------------
 NET ASSETS (NOTE 5)                             $ 1,023          $ 2,945              $ -            $ 841             $ 55
-----------------------------------         =============     ============     ============     ============     ============



(A)  INVESTMENT SHARES                                59              132                -              841                3
       INVESTMENTS AT COST                         $ 975          $ 2,755              $ -            $ 841             $ 54








                                             JNL/T. Rowe       JNL/T. Rowe             JNL/          JNL/Western      JNL/Western
                                           Price Established   Price Mid-Cap       T. Rowe Price     High Yield        Strategic
                                           Growth Portfolio    Growth Portfolio    Value Portfolio    Bond Portfolio  Bond Portfolio
                                           -----------------   -----------------   -------------     ------------     ------------
ASSETS
Investments, at value (A)                      $ 26,820            $ 14,717               $ 791          $ 3,814          $ 2,831
Receivables:
   Investment securities sold                        10                   -                   -                -              102
   Sub-account units sold                            30                   -                   -                -                -
                                           -------------       -------------       -------------     ------------     ------------
TOTAL ASSETS                                     26,860              14,717                 791            3,814            2,933
                                           -------------       -------------       -------------     ------------     ------------

LIABILITIES
Payables:
   Investment securities purchased                   30                   -                   -                -                -
   Sub-account units redeemed                         9                   -                   -                -              102
   Insurance fees due to Jackson National
     of New York                                      1                   -                   -                -                -
                                           -------------       -------------       -------------     ------------     ------------
                                           -------------       -------------       -------------     ------------     ------------
 TOTAL LIABILITIES                                   40                   -                   -                -              102
                                           -------------       -------------       -------------     ------------     ------------
 NET ASSETS (NOTE 5)                           $ 26,820            $ 14,717               $ 791          $ 3,814          $ 2,831
-----------------------------------        =============       =============       =============     ============     ============



(A)  INVESTMENT SHARES                            1,217                 502                  50              433              235
       INVESTMENTS AT COST                     $ 21,604            $ 14,110               $ 728          $ 3,731          $ 2,798


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                                   JNL/Western
                                                 U.S. Government
                                                    & Quality
                                                  Bond Portfolio
                                                 ------------
ASSETS
Investments, at value (A)                            $ 2,197
Receivables:
   Investment securities sold                              -
   Sub-account units sold                                  -
                                                 ------------
TOTAL ASSETS                                           2,197
                                                 ------------

LIABILITIES
Payables:
   Investment securities purchased                         -
   Sub-account units redeemed                              -
   Insurance fees due to Jackson National
     of New York                                           -
                                                 ------------
                                                 ------------
 TOTAL LIABILITIES                                         -
                                                 ------------
 NET ASSETS (NOTE 5)                                 $ 2,197
--------------------------------------           ============



(A)  INVESTMENT SHARES                                   185
       INVESTMENTS AT COST                           $ 2,151

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT IV
Statements of Operations
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                          JNL/               JNL/AIM                JNL/                 JNL/
                                                      AIM Large Cap        Real Estate         AIM Small Cap         Alger Growth
                                                     Growth Portfolio       Portfolio         Growth Portfolio         Portfolio
                                                     ----------------    -----------------    -----------------     ----------------
INVESTMENT INCOME
   Dividends                                                     $ 1                 $ 51                  $ -                  $ 2
                                                     ----------------    -----------------    -----------------     ----------------

EXPENSES
   Insurance charges (Note 3)                                      7                   34                   58                   19
                                                     ----------------    -----------------    -----------------     ----------------
TOTAL EXPENSES                                                     7                   34                   58                   19
                                                     ----------------    -----------------    -----------------     ----------------
                                                     ----------------    -----------------    -----------------     ----------------
NET INVESTMENT INCOME (LOSS)                                      (6)                  17                  (58)                 (17)
                                                     ----------------    -----------------    -----------------     ----------------

REALIZED AND UNREALIZED GAIN Net realized gain on:
   Distributions from investment companies                         -                    9                  675                    -
   Investments                                                     -                  640                   40                   18
Net change in unrealized appreciation
    on investments                                               106                  532                  270                   64
                                                     ----------------    -----------------    -----------------     ----------------
NET REALIZED AND UNREALIZED GAIN                                 106                1,181                  985                   82
                                                     ----------------    -----------------    -----------------     ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                             $ 100              $ 1,198                $ 927                 $ 65
-----------------------------------                  ================    =================    =================     ================


                                                                            JNL/Eagle             JNL/FMR               JNL/FMR
                                                     JNL/Eagle Core          SmallCap             Balanced          Mid-Cap Equity
                                                     Equity Portfolio    Equity Portfolio        Portfolio             Portfolio
                                                     ----------------    -----------------    -----------------     ----------------
INVESTMENT INCOME
   Dividends                                                     $ -                  $ -                  $ 9                  $ -
                                                     ----------------    -----------------    -----------------     ----------------

EXPENSES
   Insurance charges (Note 3)                                      -                   38                    7                   14
                                                     ----------------    -----------------    -----------------     ----------------
TOTAL EXPENSES                                                     -                   38                    7                   14
                                                     ----------------    -----------------    -----------------     ----------------
                                                     ----------------    -----------------    -----------------     ----------------
NET INVESTMENT INCOME (LOSS)                                       -                  (38)                   2                  (14)
                                                     ----------------    -----------------    -----------------     ----------------

REALIZED AND UNREALIZED GAIN Net realized gain on:
   Distributions from investment companies                         -                  535                   17                    -
   Investments                                                     1                  112                                         1
Net change in unrealized appreciation
    on investments                                                 1                  221                   53                  332
                                                     ----------------    -----------------    -----------------     ----------------
NET REALIZED AND UNREALIZED GAIN                                   2                  868                   70                  333
                                                     ----------------    -----------------    -----------------     ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                               $ 2                $ 830                 $ 72                $ 319
-----------------------------------                  ================    =================    =================     ================


                                                      JNL/Franklin         JNL/Franklin
                                                        Templeton            Templeton
                                                         Income              Small Cap
                                                      Portfolio (a)       Value Portfolio
                                                     ----------------     -----------------
INVESTMENT INCOME
   Dividends                                                     $ -                  $ 32
                                                     ----------------     -----------------

EXPENSES
   Insurance charges (Note 3)                                      -                    13
                                                     ----------------     -----------------
TOTAL EXPENSES                                                     -                    13
                                                     ----------------     -----------------
                                                     ----------------     -----------------
NET INVESTMENT INCOME (LOSS)                                       -                    19
                                                     ----------------     -----------------

REALIZED AND UNREALIZED GAIN Net realized gain on:
   Distributions from investment companies                         -                     -
   Investments                                                     -                    64
Net change in unrealized appreciation
    on investments                                                 -                   210
                                                     ----------------     -----------------
NET REALIZED AND UNREALIZED GAIN                                   -                   274
                                                     ----------------     -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                               $ -                 $ 293
-----------------------------------                  ================     =================

(a) Commencement of operations May 1, 2006.

                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT IV
Statements of Operations
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                    JNL/Goldman
                                               JNL/Goldman             Sachs             JNL/JPMorgan         JNL/JPMorgan
                                              Sachs Mid Cap        Short Duration        International        International
                                             Value Portfolio      Bond Portfolio (a)    Equity Portfolio     Value Portfolio
                                             -----------------    -----------------     ----------------     ----------------
INVESTMENT INCOME
   Dividends                                              $ -                  $ -                 $ 12                 $ 68
                                             -----------------    -----------------     ----------------     ----------------

EXPENSES
   Insurance charges (Note 3)                               -                    -                   20                   43
                                             -----------------    -----------------     ----------------     ----------------
TOTAL EXPENSES                                              -                    -                   20                   43
                                             -----------------    -----------------     ----------------     ----------------
                                             -----------------    -----------------     ----------------     ----------------
NET INVESTMENT INCOME (LOSS)                                -                    -                   (8)                  25
                                             -----------------    -----------------     ----------------     ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -                    -                    -                   48
   Investments                                              -                    -                   84                  700
Net change in unrealized appreciation
   (depreciation) on investments                            -                    -                  423                  198
                                             -----------------    -----------------     ----------------     ----------------
NET REALIZED AND UNREALIZED GAIN                            -                    -                  507                  946
                                             -----------------    -----------------     ----------------     ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        $ -                  $ -                $ 499                $ 971
-----------------------------------          =================    =================     ================     ================




                                                JNL/Lazard           JNL/Lazard           JNL/Lazard             JNL/MCM
                                             Emerging Markets         Mid Cap              Small Cap               25
                                              Portfolio (a)       Value Portfolio       Value Portfolio       Portfolio (a)
                                             -----------------    -----------------     ----------------     ----------------
INVESTMENT INCOME
   Dividends                                              $ -                $ 395              $ 2,048                  $ -
                                             -----------------    -----------------     ----------------     ----------------

EXPENSES
   Insurance charges (Note 3)                               -                  133                  188                    -
                                             -----------------    -----------------     ----------------     ----------------
TOTAL EXPENSES                                              -                  133                  188                    -
                                             -----------------    -----------------     ----------------     ----------------
                                             -----------------    -----------------     ----------------     ----------------
NET INVESTMENT INCOME (LOSS)                                -                  262                1,860                    -
                                             -----------------    -----------------     ----------------     ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -                1,041                1,681                    -
   Investments                                              5                  (13)                 (40)                   -
Net change in unrealized appreciation
   (depreciation) on investments                           39                  660                 (789)                   -
                                             -----------------    -----------------     ----------------     ----------------
NET REALIZED AND UNREALIZED GAIN                           44                1,688                  852                    -
                                             -----------------    -----------------     ----------------     ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       $ 44              $ 1,950              $ 2,712                  $ -
-----------------------------------          =================    =================     ================     ================


                                                 JNL/MCM              JNL/MCM
                                                Bond Index         Communications
                                                Portfolio         Sector Portfolio
                                             -----------------    -----------------
INVESTMENT INCOME
   Dividends                                              $ -                  $ 1
                                             -----------------    -----------------

EXPENSES
   Insurance charges (Note 3)                               -                    -
                                             -----------------    -----------------
TOTAL EXPENSES                                              -                    -
                                             -----------------    -----------------
                                             -----------------    -----------------
NET INVESTMENT INCOME (LOSS)                                -                    1
                                             -----------------    -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -                    1
   Investments                                              -                    1
Net change in unrealized appreciation
   (depreciation) on investments                            -                    4
                                             -----------------    -----------------
NET REALIZED AND UNREALIZED GAIN                            -                    6
                                             -----------------    -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        $ -                  $ 7
-----------------------------------          =================    =================

(a) Commencement of operations May 1, 2006.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Operations
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                      JNL/MCM
                                                 JNL/MCM              Enhanced              JNL/MCM              JNL/MCM
                                             Consumer Brands       S&P 500 Stock        Financial Sector       Healthcare
                                             Sector Portfolio     Index Portfolio          Portfolio         Sector Portfolio
                                             ----------------     -----------------     ----------------     ----------------
INVESTMENT INCOME
   Dividends                                             $ -                  $ 77                  $ 9                 $ 15
                                             ----------------     -----------------     ----------------     ----------------

EXPENSES
   Insurance charges (Note 3)                              -                    12                    4                   20
                                             ----------------     -----------------     ----------------     ----------------
TOTAL EXPENSES                                             -                    12                    4                   20
                                             ----------------     -----------------     ----------------     ----------------
                                             ----------------     -----------------     ----------------     ----------------
NET INVESTMENT INCOME (LOSS)                               -                    65                    5                   (5)
                                             ----------------     -----------------     ----------------     ----------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companies                 -                    50                    4                   56
   Investments                                             -                    32                   26                   31
Net change in unrealized appreciation
    on investments                                         -                    56                   59                   61
                                             ----------------     -----------------     ----------------     ----------------
NET REALIZED AND UNREALIZED GAIN                           -                   138                   89                  148
                                             ----------------     -----------------     ----------------     ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       $ -                 $ 203                 $ 94                $ 143
-----------------------------------          ================     =================     ================     ================



                                                 JNL/MCM              JNL/MCM               JNL/MCM              JNL/MCM
                                              International            JNL 5             JNL Optimized       Oil & Gas Sector
                                             Index Portfolio         Portfolio          5 Portfolio (a)      Sector Portfolio
                                             ----------------     -----------------     ----------------     ----------------
INVESTMENT INCOME
   Dividends                                            $ 84                 $ 863                  $ -                $ 202
                                             ----------------     -----------------     ----------------     ----------------

EXPENSES
   Insurance charges (Note 3)                             47                 1,888                    -                   74
                                             ----------------     -----------------     ----------------     ----------------
TOTAL EXPENSES                                            47                 1,888                    -                   74
                                             ----------------     -----------------     ----------------     ----------------
                                             ----------------     -----------------     ----------------     ----------------
NET INVESTMENT INCOME (LOSS)                              37                (1,025)                   -                  128
                                             ----------------     -----------------     ----------------     ----------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companies                35                    35                    -                  764
   Investments                                            12                 4,059                    -                   82
Net change in unrealized appreciation
    on investments                                     1,126                34,696                    -                  552
                                             ----------------     -----------------     ----------------     ----------------
NET REALIZED AND UNREALIZED GAIN                       1,173                38,790                    -                1,398
                                             ----------------     -----------------     ----------------     ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   $ 1,210              $ 37,765                  $ -              $ 1,526
-----------------------------------          ================     =================     ================     ================


                                                 JNL/MCM              JNL/MCM
                                             S&P 400 MidCap           S&P 500
                                             Index Portfolio      Index Portfolio
                                             ----------------     -----------------
INVESTMENT INCOME
   Dividends                                            $ 74                 $ 183
                                             ----------------     -----------------

EXPENSES
   Insurance charges (Note 3)                             75                   244
                                             ----------------     -----------------
TOTAL EXPENSES                                            75                   244
                                             ----------------     -----------------
                                             ----------------     -----------------
NET INVESTMENT INCOME (LOSS)                              (1)                  (61)
                                             ----------------     -----------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companies               235                   140
   Investments                                            88                   184
Net change in unrealized appreciation
    on investments                                       179                 3,425
                                             ----------------     -----------------
NET REALIZED AND UNREALIZED GAIN                         502                 3,749
                                             ----------------     -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     $ 501               $ 3,688
-----------------------------------          ================     =================

(a) Commencement of operations May 1, 2006.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT IV
Statements of Operations
 FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                JNL/MCM              JNL/MCM              JNL/MCM               JNL/MCM
                                            Select Small-Cap        Small Cap            Technology               VIP
                                             Portfolio (a)       Index Portfolio      Sector Portfolio         Portfolio
                                            ----------------     -----------------    -----------------     ----------------
INVESTMENT INCOME
   Dividends                                            $ -                   $ 7                  $ 1                $ 427
                                            ----------------     -----------------    -----------------     ----------------

EXPENSES
   Insurance charges (Note 3)                             -                     6                    6                  521
                                            ----------------     -----------------    -----------------     ----------------
TOTAL EXPENSES                                            -                     6                    6                  521
                                            ----------------     -----------------    -----------------     ----------------
                                            ----------------     -----------------    -----------------     ----------------
NET INVESTMENT INCOME (LOSS)                              -                     1                   (5)                 (94)
                                            ----------------     -----------------    -----------------     ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                -                    34                    2                    8
   Investments                                            2                     2                    3                1,538
Net change in unrealized appreciation
   (depreciation) on investments                          8                    11                  133                9,566
                                            ----------------     -----------------    -----------------     ----------------
NET REALIZED AND UNREALIZED GAIN                         10                    47                  138               11,112
                                            ----------------     -----------------    -----------------     ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     $ 10                  $ 48                $ 133             $ 11,018
--------------------------------------      ================     =================    =================     ================




                                            JNL/Oppenheimer            JNL/              JNL/PIMCO
                                             Global Growth         Oppenheimer          Total Return          JNL/Putnam
                                               Portfolio         Growth Portfolio      Bond Portfolio       Equity Portfolio
                                            ----------------     -----------------    -----------------     ----------------
INVESTMENT INCOME
   Dividends                                          $ 115                   $ -                 $ 16                  $ 2
                                            ----------------     -----------------    -----------------     ----------------

EXPENSES
   Insurance charges (Note 3)                           276                     5                   10                    6
                                            ----------------     -----------------    -----------------     ----------------
TOTAL EXPENSES                                          276                     5                   10                    6
                                            ----------------     -----------------    -----------------     ----------------
                                            ----------------     -----------------    -----------------     ----------------
NET INVESTMENT INCOME (LOSS)                           (161)                   (5)                   6                   (4)
                                            ----------------     -----------------    -----------------     ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies            1,083                     -                    -                    -
   Investments                                          395                    72                   (1)                   1
Net change in unrealized appreciation
   (depreciation) on investments                      3,334                   (15)                  40                   68
                                            ----------------     -----------------    -----------------     ----------------
NET REALIZED AND UNREALIZED GAIN                      4,812                    57                   39                   69
                                            ----------------     -----------------    -----------------     ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  $ 4,651                  $ 52                 $ 45                 $ 65
--------------------------------------      ================     =================    =================     ================


                                              JNL/Putnam            JNL/Putnam
                                                Midcap                Value
                                            Growth Portfolio     Equity Portfolio
                                            ----------------     -----------------
INVESTMENT INCOME
   Dividends                                            $ -                   $ -
                                            ----------------     -----------------

EXPENSES
   Insurance charges (Note 3)                            13                     -
                                            ----------------     -----------------
TOTAL EXPENSES                                           13                     -
                                            ----------------     -----------------
                                            ----------------     -----------------
NET INVESTMENT INCOME (LOSS)                            (13)                    -
                                            ----------------     -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                -                     -
   Investments                                           11                     -
Net change in unrealized appreciation
   (depreciation) on investments                         39                     -
                                            ----------------     -----------------
NET REALIZED AND UNREALIZED GAIN                         50                     -
                                            ----------------     -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     $ 37                   $ -
--------------------------------------      ================     =================


(a) Commencement of operations May 1, 2006.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Operations
 FOR THE PERIOD ENDED DECEMBER 31, 2006


                                              JNL/Select          JNL/Select       JNL/Select       JNL/Select       JNL/Select
                                               Balanced          Global Growth     Large Cap        Money Market        Value
                                               Portfolio          Portfolio        Portfolio         Portfolio        Portfolio
                                            ----------------     -------------    -------------     ------------     ------------
INVESTMENT INCOME
   Dividends                                           $ 19               $ 7              $ -             $ 19              $ 1
                                            ----------------     -------------    -------------     ------------     ------------

EXPENSES
   Insurance charges (Note 3)                             6                 8                -                4                -
                                            ----------------     -------------    -------------     ------------     ------------
TOTAL EXPENSES                                            6                 8                -                4                -
                                            ----------------     -------------    -------------     ------------     ------------
                                            ----------------     -------------    -------------     ------------     ------------
NET INVESTMENT INCOME (LOSS)                             13                (1)               -               15                1
                                            ----------------     -------------    -------------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                6                 -                -                -                1
   Investments                                          (20)                3                -                -                1
Net change in unrealized appreciation
   (depreciation) on investments                        100               190                -                -                2
                                            ----------------     -------------    -------------     ------------     ------------
NET REALIZED AND UNREALIZED GAIN                         86               193                -                -                4
                                            ----------------     -------------    -------------     ------------     ------------

NET INCREASE  IN NET ASSETS
   FROM OPERATIONS                                     $ 99             $ 192              $ -             $ 15              $ 5
---------------------------------------     ================     =============    =============     ============     ============



                                              JNL/T. Rowe          JNL/T. Rowe              JNL/              JNL/Western
                                            Price Established     Price Mid-Cap        T. Rowe Price          High Yield
                                            Growth Portfolio     Growth Portfolio     Value Portfolio        Bond Portfolio
                                            ----------------     -----------------    -----------------     ----------------
INVESTMENT INCOME
   Dividends                                           $ 33                 $ 103                  $ 6                 $ 76
                                            ----------------     -----------------    -----------------     ----------------

EXPENSES
   Insurance charges (Note 3)                           222                   123                    7                   26
                                            ----------------     -----------------    -----------------     ----------------
TOTAL EXPENSES                                          222                   123                    7                   26
                                            ----------------     -----------------    -----------------     ----------------
                                            ----------------     -----------------    -----------------     ----------------
NET INVESTMENT INCOME (LOSS)                           (189)                  (20)                  (1)                  50
                                            ----------------     -----------------    -----------------     ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies              208                 1,081                   43                    -
   Investments                                          189                    79                    9                   (2)
Net change in unrealized appreciation
   (depreciation) on investments                      2,871                  (334)                  60                  250
                                            ----------------     -----------------    -----------------     ----------------
NET REALIZED AND UNREALIZED GAIN                      3,268                   826                  112                  248
                                            ----------------     -----------------    -----------------     ----------------

NET INCREASE  IN NET ASSETS
   FROM OPERATIONS                                  $ 3,079                 $ 806                $ 111                $ 298
---------------------------------------     ================     =================    =================     ================


                                              JNL/Western
                                               Strategic
                                            Bond Portfolio
                                            ----------------
INVESTMENT INCOME
   Dividends                                            $ 2
                                            ----------------

EXPENSES
   Insurance charges (Note 3)                            20
                                            ----------------
TOTAL EXPENSES                                           20
                                            ----------------
                                            ----------------
NET INVESTMENT INCOME (LOSS)                            (18)
                                            ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                -
   Investments                                           (2)
Net change in unrealized appreciation
   (depreciation) on investments                        120
                                            ----------------
NET REALIZED AND UNREALIZED GAIN                        118
                                            ----------------

NET INCREASE  IN NET ASSETS
   FROM OPERATIONS                                    $ 100
---------------------------------------     ================

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT IV
Statements of Operations
 FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                JNL/Western
                                              U.S. Government
                                                 & Quality
                                              Bond Portfolio
                                          ------------------------
INVESTMENT INCOME
   Dividends                                                  $ -
                                          ------------------------

EXPENSES
   Insurance charges (Note 3)                                  33
                                          ------------------------
TOTAL EXPENSES                                                 33
                                          ------------------------
                                          ------------------------
NET INVESTMENT (LOSS)                                         (33)
                                          ------------------------

REALIZED AND UNREALIZED GAIN Net realized gain on:
   Distributions from investment companies                      -
   Investments                                                 35
Net change in unrealized appreciation
   on investments                                              77
                                          ------------------------
NET REALIZED AND UNREALIZED GAIN                              112
                                          ------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           $ 79
--------------------------------------    ========================


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                     JNL/               JNL/AIM              JNL/                 JNL/
                                                 AIM Large Cap        Real Estate        AIM Small Cap        Alger Growth
                                                Growth Portfolio       Portfolio        Growth Portfolio       Portfolio
                                                ----------------    ----------------    ----------------     ---------------
OPERATIONS
   Net investment income (loss)                            $ (6)               $ 17               $ (58)              $ (17)
   Net realized gain on investments                                             649                 715                  18
   Net change in unrealized appreciation
      on investments                                        106                 532                 270                  64
                                                ----------------    ----------------    ----------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                          100               1,198                 927                  65
                                                ----------------    ----------------    ----------------     ---------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                                 489               2,230                  83               1,092
   Policy withdrawals                                         -              (3,888)                  -                   -
   Transfers between portfolios                             377               7,483               2,610                 741
   Policyholder charges (Note 3)                              -              (1,266)               (219)               (415)
                                                ----------------    ----------------    ----------------     ---------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                     866               4,559               2,474               1,418
                                                ----------------    ----------------    ----------------     ---------------

NET INCREASE IN NET ASSETS                                  966               5,757               3,401               1,483

NET ASSETS BEGINNING OF PERIOD                              464                   -               5,271                 975
                                                ----------------    ----------------    ----------------     ---------------

NET ASSETS END OF PERIOD                                $ 1,430             $ 5,757             $ 8,672             $ 2,458
----------------------------------------        ================    ================    ================     ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                       38                   -                 401                  47

      Units Issued                                           72               1,069                 195                  87
      Units Redeemed                                          -                (704)                (16)                (20)
                                                ----------------    ----------------    ----------------     ---------------

Units Outstanding at December 31, 2006                      110                 365                 580                 114
                                                ================    ================    ================     ===============





                                                                 JNL/Eagle             JNL/FMR             JNL/FMR
                                           JNL/Eagle Core         SmallCap            Balanced         Mid-Cap Equity
                                           Equity Portfolio    Equity Portfolio       Portfolio           Portfolio
                                           ---------------     ---------------     ----------------    ----------------
OPERATIONS
   Net investment income (loss)                       $ -               $ (38)                 $ 2               $ (14)
   Net realized gain on investments                     1                 647                   17                   1
   Net change in unrealized appreciation
      on investments                                    1                 221                   53                 332
                                           ---------------     ---------------     ----------------    ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      2                 830                   72                 319
                                           ---------------     ---------------     ----------------    ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                            17               1,580                  634                  32
   Policy withdrawals                                   -                   -                    -                   -
   Transfers between portfolios                         -               2,301                    -               3,283
   Policyholder charges (Note 3)                      (17)               (491)                   -                 (61)
                                           ---------------     ---------------     ----------------    ----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                 -               3,390                  634               3,254
                                           ---------------     ---------------     ----------------    ----------------

NET INCREASE IN NET ASSETS                              2               4,220                  706               3,573

NET ASSETS BEGINNING OF PERIOD                          8               2,418                  382                   -
                                           ---------------     ---------------     ----------------    ----------------

NET ASSETS END OF PERIOD                             $ 10             $ 6,638              $ 1,088             $ 3,573
----------------------------------------   ===============     ===============     ================    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                  1                 114                   33                   -

      Units Issued                                      1                 184                   53                 138
      Units Redeemed                                   (1)                (35)                   -                  (2)
                                           ---------------     ---------------     ----------------    ----------------

Units Outstanding at December 31, 2006                  1                 263                   86                 136
                                           ===============     ===============     ================    ================



                                            JNL/Franklin        JNL/Franklin
                                              Templeton           Templeton
                                               Income             Small Cap
                                            Portfolio (a)      Value Portfolio
                                           ----------------    ----------------
OPERATIONS
   Net investment income (loss)                        $ -                $ 19
   Net realized gain on investments                      -                  64
   Net change in unrealized appreciation
      on investments                                     -                 210
                                           ----------------    ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       -                 293
                                           ----------------    ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                              -                 528
   Policy withdrawals                                    -              (3,183)
   Transfers between portfolios                          -               6,105
   Policyholder charges (Note 3)                         -                (479)
                                           ----------------    ----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                  -               2,971
                                           ----------------    ----------------

NET INCREASE IN NET ASSETS                               -               3,264

NET ASSETS BEGINNING OF PERIOD                           -                   -
                                           ----------------    ----------------

NET ASSETS END OF PERIOD                               $ -             $ 3,264
----------------------------------------   ================    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                   -                   -

      Units Issued                                       -                 816
      Units Redeemed                                     -                (562)
                                           ----------------    ----------------

Units Outstanding at December 31, 2006                   -                 254
                                           ================    ================

(a) Commencement of operations May 1, 2006.


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                 JNL/Goldman
                                             JNL/Goldman            Sachs           JNL/JPMorgan        JNL/JPMorgan
                                            Sachs Mid Cap      Short Duration       International       International
                                           Value Portfolio     Bond Portfolio (a)  Equity Portfolio    Value Portfolio
                                           ----------------    ----------------    ----------------    ----------------
OPERATIONS
   Net investment income (loss)                        $ -                 $ -                $ (8)               $ 25
   Net realized gain on investments                      -                   -                  84                 748
   Net change in unrealized appreciation
      (depreciation) on investments                      -                   -                 423                 198
                                           ----------------    ----------------    ----------------    ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       -                   -                 499                 971
                                           ----------------    ----------------    ----------------    ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                              -                   -               1,520               1,433
   Policy withdrawals                                    -                   -                   -              (6,645)
   Transfers between portfolios                          -                   -               2,758               8,071
   Policyholder charges (Note 3)                         -                   -                (390)             (2,609)
                                           ----------------    ----------------    ----------------    ----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                  -                   -               3,888                 250
                                           ----------------    ----------------    ----------------    ----------------

NET INCREASE IN NET ASSETS                               -                   -               4,387               1,221

NET ASSETS BEGINNING OF PERIOD                           -                   -                 782               2,948
                                           ----------------    ----------------    ----------------    ----------------

NET ASSETS END OF PERIOD                               $ -                 $ -             $ 5,169             $ 4,169
-------------------------------------      ================    ================    ================    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                   -                   -                  49                 227

      Units Issued                                       -                   -                 265               1,510
      Units Redeemed                                     -                   -                 (47)             (1,492)
                                           ----------------    ----------------    ----------------    ----------------

Units Outstanding at December 31, 2006                   -                   -                 267                 245
                                           ================    ================    ================    ================




                                             JNL/Lazard          JNL/Lazard          JNL/Lazard           JNL/MCM
                                           Emerging Markets       Mid Cap            Small Cap               25
                                           Portfolio (a)       Value Portfolio     Value Portfolio     Portfolio (a)
                                           ---------------     ---------------     -----------------------------------
OPERATIONS
   Net investment income (loss)                       $ -               $ 262             $ 1,860                 $ -
   Net realized gain on investments                     5               1,028               1,641                   -
   Net change in unrealized appreciation
      (depreciation) on investments                    39                 660                (789)                  -
                                           ---------------     ---------------     ---------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     44               1,950               2,712                   -
                                           ---------------     ---------------     ---------------     ---------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                           239               2,185               1,983                   -
   Policy withdrawals                                   -                 (30)                (31)                  -
   Transfers between portfolios                       162                (308)                309                   -
   Policyholder charges (Note 3)                      (78)             (1,092)             (1,273)                  -
                                           ---------------     ---------------     ---------------     ---------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                               323                 755                 988                   -
                                           ---------------     ---------------     ---------------     ---------------

NET INCREASE IN NET ASSETS                            367               2,705               3,700                   -

NET ASSETS BEGINNING OF PERIOD                          -              13,499              17,585                   -
                                           ---------------     ---------------     ---------------     ---------------

NET ASSETS END OF PERIOD                            $ 367            $ 16,204            $ 21,285                 $ -
-------------------------------------      ===============     ===============     ===============     ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                  -                 690               1,103                   -

      Units Issued                                     41                 108                 385                   -
      Units Redeemed                                   (8)                (70)               (338)                  -
                                           ---------------     ---------------     ---------------     ---------------

Units Outstanding at December 31, 2006                 33                 728               1,150                   -
                                           ===============     ===============     ===============     ===============


                                               JNL/MCM             JNL/MCM
                                             Bond Index        Communications
                                              Portfolio        Sector Portfolio
                                           ----------------    ----------------
OPERATIONS
   Net investment income (loss)                        $ -                 $ 1
   Net realized gain on investments                      -                   2
   Net change in unrealized appreciation
      (depreciation) on investments                      -                   4
                                           ----------------    ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       -                   7
                                           ----------------    ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                             18                  46
   Policy withdrawals                                    -                   -
   Transfers between portfolios                          -                  26
   Policyholder charges (Note 3)                       (16)                (21)
                                           ----------------    ----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                  2                  51
                                           ----------------    ----------------

NET INCREASE IN NET ASSETS                               2                  58

NET ASSETS BEGINNING OF PERIOD                           7                   -
                                           ----------------    ----------------

NET ASSETS END OF PERIOD                               $ 9                $ 58
-------------------------------------      ================    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                   1                   -

      Units Issued                                       1                  13
      Units Redeemed                                    (1)                 (4)
                                           ----------------    ----------------

Units Outstanding at December 31, 2006                   1                   9
                                           ================    ================


(a) Commencement of operations May 1, 2006.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                   JNL/MCM
                                               JNL/MCM             Enhanced            JNL/MCM             JNL/MCM
                                           Consumer Brands      S&P 500 Stock       Financial Sector      Healthcare
                                           Sector Portfolio     Index Portfolio       Portfolio         Sector Portfolio
                                           ----------------     ---------------     ---------------     ---------------
OPERATIONS
   Net investment income (loss)                        $ -                $ 65                 $ 5                $ (5)
   Net realized gain on investments                      -                  82                  30                  87
   Net change in unrealized appreciation
      on investments                                     -                  56                  59                  61
                                           ----------------     ---------------     ---------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       -                 203                  94                 143
                                           ----------------     ---------------     ---------------     ---------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                              -               1,267                 453               2,032
   Policy withdrawals                                    -                   -                   -                 (25)
   Transfers between portfolios                          -                (798)                 (4)               (113)
   Policyholder charges (Note 3)                         -                   -                (159)               (385)
                                           ----------------     ---------------     ---------------     ---------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                  -                 469                 290               1,509
                                           ----------------     ---------------     ---------------     ---------------

NET INCREASE IN NET ASSETS                               -                 672                 384               1,652

NET ASSETS BEGINNING OF PERIOD                           -                 743                 373               1,021
                                           ----------------     ---------------     ---------------     ---------------

NET ASSETS END OF PERIOD                               $ -             $ 1,415               $ 757             $ 2,673
--------------------------------------     ================     ===============     ===============     ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                   -                  83                  28                  85

      Units Issued                                       -                 135                  41                 209
      Units Redeemed                                     -                 (82)                (21)                (83)
                                           ----------------     ---------------     ---------------     ---------------

Units Outstanding at December 31, 2006                   -                 136                  48                 211
                                           ================     ===============     ===============     ===============




                                               JNL/MCM             JNL/MCM             JNL/MCM             JNL/MCM
                                            International           JNL 5           JNL Optimized      Oil & Gas Sector
                                           Index Portfolio        Portfolio        5 Portfolio (a)     Sector Portfolio
                                           ----------------    ----------------    ----------------    ----------------
OPERATIONS
   Net investment income (loss)                       $ 37            $ (1,025)                $ -               $ 128
   Net realized gain on investments                     47               4,094                   -                 846
   Net change in unrealized appreciation
      on investments                                 1,126              34,696                   -                 552
                                           ----------------    ----------------    ----------------    ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   1,210              37,765                   -               1,526
                                           ----------------    ----------------    ----------------    ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                            382              17,234                   -               7,867
   Policy withdrawals                                    -                   -                   -                 (38)
   Transfers between portfolios                      3,798              93,079                   -              10,138
   Policyholder charges (Note 3)                      (201)            (15,865)                  -              (2,467)
                                           ----------------    ----------------    ----------------    ----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                              3,979              94,448                   -              15,500
                                           ----------------    ----------------    ----------------    ----------------

NET INCREASE IN NET ASSETS                           5,189             132,213                   -              17,026

NET ASSETS BEGINNING OF PERIOD                       3,133             140,992                                   3,601
                                           ----------------    ----------------    ----------------    ----------------

NET ASSETS END OF PERIOD                           $ 8,322           $ 273,205                 $ -            $ 20,627
--------------------------------------     ================    ================    ================    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 200              11,744                   -                 146

      Units Issued                                     237               9,734                   -               1,514
      Units Redeemed                                   (11)             (2,181)                  -                (963)
                                           ----------------    ----------------    ----------------    ----------------

Units Outstanding at December 31, 2006                 426              19,297                   -                 697
                                           ================    ================    ================    ================



                                              JNL/MCM             JNL/MCM
                                           S&P 400 MidCap         S&P 500
                                           Index Portfolio     Index Portfolio
                                           ---------------     ---------------
OPERATIONS
   Net investment income (loss)                      $ (1)              $ (61)
   Net realized gain on investments                   323                 324
   Net change in unrealized appreciation
      on investments                                  179               3,425
                                           ---------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    501               3,688
                                           ---------------     ---------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                         3,833               2,142
   Policy withdrawals                                   -                   -
   Transfers between portfolios                       665                 259
   Policyholder charges (Note 3)                   (3,166)             (1,988)
                                           ---------------     ---------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                             1,332                 413
                                           ---------------     ---------------

NET INCREASE IN NET ASSETS                          1,833               4,101

NET ASSETS BEGINNING OF PERIOD                      6,773              25,463
                                           ---------------     ---------------

NET ASSETS END OF PERIOD                          $ 8,606            $ 29,564
--------------------------------------     ===============     ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                464               2,289

      Units Issued                                    578                 242
      Units Redeemed                                 (501)               (205)
                                           ---------------     ---------------

Units Outstanding at December 31, 2006                541               2,326
                                           ===============     ===============

(a) Commencement of operations May 1, 2006.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 FOR THE PERIOD ENDED DECEMBER 31, 2006


                                              JNL/MCM          JNL/MCM         JNL/MCM          JNL/MCM       JNL/Oppenheimer
                                           Select Small-Cap   Small Cap       Technology          VIP          Global Growth
                                           Portfolio (a)      Index Portfolio Sector Portfolio Portfolio         Portfolio
                                           --------------     -----------     ----------------------------    ----------------
OPERATIONS
   Net investment income (loss)                      $ -             $ 1            $ (5)           $ (94)             $ (161)
   Net realized gain (loss) on investments             2              36               5            1,546               1,478
   Net change in unrealized appreciation
      (depreciation) on investments                    8              11             133            9,566               3,334
                                           --------------     -----------     -----------     ------------    ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    10              48             133           11,018               4,651
                                           --------------     -----------     -----------     ------------    ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                          120              32             529           15,945               4,337
   Policy withdrawals                                  -               -               -                -                 (31)
   Transfers between portfolios                       81             672             898           61,334                 (73)
   Policyholder charges (Note 3)                     (40)            (42)           (148)          (5,916)             (1,611)
                                           --------------     -----------     -----------     ------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                              161             662           1,279           71,363               2,622
                                           --------------     -----------     -----------     ------------    ----------------

NET INCREASE (DECREASE) IN NET ASSETS                171             710           1,412           82,381               7,273

NET ASSETS BEGINNING OF PERIOD                         -               -               -           13,398              27,072
                                           --------------     -----------     -----------     ------------    ----------------

NET ASSETS END OF PERIOD                           $ 171           $ 710         $ 1,412         $ 95,779            $ 34,345
--------------------------------------     ==============     ===========     ===========     ============    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 -               -               -            1,107               2,060

      Units Issued                                    21              47             237            8,873                 332
      Units Redeemed                                  (4)             (3)            (24)          (2,867)               (142)
                                           --------------     -----------     -----------     ------------    ----------------

Units Outstanding at December 31, 2006                17              44             213            7,113               2,250
                                           ==============     ===========     ===========     ============    ================


                                                JNL/              JNL/PIMCO                               JNL/Putnam
                                             Oppenheimer         Total Return         JNL/Putnam            Midcap
                                           Growth Portfolio     Bond Portfolio      Equity Portfolio    Growth Portfolio
                                           ----------------     ---------------     ---------------     ---------------
OPERATIONS
   Net investment income (loss)                       $ (5)                $ 6                $ (4)              $ (13)
   Net realized gain (loss) on investments              72                  (1)                  1                  11
   Net change in unrealized appreciation
      (depreciation) on investments                    (15)                 40                  68                  39
                                           ----------------     ---------------     ---------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      52                  45                  65                  37
                                           ----------------     ---------------     ---------------     ---------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                            380                 936                  32               1,028
   Policy withdrawals                                    -                 (25)                  -                   -
   Transfers between portfolios                       (432)                500                 672                 671
   Policyholder charges (Note 3)                      (165)               (136)                (42)               (510)
                                           ----------------     ---------------     ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                               (217)              1,275                 662               1,189
                                           ----------------     ---------------     ---------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                 (165)              1,320                 727               1,226

NET ASSETS BEGINNING OF PERIOD                         789                 434                   -                 559
                                           ----------------     ---------------     ---------------     ---------------

NET ASSETS END OF PERIOD                             $ 624             $ 1,754               $ 727             $ 1,785
--------------------------------------     ================     ===============     ===============     ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                  86                  30                   -                  64

      Units Issued                                      41                  96                  29                 188
      Units Redeemed                                   (62)                (11)                 (2)                (57)
                                           ----------------     ---------------     ---------------     ---------------

Units Outstanding at December 31, 2006                  65                 115                  27                 195
                                           ================     ===============     ===============     ===============



                                             JNL/Putnam
                                                Value
                                           Equity Portfolio
                                           ----------------
OPERATIONS
   Net investment income (loss)                        $ -
   Net realized gain (loss) on investments               -
   Net change in unrealized appreciation
      (depreciation) on investments                      -
                                           ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       -
                                           ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                              -
   Policy withdrawals                                    -
   Transfers between portfolios                          -
   Policyholder charges (Note 3)                         -
                                           ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                  -
                                           ----------------

NET INCREASE (DECREASE) IN NET ASSETS                    -

NET ASSETS BEGINNING OF PERIOD                           -
                                           ----------------

NET ASSETS END OF PERIOD                               $ -
--------------------------------------     ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                   -

      Units Issued                                       -
      Units Redeemed                                     -
                                           ----------------

Units Outstanding at December 31, 2006                   -
                                           ================

(a) Commencement of operations May 1, 2006.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 FOR THE PERIOD ENDED DECEMBER 31, 2006


                                           JNL/Select      JNL/Select       JNL/Select      JNL/Select      JNL/Select
                                            Balanced       Global Growth    Large Cap       Money Market       Value
                                            Portfolio       Portfolio       Portfolio        Portfolio       Portfolio
                                           ------------    ------------     -----------     ------------    ------------
OPERATIONS
   Net investment income (loss)                   $ 13            $ (1)            $ -             $ 15             $ 1
   Net realized gain (loss) on investments         (14)              3               -                -               2
   Net change in unrealized appreciation
       (depreciation) on investments               100             190               -                -               2
                                           ------------    ------------     -----------     ------------    ------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  99             192               -               15               5
                                           ------------    ------------     -----------     ------------    ------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                        504             120               -               72              46
   Policy withdrawals                              (42)              -               -                -               -
   Transfers between portfolios                     86           2,692               -              754              25
   Policyholder charges (Note 3)                  (213)            (59)              -                -             (21)
                                           ------------    ------------     -----------     ------------    ------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                            335           2,753               -              826              50
                                           ------------    ------------     -----------     ------------    ------------

NET INCREASE IN NET ASSETS                         434           2,945               -              841              55

NET ASSETS BEGINNING OF PERIOD                     589               -               -                -               -
                                           ------------    ------------     -----------     ------------    ------------

NET ASSETS END OF PERIOD                       $ 1,023         $ 2,945             $ -            $ 841            $ 55
--------------------------------------     ============    ============     ===========     ============    ============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005              22               -               -                -               -

      Units Issued                                  90             106               -               61               4
      Units Redeemed                               (78)             (2)              -                -              (1)
                                           ------------    ------------     -----------     ------------    ------------

Units Outstanding at December 31, 2006              34             104               -               61               3
                                           ============    ============     ===========     ============    ============


                                             JNL/T. Rowe         JNL/T. Rowe             JNL/            JNL/Western
                                           Price Established    Price Mid-Cap       T. Rowe Price         High Yield
                                           Growth Portfolio     Growth Portfolio    Value Portfolio      Bond Portfolio
                                           ----------------     ---------------     ---------------     ---------------
OPERATIONS
   Net investment income (loss)                     $ (189)              $ (20)               $ (1)               $ 50
   Net realized gain (loss) on investments             397               1,160                  52                  (2)
   Net change in unrealized appreciation
       (depreciation) on investments                 2,871                (334)                 60                 250
                                           ----------------     ---------------     ---------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   3,079                 806                 111                 298
                                           ----------------     ---------------     ---------------     ---------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                          1,601               2,043                  83                 912
   Policy withdrawals                                  (43)                  -                 (29)                  -
   Transfers between portfolios                         82                 247                 672                 493
   Policyholder charges (Note 3)                    (1,138)               (778)               (145)                (78)
                                           ----------------     ---------------     ---------------     ---------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                502               1,512                 581               1,327
                                           ----------------     ---------------     ---------------     ---------------

NET INCREASE IN NET ASSETS                           3,581               2,318                 692               1,625

NET ASSETS BEGINNING OF PERIOD                      23,239              12,399                  99               2,189
                                           ----------------     ---------------     ---------------     ---------------

NET ASSETS END OF PERIOD                          $ 26,820            $ 14,717               $ 791             $ 3,814
--------------------------------------     ================     ===============     ===============     ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 800                 306                   6                 158

      Units Issued                                      57                  55                  50                  98
      Units Redeemed                                   (40)                (19)                (11)                 (5)
                                           ----------------     ---------------     ---------------     ---------------

Units Outstanding at December 31, 2006                 817                 342                  45                 251
                                           ================     ===============     ===============     ===============


                                             JNL/Western
                                              Strategic
                                           Bond Portfolio
                                           ----------------
OPERATIONS
   Net investment income (loss)                      $ (18)
   Net realized gain (loss) on investments              (2)
   Net change in unrealized appreciation
       (depreciation) on investments                   120
                                           ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     100
                                           ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                            971
   Policy withdrawals                                    -
   Transfers between portfolios                        450
   Policyholder charges (Note 3)                      (466)
                                           ----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                955
                                           ----------------

NET INCREASE IN NET ASSETS                           1,055

NET ASSETS BEGINNING OF PERIOD                       1,776
                                           ----------------

NET ASSETS END OF PERIOD                           $ 2,831
--------------------------------------     ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                  88

      Units Issued                                      69
      Units Redeemed                                   (22)
                                           ----------------

Units Outstanding at December 31, 2006                 135
                                           ================

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 FOR THE PERIOD ENDED DECEMBER 31, 2006

                                            JNL/Western
                                           U.S. Government
                                             & Quality
                                           Bond Portfolio
                                         -------------------
OPERATIONS
   Net investment (loss)                              $ (33)
   Net realized gain on investments                      35
   Net change in unrealized appreciation
       on investments                                    77
                                         -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       79
                                         -------------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                           1,256
   Policy withdrawals                                     -
   Transfers between portfolios                         806
   Policyholder charges (Note 3)                       (853)
                                         -------------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                               1,209
                                         -------------------

NET INCREASE IN NET ASSETS                            1,288

NET ASSETS BEGINNING OF PERIOD                          909
                                         -------------------

NET ASSETS END OF PERIOD                            $ 2,197
-------------------------------------    ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                   54

      Units Issued                                    1,370
      Units Redeemed                                 (1,298)
                                         -------------------

Units Outstanding at December 31, 2006                  126
                                         ===================

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                JNL/              JNL/AIM               JNL/                 JNL/
                                            AIM Large Cap       Real Estate        AIM Small Cap         Alger Growth
                                           Growth Portfolio     Portfolio (a)     Growth Portfolio         Portfolio
                                           ----------------     -------------     -----------------     ----------------
OPERATIONS
   Net investment (loss)                              $ (1)              $ -                 $ (34)                $ (4)
   Net realized gain on investments                      -                 -                    11                   11
   Net change in unrealized appreciation
      on investments                                    26                 -                   536                  136
                                           ----------------     -------------     -----------------     ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      25                 -                   513                  143
                                           ----------------     -------------     -----------------     ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                              -                 -                    34                    -
   Policy withdrawals                                    -                 -                     -                    -
   Transfers between portfolios                        439                 -                 4,851                  950
   Policyholder charges (Note 3)                         -                 -                  (127)                (118)
                                           ----------------     -------------     -----------------     ----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                439                 -                 4,758                  832
                                           ----------------     -------------     -----------------     ----------------

NET INCREASE IN NET ASSETS                             464                 -                 5,271                  975

NET ASSETS BEGINNING OF PERIOD                           -                 -                     -                    -
                                           ----------------     -------------     -----------------     ----------------

NET ASSETS END OF PERIOD                             $ 464               $ -               $ 5,271                $ 975
--------------------------------------     ================     =============     =================     ================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                   -                 -                     -                    -

      Units Issued                                      38                 -                   412                   53
      Units Redeemed                                     -                 -                   (11)                  (6)
                                           ----------------     -------------     -----------------     ----------------

Units Outstanding at December 31, 2005                  38                 -                   401                   47
                                           ================     =============     =================     ================




                                           JNL/Alliance                                 JNL/Eagle             JNL/FMR
                                          Capital Growth        JNL/Eagle Core          SmallCap              Balanced
                                          Portfolio (b)        Equity Portfolio      Equity Portfolio        Portfolio
                                         -----------------     -----------------     ----------------     -----------------
OPERATIONS
   Net investment (loss)                              $ -                   $ -                $ (13)                 $ (1)
   Net realized gain on investments                     -                     -                   53                     -
   Net change in unrealized appreciation
      on investments                                    -                     -                  152                    16
                                         -----------------     -----------------     ----------------     -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      -                     -                  192                    15
                                         -----------------     -----------------     ----------------     -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                             -                     -                  251                   369
   Policy withdrawals                                   -                     -                    -                     -
   Transfers between portfolios                         -                    17                2,250                     -
   Policyholder charges (Note 3)                        -                    (9)                (275)                   (2)
                                         -----------------     -----------------     ----------------     -----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                 -                     8                2,226                   367
                                         -----------------     -----------------     ----------------     -----------------

NET INCREASE IN NET ASSETS                              -                     8                2,418                   382

NET ASSETS BEGINNING OF PERIOD                          -                     -                    -                     -
                                         -----------------     -----------------     ----------------     -----------------

NET ASSETS END OF PERIOD                              $ -                   $ 8              $ 2,418                 $ 382
--------------------------------------   =================     =================     ================     =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                  -                     -                    -                     -

      Units Issued                                      -                     1                  128                    33
      Units Redeemed                                    -                     -                  (14)                    -
                                         -----------------     -----------------     ----------------     -----------------

Units Outstanding at December 31, 2005                  -                     1                  114                    33
                                         =================     =================     ================     =================




                                                                JNL/Franklin
                                             JNL/FMR              Templeton
                                          Mid-Cap Equity          Small Cap
                                            Portfolio          Value Portfolio (a)
                                         -----------------     ----------------
OPERATIONS
   Net investment (loss)                              $ -                  $ -
   Net realized gain on investments                     -                    -
   Net change in unrealized appreciation
      on investments                                    -                    -
                                         -----------------     ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      -                    -
                                         -----------------     ----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                             -                    -
   Policy withdrawals                                   -                    -
   Transfers between portfolios                         -                    -
   Policyholder charges (Note 3)                        -                    -
                                         -----------------     ----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                 -                    -
                                         -----------------     ----------------

NET INCREASE IN NET ASSETS                              -                    -

NET ASSETS BEGINNING OF PERIOD                          -                    -
                                         -----------------     ----------------

NET ASSETS END OF PERIOD                              $ -                  $ -
--------------------------------------   =================     ================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                  -                    -

      Units Issued                                      -                    -
      Units Redeemed                                    -                    -
                                         -----------------     ----------------

Units Outstanding at December 31, 2005                  -                    -
                                         =================     ================

(a)  Commencement of operations May 2, 2005.
(b)  Period from January 1, 2005 through April 28, 2005.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                JNL/Goldman           JNL/JPMorgan         JNL/JPMorgan           JNL/Lazard
                                               Sachs Mid Cap         International         International           Mid Cap
                                              Value Portfolio (a)   Equity Portfolio      Value Portfolio      Value Portfolio
                                              -----------------     -----------------     ----------------     -----------------
OPERATIONS
   Net investment income                                   $ -                   $ 7                  $ 4               $ 1,155
   Net realized gain on investments                          -                     2                   14                   843
   Net change in unrealized appreciation
      (depreciation) on investments                          -                    55                  145                  (776)
                                              -----------------     -----------------     ----------------     -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           -                    64                  163                 1,222
                                              -----------------     -----------------     ----------------     -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                                  -                   335                   68                   975
   Policy withdrawals                                        -                     -                    -                     -
   Transfers between portfolios                              -                   513                3,037                11,998
   Policyholder charges (Note 3)                             -                  (130)                (320)                 (696)
                                              -----------------     -----------------     ----------------     -----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                      -                   718                2,785                12,277
                                              -----------------     -----------------     ----------------     -----------------

NET INCREASE IN NET ASSETS                                   -                   782                2,948                13,499

NET ASSETS BEGINNING OF PERIOD                               -                     -                    -                     -
                                              -----------------     -----------------     ----------------     -----------------

NET ASSETS END OF PERIOD                                   $ -                 $ 782              $ 2,948              $ 13,499
----------------------------------------      =================     =================     ================     =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                       -                     -                    -                     -

      Units Issued                                           -                    58                  255                   730
      Units Redeemed                                         -                    (9)                 (28)                  (40)
                                              -----------------     -----------------     ----------------     -----------------

Units Outstanding at December 31, 2005                       -                    49                  227                   690
                                              =================     =================     ================     =================



                                            JNL/Lazard             JNL/MCM              JNL/MCM               JNL/MCM
                                            Small Cap            Bond Index          Communications       Consumer Brands
                                         Value Portfolio          Portfolio         Sector Portfolio      Sector Portfolio
                                         -----------------     ----------------     -----------------     -----------------
OPERATIONS
   Net investment income                            $ 776                  $ -                   $ -                   $ -
   Net realized gain on investments                 1,194                    -                     -                     -
   Net change in unrealized appreciation
      (depreciation) on investments                  (884)                   -                     -                     -
                                         -----------------     ----------------     -----------------     -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  1,086                    -                     -                     -
                                         -----------------     ----------------     -----------------     -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                           758                    -                     -                     -
   Policy withdrawals                                   -                    -                     -                     -
   Transfers between portfolios                    16,465                   16                     -                     -
   Policyholder charges (Note 3)                     (724)                  (9)                    -                     -
                                         -----------------     ----------------     -----------------     -----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                            16,499                    7                     -                     -
                                         -----------------     ----------------     -----------------     -----------------

NET INCREASE IN NET ASSETS                         17,585                    7                     -                     -

NET ASSETS BEGINNING OF PERIOD                          -                    -                     -                     -
                                         -----------------     ----------------     -----------------     -----------------

NET ASSETS END OF PERIOD                         $ 17,585                  $ 7                   $ -                   $ -
---------------------------------------- =================     ================     =================     =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                  -                    -                     -                     -

      Units Issued                                  1,153                    2                     -                     -
      Units Redeemed                                  (50)                  (1)                    -                     -
                                         -----------------     ----------------     -----------------     -----------------

Units Outstanding at December 31, 2005              1,103                    1                     -                     -
                                         =================     ================     =================     =================


                                             JNL/MCM
                                            Enhanced              JNL/MCM
                                          S&P 500 Stock       Financial Sector
                                         Index Portfolio         Portfolio
                                         ----------------     -----------------
OPERATIONS
   Net investment income                            $ 44                   $ 5
   Net realized gain on investments                   24                     1
   Net change in unrealized appreciation
      (depreciation) on investments                  (55)                   23
                                         ----------------     -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    13                    29
                                         ----------------     -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                          739                   112
   Policy withdrawals                                  -                     -
   Transfers between portfolios                        -                   278
   Policyholder charges (Note 3)                      (9)                  (46)
                                         ----------------     -----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                              730                   344
                                         ----------------     -----------------

NET INCREASE IN NET ASSETS                           743                   373

NET ASSETS BEGINNING OF PERIOD                         -                     -
                                         ----------------     -----------------

NET ASSETS END OF PERIOD                           $ 743                 $ 373
---------------------------------------- ================     =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                 -                     -

      Units Issued                                    84                    32
      Units Redeemed                                  (1)                   (4)
                                         ----------------     -----------------

Units Outstanding at December 31, 2005                83                    28
                                         ================     =================

(a) Commencement of operations May 2, 2005.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 FOR THE PERIOD ENDED DECEMBER 31, 2005


                                               JNL/MCM           JNL/MCM          JNL/MCM             JNL/MCM
                                              Healthcare       International       JNL 5          Oil & Gas Sector
                                             Sector Portfolio  Index Portfolio   Portfolio        Sector Portfolio
                                             -------------     -------------    -------------     -----------------
OPERATIONS
   Net investment income (loss)                       $ 2              $ 65           $ (780)                 $ 53
   Net realized gain (loss) on investments              5               313            1,279                  (310)
   Net change in unrealized appreciation
      (depreciation) on investments                    20              (245)          15,221                  (237)
                                             -------------     -------------    -------------     -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     27               133           15,720                  (494)
                                             -------------     -------------    -------------     -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                           700                 -           17,144                   554
   Policy withdrawals                                   -                 -                -                     -
   Transfers between portfolios                       420             3,000          107,115                 3,942
   Policyholder charges (Note 3)                     (126)                -           (7,122)                 (401)
                                             -------------     -------------    -------------     -----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                               994             3,000          117,137                 4,095
                                             -------------     -------------    -------------     -----------------

NET INCREASE IN NET ASSETS                          1,021             3,133          132,857                 3,601

NET ASSETS BEGINNING OF PERIOD                          -                 -            8,135                     -
                                             -------------     -------------    -------------     -----------------

NET ASSETS END OF PERIOD                          $ 1,021           $ 3,133        $ 140,992               $ 3,601
----------------------------------------     =============     =============    =============     =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                  -                 -              745                     -

      Units Issued                                    100               200           12,772                   293
      Units Redeemed                                  (15)                -           (1,773)                 (147)
                                             -------------     -------------    -------------     -----------------

Units Outstanding at December 31, 2005                 85               200           11,744                   146
                                             =============     =============    =============     =================


                                                 JNL/MCM              JNL/MCM               JNL/MCM               JNL/MCM
                                             S&P 400 MidCap           S&P 500              Small Cap             Technology
                                             Index Portfolio      Index Portfolio       Index Portfolio       Sector Portfolio
                                             ----------------     -----------------     -----------------     -----------------
OPERATIONS
   Net investment income (loss)                         $ 41                 $ 139                   $ -                   $ -
   Net realized gain (loss) on investments               438                   763                     -                     -
   Net change in unrealized appreciation
      (depreciation) on investments                        6                   498                     -                     -
                                             ----------------     -----------------     -----------------     -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       485                 1,400                     -                     -
                                             ----------------     -----------------     -----------------     -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                            2,274                 3,458                     -                     -
   Policy withdrawals                                      -                     -                     -                     -
   Transfers between portfolios                        3,909                20,559                     -                     -
   Policyholder charges (Note 3)                      (1,480)               (1,506)                    -                     -
                                             ----------------     -----------------     -----------------     -----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                4,703                22,511                     -                     -
                                             ----------------     -----------------     -----------------     -----------------

NET INCREASE IN NET ASSETS                             5,188                23,911                     -                     -

NET ASSETS BEGINNING OF PERIOD                         1,585                 1,552                     -                     -
                                             ----------------     -----------------     -----------------     -----------------

NET ASSETS END OF PERIOD                             $ 6,773              $ 25,463                   $ -                   $ -
----------------------------------------     ================     =================     =================     =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                   121                   145                     -                     -

      Units Issued                                       870                 2,287                     -                     -
      Units Redeemed                                    (527)                 (143)                    -                     -
                                             ----------------     -----------------     -----------------     -----------------

Units Outstanding at December 31, 2005                   464                 2,289                     -                     -
                                             ================     =================     =================     =================


                                               JNL/MCM         JNL/Oppenheimer
                                                 VIP            Global Growth
                                              Portfolio           Portfolio
                                             -------------     -----------------
OPERATIONS
   Net investment income (loss)                     $ (24)               $ (105)
   Net realized gain (loss) on investments            233                    71
   Net change in unrealized appreciation
      (depreciation) on investments                   929                 3,899
                                             -------------     -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  1,138                 3,865
                                             -------------     -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                         8,739                   494
   Policy withdrawals                                   -                     -
   Transfers between portfolios                     4,801                23,534
   Policyholder charges (Note 3)                   (1,280)                 (821)
                                             -------------     -----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                            12,260                23,207
                                             -------------     -----------------

NET INCREASE IN NET ASSETS                         13,398                27,072

NET ASSETS BEGINNING OF PERIOD                          -                     -
                                             -------------     -----------------

NET ASSETS END OF PERIOD                         $ 13,398              $ 27,072
----------------------------------------     =============     =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                  -                     -

      Units Issued                                  1,473                 2,134
      Units Redeemed                                 (366)                  (74)
                                             -------------     -----------------

Units Outstanding at December 31, 2005              1,107                 2,060
                                             =============     =================


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                   JNL/             JNL/PIMCO                          JNL/Putnam
                                               Oppenheimer         Total Return      JNL/Putnam          Midcap
                                             Growth Portfolio      Bond Portfolio   Equity Portfolio  Growth Portfolio
                                             -----------------     -------------    -------------     -------------
OPERATIONS
   Net investment income (loss)                          $ (4)             $ 14              $ -              $ (2)
   Net realized gain on investments                         6                 3                -                16
   Net change in unrealized appreciation
      (depreciation) on investments                        74               (16)               -                37
                                             -----------------     -------------    -------------     -------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         76                 1                -                51
                                             -----------------     -------------    -------------     -------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                               335               370                -               747
   Policy withdrawals                                       -                 -                -                 -
   Transfers between portfolios                           513               115                -               157
   Policyholder charges (Note 3)                         (135)              (52)               -              (396)
                                             -----------------     -------------    -------------     -------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                   713               433                -               508
                                             -----------------     -------------    -------------     -------------

NET INCREASE IN NET ASSETS                                789               434                -               559

NET ASSETS BEGINNING OF PERIOD                              -                 -                -                 -
                                             -----------------     -------------    -------------     -------------

NET ASSETS END OF PERIOD                                $ 789             $ 434              $ -             $ 559
---------------------------------------      =================     =============    =============     =============


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                      -                 -                -                 -

      Units Issued                                        102                36                -               114
      Units Redeemed                                      (16)               (6)               -               (50)
                                             -----------------     -------------    -------------     -------------

Units Outstanding at December 31, 2005                     86                30                -                64
                                             =================     =============    =============     =============



                                              JNL/Putnam        JNL/Select       JNL/Select        JNL/Select       JNL/Select
                                                Value            Balanced        Global Growth     Large Cap        Money Market
                                             Equity Portfolio   Portfolio         Portfolio        Portfolio         Portfolio
                                             -------------     -------------     ------------     -------------     ------------
OPERATIONS
   Net investment income (loss)                       $ -              $ 21              $ -               $ -              $ -
   Net realized gain on investments                     -                57                -                 -                -
   Net change in unrealized appreciation
      (depreciation) on investments                     -               (52)               -                 -                -
                                             -------------     -------------     ------------     -------------     ------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      -                26                -                 -                -
                                             -------------     -------------     ------------     -------------     ------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                             -                 -                -                 -                -
   Policy withdrawals                                   -                 -                -                 -                -
   Transfers between portfolios                         -               660                -                 -                -
   Policyholder charges (Note 3)                        -               (97)               -                 -                -
                                             -------------     -------------     ------------     -------------     ------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                 -               563                -                 -                -
                                             -------------     -------------     ------------     -------------     ------------

NET INCREASE IN NET ASSETS                              -               589                -                 -                -

NET ASSETS BEGINNING OF PERIOD                          -                 -                -                 -                -
                                             -------------     -------------     ------------     -------------     ------------

NET ASSETS END OF PERIOD                              $ -             $ 589              $ -               $ -              $ -
---------------------------------------      =============     =============     ============     =============     ============


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                  -                 -                -                 -                -

      Units Issued                                      -                29                -                 -                -
      Units Redeemed                                    -                (7)               -                 -                -
                                             -------------     -------------     ------------     -------------     ------------

Units Outstanding at December 31, 2005                  -                22                -                 -                -
                                             =============     =============     ============     =============     ============


                                               JNL/Select
                                                 Value
                                               Portfolio
                                              -------------
OPERATIONS
   Net investment income (loss)                        $ -
   Net realized gain on investments                      -
   Net change in unrealized appreciation
      (depreciation) on investments                      -
                                              -------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       -
                                              -------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                              -
   Policy withdrawals                                    -
   Transfers between portfolios                          -
   Policyholder charges (Note 3)                         -
                                              -------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                  -
                                              -------------

NET INCREASE IN NET ASSETS                               -

NET ASSETS BEGINNING OF PERIOD                           -
                                              -------------

NET ASSETS END OF PERIOD                               $ -
---------------------------------------       =============


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                   -

      Units Issued                                       -
      Units Redeemed                                     -
                                              -------------

Units Outstanding at December 31, 2005                   -
                                              =============

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT IV
Statements of Changes in Net Assets
 FOR THE PERIOD ENDED DECEMBER 31, 2005



                                               JNL/T. Rowe         JNL/T. Rowe
                                            Price Established     Price Mid-Cap
                                            Growth Portfolio    Growth Portfolio
                                            ----------------     -----------------
OPERATIONS
   Net investment income (loss)                      $ (104)                $ (43)
   Net realized gain on investments                      49                   840
   Net change in unrealized appreciation
       (depreciation) on investments                  2,344                   941
                                            ----------------     -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    2,289                 1,738
                                            ----------------     -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                             370                   370
   Policy withdrawals                                     -                     -
   Transfers between portfolios                      21,321                10,631
   Policyholder charges (Note 3)                       (741)                 (340)
                                            ----------------     -----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                              20,950                10,661
                                            ----------------     -----------------

NET INCREASE IN NET ASSETS                           23,239                12,399

NET ASSETS BEGINNING OF PERIOD                            -                     -
                                            ----------------     -----------------

NET ASSETS END OF PERIOD                           $ 23,239              $ 12,399
--------------------------------------------================     =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                    -                     -

      Units Issued                                      829                   315
      Units Redeemed                                    (29)                   (9)
                                            ----------------     -----------------

Units Outstanding at December 31, 2005                  800                   306
                                            ================     =================


                                                                                                               JNL/Western
                                                JNL/               JNL/Western          JNL/Western U.S.     U.S. Government
                                              T. Rowe Price         High Yield             Strategic            & Quality
                                            Value Portfolio       Bond Portfolio        Bond Portfolio        Bond Portfolio
                                            -----------------     -----------------    -----------------     -----------------
OPERATIONS
   Net investment income (loss)                          $ 2                 $ 146                 $ 80                  $ 32
   Net realized gain on investments                        5                    21                   15                     6
   Net change in unrealized appreciation
       (depreciation) on investments                       3                  (167)                 (87)                  (31)
                                            -----------------     -----------------    -----------------     -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        10                     -                    8                     7
                                            -----------------     -----------------    -----------------     -----------------

CONTRACT TRANSACTIONS 1
   Policy purchase payments                                -                 1,118                1,146                    28
   Policy withdrawals                                      -                     -                    -                     -
   Transfers between portfolios                          164                 1,084                  648                   896
   Policyholder charges (Note 3)                         (75)                  (13)                 (26)                  (22)
                                            -----------------     -----------------    -----------------     -----------------
NET INCREASE IN NET ASSETS FROM
  CONTRACT TRANSACTIONS                                   89                 2,189                1,768                   902
                                            -----------------     -----------------    -----------------     -----------------

NET INCREASE IN NET ASSETS                                99                 2,189                1,776                   909

NET ASSETS BEGINNING OF PERIOD                             -                     -                    -                     -
                                            -----------------     -----------------    -----------------     -----------------

NET ASSETS END OF PERIOD                                $ 99               $ 2,189              $ 1,776                 $ 909
--------------------------------------------=================     =================    =================     =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                     -                     -                    -                     -

      Units Issued                                        15                   159                   89                    55
      Units Redeemed                                      (9)                   (1)                  (1)                   (1)
                                            -----------------     -----------------    -----------------     -----------------

Units Outstanding at December 31, 2005                     6                   158                   88                    54
                                            =================     =================    =================     =================

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company of New York ("Jackson National") established JNLNY Separate Account IV (the "Separate Account") on November 30,
1998. The Separate Account commenced operations on March 8, 2004, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests, based on the directions of the policy holder, net premiums for individual flexible premium variable universal life contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained fifty-one
(51) Portfolios during 2006, each of which invests in the following series of mutual funds ("Funds"):

--------------------------------------------------------------------------------------------------------------------
                                                 JNL SERIES TRUST
--------------------------------------------------------------------------------------------------------------------

JNL/AIM Large Cap Growth Fund                            JNL/MCM S&P 400 MidCap Fund*
JNL/AIM Real Estate Fund                                 JNL/MCM S&P 500 Index Fund*
JNL/AIM Small Cap Growth Fund                            JNL/MCM Small Cap Index Fund*
JNL/Alger Growth Fund                                    JNL/Oppenheimer Global Growth Fund
JNL/Eagle Core Equity Fund                               JNL/Oppenheimer Growth Fund
JNL/Eagle SmallCap Equity Fund                           JNL/PIMCO Total Return Bond Fund
JNL/FMR Balanced Fund                                    JNL/Putnam Equity Fund
JNL/FMR Mid-Cap Equity Fund                              JNL/Putnam Midcap Growth Fund
JNL/Franklin Templeton Income Fund                       JNL/Putnam Value Equity Fund
JNL/Franklin Templeton Small Cap Value Fund              JNL/Select Balanced Fund
JNL/Goldman Sachs Mid Cap Value Fund                     JNL/Select Global Growth Fund
JNL/Goldman Sachs Short Duration Bond Fund               JNL/Select Large Cap Growth Fund
JNL/JPMorgan International Equity Fund                   JNL/Select Money Market Fund
JNL/JPMorgan International Value Fund                    JNL/Select Value Fund
JNL/Lazard Emerging Markets Fund                         JNL/T. Rowe Price Established Growth Fund
JNL/Lazard Mid Cap Value Fund                            JNL/T. Rowe Price Mid Cap Growth Fund
JNL/Lazard Small Cap Value Fund                          JNL/T. Rowe Price Value Fund
JNL/MCM Bond Index Fund*                                 JNL/Western High Yield Bond Fund
JNL/MCM Enhanced S&P 500 Stock Index Fund*               JNL/Western Strategic Bond Fund
JNL/MCM International Index Fund*                        JNL/Western U.S. Government & Quality Bond Fund

---------------------------------------------------------
        JNL VARIABLE FUND LLC
---------------------------------------------------------

JNL/MCM 25 Fund*
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Financial Sector Fund*
JNL/MCM Healthcare Sector Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM JNL Optimized 5 Fund*
JNL/MCM Oil & Gas Sector Fund*
JNL/MCM Select Small-Cap Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM VIP Fund*

*MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)\

NOTE 1 - ORGANIZATION (CONTINUED)

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson
National, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2006, the following Funds changed names:

-------------------------------------------------------- ----------------------------------------------- ---------------------------
PRIOR PORTFOLIO NAME                                     CURRENT PORTFOLIO NAME                          EFFECTIVE DATE
-------------------------------------------------------- ----------------------------------------------- ---------------------------
-------------------------------------------------------- ----------------------------------------------- ---------------------------
JNL/FMR Capital Growth Fund                              JNL/FMR Mid-Cap Equity Fund                     May 1, 2006
-------------------------------------------------------- ----------------------------------------------- ---------------------------
-------------------------------------------------------- ----------------------------------------------- ---------------------------
JNL/Salomon Brothers High Yield Bond Fund                JNL/Western High Yield Bond Fund                May 1, 2006
-------------------------------------------------------- ----------------------------------------------- ---------------------------
-------------------------------------------------------- ----------------------------------------------- ---------------------------
JNL/Salomon Brothers Strategic Bond Fund                 JNL/Western Strategic Bond Fund                 May 1, 2006
-------------------------------------------------------- ----------------------------------------------- ---------------------------
-------------------------------------------------------- ----------------------------------------------- ---------------------------
JNL/Salomon Brothers U.S. Government & Quality Bond Fund JNL/Western U.S. Government & Quality Bond Fund May 1, 2006
-------------------------------------------------------- ----------------------------------------------- ---------------------------


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

     The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate
     Account. Therefore, no federal income tax has been provided.

NEW ACCOUNTING PRONOUNCEMENTS

     In September 2006, the Financial Accounting Standards Board issued
     Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value
     Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is in the process of analyzing the impact of SFAS
     No. 157. The Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)\

NOTE 3 - POLICY CHARGES

Charges are deducted from the Separate Account and remitted to Jackson National, to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

ASSET-BASED CHARGES

     INSURANCE CHARGES
     Jackson National deducts a daily contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 0.90% for years
     1-10, 0% to 0.25% for years 11-20 and 0% for years greater than 21 for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. This charge is an expense of the Separate Account and is deducted daily from the net assets of the Separate
     Account. This is charged through the daily unit value calculation.

TRANSACTION CHARGES

Policy premium payments are reflected net of the following charges paid:

     SALES CHARGE
     A basic sales charge is deducted from each premium payment received. This sales charge is not to exceed 6% of each premium in all years. Total sales charges deducted from premium payments for the years ended December 31, 2006 and 2005 amounted to $4,744 and $1,869, respectively.

     PREMIUM TAX CHARGE
     A premium tax charge in the amount of 2.5% is deducted from each premium payment. Premium taxes are paid to state and local governments.

     FEDERAL TAX CHARGE
     A federal tax charge of 1.25% is deducted from each premium payment.

     Total tax charges for the years ended December 31, 2006 and 2005 amounted to $3,083 and $1,573, respectively.

In addition to deductions for premium payments, cash value charges, if any, are assessed from the actual cash value of the policy. These charges are paid by redeeming units of the Separate Account held by the individual policyholder.

     COST OF INSURANCE CHARGE
     The cost of insurance varies with the amount of insurance, the insured's age, sex, risk class, and duration of the policy.

     MONTHLY POLICY CHARGE
     A monthly policy fee is assessed at $15 per month of policy years 1-3 and $7.50 per month thereafter.

     ADMINISTRATIVE CHARGE
     An administrative charge of 8 cents per thousand of the specified death benefit (policy face value) will be assessed in the first 10 policy years.

JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


     NOTE 3 - POLICY CHARGES (CONTINUED)

     OPTIONAL RIDER CHARGES
     Types of optional riders include the following: Scheduled Term Insurance, Waiver of Monthly Deductions, Waiver of Specified Premium, Guaranteed
     Minimum Death Benefit, and Child Insurance Rider. For a full explanation of product optional riders, please refer to the products prospectus.

     The total of cash value charges for the years ended December 31, 2006 and 2005 amounted to $45,021 and $17,098, respectively.

CONTRACT CHARGES

     TRANSFER FEE CHARGE
     A transfer fee of $25 will apply to transfers made by policyholders between the portfolios in excess of 15 transfers in a contract year. Jackson
     National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values.

     RE-UNDERWRITING FEE CHARGE
     If a transaction under a policy requires underwriting approval after the commencement date, a fee of $25 is assessed.

     ILLUSTRATION CHARGE
     One personalized illustration is free of charge each policy year. A fee of $25 will be assessed for any additional illustration request during the policy year.

     SURRENDER CHARGES
     During the first nine contract years, certain contracts include a provision for a charge upon the surrender, partial surrender or increase in the specified death benefit of the contract. The amount assessed under the contract terms, if any, depends upon the specified rate associated with the particular contract. The rate is determined based on a number of factors, including the insured's age, sex, underwriting risk classification, and the contract year of surrender. The surrender charges are assessed by Jackson
     National and withheld from the proceeds of the withdrawals.

     There were no contract charges assessed for the years ended December 31, 2006 and 2005.

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 2006, purchases and proceeds from sales of investments are as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                    JNL SERIES TRUST
------------------------------------------------------------------------------------------------------------------------------------
                                                                            PROCEEDS
                                                          PURCHASES        FROM SALES
JNL/AIM Large Cap Growth Fund                                 $   867       $     7
JNL/AIM Real Estate Fund                                       14,884        10,300
JNL/AIM Small Cap Growth Fund                                   3,368           277
JNL/Alger Growth Fund                                           1,836           435
JNL/Eagle Core Equity Fund                                         17            17
JNL/Eagle SmallCap Equity Fund                                  4,751           863


                                                                           PROCEEDS
                                                           PURCHASES      FROM SALES
JNL/FMR Balanced Fund                                          $    659        $     7
JNL/FMR Mid-Cap Equity Fund                                       3,315             75
JNL/Franklin Templeton Small Cap Value Fund                       9,872          6,881
JNL/JPMorgan International Equity Fund                            4,741            961
JNL/JPMorgan International Value Fund                            22,662         22,340
JNL/Lazard Emerging Markets Fund                                    402             78


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                      JNL SERIES TRUST (CONTINUED)
                                                                         PROCEEDS
                                                          PURCHASES     FROM SALES
JNL/Lazard Mid Cap Value Fund                               $   3,621    $   1,563
JNL/Lazard Small Cap Value Fund                                10,353        5,825
JNL/MCM Bond Index Fund                                            17           16
JNL/MCM Enhanced S&P 500 Stock Index Fund                       1,394          812
JNL/MCM International Index Fund                                4,298          248
JNL/MCM S&P 400 MidCap Fund                                     9,129        7,564
JNL/MCM S&P 500 Index Fund                                      3,136        2,644
JNL/Oppenheimer Global Growth Fund                              5,785        2,242
JNL/Oppenheimer Growth Fund                                       308          602
JNL/PIMCO Total Return Bond Fund                                1,452          172
JNL/Putnam Equity Fund                                            706           48






                                                                          PROCEEDS
                                                          PURCHASES      FROM SALES
JNL/Putnam Midcap Growth Fund                                 $   1,699       $    523
JNL/Select Balanced Fund
JNL/Select Global Growth Fund                                     2,468          2,113
JNL/Select Large Cap Growth Fund                                  2,818             67
JNL/Select Money Market Fund                                        746             48
JNL/Select Value Fund                                               845              4
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid Cap Growth Fund                                73             21
JNL/T. Rowe Price Value Fund                                      1,961          1,440
JNL/Western High Yield Bond Fund                                  3,473            900
JNL/Western Strategic Bond Fund                                     804            181
JNL/Western U.S. Government & Quality Bond Fund                   1,481            104
                                                                  1,423            486
                                                                 23,043         21,868

------------------------------------------------------------------------------------------------------------------------------------
                                             JNL VARIABLE FUND LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                          PROCEEDS
                                                           PURCHASES     FROM SALES
JNL/MCM Communications Sector Fund                             $    73       $     21
JNL/MCM Financial Sector Fund                                      608            308
JNL/MCM Healthcare Sector Fund                                   2,605          1,045
JNL/MCM JNL 5 Fund                                             123,536         30,078


                                                                        PROCEEDS
                                                           PURCHASES      FROM SALES
JNL/MCM Oil & Gas Sector Fund                                 $  43,369      $  26,978
JNL/MCM Select Small-Cap Fund                                       201             40
JNL/MCM Technology Sector Fund                                    1,429            154
JNL/MCM VIP Fund                                                107,625         36,348


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended
December 31, 2006 of unit values, total returns and expense ratios for variable universal life contracts in addition to certain other portfolio data.


                                                      JNL/              JNL/AIM              JNL/                JNL/
                                                 AIM Large Cap        Real Estate        AIM Small Cap       Alger Growth
                                                 Growth Portfolio    Portfolio (A)      Growth Portfolio       Portfolio
                                                 ---------------     ---------------    ----------------    ----------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                        $ 13.043494         $ 15.773143         $ 14.932860         $ 21.679087
   Total Return*                                          7.05%              35.39%              13.71%               4.27%
  Ratio of Expenses**                                     0.90%               0.90%               0.90%               0.90%
-----------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                        $ 12.184802         $ 11.650272         $ 13.132736         $ 20.790349
   Total Return*                                          6.54%           16.50%***               7.76%              11.62%
  Ratio of Expenses**                                     0.90%               0.90%               0.90%               0.90%
-----------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                        $ 11.436990            n/a              $ 12.186918         $ 18.625788
  1 Total Return*                                         6.76%            n/a                    2.98%               1.40%
  Ratio of Expenses**                                     0.90%            n/a                    0.90%               0.90%
-----------------------------------------



                                                  JNL/Alliance                              JNL/Eagle            JNL/FMR
                                                 Capital Growth      JNL/Eagle Core         SmallCap            Balanced
                                                  Portfolio (B)      Equity Portfolio    Equity Portfolio       Portfolio
                                                 ----------------    ----------------    ----------------    ----------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                           n/a               $ 20.931730         $ 25.199445         $ 12.678096
   Total Return*                                       n/a                    11.08%              19.27%               9.98%
  Ratio of Expenses**                                  n/a                     0.90%               0.90%               0.90%
-----------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                          $ 9.487806         $ 18.843788         $ 21.127511         $ 11.527881
   Total Return*                                          -8.81%               3.43%               1.77%               9.39%
  Ratio of Expenses**                                      0.90%               0.90%               0.90%               0.90%
-----------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                         $ 10.404021         $ 18.218234         $ 20.760234         $ 10.538134
  1 Total Return*                                          4.00%               2.98%               9.44%               6.33%
  Ratio of Expenses**                                      0.90%               0.90%               0.90%               0.90%
-----------------------------------------


                                                                      JNL/Franklin
                                                    JNL/FMR            Templeton
                                                 Mid-Cap Equity          Income
                                                   Portfolio         Portfolio (C)
                                                 ---------------     ---------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                        $ 26.348364         $ 10.935098
   Total Return*                                         11.26%            9.35%***
  Ratio of Expenses**                                     0.90%               0.90%
-----------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                        $ 23.682201            n/a
   Total Return*                                          5.39%            n/a
  Ratio of Expenses**                                     0.90%            n/a
-----------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                        $ 22.470701            n/a
  1 Total Return*                                        12.72%            n/a
  Ratio of Expenses**                                     0.90%            n/a
-----------------------------------------

*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(1) Total return is calculated for the period from March 8, 2004 through December 31, 2004 unless otherwise noted.

(A)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(B)  FOR 2005, THE PERIOD IS FROM JANUARY 1, 2005 THROUGH  ACQUISITION APRIL 28,
     2005. UNIT VALUES  DISCLOSED ARE AS OF APRIL 28, 2005.

(C)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.

JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)




                                                   JNL/               JNL/AIM              JNL/                JNL/
                                               AIM Large Cap        Real Estate        AIM Small Cap       Alger Growth
                                              Growth Portfolio     Portfolio (A)      Growth Portfolio       Portfolio
                                              ----------------    ----------------    ----------------    ----------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                      $ 13.552096         $ 15.982304         $ 15.523565         $ 23.566191
   Total Return*                                        7.82%              36.50%              14.56%               5.06%
  Ratio of Expenses**                                   0.15%               0.15%               0.15%               0.15%
-----------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                      $ 12.569223         $ 11.708362         $ 13.550122         $ 22.432168
  2 Total Return*                                      10.53%              17.08%              14.83%              15.60%
  Ratio of Expenses**                                   0.15%               0.15%               0.15%               0.15%
-----------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                        n/a                 n/a                 n/a                 n/a
   Total Return*                                    n/a                 n/a                 n/a                 n/a
  Ratio of Expenses**                               n/a                 n/a                 n/a                 n/a
-----------------------------------------



                                               JNL/Alliance                             JNL/Eagle            JNL/FMR
                                              Capital Growth      JNL/Eagle Core         SmallCap            Balanced
                                              Portfolio (B)       Equity Portfolio    Equity Portfolio      Portfolio
                                              ---------------     ---------------     ---------------     ---------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                        n/a              $ 22.525223         $ 27.226608         $ 13.319904
   Total Return*                                    n/a                   12.36%              20.16%              10.81%
  Ratio of Expenses**                               n/a                    0.15%               0.15%               0.15%
-----------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                     $ 10.011351         $ 20.047677         $ 22.658174         $ 12.020425
  2 Total Return*                                     -6.27%               5.73%               8.81%              13.05%
  Ratio of Expenses**                                  0.15%               0.15%               0.15%               0.15%
-----------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                        n/a                 n/a                 n/a                 n/a
   Total Return*                                    n/a                 n/a                 n/a                 n/a
  Ratio of Expenses**                               n/a                 n/a                 n/a                 n/a
-----------------------------------------



                                                                   JNL/Franklin
                                                 JNL/FMR            Templeton
                                              Mid-Cap Equity          Income
                                                Portfolio         Portfolio (C)
                                              ---------------     ---------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                     $ 28.763107         $ 10.989601
   Total Return*                                      12.14%            9.90***%
  Ratio of Expenses**                                  0.15%               0.15%
-----------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                     $ 25.648267            n/a
  2 Total Return*                                     10.48%            n/a
  Ratio of Expenses**                                  0.15%            n/a
-----------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                        n/a                 n/a
   Total Return*                                    n/a                 n/a
  Ratio of Expenses**                               n/a                 n/a
-----------------------------------------


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

2 Total return is calculated for the period from January 7, 2005 through December 31, 2005 unless otherwise noted.

(A)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(B)  FOR 2005, THE PERIOD IS FROM JANUARY 1, 2005 THROUGH  ACQUISITION APRIL 28,
     2005. UNIT VALUES  DISCLOSED ARE AS OF APRIL 28, 2005. (C)  COMMENCEMENT OF
     OPERATIONS MAY 1, 2006.

JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                   JNL/               JNL/AIM              JNL/                JNL/
                                               AIM Large Cap        Real Estate        AIM Small Cap       Alger Growth
                                              Growth Portfolio     Portfolio (A)      Growth Portfolio       Portfolio
                                              ----------------    ----------------    ----------------    ----------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                              $ 1                 $ 6                 $ 9                 $ 2
   Units Outstanding (in thousands)                         -                   -                   1                   -
   Investment Income Ratio *                            0.00%               0.06%               0.00%               0.01%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                              $ -                 $ -                 $ 5                 $ 1
   Units Outstanding (in thousands)                         -                   -                   -                   -
   Investment Income Ratio *                            0.00%               0.00%               0.00%               0.10%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                              $ -                 n/a                 $ -                 $ -
   Units Outstanding (in thousands)                         -                 n/a                   -                   -
   Investment Income Ratio *                            0.00%                 n/a               0.00%               0.00%





                                               JNL/Alliance                             JNL/Eagle            JNL/FMR
                                              Capital Growth      JNL/Eagle Core         SmallCap            Balanced
                                              Portfolio (B)       Equity Portfolio    Equity Portfolio      Portfolio
                                              ---------------     ---------------     ---------------     ---------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                        n/a                      $ -                 $ 7                 $ 1
   Units Outstanding (in thousands)                 n/a                        -                   -                   -
   Investment Income Ratio *                        n/a                    0.00%               0.00%               0.03%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                             $ -                 $ -                 $ 2                 $ -
   Units Outstanding (in thousands)                        -                   -                   -                   -
   Investment Income Ratio *                           0.00%               0.00%               0.00%               0.00%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                             $ -                 $ -                 $ -                 $ -
   Units Outstanding (in thousands)                        -                   -                   -                   -
   Investment Income Ratio *                           0.00%               0.00%               0.00%               0.00%



                                                                   JNL/Franklin
                                                 JNL/FMR            Templeton
                                              Mid-Cap Equity          Income
                                                Portfolio         Portfolio (C)
                                              ---------------     ---------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                             $ 4                 $ -
   Units Outstanding (in thousands)                        -                   -
   Investment Income Ratio *                           0.00%          0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                             $ -            n/a
   Units Outstanding (in thousands)                        -            n/a
   Investment Income Ratio *                           0.00%            n/a

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                             $ -            n/a
   Units Outstanding (in thousands)                        -            n/a
   Investment Income Ratio *                           0.00%            n/a

*    THESE AMOUNTS REPRESENT THE DIVIDENDS,  EXCLUDING  DISTRIBUTIONS OF CAPITAL
     GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY
     AVERAGE NET ASSETS.

(A)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(B)  FOR 2005, THE PERIOD IS FROM JANUARY 1, 2005 THROUGH  ACQUISITION APRIL 28,
     2005.

(C) COMMENCEMENT OF OPERATIONS MAY 1, 2006.


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                             JNL/Franklin                            JNL/Goldman
                                              Templeton          JNL/Goldman            Sachs           JNL/JPMorgan
                                              Small Cap         Sachs Mid Cap       Short Duration      International
                                            Value Portfolio (A) Value Portfolio (A) Bond PORTFOLIO (B) Equity Portfolio
                                            ---------------     ---------------     ---------------    ----------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                   $ 12.843061         $ 13.034651         $ 10.258597         $ 19.324515
   Total Return*                                    17.03%              15.02%            2.59%***              21.92%
  Ratio of Expenses**                                0.90%               0.90%               0.90%               0.90%
---------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                   $ 10.974323         $ 11.332174            n/a              $ 15.850466
   Total Return*                                  9.74%***           13.32%***            n/a                    9.95%
  Ratio of Expenses**                                0.90%               0.90%            n/a                    0.90%
---------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                      n/a                 n/a                 n/a              $ 14.415999
  1 Total Return*                                 n/a                 n/a                 n/a                   11.01%
  Ratio of Expenses**                             n/a                 n/a                 n/a                    0.90%
---------------------------------------


                                             JNL/JPMorgan         JNL/Lazard          JNL/Lazard          JNL/Lazard
                                             International      Emerging Markets        Mid Cap            Small Cap
                                            Value Portfolio      Portfolio (B)      Value Portfolio     Value Portfolio
                                            ----------------    ----------------    ----------------    ----------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                    $ 16.997929         $ 10.934556         $ 22.251976         $ 18.515138
   Total Return*                                     31.09%            9.35%***              13.83%              16.08%
  Ratio of Expenses**                                 0.90%               0.90%               0.90%               0.90%
---------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                    $ 12.966867           n/a               $ 19.549125         $ 15.950728
   Total Return*                                     18.19%           n/a                     8.00%               3.91%
  Ratio of Expenses**                                 0.90%           n/a                     0.90%               0.90%
---------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                    $ 10.971048           n/a               $ 18.100570         $ 15.350523
  1 Total Return*                                    14.99%           n/a                    14.93%               8.56%
  Ratio of Expenses**                                 0.90%           n/a                     0.90%               0.90%
---------------------------------------


                                                JNL/MCM            JNL/MCM             JNL/MCM
                                                  25              Bond Index        Communications
                                             Portfolio (B)        Portfolio         Sector Portfolio
                                            ----------------    ---------------     ---------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                    $ 10.528746        $ 11.917170          $ 6.488068
   Total Return*                                   5.29%***              3.46%              36.27%
  Ratio of Expenses**                                 0.90%              0.90%               0.90%
---------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                      n/a              $ 11.518325          $ 4.761086
   Total Return*                                  n/a                    1.56%               0.27%
  Ratio of Expenses**                             n/a                    0.90%               0.90%
---------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                      n/a              $ 11.341466          $ 4.748186
  1 Total Return*                                 n/a                    0.33%               5.97%
  Ratio of Expenses**                             n/a                    0.90%               0.90%
---------------------------------------

*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(1) Total return is calculated for the period from March 8, 2004 through December 31, 2004 unless otherwise noted.

(A)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(B)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                             JNL/Franklin                            JNL/Goldman
                                              Templeton          JNL/Goldman            Sachs           JNL/JPMorgan
                                              Small Cap         Sachs Mid Cap       Short Duration      International
                                            Value Portfolio (A) Value Portfolio (A) Bond PORTFOLIO (B) Equity Portfolio
                                            ---------------     ---------------     ---------------    ----------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                   $ 12.987460         $ 13.197989         $ 10.309745         $ 21.077832
   Total Return*                                    17.76%              15.89%            3.10%***              22.79%
  Ratio of Expenses**                                0.15%               0.15%               0.15%               0.15%
---------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                   $ 11.029022         $ 11.388666            n/a              $ 17.165760
  2 Total Return*                                   10.29%              13.89%            n/a                   14.18%
  Ratio of Expenses**                                0.15%               0.15%            n/a                    0.15%
---------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                      n/a                 n/a                 n/a                n/a
   Total Return*                                  n/a                 n/a                 n/a                n/a
  Ratio of Expenses**                             n/a                 n/a                 n/a                n/a
---------------------------------------




                                             JNL/JPMorgan         JNL/Lazard          JNL/Lazard          JNL/Lazard
                                             International      Emerging Markets        Mid Cap            Small Cap
                                            Value Portfolio      Portfolio (B)      Value Portfolio     Value Portfolio
                                            ----------------    ----------------    ----------------    ----------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                    $ 18.113317         $ 10.996182         $ 23.777983         $ 19.782957
   Total Return*                                     32.07%            9.96%***              14.68%              16.95%
  Ratio of Expenses**                                 0.15%               0.15%               0.15%               0.15%
---------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                    $ 13.714953           n/a               $ 20.734222         $ 16.915862
  2 Total Return*                                    21.49%           n/a                    11.95%              10.61%
  Ratio of Expenses**                                 0.15%           n/a                     0.15%               0.15%
---------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                      n/a                 n/a                 n/a                 n/a
   Total Return*                                  n/a                 n/a                 n/a                 n/a
  Ratio of Expenses**                             n/a                 n/a                 n/a                 n/a
---------------------------------------


                                                JNL/MCM            JNL/MCM
                                                  25              Bond Index
                                             Portfolio (B)        Portfolio
                                            ----------------    ---------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                    $ 10.581230        $ 12.251576
   Total Return*                                   5.81%***              3.69%
  Ratio of Expenses**                                 0.15%              0.15%
---------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                      n/a              $ 11.815235
  2 Total Return*                                 n/a                    2.08%
  Ratio of Expenses**                             n/a                    0.15%
---------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                      n/a                 n/a
   Total Return*                                  n/a                 n/a
  Ratio of Expenses**                             n/a                 n/a
---------------------------------------

*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

2 Total return is calculated for the period from January 7, 2005 through December 31, 2005 unless otherwise noted.

(A)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(B)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.

JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                             JNL/Franklin                            JNL/Goldman
                                              Templeton          JNL/Goldman            Sachs           JNL/JPMorgan
                                              Small Cap         Sachs Mid Cap       Short Duration      International
                                            Value Portfolio (A) Value Portfolio (A) Bond PORTFOLIO (B) Equity Portfolio
                                            ---------------     ---------------     ---------------    ----------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                           $ 3                 $ -                 $ -                 $ 5
   Units Outstanding (in thousands)                      -                   -                   -                   -
   Investment Income Ratio *                         0.04%               0.00%          0.00%                    0.02%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                           $ -                 $ -            n/a                      $ 1
   Units Outstanding (in thousands)                      -                   -            n/a                        -
   Investment Income Ratio *                         0.00%               0.00%            n/a                    1.95%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                      n/a                 n/a                 n/a                      $ -
   Units Outstanding (in thousands)               n/a                 n/a                 n/a                        -
   Investment Income Ratio *                      n/a                 n/a                 n/a                    0.00%


                                             JNL/JPMorgan         JNL/Lazard          JNL/Lazard          JNL/Lazard
                                             International      Emerging Markets        Mid Cap            Small Cap
                                            Value Portfolio      Portfolio (B)      Value Portfolio     Value Portfolio
                                            ----------------    ----------------    ----------------    ----------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                            $ 4                 $ -                $ 16                $ 21
   Units Outstanding (in thousands)                       -                   -                   1                   1
   Investment Income Ratio *                          0.05%          0.00%                    0.21%               1.37%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                            $ 3           n/a                      $ 13                $ 18
   Units Outstanding (in thousands)                       -           n/a                         1                   1
   Investment Income Ratio *                          0.73%           n/a                    11.33%               5.29%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                            $ -           n/a                       $ -                 $ -
   Units Outstanding (in thousands)                       -           n/a                         -                   -
   Investment Income Ratio *                          0.00%           n/a                     0.00%               0.00%




                                                JNL/MCM            JNL/MCM
                                                  25              Bond Index
                                             Portfolio (B)        Portfolio
                                            ----------------    ---------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                            $ -                $ -
   Units Outstanding (in thousands)                       -                  -
   Investment Income Ratio *                     0.00%                   0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                      n/a                      $ -
   Units Outstanding (in thousands)               n/a                        -
   Investment Income Ratio *                      n/a                    0.00%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                      n/a                      $ -
   Units Outstanding (in thousands)               n/a                        -
   Investment Income Ratio *                      n/a                    0.00%


*    THESE AMOUNTS REPRESENT THE DIVIDENDS,  EXCLUDING  DISTRIBUTIONS OF CAPITAL
     GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY
     AVERAGE NET ASSETS.

(A)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(B)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                                      JNL/MCM
                                              JNL/MCM              JNL/MCM            Enhanced            JNL/MCM
                                           Communications      Consumer Brands     S&P 500 Stock       Financial Sector
                                          Sector Portfolio     Sector Portfolio    Index Portfolio       Portfolio
                                          -----------------    ----------------    ---------------     ---------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                    $ 6.488068         $ 12.399483        $ 10.373925         $ 15.755046
   Total Return*                                    36.27%              12.69%             16.03%              18.00%
  Ratio of Expenses**                                0.90%               0.90%              0.90%               0.90%
------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                    $ 4.761086         $ 11.002881         $ 8.940821         $ 13.351496
   Total Return*                                     0.27%              -3.02%              3.66%               5.67%
  Ratio of Expenses**                                0.90%               0.90%              0.90%               0.90%
------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                    $ 4.748186         $ 11.345986         $ 8.624905         $ 12.634918
  1 Total Return*                                    5.97%               6.10%              6.97%               4.95%
  Ratio of Expenses**                                0.90%               0.90%              0.90%               0.90%
------------------------------------



                                             JNL/MCM             JNL/MCM             JNL/MCM             JNL/MCM
                                            Healthcare        International           JNL 5           JNL Optimized
                                          Sector Portfolio    Index Portfolio     Portfolio (A)       5 Portfolio (B)
                                          ---------------     ---------------     ---------------     ---------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                 $ 12.670234         $ 19.503581         $ 14.157712         $ 10.781316
   Total Return*                                   5.50%              24.80%              17.92%            7.81%***
  Ratio of Expenses**                              0.90%               0.90%               0.90%               0.90%
------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                 $ 12.009391         $ 15.628400         $ 12.005779            n/a
   Total Return*                                   6.97%              12.44%               9.94%            n/a
  Ratio of Expenses**                              0.90%               0.90%               0.90%            n/a
------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                 $ 11.227250         $ 13.898818         $ 10.919888            n/a
  1 Total Return*                                 -2.18%              13.87%               9.20%            n/a
  Ratio of Expenses**                              0.90%               0.90%               0.90%            n/a
------------------------------------


                                             JNL/MCM             JNL/MCM
                                          Oil & Gas Sector    S&P 400 MidCap
                                          Sector Portfolio    Index Portfolio
                                          ---------------     ---------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                 $ 29.570472         $ 15.911912
   Total Return*                                  19.97%               8.93%
  Ratio of Expenses**                              0.90%               0.90%
------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                 $ 24.647451         $ 14.608014
   Total Return*                                  35.86%              11.14%
  Ratio of Expenses**                              0.90%               0.90%
------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                 $ 18.141313         $ 13.144033
  1 Total Return*                                 21.57%               8.69%
  Ratio of Expenses**                              0.90%               0.90%
------------------------------------

*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(1) Total return is calculated for the period from March 8, 2004 through December 31, 2004 unless otherwise noted.

(A)  INCEPTION DATE OCTOBER 1, 2004.

(B)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                                   JNL/MCM
                                            JNL/MCM             JNL/MCM            Enhanced            JNL/MCM
                                         Communications     Consumer Brands     S&P 500 Stock       Financial Sector
                                        Sector Portfolio    Sector Portfolio    Index Portfolio       Portfolio
                                        -----------------   ----------------    ---------------     ---------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                  $ 6.821600        $ 13.115267        $ 10.986554         $ 16.613994
   Total Return*                                  36.48%             13.54%             16.89%              18.87%
  Ratio of Expenses**                              0.15%              0.15%              0.15%               0.15%
------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                  $ 4.998395        $ 11.551310         $ 9.399347         $ 13.976469
  2 Total Return*                                  1.44%             -0.09%              6.68%               8.58%
  Ratio of Expenses**                              0.15%              0.15%              0.15%               0.15%
------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                   n/a                n/a                 n/a                 n/a
   Total Return*                               n/a                n/a                 n/a                 n/a
  Ratio of Expenses**                          n/a                n/a                 n/a                 n/a
------------------------------------


                                           JNL/MCM             JNL/MCM             JNL/MCM             JNL/MCM
                                          Healthcare        International           JNL 5           JNL Optimized
                                        Sector Portfolio    Index Portfolio     Portfolio (A)       5 Portfolio (B)
                                        ---------------     ---------------     ---------------     ---------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                               $ 13.385256         $ 20.251508         $ 14.396761         $ 10.835064
   Total Return*                                 6.29%              25.79%              18.81%            8.35%***
  Ratio of Expenses**                            0.15%               0.15%               0.15%               0.15%
------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                               $ 12.593012         $ 16.098853         $ 12.117530            n/a
  2 Total Return*                                9.24%              16.53%              14.66%            n/a
  Ratio of Expenses**                            0.15%               0.15%               0.15%            n/a
------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                  n/a                 n/a                 n/a                 n/a
   Total Return*                              n/a                 n/a                 n/a                 n/a
  Ratio of Expenses**                         n/a                 n/a                 n/a                 n/a
------------------------------------


                                           JNL/MCM             JNL/MCM
                                        Oil & Gas Sector    S&P 400 MidCap
                                        Sector Portfolio    Index Portfolio
                                        ---------------     ---------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                               $ 31.260906         $ 16.515244
   Total Return*                                20.89%               9.75%
  Ratio of Expenses**                            0.15%               0.15%
------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                               $ 25.859913         $ 15.048714
  2 Total Return*                               42.10%              17.00%
  Ratio of Expenses**                            0.15%               0.15%
------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                  n/a                 n/a
   Total Return*                              n/a                 n/a
  Ratio of Expenses**                         n/a                 n/a
------------------------------------


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

2 Total return is calculated for the period from January 7, 2005 through December 31, 2005 unless otherwise noted.

(A)  INCEPTION DATE OCTOBER 1, 2004.

(B)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                      JNL/MCM
                                            JNL/MCM                JNL/MCM            Enhanced            JNL/MCM
                                         Communications        Consumer Brands     S&P 500 Stock       Financial Sector
                                        Sector Portfolio       Sector Portfolio    Index Portfolio       Portfolio
                                        -----------------      ----------------    ---------------     ---------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                         $ -                   $ -                $ 1                 $ 1
   Units Outstanding (in thousands)                    -                     -                  -                   -
   Investment Income Ratio *                       0.00%                 0.00%              0.08%               0.02%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                         $ -                   $ -                $ 1                 $ -
   Units Outstanding (in thousands)                    -                     -                  -                   -
   Investment Income Ratio *                       0.00%                 0.00%             11.09%               2.75%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                         $ -                   $ -                $ -                 $ -
   Units Outstanding (in thousands)                    -                     -                  -                   -
   Investment Income Ratio *                       0.00%                 0.00%              0.00%               0.00%




                                           JNL/MCM             JNL/MCM             JNL/MCM             JNL/MCM
                                          Healthcare        International           JNL 5           JNL Optimized
                                        Sector Portfolio    Index Portfolio     Portfolio (A)       5 Portfolio (B)
                                        ---------------     ---------------     ---------------     ---------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)
   Units Outstanding (in thousands)                $ 3                 $ 8               $ 273                 $ -
   Investment Income Ratio *                         -                   -                  19                   -
                                                 0.02%               0.02%               0.02%          0.00%
PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)
   Units Outstanding (in thousands)                $ 1                 $ 3               $ 141            n/a
   Investment Income Ratio *                         -                   -                  12            n/a
                                                 1.27%               2.36%               0.04%            n/a
PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)
   Units Outstanding (in thousands)                $ -                 $ -                 $ 8            n/a
   Investment Income Ratio *                         -                   -                   1            n/a
                                                 0.00%               0.00%               0.31%            n/a


                                           JNL/MCM             JNL/MCM
                                        Oil & Gas Sector    S&P 400 MidCap
                                        Sector Portfolio    Index Portfolio
                                        ---------------     ---------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                      $ 21                 $ 9
   Units Outstanding (in thousands)                  1                   1
   Investment Income Ratio *                     0.07%               0.04%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                       $ 4                 $ 7
   Units Outstanding (in thousands)                  -                   -
   Investment Income Ratio *                     3.56%               1.68%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                                           $ 2
   Units Outstanding (in thousands)                                      -
   Investment Income Ratio *                     0.00%               0.34%

*    THESE AMOUNTS REPRESENT THE DIVIDENDS,  EXCLUDING  DISTRIBUTIONS OF CAPITAL
     GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY
     AVERAGE NET ASSETS.

(A)  INCEPTION DATE OCTOBER 1, 2004.

(B)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.

JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)




                                            JNL/MCM            JNL/MCM             JNL/MCM             JNL/MCM
                                            S&P 500         Select Small-Cap      Small Cap          Technology
                                        Index Portfolio     Portfolio (C)      Index Portfolio     Sector Portfolio
                                        -----------------   ---------------    ----------------    ----------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                 $ 12.711674        $ 9.923836         $ 16.209355          $ 6.601915
   Total Return*                                  14.26%         -0.76%***              16.50%               8.67%
  Ratio of Expenses**                              0.90%             0.90%               0.90%               0.90%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                 $ 11.125182          n/a              $ 13.913683          $ 6.075313
   Total Return*                                   3.59%          n/a                    3.45%               1.67%
  Ratio of Expenses**                              0.90%          n/a                    0.90%               0.90%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                 $ 10.739527          n/a              $ 13.449497          $ 5.975623
  1 Total Return*                                  6.06%          n/a                    9.69%               2.57%
  Ratio of Expenses**                              0.90%          n/a                    0.90%               0.90%
-------------------------------------



                                            JNL/MCM         JNL/Oppenheimer          JNL/           JNL/PPM America
                                              VIP            Global Growth        Oppenheimer         High Yield
                                         Portfolio (A)         Portfolio        Growth Portfolio    Bond Portfolio (B)
                                        ----------------    ----------------    ----------------    ----------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                $ 13.465353         $ 15.260477          $ 9.503626           n/a
   Total Return*                                 11.34%              16.16%               4.30%           n/a
  Ratio of Expenses**                             0.90%               0.90%               0.90%           n/a
-------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                $ 12.094139         $ 13.137532          $ 9.112160           n/a
   Total Return*                                  9.07%              12.96%               8.29%           n/a
  Ratio of Expenses**                             0.90%               0.90%               0.90%           n/a
-------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                $ 11.088678         $ 11.630080          $ 8.414584       $ 17.086116
  1 Total Return*                                10.89%              11.83%               1.14%             2.25%
  Ratio of Expenses**                             0.90%               0.90%               0.90%             0.90%
-------------------------------------


                                          JNL/PIMCO
                                         Total Return         JNL/Putnam
                                        Bond Portfolio      Equity Portfolio
                                        ---------------     ---------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                               $ 15.312945         $ 26.339871
   Total Return*                                 2.66%              12.81%
  Ratio of Expenses**                            0.90%               0.90%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                               $ 14.915980         $ 23.348939
   Total Return*                                 1.70%               8.04%
  Ratio of Expenses**                            0.90%               0.90%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                               $ 14.667118         $ 21.611100
  1 Total Return*                                1.54%               8.57%
  Ratio of Expenses**                            0.90%               0.90%
-------------------------------------

*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE
     REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

***  TOTAL RETURN IS CALCULATED  FROM THE EFFECTIVE  DATE THROUGH THE END OF THE
     REPORTING PERIOD.  THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT
     IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

(1) Total return is calculated for the period from March 8, 2004 through December 31, 2004 unless otherwise noted.

(A)  COMMENCEMENT OF OPERATIONS OCTOBER 1, 2004.

(B)  FOR 2004, THE PERIOD IS FROM MARCH 8, 2004 THROUGH  ACQUISITION  OCTOBER 1,
     2004. UNIT VALUES  DISCLOSED ARE AS OF OCTOBER 1, 2004.

(C)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.

JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)




                                            JNL/MCM            JNL/MCM             JNL/MCM             JNL/MCM
                                            S&P 500         Select Small-Cap      Small Cap          Technology
                                        Index Portfolio     Portfolio (C)      Index Portfolio     Sector Portfolio
                                        -----------------   ---------------    ----------------    ----------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                 $ 13.194850        $ 9.980246         $ 16.839131          $ 6.971421
   Total Return*                                  15.12%         -0.20%***              17.49%               9.30%
  Ratio of Expenses**                              0.15%             0.15%               0.15%               0.15%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                 $ 11.462028          n/a              $ 14.332697          $ 6.378130
  2 Total Return*                                  6.57%          n/a                   10.77%               6.55%
  Ratio of Expenses**                              0.15%          n/a                    0.15%               0.15%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                   n/a                n/a                n/a                 n/a
 1  Total Return*                              n/a                n/a                n/a                 n/a
  Ratio of Expenses**                          n/a                n/a                n/a                 n/a
-------------------------------------



                                            JNL/MCM         JNL/Oppenheimer          JNL/           JNL/PPM America
                                              VIP            Global Growth        Oppenheimer         High Yield
                                         Portfolio (A)         Portfolio        Growth Portfolio    Bond Portfolio (B)
                                        ----------------    ----------------    ----------------    ----------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                $ 13.693601         $ 15.922640          $ 9.912201           n/a
   Total Return*                                 12.17%              17.03%               5.04%           n/a
  Ratio of Expenses**                             0.15%               0.15%               0.15%           n/a
-------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                $ 12.207485         $ 13.605426          $ 9.436694           n/a
  2 Total Return*                                13.05%              17.76%              12.36%           n/a
  Ratio of Expenses**                             0.15%               0.15%               0.15%           n/a
-------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                  n/a                 n/a                 n/a                 n/a
 1  Total Return*                             n/a                 n/a                 n/a                 n/a
  Ratio of Expenses**                         n/a                 n/a                 n/a                 n/a
-------------------------------------


                                          JNL/PIMCO
                                         Total Return         JNL/Putnam
                                        Bond Portfolio      Equity Portfolio
                                        ---------------     ---------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                               $ 16.344770         $ 28.769233
   Total Return*                                 3.42%              13.77%
  Ratio of Expenses**                            0.15%               0.15%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                               $ 15.804809         $ 25.287237
  2 Total Return*                                2.71%              11.19%
  Ratio of Expenses**                            0.15%               0.15%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                  n/a                 n/a
 1  Total Return*                             n/a                 n/a
  Ratio of Expenses**                         n/a                 n/a
-------------------------------------


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE
     REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

***  TOTAL RETURN IS CALCULATED  FROM THE EFFECTIVE  DATE THROUGH THE END OF THE
     REPORTING PERIOD.  THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT
     IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

2 Total return is calculated for the period from January 7, 2005 through December 31, 2005 unless otherwise noted.

(A)  COMMENCEMENT OF OPERATIONS OCTOBER 1, 2004.

(B)  FOR 2004, THE PERIOD IS FROM MARCH 8, 2004 THROUGH  ACQUISITION  OCTOBER 1,
     2004. UNIT VALUES  DISCLOSED ARE AS OF OCTOBER 1, 2004.

(C)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.

JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                           JNL/MCM             JNL/MCM            JNL/MCM             JNL/MCM
                                           S&P 500         Select Small-Cap      Small Cap           Technology
                                        Index Portfolio     Portfolio (C)      Index Portfolio     Sector Portfolio
                                        ---------------    ----------------    ---------------     ---------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                      $ 30                 $ -                $ 1                 $ 1
   Units Outstanding (in thousands)                  2                   -                  -                   -
   Investment Income Ratio *                     0.03%               0.00%              0.00%               0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                      $ 25           n/a                      $ -                 $ -
   Units Outstanding (in thousands)                  2           n/a                        -                   -
   Investment Income Ratio *                     1.66%           n/a                    0.00%               0.00%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                       $ 2           n/a                      $ -                 $ -
   Units Outstanding (in thousands)                  -           n/a                        -                   -
   Investment Income Ratio *                     0.81%           n/a                    0.00%               0.00%



                                           JNL/MCM         JNL/Oppenheimer          JNL/           JNL/PPM America
                                             VIP           Global Growth        Oppenheimer          High Yield
                                        Portfolio (A)        Portfolio         Growth Portfolio    Bond Portfolio (B)
                                        ---------------    ---------------     ---------------     ---------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                      $ 96               $ 34                 $ 1            n/a
   Units Outstanding (in thousands)                  7                  2                   -            n/a
   Investment Income Ratio *                     0.05%              0.08%               0.00%            n/a

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                      $ 13               $ 27                 $ 1            n/a
   Units Outstanding (in thousands)                  1                  2                   -            n/a
   Investment Income Ratio *                     0.40%              0.23%               0.14%            n/a

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                       $ -                $ -                 $ -                 $ -
   Units Outstanding (in thousands)                  -                  -                   -                   -
   Investment Income Ratio *                     0.00%              0.00%               0.00%               0.00%


                                           JNL/PIMCO
                                         Total Return         JNL/Putnam
                                        Bond Portfolio      Equity Portfolio
                                        ----------------    ---------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                        $ 2                $ 1
   Units Outstanding (in thousands)                   -                  -
   Investment Income Ratio *                      0.01%              0.01%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                        $ -                $ -
   Units Outstanding (in thousands)                   -                  -
   Investment Income Ratio *                      6.17%              0.00%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                        $ -                $ -
   Units Outstanding (in thousands)                   -                  -
   Investment Income Ratio *                      0.00%              0.00%

*    THESE AMOUNTS REPRESENT THE DIVIDENDS,  EXCLUDING  DISTRIBUTIONS OF CAPITAL
     GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY
     AVERAGE NET ASSETS.

(A)  COMMENCEMENT OF OPERATIONS OCTOBER 1, 2004.

(B)  FOR 2004, THE PERIOD IS FROM MARCH 8, 2004 THROUGH  ACQUISITION  OCTOBER 1,
     2004.

(C)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.

JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)




                                         JNL/Putnam          JNL/Putnam          JNL/Select         JNL/Select          JNL/Select
                                           Midcap              Value              Balanced         Global Growth        Large Cap
                                       Growth Portfolio    Equity Portfolio      Portfolio           Portfolio          Portfolio
                                       ---------------     ---------------     ---------------    ----------------    --------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                               $ 9.158161         $ 24.805417         $ 29.163333         $ 28.302701        $ 30.181133
   Total Return*                                5.00%              12.20%              12.97%              12.55%              3.94%
  Ratio of Expenses**                           0.90%               0.90%               0.90%               0.90%              0.90%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                               $ 8.722094         $ 22.108566         $ 25.814461         $ 25.145745        $ 29.037144
   Total Return*                               11.30%               4.24%               4.92%               1.20%              3.92%
  Ratio of Expenses**                           0.90%               0.90%               0.90%               0.90%              0.90%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                               $ 7.836324         $ 21.210012         $ 24.604026         $ 24.846931        $ 27.940809
  1 Total Return*                              11.51%               5.09%               5.95%               6.29%              6.18%
  Ratio of Expenses**                           0.90%               0.90%               0.90%               0.90%              0.90%
-------------------------------------


                                          JNL/Select        JNL/Select        JNL/T. Rowe         JNL/T. Rowe            JNL/
                                         Money Market          Value         Price Established   Price Mid-Cap       T. Rowe Price
                                          Portfolio          Portfolio       Growth Portfolio    Growth Portfolio   Value Portfolio
                                        ---------------   ----------------   ---------------     ---------------    ----------------
HIGHEST EXPENSE RATIO
                                             17.780593
PERIOD ENDED DECEMBER 31, 2006
  Unit Value                               $ 13.860535        $ 21.601715       $ 32.826864         $ 43.031124         $ 17.217693
   Total Return*                                 3.79%             20.36%            12.98%               6.05%              19.23%
  Ratio of Expenses**                            0.90%              0.90%             0.90%               0.90%               0.90%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                               $ 13.354305        $ 17.947225       $ 29.055701         $ 40.577277         $ 14.441114
   Total Return*                                 1.99%              7.44%             5.35%              13.30%               5.82%
  Ratio of Expenses**                            0.90%              0.90%             0.90%               0.90%               0.90%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                               $ 13.093103        $ 16.704017       $ 27.580392         $ 35.814269         $ 13.646723
  1 Total Return*                                0.17%              8.92%             6.13%              12.84%               9.77%
  Ratio of Expenses**                            0.90%              0.90%             0.90%               0.90%               0.90%
-------------------------------------


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH  THE  REDEMPTION  OF  UNITS,  INCLUSION  OF THESE  EXPENSES  IN THE
     CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

**   ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT,  CONSISTING PRIMARILY
     OF MORTALITY AND EXPENSE  CHARGES,  FOR EACH PERIOD  INDICATED.  THE RATIOS
     INCLUDE  ONLY THOSE  EXPENSES  THAT  RESULT IN A DIRECT  REDUCTION  TO UNIT
     VALUES.  CHARGES  MADE  DIRECTLY TO  CONTRACT  OWNER  ACCOUNTS  THROUGH THE
     REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

***  TOTAL RETURN IS CALCULATED  FROM THE EFFECTIVE  DATE THROUGH THE END OF THE
     REPORTING PERIOD.  THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT
     IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

(1) Total return is calculated for the period from March 8, 2004 through December 31, 2004 unless otherwise noted.


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)




                                         JNL/Putnam         JNL/Putnam          JNL/Select         JNL/Select          JNL/Select
                                           Midcap             Value              Balanced         Global Growth        Large Cap
                                       Growth Portfolio   Equity Portfolio      Portfolio           Portfolio          Portfolio
                                       ---------------    ---------------     ---------------    ----------------    ---------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                               $ 9.627776        $ 27.066299         $ 31.690757         $ 30.884631        $ 32.932137
   Total Return*                                5.77%             13.04%              13.72%              13.41%              4.72%
  Ratio of Expenses**                           0.15%              0.15%               0.15%               0.15%              0.15%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                               $ 9.102631        $ 23.943879         $ 27.867979         $ 27.233313        $ 31.447766
  2 Total Return*                              16.77%              6.92%               7.07%               5.55%              7.88%
  Ratio of Expenses**                           0.15%              0.15%               0.15%               0.15%              0.15%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                 n/a                n/a                 n/a                n/a                 n/a
 1  Total Return*                            n/a                n/a                 n/a                n/a                 n/a
  Ratio of Expenses**                        n/a                n/a                 n/a                n/a                 n/a
-------------------------------------



                                         JNL/Select        JNL/Select         JNL/T. Rowe         JNL/T. Rowe            JNL/
                                        Money Market          Value          Price Established   Price Mid-Cap       T. Rowe Price
                                         Portfolio          Portfolio        Growth Portfolio    Growth Portfolio   Value Portfolio
                                       ---------------   ----------------    ---------------     ---------------    ----------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                              $ 15.123384        $ 22.227391        $ 35.827510         $ 46.953069         $ 18.039588
   Total Return*                                4.57%             20.87%             13.85%               6.84%              20.12%
  Ratio of Expenses**                           0.15%              0.15%              0.15%               0.15%               0.15%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                              $ 14.462893        $ 18.389963        $ 31.468098         $ 43.945757         $ 15.017674
  2 Total Return*                               2.73%             10.78%              8.51%              19.37%               8.88%
  Ratio of Expenses**                           0.15%              0.15%              0.15%               0.15%               0.15%
-------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                 n/a               n/a                 n/a                 n/a                n/a
 1  Total Return*                            n/a               n/a                 n/a                 n/a                n/a
  Ratio of Expenses**                        n/a               n/a                 n/a                 n/a                n/a
-------------------------------------

*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH  THE  REDEMPTION  OF  UNITS,  INCLUSION  OF THESE  EXPENSES  IN THE
     CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

**   ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT,  CONSISTING PRIMARILY
     OF MORTALITY AND EXPENSE  CHARGES,  FOR EACH PERIOD  INDICATED.  THE RATIOS
     INCLUDE  ONLY THOSE  EXPENSES  THAT  RESULT IN A DIRECT  REDUCTION  TO UNIT
     VALUES.  CHARGES  MADE  DIRECTLY TO  CONTRACT  OWNER  ACCOUNTS  THROUGH THE
     REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

***  TOTAL RETURN IS CALCULATED  FROM THE EFFECTIVE  DATE THROUGH THE END OF THE
     REPORTING PERIOD.  THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT
     IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

2 Total return is calculated for the period from January 7, 2005 through December 31, 2005 unless otherwise noted.


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                        JNL/Putnam          JNL/Putnam          JNL/Select         JNL/Select          JNL/Select
                                          Midcap              Value              Balanced         Global Growth        Large Cap
                                      Growth Portfolio    Equity Portfolio      Portfolio           Portfolio          Portfolio
                                      ---------------     ---------------     ---------------    ----------------    ---------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                     $ 2                 $ -                 $ 1                 $ 3                $ -
   Units Outstanding (in thousands)                -                   -                   -                   -                  -
   Investment Income Ratio *                   0.00%               0.00%               0.02%               0.03%              0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                     $ 1                 $ -                 $ 1                 $ -                $ -
   Units Outstanding (in thousands)                -                   -                   -                   -                  -
   Investment Income Ratio *                   0.00%               0.00%               7.74%               0.00%              0.00%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                     $ -                 $ -                 $ -                 $ -                $ -
   Units Outstanding (in thousands)                -                   -                   -                   -                  -
   Investment Income Ratio *                   0.00%               0.00%               0.34%               0.00%              0.00%



                                        JNL/Select         JNL/Select         JNL/T. Rowe         JNL/T. Rowe            JNL/
                                       Money Market           Value          Price Established   Price Mid-Cap       T. Rowe Price
                                        Portfolio           Portfolio        Growth Portfolio    Growth Portfolio   Value Portfolio
                                      ---------------    ----------------    ---------------     ---------------    ----------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                     $ 1                 $ -               $ 27                $ 15                 $ 1
   Units Outstanding (in thousands)                -                   -                  1                   -                   -
   Investment Income Ratio *                   0.00%               0.00%              0.02%               0.05%               0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                     $ -                 $ -               $ 23                $ 12                 $ -
   Units Outstanding (in thousands)                -                   -                  1                   -                   -
   Investment Income Ratio *                   0.00%               0.00%              0.21%               0.01%               1.57%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                     $ -                 $ -                $ -                 $ -                 $ -
   Units Outstanding (in thousands)                -                   -                  -                   -                   -
   Investment Income Ratio *                   0.00%               0.00%              0.00%               0.00%               0.00%


*    THESE AMOUNTS REPRESENT THE DIVIDENDS,  EXCLUDING  DISTRIBUTIONS OF CAPITAL
     GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY
     AVERAGE NET ASSETS.

JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                                   JNL/Western
                                          JNL/Western          JNL/Western        U.S. Government
                                          High Yield            Strategic            & Quality
                                         Bond Portfolio (A)   Bond Portfolio      Bond Portfolio
                                        ----------------      ---------------     ---------------
HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                $ 15.204687          $ 21.119395         $ 17.430947
   Total Return*                                  9.74%                4.00%               2.46%
  Ratio of Expenses**                             0.90%                0.90%               0.90%
------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                $ 13.855705          $ 20.306967         $ 17.012125
   Total Return*                                  0.97%                1.94%               2.07%
  Ratio of Expenses**                             0.90%                0.90%               0.90%
------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                $ 13.722244          $ 19.920194         $ 16.667519
  1 Total Return*                                 5.92%                4.16%               0.53%
  Ratio of Expenses**                             0.90%                0.90%               0.90%
------------------------------------

*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH  THE  REDEMPTION  OF  UNITS,  INCLUSION  OF THESE  EXPENSES  IN THE
     CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

**   ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT,  CONSISTING PRIMARILY
     OF MORTALITY AND EXPENSE  CHARGES,  FOR EACH PERIOD  INDICATED.  THE RATIOS
     INCLUDE  ONLY THOSE  EXPENSES  THAT  RESULT IN A DIRECT  REDUCTION  TO UNIT
     VALUES.  CHARGES  MADE  DIRECTLY TO  CONTRACT  OWNER  ACCOUNTS  THROUGH THE
     REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

***  TOTAL RETURN IS CALCULATED  FROM THE EFFECTIVE  DATE THROUGH THE END OF THE
     REPORTING PERIOD.  THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT
     IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

(1) Total return is calculated for the period from March 8, 2004 through December 31, 2004 unless otherwise noted.

(A)  COMMENCEMENT OF OPERATIONS OCTOBER 1, 2004.

JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                                      JNL/Western
                                          JNL/Western             JNL/Western        U.S. Government
                                          High Yield               Strategic            & Quality
                                         Bond Portfolio (A)      Bond Portfolio      Bond Portfolio
                                        --------------------     ---------------     ---------------
LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006
  Unit Value                                $ 16.245465             $ 23.046903         $ 18.938539
   Total Return*                                 10.55%                   4.78%               3.24%
  Ratio of Expenses**                             0.15%                   0.15%               0.15%
------------------------------------

PERIOD ENDED DECEMBER 31, 2005
  Unit Value                                $ 14.694875             $ 21.994832         $ 18.344765
  2 Total Return*                                 1.86%                   2.98%               2.64%
  Ratio of Expenses**                             0.15%                   0.15%               0.15%
------------------------------------

PERIOD ENDED DECEMBER 31, 2004
  Unit Value                                  n/a                      n/a                 n/a
    Total Return*                             n/a                      n/a                 n/a
  Ratio of Expenses**                         n/a                      n/a                 n/a
------------------------------------


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH  THE  REDEMPTION  OF  UNITS,  INCLUSION  OF THESE  EXPENSES  IN THE
     CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

**   ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT,  CONSISTING PRIMARILY
     OF MORTALITY AND EXPENSE  CHARGES,  FOR EACH PERIOD  INDICATED.  THE RATIOS
     INCLUDE  ONLY THOSE  EXPENSES  THAT  RESULT IN A DIRECT  REDUCTION  TO UNIT
     VALUES.  CHARGES  MADE  DIRECTLY TO  CONTRACT  OWNER  ACCOUNTS  THROUGH THE
     REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

***  TOTAL RETURN IS CALCULATED  FROM THE EFFECTIVE  DATE THROUGH THE END OF THE
     REPORTING PERIOD.  THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT
     IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

2 Total return is calculated for the period from January 7, 2005 through December 31, 2005 unless otherwise noted.

(A)  COMMENCEMENT OF OPERATIONS OCTOBER 1, 2004.


JNLNY SEPARATE ACCOUNT IV
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                      JNL/Western
                                          JNL/Western             JNL/Western        U.S. Government
                                          High Yield               Strategic            & Quality
                                         Bond Portfolio (A)      Bond Portfolio      Bond Portfolio
                                        --------------------     ---------------     ---------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                        $ 4                     $ 3                 $ 2
   Units Outstanding (in thousands)                   -                       -                   -
   Investment Income Ratio *                      0.09%                   0.00%               0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                        $ 2                     $ 2                 $ 1
   Units Outstanding (in thousands)                   -                       -                   -
   Investment Income Ratio *                      9.36%                   5.82%               9.78%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                        $ -                     $ -                 $ -
   Units Outstanding (in thousands)                   -                       -                   -
   Investment Income Ratio *                      0.00%                   0.00%               0.81%


* THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY AVERAGE NET ASSETS.

(A)  COMMENCEMENT OF OPERATIONS OCTOBER 1, 2004.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors of Jackson National Life Insurance Company and Contract Owners of JNLNY Separate Account IV:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within JNLNY Separate Account IV (Separate Account) as listed in Note 1 of the financial statements as of December 31, 2006, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2006 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts within JNLNY Separate Account IV as listed in Note 1 of the financial statements as of December 31, 2006, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.



KPMG LLP



Chicago, Illinois
March 21, 2007

Jackson National Life Insurance

Company of New York



Financial Statements

December 31, 2006



JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

------------------------------------------------------------------




Report of Independent Registered Public Accounting Firm                                         1



Balance Sheets                                                                                  2



Income Statements                                                                               3



Statements of Stockholder's Equity and Comprehensive Income                                     4



Statements of Cash Flows                                                                        5



Notes to Financial Statements                                                                   6


KPMG Letterhead






             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Jackson National Life Insurance
   Company of New York:


We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York as of December 31, 2006 and 2005, and the related income statements and statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2006 in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP



Chicago, Illinois
March 13, 2007

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS



BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE INFORMATION)


                                                                                                     DECEMBER 31,
ASSETS                                                                                          2006           2005
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Investments:
Cash and short-term investments                                                                 $ 10,594       $ 23,542
Investments available for sale, at fair value:
Fixed maturities (amortized cost: 2006, $1,433,452; 2005, $1,452,456)                          1,444,190      1,477,000
Equities (cost: 2006, $261; 2005, $285)                                                              298            310
Trading securities, at fair value (cost: 2006, $1,000; 2005, $0)                                   1,060              -
Policy loans                                                                                          53             46
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total investments                                                                              1,456,195      1,500,898

Accrued investment income                                                                         18,721         19,738
Deferred acquisition costs                                                                       128,772        109,106
Deferred sales inducements                                                                        15,660         14,536
Reinsurance recoverable                                                                            1,644          1,641
Income taxes receivable from Parent                                                                1,109          2,392
Receivable from Parent                                                                               141              -
Other assets                                                                                       3,657          2,660
Separate account assets                                                                        1,224,943        799,209
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total assets                                                                                 $ 2,850,842    $ 2,450,180
                                                                                            =============  =============
                                                                                            =============  =============

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable                                          $ 21,435       $ 14,571
Deposits on investment contracts                                                               1,372,147      1,419,694
Securities lending payable                                                                         3,408         13,229
Deferred income taxes                                                                             12,082          8,992
Income taxes payable to Parent                                                                         -              -
Other liabilities                                                                                 13,234          8,257
Separate account liabilities                                                                   1,224,943        799,209
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total liabilities                                                                              2,647,249      2,263,952
                                                                                            -------------  -------------
                                                                                            -------------  -------------

STOCKHOLDER'S EQUITY
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding                                                                 2,000          2,000
Additional paid-in capital                                                                       141,000        141,000
Accumulated other comprehensive income, net of
tax of $1,698 in 2006 and $3,625 in 2005                                                           3,153          6,733
Retained earnings                                                                                 57,440         36,495
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total stockholder's equity                                                                       203,593        186,228
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total liabilities and stockholder's equity                                                   $ 2,850,842    $ 2,450,180
                                                                                            =============  =============


See accompanying notes to financial statements.


              JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS

INCOME STATEMENTS
(IN THOUSANDS)

                                                                                 YEARS ENDED DECEMBER 31,
                                                                           2006          2005           2004
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
REVENUES
Premiums, net of reinsurance                                                 $ (580)       $ (375)         $ (30)
Net investment income                                                        87,093        86,710         85,323
Net realized gains (losses) on investments                                       81          (236)         4,378
Fee income                                                                   23,556        15,982          9,687
Other income                                                                    170           120            116
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
Total revenues                                                              110,320       102,201         99,474
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------

BENEFITS AND EXPENSES
Policyholder benefits                                                         5,081         5,229          5,397
Interest credited on deposit liabilities                                     47,865        48,814         51,786
Decrease in reserves, net of reinsurance recoverables                          (147)       (1,587)          (914)
Commissions                                                                  31,722        24,932         23,903
General and administrative expenses                                           6,324         5,868          3,988
Taxes, licenses and fees                                                        762          (564)           683
Deferral of acquisition costs                                               (31,102)      (25,054)       (23,522)
Deferral of sales inducements                                                (3,994)       (4,179)        (4,680)
Amortization of deferred acquisition costs:
Attributable to operations                                                   18,384        19,180         14,896
Attributable to net realized gains (losses) on investments                       27           (81)         1,510
Amortization of deferred sales inducements:
Attributable to operations                                                    4,139         3,753          3,510
Attributable to net realized gains (losses) on investments                        5           (15)           295
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
Total benefits and expenses                                                  79,066        76,296         76,852
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
Pretax income                                                                31,254        25,905         22,622
Income tax expense                                                           10,309         9,066          7,918
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
NET INCOME                                                                 $ 20,945      $ 16,839       $ 14,704
                                                                        ============  ============  =============

See accompanying notes to financial statements.


              JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS

STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)

                                                                        YEARS ENDED DECEMBER 31,
                                                                 2006           2005         2004
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------
COMMON STOCK
Beginning and end of year                                         $ 2,000        $ 2,000      $ 2,000
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------

ADDITIONAL PAID-IN CAPITAL
Beginning and end of year                                         141,000        141,000      141,000
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning of year                                                   6,733         20,377       19,205
Net unrealized investment gains (losses), net of
       reclassification adjustment and net of tax                  (3,580)       (13,644)       1,172
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------
End of year                                                         3,153          6,733       20,377
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------

RETAINED EARNINGS
Beginning of year                                                  36,495         19,656        4,952
Net income                                                         20,945         16,839       14,704
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------
End of year                                                        57,440         36,495       19,656
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------

TOTAL STOCKHOLDER'S EQUITY                                       $203,593       $186,228     $183,033
                                                              ============  ============= ===========


                                                                              YEARS ENDED DECEMBER 31,
                                                                         2006         2005          2004
                                                                     ------------- ------------  ------------
                                                                     ------------- ------------  ------------

Net income                                                               $ 20,945     $ 16,839      $ 14,704
Net unrealized holding gains (losses) arising during
the period, net of tax of $(1,671) in 2006;
$(6,333) in 2005 and $2,318 in 2004                                        (3,105)     (11,761)        4,305
Reclassification adjustment for gains included
in net income, net of tax of $(256) in 2006;
$(1,014) in 2005 and $(1,687) in 2004                                        (475)      (1,883)       (3,133)
                                                                     ------------- ------------  ------------
                                                                     ------------- ------------  ------------

COMPREHENSIVE INCOME                                                     $ 17,365      $ 3,195      $ 15,876
                                                                     ============= ============  ============

See accompanying notes to financial statements.


              JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

                                                                                     YEARS ENDED DECEMBER 31,
                                                                                2006           2005            2004
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                      $ 20,945       $ 16,839        $ 14,704
Adjustments to reconcile net income to
net cash provided by operating activities:
Net realized (gains) losses on investments                                           (81)           236          (4,378)
Unrealized gains on trading portfolio                                                (60)             -             (84)
Interest credited on deposit liabilities                                          47,865         48,814          51,786
Amortization of premium on investments                                             2,515          3,295           3,185
Deferred income tax provision                                                      5,018          5,214             637
Other charges                                                                        233           (713)            470
Change in:
Accrued investment income                                                          1,017            774            (601)
Deferred sales inducements and acquisition costs                                 (12,561)        (6,398)         (7,991)
Trading portfolio activity, net                                                   (1,000)         1,084            (860)
Income taxes (receivable) payable to Parent                                        1,283         (4,808)          2,388
Claims payable                                                                     4,741           (991)          3,743
Other assets and liabilities, net                                                  5,251            655          (2,676)
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                         75,166         64,001          60,323
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------

CASH FLOWS FROM INVESTING ACTIVITIES: Fixed maturities and equities available for sale:
Sales                                                                            143,627         57,079          80,100
Principal repayments, maturities, calls
and redemptions                                                                  111,799        114,753         117,453
Purchases                                                                       (238,834)      (188,266)       (266,312)
Other investing activities                                                        (9,828)          (597)         (6,130)
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                                6,764        (17,031)        (74,889)
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' account balances:
Deposits                                                                         451,770        348,025         327,922
Withdrawals                                                                     (234,139)      (162,209)       (112,642)
Net transfers to separate accounts                                              (312,509)      (250,512)       (198,055)
Capital contribution                                                                   -              -               -
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                              (94,878)       (64,696)         17,225
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
INVESTMENTS                                                                      (12,948)       (17,726)          2,659

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                                23,542         41,268          38,609
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                                    $ 10,594       $ 23,542        $ 41,268
                                                                             ============   ============   =============

See accompanying notes to financial statements.



               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

--------------------------------------------------------------------------------


1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company of New York, (the "Company" or "Jackson/NY") is wholly owned by Jackson National Life Insurance Company ("Jackson" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. Jackson/NY is licensed to sell group and individual annuity products (including immediate, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other-than-temporary; 2) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; and 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits.

     CHANGES IN ACCOUNTING PRINCIPLES
     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("FAS") No. 157, "Fair Value Measurements" ("FAS 157"), which establishes a framework for measuring fair value under current accounting pronouncements that require or permit fair value measurement. FAS 157 retains the exchange price notion, but clarifies that exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the most advantageous market for that asset or liability. Fair value measurement is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk which would include the reporting entity's own credit risk. FAS 157 establishes a three-level fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value. The highest priority is given to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs in situations where there is little or no market activity for the asset or liability. In addition, FAS 157 expands the disclosure requirements for annual and interim reporting to focus on the inputs used to measure fair value, including those measurements using significant unobservable inputs, and the effects of the measurements on earnings. FAS 157 will be applied prospectively and is effective for fiscal years beginning after November 15, 2007. Retrospective application is required for certain financial instruments as a cumulative effect adjustment to the opening balance of retained earnings. Jackson/NY has not yet quantified the impact of adoption on the Company's financial statements.

     In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require additional disclosures and is effective for fiscal years beginning after December 15, 2006. Jackson /NY does not expect adoption to have a material impact on the Company's financial statements.

     In February 2006, the FASB issued Statement of Financial Accounting Standards No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"). This statement, effective for financial instruments acquired or issued after the beginning of an entity's first fiscal year after September 15, 2006, allows companies to include changes in fair value of certain hybrid financial instruments in earnings on an instrument-by-instrument basis. Further guidance issued in October 2006 provided an exemption from the provisions of FAS No. 133 for certain financial instruments that would have otherwise been required to recognize embedded derivatives arising as a result of prepayment risk in certain structured securities. As a result, adoption of FAS 155 is not expected to have a material impact on the Company's financial statements.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for deferred acquistion costs on internal replacements other than those described in FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or (c) electing a feature or coverage within a contract. Contract modifications that result in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized deferred acquisition costs, unearned revenue and deferred sales inducements must be written-off. SOP 05-1 is to be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Jackson/NY does not expect adoption to have a material impact on the Company's financial statements.

     In May 2005, the FASB issued Statement of Financial Accounting Standards No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 requires that, unless impracticable or absent explicit transition requirements specific to the newly adopted accounting principle, companies apply changes in accounting principles on a retrospective basis. FAS 154 is effective for accounting changes and corrections or errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 did not have a material impact on the Company's financial statements.

     In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-01"). EITF 03-01 provides more specific guidance on how to determine when an investment is considered impaired, whether the impairment is other than temporary, and how to measure an impairment loss. On September 30, 2004, the FASB issued FASB Staff Position EITF Issue 03-1-1, "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-01, `The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments'" delaying the effective date of paragraphs 10-20 of EITF 03-01 until the FASB has resolved certain implementation issues. On June 29, 2005, the FASB concluded that the current guidance included in EITF 03-01 was adequate and that further clarification was not necessary. Jackson/NY adopted the requirements of EITF 03-01 for the year ended December 31, 2004, with no material impact on the Company's financial statements.

     Effective January 1, 2004, Jackson/NY adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses separate account presentation, transfers of assets from the general account to the separate account, valuation of certain insurance liabilities and policy features such as guaranteed minimum death benefits and annuitization benefits and accounting for sales inducements. The adoption of SOP 03-1 did not have a material impact on the Company's financial statements.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, asset-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Asset-backed and structured securities are amortized over the estimated redemption period. All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, the amortized cost basis of fixed maturities is reduced to fair value through an impairment charge included in net realized gains (losses) on investments. In determining whether an other-than-temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values.

     Equities are carried at fair value. Equities are reduced to estimated net realizable value for declines in fair value considered to be other-than-temporary. Any impairment charges are included in net realized gains (losses) on investments.

     Trading securities, which consist of seed money that supports newly established variable funds, are carried at fair value with changes in value included in net investment income in the income statement. During 2006, 2005 and 2004, $60 thousand, nil and $84 thousand of investment income recognized relates to trading securities held at December 31, 2006, 2005 and 2004, respectively.

     Policy loans are carried at the unpaid principal balances.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs and deferred sales inducements adjustments, are excluded from net income and included as a component of other comprehensive income and stockholder's equity.

     EMBEDDED DERIVATIVES
     The Company offers a guaranteed minimum income benefit on certain of its variable annuity products. Beginning in 2003, the liability is ceded to an unaffiliated company. The structure of the reinsurance agreement creates an embedded derivative, as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative of $1.5 million, $(431) thousand and $349 thousand in 2006, 2005 and 2004, respectively, is included in decrease in reserves, net of reinsurance recoverables. The fair value of the embedded derivative of $1.5 million and $45 thousand at December 31, 2006 and 2005, respectively, is included in reserves for future policy benefits and claims payable.

     The Company offers a guaranteed minimum withdrawal benefit on certain of its variable annuity products. The structure of this guarantee creates an embedded derivative as defined by FAS 133. The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative of $2.0 million, $1.1 million and $591 thousand in 2006, 2005 and 2004, respectively, is included in decrease in reserves, net of reinsurance recoverables. The fair value of the embedded derivative of $3.6 million and $1.6 million at December 31, 2006 and 2005, respectively, is included in other assets.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $5.0 million and $11.9 million at December 31, 2006 and 2005, respectively, to reflect this adjustment.

     DEFERRED SALES INDUCEMENTS
     Bonus interest on single premium deferred annuities and contract enhancements on variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred sales inducements have been decreased by $1.0 million and $2.3 million at December 31, 2006 and 2005, respectively, to reflect this adjustment.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities. The Company files a consolidated federal income tax return with Jackson, Brooke Life and Life Insurance Company of Georgia (for the period May 19, 2005 through December 31, 2005). The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4% to 7%. Lapse and expense assumptions are based on the Parent's experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder's account value.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $1,224.9 million and $799.2 million at December 31, 2006 and 2005, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and included in fee income.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.


3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required of the fair value of financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using discounted cash flows or other valuation techniques. Such values are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent market quotes and, in many cases, could not be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating fair values for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined.

     EQUITIES AND TRADING SECURITIES:
     Fair values for common stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     SEPARATE ACCOUNT ASSETS:

     Separate account assets are carried at the fair value of the underlying securities.

     EMBEDDED DERIVATIVES:
     The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. The net settlement is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The nature of these embedded derivative cash flows can be quite varied. Therefore, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

     ANNUITY RESERVES:
     Fair value for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. The carrying value and fair value of such annuities approximated $1.35 billion and $1.31 billion, respectively, at December 31, 2006 and $1.40 billion and $1.34 billion, respectively, at December 31, 2005.

     SEPARATE ACCOUNT LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The fair value approximated $1,160.2 million and $752.4 million at December 31, 2006 and 2005, respectively.

 4.  INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, asset-backed, utility and government bonds. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2006, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2006, the carrying value of investments rated by the Company's affiliated investment advisor totaled $8.0 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.


                                                                       PERCENT OF TOTAL
                                                                       FIXED MATURITIES
                  INVESTMENT RATING                                    DECEMBER 31, 2006
                                                                  ----------------------------
                                                                  ----------------------------
                  AAA                                                        15.8%
                  AA                                                          7.0%
                  A                                                          27.5%
                  BBB                                                        44.0%
                                                                  ----------------------------
                                                                  ----------------------------
                      Investment grade                                       94.3%
                                                                  ----------------------------
                                                                  ----------------------------
                  BB                                                          5.0%
                  B and below                                                 0.7%
                                                                  ----------------------------
                                                                  ----------------------------
                         Below investment grade                               5.7%
                                                                  ----------------------------
                      Total fixed maturities                                    100.0%
                                                                  ----------------------------



     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were nil and $17.4 thousand, respectively, at December 31, 2006. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2006 were nil and $17.4 thousand, respectively, and for the 12 months preceding December 31, 2005 were nil and $18.1 thousand, respectively.




4.    INVESTMENTS (CONTINUED)

     The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities were as follows
     (in thousands):

                                         COST OR         GROSS         GROSS
                                        AMORTIZED      UNREALIZED   UNREALIZED        FAIR
December 31, 2006                          COST          GAINS        LOSSES         VALUE
                                       -------------  ------------- ------------  -------------
                                       -------------  ------------- ------------  -------------
U.S. Treasury securities                      $ 509            $ -          $ 2          $ 507
Public utilities                            126,532          3,919          376        130,075
Corporate securities                        979,901         17,470       10,975        986,396
Asset-backed securities                     326,510          3,643        2,941        327,212
                                       -------------  ------------- ------------  -------------
                                       -------------  ------------- ------------  -------------
Total fixed maturities                  $ 1,433,452       $ 25,032     $ 14,294    $ 1,444,190
                                       =============  ============= ============  =============
                                       =============  ============= ============  =============

Equities                                      $ 261           $ 37          $ -          $ 298
                                       =============  ============= ============  =============

                                             COST OR         GROSS          GROSS
                                            AMORTIZED      UNREALIZED    UNREALIZED        FAIR
December 31, 2005                              COST          GAINS         LOSSES          VALUE
                                           -------------  -------------  ------------  --------------
                                           -------------  -------------  ------------  --------------
U.S. Treasury securities                          $ 511            $ 5           $ -           $ 516
Public utilities                                138,066          6,169           240         143,995
Corporate securities                          1,084,091         29,391         9,330       1,104,152
Asset-backed securities                         229,788          1,421         2,872         228,337
                                           -------------  -------------  ------------  --------------
                                           -------------  -------------  ------------  --------------
Total fixed maturities                      $ 1,452,456       $ 36,986      $ 12,442     $ 1,477,000
                                           =============  =============  ============  ==============
                                           =============  =============  ============  ==============

Equities                                          $ 285           $ 25           $ -           $ 310
                                           =============  =============  ============  ==============


     At December 31, 2006 and 2005, available for sale securities without a readily ascertainable market value having an amortized cost of $177.2 million and $196.1 million, respectively, had an estimated fair value of $174.9 million and $195.3 million, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2006, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                                          AMORTIZED      FAIR
                                                           COST         VALUE
                                                    -------------- --------------
                                                    -------------- --------------
Due in 1 year or less                                    $ 76,322       $ 76,351
Due after 1 year through 5 years                          422,754        431,534
Due after 5 years through 10 years                        555,831        557,986
Due after 10 years through 20 years                        47,571         46,351
Due after 20 years                                          4,464          4,756
Asset-backed securities                                   326,510        327,212
                                                    -------------- --------------
                                                    -------------- --------------
Total                                                 $ 1,433,452    $ 1,444,190
                                                    ============== ==============

     U.S. Treasury securities with a carrying value of $507 thousand and $516 thousand at December 31, 2006 and 2005, respectively, were on deposit with the State of New York as required by state insurance law.



4.    INVESTMENTS (CONTINUED)

     The fair value and the amount of gross unrealized losses in accumulated other comprehensive income in stockholder's equity are as follows (in thousands):

                                                LESS THAN 12 MONTHS         12 MONTHS OR LONGER          TOTAL
                                            --------------------------  ---------------------------  --------------------------
                                            --------------------------  ---------------------------  --------------------------
                                               GROSS                       GROSS                        GROSS
                                             UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR
December 31, 2006                              LOSSES        VALUE         LOSSES         VALUE        LOSSES         VALUE
                                            -------------  -----------  -------------  ------------  ------------  ------------
                                            -------------  -----------  -------------  ------------  ------------  ------------
U.S. Treasury securities                             $ 2        $ 507            $ -           $ -           $ 2         $ 507
Public utilities                                     108       27,906            268         7,018           376        34,924
Corporate securities                               1,442      126,230          9,533       320,824        10,975       447,054
Asset-backed securities                              212       43,551          2,729       108,746         2,941       152,297
                                            -------------  -----------  -------------  ------------  ------------  ------------
                                            -------------  -----------  -------------  ------------  ------------  ------------
Subtotal - fixed maturities                        1,764      198,194         12,530       436,588        14,294       634,782
Equities                                               -            -              -             -             -             -
                                            -------------  -----------  -------------  ------------  ------------  ------------
                                            -------------  -----------  -------------  ------------  ------------  ------------
Total temporarily impaired
securities                                       $ 1,764    $ 198,194       $ 12,530     $ 436,588      $ 14,294     $ 634,782
                                            =============  ===========  =============  ============  ============  ============


                                               LESS THAN 12 MONTHS        12 MONTHS OR LONGER        TOTAL
                                            --------------------------  ------------------------  --------------------------
                                            --------------------------  ------------------------  --------------------------
                                               GROSS                       GROSS                     GROSS
                                             UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED       FAIR
December 31, 2005                              LOSSES        VALUE        LOSSES        VALUE        LOSSES        VALUE
                                            ------------- ------------  ------------  ----------  -------------  -----------
                                            ------------- ------------  ------------  ----------  -------------  -----------
Public utilities                                   $ 162     $ 10,485          $ 78     $ 1,918          $ 240     $ 12,403
Corporate securities                               7,381      353,732         1,949      40,856          9,330      394,588
Asset-backed securities                            2,341      126,062           531      20,214          2,872      146,276
                                            ------------- ------------  ------------  ----------  -------------  -----------
                                            ------------- ------------  ------------  ----------  -------------  -----------
Subtotal - fixed maturities                        9,884      490,279         2,558      62,988         12,442      553,267
Equities                                               -            -             -           -              -            -
                                            ------------- ------------  ------------  ----------  -------------  -----------
                                            ------------- ------------  ------------  ----------  -------------  -----------
Total temporarily impaired
securities                                       $ 9,884    $ 490,279       $ 2,558    $ 62,988       $ 12,442    $ 553,267
                                            ============= ============  ============  ==========  =============  ===========


     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below the amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in value and the Company's ability and intent to hold a security to recovery in value or of contractual cash flows. If it is determined that a decline in value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income in stockholder's equity. If the decline is considered to be other-than-temporary, a realized loss is recognized in the income statement.

     Generally, securities with fair values that are less than 80% of amortized cost and other securities the Company determines are underperforming, or potential problem securities, are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration which has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic outlook and micro-economic outlooks for specific industries and issuers. Assessing the duration of asset-backed securities can also involve assumptions regarding


4.    INVESTMENTS (CONTINUED)

     underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

     Among the factors considered is whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near term prospects of the issuer and the Company's ability and intent to hold the security until such a recovery may occur. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g. minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery. To the extent factors contributing to the recognition of impairment losses affected other investments, such investments were reviewed for other-than-temporary impairment and losses were recorded if appropriate.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of
     Interest Income and Impairment on Purchased and Retained Beneficial
     Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on its other than high quality structured securities, including certain asset-backed securities and collateralized debt obligations, are other-than-temporary. The Company regularly reviews future cash flow assumptions and, in accordance with EITF 99-20, if there has been an adverse change in estimated cash flows to be received on a security, an impairment is recognized in net income. For privately placed structured securities, impairment amounts are based on discounted cash flows.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other-than-temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently in accumulated other comprehensive income may be recognized in the income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other-than-temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding a security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity and realize a loss.

     Of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2006, 79.0% were investment grade, 4.0% were below investment grade and 17.0% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 29.4% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate fixed maturities in an unrealized loss position were diversified across industries. As of December 31, 2006, the industries representing the larger unrealized losses included manufacturing (12.6% of fixed maturities gross unrealized losses) and construction materials (11.9%). The Company had no material unrealized losses on individual fixed maturities or equities at December 31, 2006.




4.    INVESTMENTS (CONTINUED)

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2006 were as follows (in thousands):

Less than one year                                     $ 90
One to five years                                     2,438
Five to ten years                                     7,406
More than ten years                                   1,419
Asset-backed securities                               2,941
                                                ------------
                                                ------------
Total gross unrealized losses                      $ 14,294
                                                ============


     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2006 and 2005, the estimated fair value of loaned securities was $3.3 million and $12.9 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.
     Cash collateral received, in the amount of $3.4 million and $13.2 million at December 31, 2006 and 2005, respectively, was invested by the agent bank and included in cash and short-term investments. A securities lending payable is included in liabilities for cash collateral received. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     All investment income for 2006, 2005 and 2004 is related to earnings on short-term investments, fixed maturity securities, equities and trading securities. Investment expenses totaled $740 thousand, $579 thousand and $515 thousand in 2006, 2005 and 2004, respectively.

      Net realized  investment gains (losses) on investments were as follows
     (in thousands):

                                                YEARS ENDED DECEMBER 31,
                                           2006           2005          2004
                                        ------------  -------------  ------------
                                        ------------  -------------  ------------
Sales of fixed maturities:
Gross gains                              $      2,949  $      1,828   $    5,322
Gross losses                                 (2,873)        (1,906)       (1,594)
Sales of equities:
Gross gains                                       5              -           901
Impairment losses                                 -           (158)         (251)
                                        ------------  -------------  ------------
                                        ------------  -------------  ------------
Total                                          $ 81         $ (236)      $ 4,378
                                        ============  =============  ============

6.   REINSURANCE

     The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $500 thousand. Amounts not retained are ceded to other companies on either a yearly renewable-term or a coinsurance basis.


6.   REINSURANCE (CONTINUED)
     The effect of reinsurance on premiums was as follows (in thousands):

                                                         YEARS ENDED DECEMBER 31,
                                                  2006          2005           2004
                                               ------------  ------------  -------------
                                               ------------  ------------  -------------
Direct premiums                                      $ 723         $ 637          $ 619
Less reinsurance ceded:
Life                                                  (636)         (518)          (473)
Guaranteed annuity benefits                           (667)         (494)          (176)
                                               ------------  ------------  -------------
                                               ------------  ------------  -------------
Net premiums                                        $ (580)       $ (375)         $ (30)
                                               ============  ============  =============

     Components of the reinsurance recoverable asset were as follows (in thousands):

                                            DECEMBER 31,
                                        2006            2005
                                     ------------   -------------
                                     ------------   -------------
Ceded reserves                           $ 1,635         $ 1,406
Ceded claims liability                         -             225
Ceded other                                    9              10
                                     ------------   -------------
                                     ------------   -------------
Total                                    $ 1,644         $ 1,641
                                     ============   =============

7.   FEDERAL INCOME TAXES

     The components of the provision for federal income taxes were as follows
     (in thousands):

                                             YEARS ENDED DECEMBER 31,
                                        2006          2005          2004
                                    -------------  ------------  ------------
                                    -------------  ------------  ------------
Current tax expense                      $ 5,291       $ 3,852       $ 7,281
Deferred tax expense                       5,018         5,214           637
                                    -------------  ------------  ------------
                                    -------------  ------------  ------------

Income tax expense                      $ 10,309       $ 9,066       $ 7,918
                                    =============  ============  ============


     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2006, 2005 and 2004 as follows (in thousands):

                                                            YEARS ENDED DECEMBER 31,
                                                      2006          2005           2004
                                                  -------------  ------------  -------------
                                                  -------------  ------------  -------------
Income taxes at statutory rate                        $ 10,939       $ 9,067        $ 7,918
Dividends received deduction                              (630)            -              -
Other                                                        -            (1)             -
                                                  -------------  ------------  -------------
                                                  -------------  ------------  -------------
Provision for federal income taxes                    $ 10,309       $ 9,066        $ 7,918
                                                  =============  ============  =============
                                                  =============  ============  =============

Effective tax rate                                       33.0%         35.0%          35.0%
                                                  =============  ============  =============

     Federal income taxes of $4.0 million, $6.2 million and $4.9 million were paid to Jackson in 2006, 2005 and 2004, respectively.


7.   FEDERAL INCOME TAXES (CONTINUED)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

                                                                              DECEMBER 31,
                                                                          2006            2005
                                                                       ------------   -------------
                                                                       ------------   -------------
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items                                 $ 36,261        $ 36,208
Investments                                                                     98              95
Other, net                                                                     858             555
                                                                       ------------   -------------
                                                                       ------------   -------------
Total gross deferred tax asset                                              37,217          36,858
                                                                       ------------   -------------
                                                                       ------------   -------------

GROSS DEFERRED TAX LIABILITY
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements                           (45,507)        (37,251)
Net unrealized gains on available for sale securities                       (3,792)         (8,599)
Other, net
                                                                       ------------   -------------
                                                                       ------------   -------------
Total gross deferred tax liability                                         (49,299)        (45,850)
                                                                       ------------   -------------
                                                                       ------------   -------------

NET DEFERRED TAX LIABILITY                                              $   (12,082)   $     (8,992)
                                                                       ============   =============


     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the gross deferred tax asset.

     At December 31, 2006, the Company had no federal tax capital loss carryforwards available for future use.

8.   CONTINGENCIES

     The Company is not involved in litigation that would have a material adverse affect on the Company's financial condition or results of operations.

9.   STOCKHOLDER'S EQUITY

     The declaration of dividends which can be paid by the Company is regulated by New York Insurance law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to Jackson in 2006, 2005 or 2004.

     Statutory capital and surplus of the Company, as reported in its Annual
     Statement, was $134.6 million and $132.4 million at December 31, 2006 and 2005, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $3.4 million, $11.9 million, and $14.8 million in 2006, 2005 and 2004, respectively.

10.  LEASE OBLIGATION

     The Company is party to a cancelable operating lease agreement under which it occupies office space. Rent expense totaled $22 thousand, $23 thousand, and $22 thousand in 2006, 2005 and 2004, respectively. The future lease obligations at December 31, 2006 relating to this lease are immaterial.




11.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $517 thousand, $522 thousand and $510 thousand to PPM for investment advisory services during 2006, 2005 and 2004, respectively.

     The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $4.2 million, $3.9 million and $2.9 million in 2006, 2005 and 2004, respectively.

12.  BENEFIT PLANS

     The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its parent. To be eligible to participate in the Company's contribution, an employee must have attained the age of 21, have completed at least 1,000 hours of service in a 12-month period and passed this 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches up to 6 percent of a participant's elective contribution to the plan during the year. The Company's expense related to this plan was $100 thousand, $49 thousand and $36 thousand in 2006, 2005 and 2004, respectively.

     The Company participates in a non-qualified voluntary deferred compensation plan for certain employees, sponsored by its parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2006 and 2005, Jackson's liability for the Company's portion of such plans totaled $1,879 thousand and $1,437 thousand, respectively. Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to these plans, including a match of elective deferrals for the agents' deferred compensation plan, totaled nil, $33 thousand and nil in 2006, 2005 and 2004, respectively.


                                     PART C

                                OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of Board of Directors of Jackson National Life Insurance Company of New York authorizing the establishment of JNLNY Separate Account IV, incorporated by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-86933 and 811-09577) as filed on September 10, 1999.

(b)  Not applicable.

(c) (1) Distribution Agreement between Jackson National Life Insurance Company of New York and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (2)  Form of Selling  Agreement,  incorporated by reference to Registrant's
          Registration   Statement  on  Form  N-6  (File  Nos.   333-108433  and
          811-09933) as filed on October 17, 2003.

(d) (1) Form of Flexible Premium Variable Life Insurance Policy, incorporated by reference to Registrant's Registration Statement on Form N-6
          (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (2)  Form  of  Child   Insurance   Rider,   incorporated  by  reference  to
          Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (3) Form of Guaranteed Minimum Death Benefit Rider, incorporated by reference to Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (4)  Form of Other Insured Term Insurance Rider,  incorporated by reference
          to  Registrant's   Registration  Statement  on  Form  N-6  (File  Nos.
          333-108433 and 811-09933) as filed on October 17, 2003.

     (5)  Form of Waiver of Monthly Deductions Rider,  incorporated by reference
          to  Registrant's   Registration  Statement  on  Form  N-6  (File  Nos.
          333-108433 and 811-09933) as filed on October 17, 2003.

     (6) Form of Waiver of Specified Premium, incorporated by reference to Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (7) Form of Terminal Illness Benefit Rider, incorporated by reference to Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (8) Form of Loan Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 3 (File Nos. 333-109762 and 811-10463) as filed on October 27, 2004.

(e) (1) Specimen Application, incorporated by reference to Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (2) Specimen Supplemental Application, incorporated by reference to Registrant's Post-Effective Amendment No. 3 (File Nos. 333-109762 and 811-10463) as filed on October 27, 2004.

(f) (1) Declaration and Charter of First Jackson National Life Insurance Company, incorporated by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-86933 and 811-09577) as filed on September 10, 1999.

     (2) Certificate of Amendment of Charter of First Jackson National Life Insurance Company, incorporated by reference to Registrant's Registration Statement on Form S-6 (File Nos. 333-67902 and 811-10463) as filed on or about August 8, 2001.

     (3) Bylaws of First Jackson National Life Insurance Company, incorporated by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-86933 and 811-09577) as filed on September 10, 1999.

(g) (1) Reinsurance Agreement between Jackson National Life Insurance Company of New York and RGA Reinsurance Company, incorporated by reference to Registrant's Post-Effective Amendment No. 6 (File Nos. 333-109762 and 811-10463) as filed on April 28, 2006.

     (2) Reinsurance Agreement between Jackson National Life Insurance Company of New York and Transamerica Financial Life Insurance Company, incorporated by reference to Registrant's Post-Effective Amendment No. 6 (File Nos. 333-109762 and 811-10463) as filed on April 28, 2006.

     (3) Reinsurance Agreement between Jackson National Life Insurance Company of New York and Security Life of Denver Insurance Company, incorporated by reference to Registrant's Post-Effective Amendment No. 6 (File Nos. 333-109762 and 811-10463) as filed on April 28, 2006.

(h)  Not applicable.

(i)  Not applicable.

(j)  Not applicable.

(k)  Legal Opinion and Consent of Counsel, attached hereto.

(l) Actuarial Opinion, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on December 30, 2003 (File Nos. 333-86933 and 811-09577).

(m)(1) Sample Calculations, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on December 30, 2003 (File Nos. 333-86933 and 811-09577).

(m)(2)  Sample Calculations, attached hereto.

(n)  Consent of Independent Registered Public Accounting Firm, attached hereto.

(o)  Not applicable.

(p)  Not applicable.

(q) Redeemability Exemption, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on December 30, 2003 (File Nos. 333-86933 and 811-09577).

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

(1) Name and Principal                      (2) Positions and Offices
    Business Address                            with Depositor

Donald B. Henderson, Jr.                          Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous                                 Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo                                 Director
200 Manor Road
Douglaston, New York 11363

Joanne P. McCallie                                Director
1 Birch Road
110 Berkowitz
East Lansing, MI 48824

Gary H. Torgow                                    Director
220 West Congress
Detroit, MI 48226-3213

Richard D. Ash                                    Vice President
1 Corporate Way
Lansing, MI 48951

John B. Banez                                     Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                                   Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

John H. Brown                                     Vice President & Director
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                                 Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                                    Vice President & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom                                    Vice President & Deputy General Counsel
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                                     Senior Vice President
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                               Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                                  Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                                 Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                                  Vice President, Senior Counsel, Assistant Secretary & Director
1 Corporate Way
Lansing, MI 48951

James G. Golembiewski                             Vice President & Chief of Compliance for Separate Accounts
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                                 Executive Vice President, Chief Financial Officer &
1 Corporate Way                                   Chairman of the Board
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.                       Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                  Executive Vice President & Chief Distribution Officer
7601 Technology Way
Denver, CO 80237

Timo P. Kokko                                     Vice President
1 Corporate Way
Lansing, MI 48951

Everett W. Kunzelman                              Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                             President & Chief Executive Officer
1 Corporate Way
Lansing, MI 48951

Herbert G. May III                                Chief Administrative Officer & Director
275 Grove St Building 2
4th floor
Auburndale, MA 02466

Thomas J. Meyer                                   Senior Vice President, General Counsel, Secretary & Director
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                                    Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                                     Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                                 Executive Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Mark D. Nerud                                     Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                                   Vice President & Director
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                                Vice President
1 Corporate Way
Lansing, MI 48951

James B. Quinn                                    Vice President
1 Corporate Way
Lansing, MI 48951

Greg B. Salsbury                                  Vice President & Director
7601 Technology Way
Denver, CO 80237

Kathleen M. Smith                                 Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                                    Executive Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                                 Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                             Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                                  Chief Operating Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401


ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Company             State of Organization           Control/Ownership         Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing,                                 Life Insurance Company
LLC)

Brooke GP                    Delaware                   100% Brooke (Holdco 2)     Holding Company
                                                        Inc.                       Activities

Brooke LLC                   Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings, LLC         Delaware                   100% Brooke Holdings       Holding Company
                                                        (UK) Limited               Activities

Brooke Holdings (UK)         United Kingdom             100% Holborn Delaware      Holding Company
Limited                                                 Corporation                Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings,      Investment Related
                                                        Inc.                       Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings,      Life Insurance
Company                                                 Inc.

Brooke (Jersey) Limited      United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Crescent Telephone           Delaware                   100% Jackson National      Telecommunications
                                                        Life Insurance Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Equestrian Pointe            Illinois                   100% Jackson National      Real Estate
Investors, L.L.C.                                       Life Insurance Company

Forty Partners #1, L.C.      Missouri                   100% Jackson National      Real Estate
                                                        Life Insurance Company

GCI Holding Corporation      Delaware                   70% Jackson National       Holding Company
                                                        Life Insurance Company     Activities

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer
                                                        Holdings Inc.

Investment Centers of        Delaware                   100% IFC Holdings, Inc.    Broker/Dealer
America, Inc.

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Meadows NRH Associates,      Texas                      100% Meadows NRH, Inc.     Real Estate
L.P.

Meadows NRH, Inc.            Texas                      100% Jackson National      Real Estate
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings,      Holding Company
Holdings, Inc.                                          Inc.                       Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities


PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings,      Holding Company
                                                        Inc.                       Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential One Limited       United Kingdom             100% Prudential plc        Holding Company
                                                                                   Activities

Prudential Two Limited       United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Three Limited     United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Four Limited      United Kingdom             80% Prudential One         Holding Company
                                                        Limited, 10% Prudential    Activities
                                                        Two Limited, 10%
                                                        Prudential Three Limited

Prudential (US Holdco 1) BV  Netherlands                100% PUS Holdco 1 Limited  Holding Company
                                                                                   Activities

Prudential (US Holdco 2) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) BV               Activities

Prudential (US Holdco 3) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 2) BV               Activities

PUS Holdco 1 Limited         United Kingdom             100% Brooke LLC            Holding Company
                                                                                   Activities

PUS Holdco 2 Limited         Gibraltar                  100% Holborn Delaware LLC  Holding Company
                                                                                   Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer
                                                        Holdings, Inc.

ITEM 29. INDEMNIFICATION

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITERS

(a) Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account IV. Jackson National Life Distributors LLC also acts as general distributor for JNLNY Separate Account I, JNLNY Separate Account II, JNL Series Trust and JNLNY Variable Fund I LLC.

(b)

(1) Name and Principal Business Address                (2) Positions and Offices with Depositor

Michael A. Wells                                        Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                                       Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                        Director, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Nikhil Advani                                           Vice President
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                                          Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                                          Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker                                              Vice President
7601 Technology Way
Denver, CO 80237

Linda Baker                                             Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                                        Vice President
7601 Technology Way
Denver, CO 80237

William Britt                                           Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                                             Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                                            Executive Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins                                           Vice President
7601 Technology Way
Denver, CO 80237

Robert DiNardo                                          Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                                         Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                                        Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                                              Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                                             Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                                             Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                                              Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                                              Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                                        Executive Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                                           Vice President
7601 Technology Way
Denver, CO 80237

Susan McClure                                           Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                                          Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                                            Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                         Director and Secretary
1 Corporate Way
Lansing, MI 48951

Jack Mishler                                            Senior Vice President
7601 Technology Way
Denver, CO 80237

Peter Radloff                                           Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                                         Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury                                     Executive Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield                                      Vice President
7601 Technology Way
Denver, CO 80237

Greg Smith                                              Senior Vice President
7601 Technology Way
Denver, CO 80237

Sam Somuri                                              Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky                                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                                           Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                                        Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                                           Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                                             Vice President
7601 Technology Way
Denver, CO 80237


(c)


                        Compensation on Events Occasioning
Name of Principal       the Deduction of a Deferred Sales      Brokerage           Other
Underwriter             Load                                   Commissions         Compensation
----------------------- -------------------------------------- ------------------- -------------------------

Jackson National Life   Not Applicable                         Not Applicable      Not Applicable
Distributors LLC

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

               Jackson National Life Insurance Company of New York 2900 Westchester Avenue
               Purchase, NY 10577

               Jackson National Life Insurance Company of New York Institutional Marketing Group Service Center
               1 Corporate Way
               Lansing, MI 48951

               Jackson National Life Insurance Company of New York Annuity Service Center
               7601 Technology Way
               Denver, CO 80237

               Jackson National Life Insurance Company of New York 225 West Wacker Drive, Suite 1200
               Chicago, IL  60606

ITEM 32. MANAGEMENT SERVICES

Not Applicable

ITEM 33. FEE REPRESENTATION

Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under 485(b) and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 27th day of April, 2007.

                          JNLNY Separate Account - IV (Registrant)

                     By:  Jackson National Life Insurance Company of New York

                     By:   THOMAS J. MEYER
                          -------------------------------------------
                          Thomas J. Meyer
                          Senior Vice President, Secretary and
                          General Counsel

                          Jackson National Insurance Company of New York (Depositor)

                     By:   THOMAS J. MEYER
                          -------------------------------------------
                          Thomas J. Meyer
                          Senior Vice President, Secretary and
                          General Counsel

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

THOMAS J. MEYER*                                      April 27, 2007
----------------------------                          -----------------
Clark P. Manning, Jr.                                 Date
President and Chief Executive Officer

THOMAS J. MEYER*                                      April 27, 2007
----------------------------                          -----------------
Andrew B. Hopping                                     Date
Executive Vice President,
Chief Financial Officer,
and Director

THOMAS J. MEYER*                                      April 27, 2007
----------------------------                          -----------------
Herbert G. May III                                    Date
Chief Administrative Officer and Director

THOMAS J. MEYER                                       April 27, 2007
----------------------------                          -----------------
Thomas J. Meyer                                       Date
Senior Vice President, General Counsel
and Director

THOMAS J. MEYER*                                      April 27, 2007
----------------------------                          -----------------
John J. Brown                                         Date
Vice President and Director

THOMAS J. MEYER*                                      April 27, 2007
----------------------------                          -----------------
Marianne Clone                                        Date
Vice President and Director

THOMAS J. MEYER*                                      April 27, 2007
----------------------------                          -----------------
Julia A. Goatley                                      Date
Vice President, Senior Counsel,
Assistant Secretary and Director

THOMAS J. MEYER*                                      April 27, 2007
----------------------------                          -----------------
Russell E. Peck                                       Date
Vice President Director

THOMAS J. MEYER*                                      April 27, 2007
----------------------------                          -----------------
Gregory B. Salsbury                                   Date
Vice President and Director

THOMAS J. MEYER*                                      April 27, 2007
----------------------------                          -----------------
Donald B. Henderson, Jr.                              Date
Director

THOMAS J. MEYER*                                      April 27, 2007
----------------------------                          -----------------
David C. Porteous                                     Date
Director

THOMAS J. MEYER*                                      April 27, 2007
----------------------------                          -----------------
Donald T. DeCarlo                                     Date
Director

THOMAS J. MEYER*                                      April 27, 2007
----------------------------                          -----------------
Joanne P. McCallie                                    Date
Director

THOMAS J. MEYER*                                      April 27, 2007
----------------------------                          -----------------
Gary H. Torgow                                        Date
Director


* By Thomas J. Meyer
Senior Vice President, Secretary,
General Counsel and Attorney-in-Fact

                               POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony
L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (333-37175, 333-48822, 333-70384, 333-81266, 333-118370,
333-119659 and 333-137485), JNLNY Separate Account II (333-86933), and JNLNY
Separate Account IV (333-109762 and 333-118132), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2007.


CLARK P. MANNING, JR
----------------------------------------------
Clark P. Manning, Jr.
President and Chief Executive Officer

ANDREW B. HOPPING
----------------------------------------------
Andrew B. Hopping
Executive Vice President, Chief Financial Officer and Director

HERBERT G. MAY III
----------------------------------------------
Herbert G. May III
Chief Administrative Officer and Director

THOMAS J. MEYER
----------------------------------------------
Thomas J. Meyer
Senior Vice President, General Counsel and Director

JOHN H. BROWN
----------------------------------------------
John H. Brown
Vice President and Director

MARIANNE CLONE
----------------------------------------------
Marianne Clone
Vice President and Director

JULIA A. GOATLEY
----------------------------------------------
Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary and Director

RUSSELL E. PECK
----------------------------------------------
Russell E. Peck
Vice President and Director

GREGORY B. SALSBURY
----------------------------------------------
Gregory B. Salsbury
Vice President and Director

DONALD B. HENDERSON, JR.
----------------------------------------------
Donald B. Henderson, Jr.
Director

DAVID L. PORTEOUS
----------------------------------------------
David L. Porteous
Director

DONALD T. DECARLO
----------------------------------------------
Donald T. DeCarlo
Director

JOANNE P. MCCALLIE
----------------------------------------------
Joanne P. McCallie
Director

GARY H. TORGOW
----------------------------------------------
Gary H. Torgow
Director

                                  EXHIBIT LIST

Exhibit No.     Description

k.              Opinion and Consent of Counsel, attached hereto as EX-k.

m.2.            Sample Calculations, attached hereto as EX-m.2.

n. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-n.